UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  April 30

Date of reporting period:  October 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
October 31, 2019
Columbia Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks current income, consistent with minimal fluctuation of principal.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/31/08	5.65	11.75	3.20	3.57
	Including sales charges		0.65	6.50	2.19	3.07
Advisor Class*		11/08/12	5.78	12.03	3.44	3.82
Class C	Excluding sales charges	03/31/08	5.14	10.80	2.41	2.83
	Including sales charges		4.14	9.80	2.41	2.83
Institutional Class		01/09/86	5.78	12.02	3.46	3.82
Institutional 2 Class*		11/08/12	5.85	12.04	3.55	3.88
Institutional 3 Class		07/15/09	5.73	12.06	3.62	3.94
Class R*		11/16/11	5.40	11.34	2.92	3.25
Class V*	Excluding sales charges	03/07/11	5.71	11.74	3.28	3.65
	Including sales charges		0.70	6.49	2.27	3.15
Bloomberg Barclays U.S. Aggregate Bond Index			5.71	11.51	3.24	3.73
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Bond Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2019)
Asset-Backed Securities — Non-Agency	17.3
Commercial Mortgage-Backed Securities - Agency	1.2
Commercial Mortgage-Backed Securities - Non-Agency	9.5
Common Stocks	0.0(a)
Corporate Bonds & Notes	14.8
Foreign Government Obligations	0.2
Money Market Funds	2.9
Municipal Bonds	0.3
Residential Mortgage-Backed Securities - Agency	28.7
Residential Mortgage-Backed Securities - Non-Agency	24.5
U.S. Treasury Obligations	0.6
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2019)
AAA rating	46.6
AA rating	9.6
A rating	15.7
BBB rating	16.4
BB rating	0.2
Not rated	11.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Bond Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2019 — October 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.50	1,021.11	4.14	4.06	0.80
Advisor Class	1,000.00	1,000.00	1,057.80	1,022.37	2.84	2.80	0.55
Class C	1,000.00	1,000.00	1,051.40	1,017.29	8.04	7.91	1.56
Institutional Class	1,000.00	1,000.00	1,057.80	1,022.37	2.84	2.80	0.55
Institutional 2 Class	1,000.00	1,000.00	1,058.50	1,022.82	2.38	2.34	0.46
Institutional 3 Class	1,000.00	1,000.00	1,057.30	1,023.13	2.07	2.03	0.40
Class R	1,000.00	1,000.00	1,054.00	1,019.86	5.42	5.33	1.05
Class V	1,000.00	1,000.00	1,057.10	1,021.62	3.62	3.56	0.70
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Bond Fund | Semiannual Report 2019	5

Portfolio of Investments
October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 20.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class B
06/13/2022	3.490%	2,500,000	2,508,298
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	824,353	826,447
Series 2019-A Class A
07/15/2022	3.480%	1,338,093	1,344,442
Series 2019-B Class A
10/15/2026	2.720%	1,944,797	1,947,249
Bain Capital Credit CLO(a),(b)
Series 2018-1A Class B
3-month USD LIBOR + 1.400% 04/23/2031	3.334%	2,000,000	1,960,434
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.366%	2,000,000	1,951,664
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.536%	1,800,000	1,779,133
CLUB Credit Trust(a)
Series 2017-P2 Class A
01/15/2024	2.610%	234,073	234,126
Series 2018-P3 Class A
01/15/2026	3.820%	883,834	892,761
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	315,090	316,341
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	1,340,626	1,349,223
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P1 Class A
07/15/2025	3.390%	1,160,888	1,165,908
Series 2018-P2 Class A
10/15/2025	3.470%	1,667,990	1,677,297
Subordinated Series 2017-NP2 Class C
01/16/2024	4.870%	612,081	615,496
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class A
02/17/2026	4.790%	3,000,000	3,049,680
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	86,287	86,320
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	900,000	910,426
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.508%	1,250,000	1,229,059
DT Auto Owner Trust(a)
Series 2019-3A Class C
04/15/2025	2.740%	3,100,000	3,116,106
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	2,000,000	2,038,244
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	1,000,000	1,039,336
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	900,000	895,677
LendingClub Receivables Trust(a)
Series 2019-2 Class A
08/15/2025	4.000%	1,822,422	1,826,037
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.926%	5,000,000	4,936,140
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.316%	3,700,000	3,623,798
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	4.853%	1,150,000	1,151,649
Marlette Funding Trust(a)
Series 2018-1A Class A
03/15/2028	2.610%	77,513	77,521
Series 2018-1A Class B
03/15/2028	3.190%	2,100,000	2,102,083
Series 2018-2A Class B
07/17/2028	3.610%	4,000,000	4,028,819
Subordinated Series 2017-3A Class B
12/15/2024	3.010%	1,280,719	1,281,488
Subordinated, Series 2017-2A Class B
07/15/2024	3.190%	313,102	313,207
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	3.366%	1,820,000	1,779,844
Octagon Investment Partners XV Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 07/19/2030	3.176%	2,500,000	2,495,578
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	3.403%	4,000,000	3,912,992
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	2,140,000	2,170,997
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.116%	2,500,000	2,496,640
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	1,860,207	1,876,415
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	1,436,575	1,440,970
Series 2019-1A Class A
04/15/2025	3.540%	509,883	512,419
Series 2019-2A Class A
09/15/2025	3.200%	337,780	338,747
Series 2019-3A Class A
07/15/2025	3.190%	3,180,705	3,196,543
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month USD LIBOR + 1.090% Floor 1.090% 01/15/2030	3.091%	4,500,000	4,459,374
SoFi Consumer Loan Program LLC(a)
Series 2016-5 Class A
09/25/2028	3.060%	824,332	828,559
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	70,860	70,850
Series 2018-2 Class A1
04/26/2027	2.930%	309,739	310,009
Series 2018-3 Class B
08/25/2027	4.020%	1,800,000	1,866,131
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	3,571,661	3,574,797
USAA Auto Owner Trust
Series 2017-1 Class A3
05/17/2021	1.700%	159,797	159,690
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.451%	1,500,000	1,500,801
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	1,400,000	1,402,519
Total Asset-Backed Securities — Non-Agency (Cost $84,733,303)			84,668,284

Commercial Mortgage-Backed Securities - Agency 1.5%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	1,081,985
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	4,750,000	5,001,374
Total Commercial Mortgage-Backed Securities - Agency (Cost $5,822,161)			6,083,359

Commercial Mortgage-Backed Securities - Non-Agency 11.2%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,498,990	2,612,541
Series 2014-SFR3 Class A
12/17/2036	3.678%	2,841,676	2,953,807
Series 2015-SFR2 Class A
10/17/2045	3.732%	1,647,629	1,752,650
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	3.864%	1,300,000	1,303,263
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class D
1-month USD LIBOR + 2.000% Floor 2.000% 10/15/2037	3.921%	2,000,000	2,000,052
BFLD(a),(b)
Series 2019-DPLO Class A
1-month USD LIBOR + 1.090% Floor 1.090% 10/15/2034	3.190%	3,000,000	2,995,754

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month USD LIBOR + 1.250% Floor 1.250% 07/15/2035	3.164%	3,000,000	3,001,849
BX Trust(a),(b)
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Cap 1.587% 10/15/2036	3.587%	823,000	823,006
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.887%	747,000	747,005
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.414%	1,600,000	1,600,001
Hilton USA Trust(a),(c)
Subordinated Series 2016-HHV Class C
11/05/2038	4.194%	1,700,000	1,850,971
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,000,000	4,192,683
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	2.814%	2,583,701	2,582,412
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	2.928%	1,925,867	1,925,401
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	1,305,000	1,396,199
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-C6 Class A3
05/15/2045	3.507%	1,041,719	1,075,652
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,608,000	2,803,849
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	717,373	721,674
Series 2018-SF3 Class A
10/17/2035	3.880%	1,019,359	1,050,197
Series 2018-SFR1 Class A
03/17/2035	3.255%	1,682,952	1,692,802
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-SFR2 Class A
08/17/2035	3.712%	1,350,000	1,381,051
Series 2019-SFR1 Class E
08/17/2035	4.466%	1,100,000	1,137,986
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.014%	1,400,000	1,405,286
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class A
1-month USD LIBOR + 0.850% Floor 0.850% 02/15/2032	2.764%	2,000,000	1,993,423
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.164%	900,000	900,068
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month USD LIBOR + 1.200% Floor 1.200% 12/15/2034	3.114%	800,000	798,735
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $45,962,659)			46,698,317

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(d)	3	22
Total Consumer Staples		22
Financials 0.0%
Diversified Financial Services 0.0%
Jefferies Financial Group, Inc.	39	728
Total Financials		728
Total Common Stocks (Cost $—)		750

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes 17.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.5%
Northrop Grumman Corp.
01/15/2025	2.930%	1,090,000	1,127,915
01/15/2028	3.250%	1,015,000	1,063,058
Total			2,190,973
Automotive 0.2%
Ford Motor Co.
01/15/2043	4.750%	175,000	152,727
Ford Motor Credit Co. LLC
11/02/2020	2.343%	860,000	857,080
Total			1,009,807
Banking 2.0%
Bank of America Corp.(e)
01/20/2028	3.824%	1,920,000	2,070,010
Capital One Financial Corp.
05/12/2020	2.500%	1,150,000	1,152,440
JPMorgan Chase & Co.(e)
10/15/2030	2.739%	1,705,000	1,699,150
Morgan Stanley(e)
01/23/2030	4.431%	625,000	704,436
Wells Fargo & Co.
01/30/2020	2.150%	855,000	855,367
10/23/2026	3.000%	1,620,000	1,665,794
Total			8,147,197
Cable and Satellite 0.3%
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	590,000	604,914
Comcast Corp.
08/15/2047	4.000%	720,000	796,089
Total			1,401,003
Chemicals 0.1%
LYB International Finance III LLC
10/15/2049	4.200%	270,000	271,105
Diversified Manufacturing 0.3%
United Technologies Corp.
11/16/2028	4.125%	1,110,000	1,259,363
Electric 2.6%
CMS Energy Corp.
03/01/2024	3.875%	660,000	696,060
11/15/2025	3.600%	50,000	52,675
02/15/2027	2.950%	15,000	15,239
DTE Energy Co.
10/01/2026	2.850%	2,915,000	2,958,317
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
08/15/2027	3.150%	5,000	5,214
06/15/2049	4.200%	1,635,000	1,828,344
Emera U.S. Finance LP
06/15/2046	4.750%	1,440,000	1,697,528
Indiana Michigan Power Co.
07/01/2047	3.750%	206,000	223,256
Southern Co. (The)
07/01/2026	3.250%	612,000	638,916
07/01/2036	4.250%	350,000	381,748
07/01/2046	4.400%	1,184,000	1,337,409
WEC Energy Group, Inc.
06/15/2025	3.550%	150,000	159,941
Xcel Energy, Inc.
06/01/2025	3.300%	665,000	696,316
Total			10,690,963
Finance Companies 1.4%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	2,885,000	2,882,487
11/15/2035	4.418%	2,675,000	2,829,925
Total			5,712,412
Food and Beverage 1.8%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	1,702,000	2,037,822
Bacardi Ltd.(a)
05/15/2048	5.300%	2,050,000	2,309,212
Conagra Brands, Inc.
11/01/2048	5.400%	680,000	808,891
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	1,808,000	1,766,270
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.602%	460,000	460,379
Total			7,382,574
Health Care 1.2%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.142%	963,000	968,095
Becton Dickinson and Co.
05/15/2044	4.875%	288,000	333,488
Cardinal Health, Inc.
09/15/2045	4.900%	200,000	208,321
06/15/2047	4.368%	825,000	810,121
Cigna Corp.
12/15/2048	4.900%	475,000	551,704

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CVS Health Corp.
03/25/2048	5.050%	1,575,000	1,814,958
New York and Presbyterian Hospital (The)
08/01/2036	3.563%	245,000	258,494
Total			4,945,181
Healthcare Insurance 0.2%
UnitedHealth Group, Inc.
10/15/2047	3.750%	590,000	629,588
Independent Energy 0.3%
Canadian Natural Resources Ltd.
06/30/2033	6.450%	110,000	140,911
Hess Corp.
02/15/2041	5.600%	180,000	200,904
Noble Energy, Inc.
04/01/2027	8.000%	809,000	1,026,997
Total			1,368,812
Life Insurance 0.8%
Brighthouse Financial, Inc.
06/22/2047	4.700%	5,000	4,488
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	357,000	360,814
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	353,825
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	110,000	136,650
05/15/2047	4.270%	745,000	849,237
Voya Financial, Inc.
06/15/2026	3.650%	650,000	686,113
06/15/2046	4.800%	784,000	897,489
Total			3,288,616
Media and Entertainment 0.0%
Discovery Communications LLC
05/15/2049	5.300%	128,000	143,140
Midstream 1.4%
Kinder Morgan, Inc.
02/15/2046	5.050%	1,815,000	2,007,893
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	1,695,000	1,590,198
Southern Natural Gas Co. LLC
03/01/2032	8.000%	195,000	280,146
Western Gas Partners LP
08/15/2048	5.500%	280,000	243,261
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
09/15/2045	5.100%	1,470,000	1,609,795
Total			5,731,293
Natural Gas 0.6%
NiSource, Inc.
02/15/2023	3.850%	685,000	715,261
02/15/2043	5.250%	55,000	67,160
02/15/2044	4.800%	50,000	58,572
05/15/2047	4.375%	991,000	1,120,498
Sempra Energy
11/15/2025	3.750%	565,000	595,513
06/15/2027	3.250%	92,000	94,608
Total			2,651,612
Pharmaceuticals 0.6%
AbbVie, Inc.
11/14/2048	4.875%	370,000	408,784
Allergan Funding SCS
06/15/2044	4.850%	655,000	704,961
Amgen, Inc.
06/15/2051	4.663%	525,000	614,187
Celgene Corp.
02/20/2048	4.550%	160,000	194,141
Johnson & Johnson
12/05/2033	4.375%	427,000	514,682
Total			2,436,755
Railroads 0.4%
Canadian National Railway Co.
02/03/2020	2.400%	955,000	955,903
CSX Corp.
09/15/2049	3.350%	164,000	162,257
11/01/2066	4.250%	468,000	505,838
Total			1,623,998
Retailers 0.1%
Lowe’s Companies, Inc.
05/03/2047	4.050%	355,000	377,226
Supermarkets 0.4%
Kroger Co. (The)
04/15/2042	5.000%	172,000	186,702
02/01/2047	4.450%	465,000	481,379
01/15/2048	4.650%	963,000	1,024,973
Total			1,693,054
Technology 0.4%
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	1,805,000	1,823,165

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.6%
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	480,000	498,218
11/01/2046	4.200%	330,000	352,475
FedEx Corp.
04/01/2046	4.550%	1,550,000	1,629,824
Total			2,480,517
Wireless 0.1%
America Movil SAB de CV
03/30/2020	5.000%	440,000	445,147
Wirelines 1.1%
AT&T, Inc.
03/01/2029	4.350%	1,929,000	2,128,557
06/15/2045	4.350%	835,000	880,467
Verizon Communications, Inc.
09/21/2028	4.329%	295,000	335,525
08/10/2033	4.500%	1,000,000	1,171,210
03/15/2055	4.672%	175,000	216,795
Total			4,732,554
Total Corporate Bonds & Notes (Cost $67,113,572)			72,436,055

Foreign Government Obligations(f) 0.2%

Mexico 0.1%
Mexico Government International Bond
03/08/2044	4.750%	250,000	272,978
Peru 0.1%
Peruvian Government International Bond
03/14/2037	6.550%	385,000	562,880
Total Foreign Government Obligations (Cost $703,405)			835,858

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2015B
01/01/2033	7.375%	100,000	118,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 0.3%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	865,000	1,231,163
Total Municipal Bonds (Cost $964,387)			1,349,623

Residential Mortgage-Backed Securities - Agency 33.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/2021- 05/01/2041	5.000%	255,899	273,732
06/01/2043	4.000%	3,546,202	3,793,351
01/01/2046	3.500%	1,317,937	1,374,484
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.227%	4,569,923	880,719
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	8,020,636	8,259,054
07/01/2038	6.000%	1,220,114	1,403,631
01/01/2040	5.500%	1,750,169	1,965,129
09/01/2040	5.000%	1,289,933	1,425,953
05/01/2043- 11/01/2046	3.500%	15,321,540	16,009,917
11/01/2045- 02/01/2048	4.000%	4,431,054	4,679,058
Federal National Mortgage Association(h)
11/18/2034	2.500%	4,100,000	4,144,043
11/18/2034- 11/13/2049	3.000%	40,478,000	41,149,733
11/18/2034	3.500%	4,000,000	4,143,594
11/13/2049	4.000%	9,000,000	9,339,609
11/13/2049	4.500%	4,800,000	5,048,625
Federal National Mortgage Association(i)
08/01/2040	4.500%	3,199,462	3,463,465
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.177%	1,451,183	262,472
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.177%	3,878,035	807,736

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	4.327%	1,632,002	367,549
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	4.277%	1,746,938	335,503
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.377%	2,228,559	467,578
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	4.327%	2,793,322	597,759
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.227%	4,773,399	974,206
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.227%	3,867,246	800,610
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 2.000, Cap 12.000 07/20/2021- 07/20/2022	3.750%	7,989	8,020
1-year CMT + 1.500% Floor 1.000, Cap 11.000 04/20/2022- 04/20/2028	3.875%	20,789	21,047
Government National Mortgage Association
04/20/2048	4.500%	4,525,774	4,773,050
Government National Mortgage Association(h)
11/20/2049	3.500%	11,740,000	12,183,919
Government National Mortgage Association(b),(g)
CMO Series 2017-112 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.354%	1,740,574	340,938
CMO Series 2017-112 Class SJ
-1.0 x 1-month USD LIBOR + 5.660% Cap 5.660% 07/20/2047	3.814%	7,793,139	1,340,155
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.354%	1,741,816	382,887
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	4.354%	2,551,549	558,021
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.354%	1,523,428	289,587
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	4.304%	1,718,491	312,335
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.354%	2,021,614	356,686
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.354%	2,019,244	428,835
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.354%	1,547,145	323,626
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	4.404%	2,235,144	461,742
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.354%	1,955,610	365,678
CMO Series 2018-134 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.354%	1,613,611	245,485
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.354%	4,319,428	832,863
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.304%	3,755,736	723,361
CMO Series 2018-155 Class SL
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.304%	2,293,152	391,876

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.354%	1,993,181	429,006
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.354%	2,513,617	431,350
CMO Series 2019-15 Class SC
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.204%	1,746,837	303,494
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	4.154%	3,067,010	644,342
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.204%	3,908,383	677,243
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.304%	2,377,010	473,338
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.304%	2,462,077	482,709
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	4.204%	2,649,975	498,294
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	4.304%	2,595,006	421,707
Total Residential Mortgage-Backed Securities - Agency (Cost $137,082,641)			140,669,104

Residential Mortgage-Backed Securities - Non-Agency 28.9%

Ajax Mortgage Loan Trust(a)
Series 2017-B Class A
09/25/2056	3.163%	1,505,180	1,517,954
American Mortgage Trust(c),(j),(k)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	1,533	929
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-1 Class A1
04/27/2048	3.258%	1,883,870	1,891,665
CMO Series 2019-1 Class A1
11/25/2048	3.920%	2,047,994	2,077,673
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angel Oak Mortgage Trust I LLC(a),(c),(k)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	960,000	989,184
Angel Oak Mortgage Trust LLC(a),(c)
CMO Series 2017-3 Class A2
11/25/2047	2.883%	1,464,296	1,462,410
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	425,076	433,359
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A1
04/25/2049	3.347%	1,095,528	1,115,766
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,095,528	1,115,448
Bayview Opportunity Master Fund IIIb Trust(a),(c),(k)
Series 2019-LT2 Class A1
10/28/2034	3.376%	500,000	500,000
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,639,124	1,674,113
Bayview Opportunity Master Fund IVb Trust(a)
CMO Series 2017-SPL3 Class A
11/28/2053	4.000%	2,748,130	2,832,950
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	763,984	771,241
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	2.773%	862,355	862,265
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.173%	3,500,000	3,506,910
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.423%	1,600,000	1,607,609
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.123%	1,592,673	1,593,904
CMO Series 2019-2A Class M1A
1-month USD LIBOR + 1.000% Floor 1.000% 04/25/2029	2.823%	1,314,456	1,317,030
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	2.923%	600,000	600,599

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.423%	3,200,000	3,205,270
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	3.314%	900,000	900,008
BRAVO Residential Funding Trust(a),(c)
CMO Series 2019-NQM1 Class A3
07/25/2059	2.996%	2,639,574	2,629,923
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	3,814,238	3,822,019
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	1,616,351	1,635,748
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.857%	1,839,243	1,827,825
Citigroup Mortgage Loan Trust(a),(c)
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	1,867,929	1,868,534
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2015-A Class A4
06/25/2058	4.250%	198,925	207,674
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	789,004	768,600
COLT 2019-1 Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
03/25/2049	4.012%	751,848	760,574
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.930%	2,198,045	2,194,376
Deephaven Residential Mortgage Trust(a)
CMO Series 2018-1A Class A3
12/25/2057	3.202%	1,508,147	1,508,847
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2019-1A Class A3
01/25/2059	3.948%	1,090,160	1,107,676
Eagle RE Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	3.718%	658,670	659,729
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.073%	2,500,000	2,498,749
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(c),(k)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	1,000,000	1,000,000
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	2,295,536	2,322,157
GCAT Trust(a),(c)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	498,000	500,303
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	3,593,669	3,583,020
Legacy Mortgage Asset Trust(a)
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	975,166	987,034
MFA Trust(a),(c)
CMO Series 2017-RPL1 Class A1
02/25/2057	2.588%	473,630	471,366
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	468,990	469,021
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class A
07/25/2054	3.790%	1,418,998	1,444,232
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	638,549	638,150
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	1,369,269	1,368,413
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	833,921	870,556
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	1,788,695	1,803,477
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	625,519	628,316
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.373%	1,507,109	1,509,804
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.223%	500,000	499,984
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	4.187%	1,300,000	1,299,860

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OBX Trust(a),(b)
CMO Series 2018-EXP1 Class 2A1A
1-month USD LIBOR + 0.850% Floor 0.850% 04/25/2048	2.673%	1,781,872	1,764,255
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.804%	1,485,023	1,489,958
Preston Ridge Partners Mortgage LLC(a),(c)
CMO Series 2018-1A Class A1
04/25/2023	3.750%	1,431,512	1,433,344
CMO Series 2019-1A Class A1
01/25/2024	4.500%	1,294,445	1,313,397
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2018-2A Class A1
08/25/2023	4.000%	768,861	770,055
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% Floor 1.250% 02/25/2029	3.073%	4,000,000	3,998,789
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.573%	1,500,000	1,499,802
RCO V Mortgage LLC(a),(c)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	1,334,814	1,340,655
RCO V Mortgage LLC(a)
CMO Series 2019-1 Class A1
05/24/2024	3.721%	1,068,110	1,072,559
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	783,191	794,456
CMO Series 2019-3 Class A3
09/25/2059	3.044%	792,593	791,498
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2018-IMC1 Class A3
03/25/2048	3.977%	1,657,384	1,667,933
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	683,208	691,764
CMO Series 2019-INV1 Class A3
08/25/2049	2.916%	3,967,453	3,960,158
Towd Point Mortgage Trust(a)
CMO Series 2016-2 Class A1
08/25/2055	3.000%	826,500	836,919
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	3.823%	1,909,338	1,919,538
Vendee Mortgage Trust(c),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.197%	1,161,868	5,635
CMO Series 1998-3 Class IO
03/15/2029	0.004%	1,431,384	211
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	567,297	570,195
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1A
10/26/2048	4.213%	5,376,106	5,379,907
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	832,502	837,381
Vericrest Opportunity Loan Trust(a),(c)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	998,488	997,535
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	2,000,000	1,999,936
Verus Securitization Trust(a),(c)
CMO Series 2017-2A Class A1
07/25/2047	2.485%	215,897	214,999
CMO Series 2018-2 Class A3
06/01/2058	3.830%	1,786,482	1,796,032
CMO Series 2019-2 Class A2
04/25/2059	3.345%	690,626	696,601
CMO Series 2019-2 Class A3
04/25/2059	3.448%	863,282	870,761
CMO Series 2019-3 Class A3
07/25/2059	3.040%	3,367,922	3,380,896
CMO Series 2019-4 Class A2
11/25/2059	2.846%	1,000,000	1,000,641
Verus Securitization Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.929%	1,759,784	1,761,489
CMO Series 2018-1 Class A2
02/25/2048	3.031%	1,637,008	1,638,727
Visio Trust(a),(c)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	954,239	960,287

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-2 Class A2
11/25/2054	2.924%	1,500,000	1,504,543
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $119,344,731)			119,823,110

U.S. Treasury Obligations 0.7%

U.S. Treasury
08/15/2048	3.000%	530,000	623,247
U.S. Treasury(l)
STRIPS
02/15/2040	0.000%	3,461,000	2,282,232
Total U.S. Treasury Obligations (Cost $1,859,051)			2,905,479
Money Market Funds 3.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(m),(n)	14,263,518	14,262,092
Total Money Market Funds (Cost $14,262,092)		14,262,092
Total Investments in Securities (Cost: $477,848,002)		489,732,031
Other Assets & Liabilities, Net		(74,394,743)
Net Assets		415,337,288

At October 31, 2019, securities and/or cash totaling $1,719,764 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	508	12/2019	USD	66,190,813	—	(527,874)
U.S. Treasury 5-Year Note	205	12/2019	USD	24,436,641	—	(120,537)
U.S. Ultra Treasury Bond	78	12/2019	USD	14,800,500	—	(427,347)
Total					—	(1,075,758)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(68)	12/2019	EUR	(9,154,160)	108,269	—
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $249,697,551, which represents 60.12% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2019.
(d)	Non-income producing investment.
(e)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2019.
(f)	Principal and interest may not be guaranteed by a governmental entity.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2019, the total value of these securities amounted to $929, which represents less than 0.01% of total net assets.
(k)	Valuation based on significant unobservable inputs.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(l)	Zero coupon bond.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	15,901,930	83,616,521	(85,254,933)	14,263,518	881	—	210,275	14,262,092
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	84,668,284	—	84,668,284
Commercial Mortgage-Backed Securities - Agency	—	6,083,359	—	6,083,359
Commercial Mortgage-Backed Securities - Non-Agency	—	46,698,317	—	46,698,317
Common Stocks
Consumer Staples	—	22	—	22
Financials	728	—	—	728
Total Common Stocks	728	22	—	750
Corporate Bonds & Notes	—	72,436,055	—	72,436,055
Foreign Government Obligations	—	835,858	—	835,858
Municipal Bonds	—	1,349,623	—	1,349,623
Residential Mortgage-Backed Securities - Agency	—	140,669,104	—	140,669,104
Residential Mortgage-Backed Securities - Non-Agency	—	117,332,997	2,490,113	119,823,110
U.S. Treasury Obligations	623,247	2,282,232	—	2,905,479
Money Market Funds	14,262,092	—	—	14,262,092
Total Investments in Securities	14,886,067	472,355,851	2,490,113	489,732,031
Investments in Derivatives
Asset
Futures Contracts	108,269	—	—	108,269
Liability
Futures Contracts	(1,075,758)	—	—	(1,075,758)
Total	13,918,578	472,355,851	2,490,113	488,764,542
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Bond Fund | Semiannual Report 2019

Statement of Assets and Liabilities
October 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $463,585,910)	$475,469,939
Affiliated issuers (cost $14,262,092)	14,262,092
Cash collateral held at broker for:
TBA	26,000
Receivable for:
Capital shares sold	1,069,848
Dividends	37,099
Interest	1,617,426
Foreign tax reclaims	17,162
Variation margin for futures contracts	787,273
Expense reimbursement due from Investment Manager	1,915
Prepaid expenses	1,993
Trustees’ deferred compensation plan	213,434
Other assets	5,661
Total assets	493,509,842
Liabilities
Due to custodian	9,464
Payable for:
Investments purchased	697,062
Investments purchased on a delayed delivery basis	76,017,934
Capital shares purchased	92,654
Distributions to shareholders	969,049
Variation margin for futures contracts	18,960
Management services fees	5,646
Distribution and/or service fees	604
Transfer agent fees	17,232
Compensation of board members	63,399
Compensation of chief compliance officer	13
Other expenses	67,103
Trustees’ deferred compensation plan	213,434
Total liabilities	78,172,554
Net assets applicable to outstanding capital stock	$415,337,288
Represented by
Paid in capital	399,417,722
Total distributable earnings (loss)	15,919,566
Total - representing net assets applicable to outstanding capital stock	$415,337,288
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	19

Statement of Assets and Liabilities  (continued)
October 31, 2019 (Unaudited)
Class A
Net assets	$61,191,987
Shares outstanding	6,940,930
Net asset value per share	$8.82
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.26
Advisor Class
Net assets	$1,159,255
Shares outstanding	131,658
Net asset value per share	$8.81
Class C
Net assets	$5,365,619
Shares outstanding	609,412
Net asset value per share	$8.80
Institutional Class
Net assets	$62,160,557
Shares outstanding	7,051,513
Net asset value per share	$8.82
Institutional 2 Class
Net assets	$6,712,842
Shares outstanding	763,809
Net asset value per share	$8.79
Institutional 3 Class
Net assets	$269,610,296
Shares outstanding	30,524,631
Net asset value per share	$8.83
Class R
Net assets	$697,139
Shares outstanding	79,089
Net asset value per share	$8.81
Class V
Net assets	$8,439,593
Shares outstanding	959,013
Net asset value per share	$8.80
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$9.24
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Bond Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended October 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$10
Dividends — affiliated issuers	210,275
Interest	6,638,782
Total income	6,849,067
Expenses:
Management services fees	999,931
Distribution and/or service fees
Class A	69,232
Class C	23,062
Class R	1,767
Class V	6,377
Transfer agent fees
Class A	44,079
Advisor Class	710
Class C	3,666
Institutional Class	45,600
Institutional 2 Class	1,445
Institutional 3 Class	10,159
Class R	563
Class V	6,787
Compensation of board members	12,651
Custodian fees	20,326
Printing and postage fees	13,399
Registration fees	58,457
Audit fees	25,753
Legal fees	4,350
Compensation of chief compliance officer	74
Other	9,351
Total expenses	1,357,739
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(359,527)
Fees waived by transfer agent
Institutional 3 Class	(3,538)
Expense reduction	(1,120)
Total net expenses	993,554
Net investment income	5,855,513
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,231,895
Investments — affiliated issuers	881
Foreign currency translations	82
Futures contracts	5,812,496
Options purchased	342,500
Options contracts written	(479,200)
Net realized gain	7,908,654
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	9,724,883
Futures contracts	(1,548,900)
Options purchased	(18,843)
Options contracts written	10,827
Net change in unrealized appreciation (depreciation)	8,167,967
Net realized and unrealized gain	16,076,621
Net increase in net assets resulting from operations	$21,932,134
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	21

Statement of Changes in Net Assets
	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations
Net investment income	$5,855,513	$11,686,158
Net realized gain (loss)	7,908,654	(1,531,170)
Net change in unrealized appreciation (depreciation)	8,167,967	9,001,425
Net increase in net assets resulting from operations	21,932,134	19,156,413
Distributions to shareholders
Net investment income and net realized gains
Class A	(732,281)	(1,340,588)
Advisor Class	(12,947)	(19,447)
Class C	(43,664)	(91,062)
Institutional Class	(829,125)	(1,545,968)
Institutional 2 Class	(71,469)	(62,439)
Institutional 3 Class	(4,081,068)	(8,285,299)
Class R	(8,460)	(15,353)
Class T	—	(149)
Class V	(116,732)	(238,350)
Total distributions to shareholders	(5,895,746)	(11,598,655)
Increase (decrease) in net assets from capital stock activity	23,597,803	(40,986,785)
Total increase (decrease) in net assets	39,634,191	(33,429,027)
Net assets at beginning of period	375,703,097	409,132,124
Net assets at end of period	$415,337,288	$375,703,097
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Bond Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2019 (Unaudited)		April 30, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,573,825	13,758,222	1,032,115	8,545,104
Distributions reinvested	64,363	562,861	119,481	990,693
Redemptions	(571,987)	(5,002,463)	(1,415,970)	(11,685,508)
Net increase (decrease)	1,066,201	9,318,620	(264,374)	(2,149,711)
Advisor Class
Subscriptions	359,667	3,188,454	37,216	308,849
Distributions reinvested	1,464	12,802	2,314	19,166
Redemptions	(316,811)	(2,813,234)	(12,265)	(101,649)
Net increase	44,320	388,022	27,265	226,366
Class C
Subscriptions	198,199	1,729,834	259,041	2,138,136
Distributions reinvested	4,362	38,092	9,638	79,782
Redemptions	(73,437)	(636,445)	(513,962)	(4,252,640)
Net increase (decrease)	129,124	1,131,481	(245,283)	(2,034,722)
Institutional Class
Subscriptions	1,415,618	12,348,275	567,628	4,698,580
Distributions reinvested	81,180	709,995	156,931	1,300,959
Redemptions	(496,765)	(4,335,122)	(1,502,294)	(12,396,994)
Net increase (decrease)	1,000,033	8,723,148	(777,735)	(6,397,455)
Institutional 2 Class
Subscriptions	360,434	3,188,400	359,306	2,964,758
Distributions reinvested	8,171	71,319	7,485	62,142
Redemptions	(42,000)	(364,669)	(34,201)	(281,160)
Net increase	326,605	2,895,050	332,590	2,745,740
Institutional 3 Class
Subscriptions	800,549	6,941,667	1,375,268	11,439,833
Distributions reinvested	3,761	32,961	7,072	58,748
Redemptions	(652,886)	(5,673,457)	(5,339,004)	(44,116,064)
Net increase (decrease)	151,424	1,301,171	(3,956,664)	(32,617,483)
Class R
Subscriptions	3,249	28,216	16,960	140,236
Distributions reinvested	968	8,459	1,851	15,353
Redemptions	(5,505)	(47,942)	(4,836)	(40,041)
Net increase (decrease)	(1,288)	(11,267)	13,975	115,548
Class T
Redemptions	—	—	(1,138)	(9,355)
Net decrease	—	—	(1,138)	(9,355)
Class V
Subscriptions	3,003	26,101	3,637	29,963
Distributions reinvested	9,851	85,946	21,018	173,913
Redemptions	(29,885)	(260,469)	(129,292)	(1,069,589)
Net decrease	(17,031)	(148,422)	(104,637)	(865,713)
Total net increase (decrease)	2,699,388	23,597,803	(4,976,001)	(40,986,785)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	23

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2019 (Unaudited)	$8.46	0.12	0.36	0.48	(0.12)	—	(0.12)
Year Ended 4/30/2019	$8.28	0.23	0.17	0.40	(0.22)	—	(0.22)
Year Ended 4/30/2018	$8.47	0.16	(0.19)	(0.03)	(0.15)	(0.01)	(0.16)
Year Ended 4/30/2017	$8.72	0.16	(0.05)	0.11	(0.15)	(0.21)	(0.36)
Year Ended 4/30/2016	$8.91	0.16	0.07	0.23	(0.21)	(0.21)	(0.42)
Year Ended 4/30/2015	$8.86	0.17	0.15	0.32	(0.16)	(0.11)	(0.27)
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$8.45	0.13	0.36	0.49	(0.13)	—	(0.13)
Year Ended 4/30/2019	$8.27	0.25	0.18	0.43	(0.25)	—	(0.25)
Year Ended 4/30/2018	$8.46	0.18	(0.18)	0.00(f)	(0.18)	(0.01)	(0.19)
Year Ended 4/30/2017	$8.72	0.18	(0.06)	0.12	(0.17)	(0.21)	(0.38)
Year Ended 4/30/2016	$8.91	0.18	0.07	0.25	(0.23)	(0.21)	(0.44)
Year Ended 4/30/2015	$8.85	0.19	0.16	0.35	(0.18)	(0.11)	(0.29)
Class C
Six Months Ended 10/31/2019 (Unaudited)	$8.45	0.08	0.35	0.43	(0.08)	—	(0.08)
Year Ended 4/30/2019	$8.27	0.16	0.18	0.34	(0.16)	—	(0.16)
Year Ended 4/30/2018	$8.46	0.09	(0.18)	(0.09)	(0.09)	(0.01)	(0.10)
Year Ended 4/30/2017	$8.71	0.10	(0.05)	0.05	(0.09)	(0.21)	(0.30)
Year Ended 4/30/2016	$8.90	0.09	0.07	0.16	(0.14)	(0.21)	(0.35)
Year Ended 4/30/2015	$8.85	0.10	0.16	0.26	(0.10)	(0.11)	(0.21)
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$8.46	0.13	0.36	0.49	(0.13)	—	(0.13)
Year Ended 4/30/2019	$8.28	0.25	0.18	0.43	(0.25)	—	(0.25)
Year Ended 4/30/2018	$8.47	0.15	(0.15)	0.00(f)	(0.18)	(0.01)	(0.19)
Year Ended 4/30/2017	$8.72	0.18	(0.05)	0.13	(0.17)	(0.21)	(0.38)
Year Ended 4/30/2016	$8.91	0.18	0.07	0.25	(0.23)	(0.21)	(0.44)
Year Ended 4/30/2015	$8.86	0.19	0.15	0.34	(0.18)	(0.11)	(0.29)
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$8.43	0.13	0.36	0.49	(0.13)	—	(0.13)
Year Ended 4/30/2019	$8.26	0.26	0.16	0.42	(0.25)	—	(0.25)
Year Ended 4/30/2018	$8.44	0.19	(0.18)	0.01	(0.18)	(0.01)	(0.19)
Year Ended 4/30/2017	$8.70	0.17	(0.04)	0.13	(0.18)	(0.21)	(0.39)
Year Ended 4/30/2016	$8.89	0.19	0.07	0.26	(0.24)	(0.21)	(0.45)
Year Ended 4/30/2015	$8.84	0.20	0.15	0.35	(0.19)	(0.11)	(0.30)
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2019 (Unaudited)	$8.82	5.65%	0.98%(c)	0.80%(c),(d)	2.63%(c)	111%	$61,192
Year Ended 4/30/2019	$8.46	4.98%	1.01%	0.83%(d)	2.73%	236%	$49,696
Year Ended 4/30/2018	$8.28	(0.33%)	1.00%	0.86%(d)	1.84%	257%	$50,845
Year Ended 4/30/2017	$8.47	1.34%	0.98%(e)	0.82%(d),(e)	1.86%	375%	$52,029
Year Ended 4/30/2016	$8.72	2.74%	1.02%	0.86%(d)	1.83%	428%	$55,058
Year Ended 4/30/2015	$8.91	3.63%	1.01%	0.90%(d)	1.85%	350%	$52,256
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$8.81	5.78%	0.73%(c)	0.55%(c),(d)	2.87%(c)	111%	$1,159
Year Ended 4/30/2019	$8.45	5.24%	0.76%	0.58%(d)	3.03%	236%	$738
Year Ended 4/30/2018	$8.27	(0.08%)	0.75%	0.61%(d)	2.09%	257%	$497
Year Ended 4/30/2017	$8.46	1.48%	0.73%(e)	0.57%(d),(e)	2.10%	375%	$516
Year Ended 4/30/2016	$8.72	3.01%	0.77%	0.61%(d)	2.07%	428%	$390
Year Ended 4/30/2015	$8.91	4.00%	0.76%	0.64%(d)	2.12%	350%	$26
Class C
Six Months Ended 10/31/2019 (Unaudited)	$8.80	5.14%	1.74%(c)	1.56%(c),(d)	1.88%(c)	111%	$5,366
Year Ended 4/30/2019	$8.45	4.20%	1.76%	1.59%(d)	1.96%	236%	$4,058
Year Ended 4/30/2018	$8.27	(1.08%)	1.75%	1.61%(d)	1.04%	257%	$6,001
Year Ended 4/30/2017	$8.46	0.59%	1.73%(e)	1.57%(d),(e)	1.11%	375%	$9,461
Year Ended 4/30/2016	$8.71	1.98%	1.77%	1.61%(d)	1.08%	428%	$10,870
Year Ended 4/30/2015	$8.90	2.91%	1.76%	1.60%(d)	1.15%	350%	$9,406
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$8.82	5.78%	0.73%(c)	0.55%(c),(d)	2.88%(c)	111%	$62,161
Year Ended 4/30/2019	$8.46	5.24%	0.76%	0.58%(d)	2.97%	236%	$51,185
Year Ended 4/30/2018	$8.28	(0.08%)	0.74%	0.61%(d)	1.74%	257%	$56,556
Year Ended 4/30/2017	$8.47	1.60%	0.73%(e)	0.58%(d),(e)	2.11%	375%	$369,017
Year Ended 4/30/2016	$8.72	3.00%	0.77%	0.61%(d)	2.08%	428%	$440,059
Year Ended 4/30/2015	$8.91	3.88%	0.75%	0.65%(d)	2.10%	350%	$550,803
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$8.79	5.85%	0.64%(c)	0.46%(c)	2.97%(c)	111%	$6,713
Year Ended 4/30/2019	$8.43	5.24%	0.64%	0.47%	3.20%	236%	$3,687
Year Ended 4/30/2018	$8.26	0.13%	0.64%	0.51%	2.20%	257%	$864
Year Ended 4/30/2017	$8.44	1.58%	0.63%(e)	0.49%(e)	1.99%	375%	$735
Year Ended 4/30/2016	$8.70	3.11%	0.60%	0.50%	2.14%	428%	$52
Year Ended 4/30/2015	$8.89	4.04%	0.56%	0.50%	2.25%	350%	$413
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	25

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$8.48	0.13	0.35	0.48	(0.13)	—	(0.13)
Year Ended 4/30/2019	$8.30	0.26	0.18	0.44	(0.26)	—	(0.26)
Year Ended 4/30/2018	$8.48	0.21	(0.19)	0.02	(0.19)	(0.01)	(0.20)
Year Ended 4/30/2017	$8.74	0.19	(0.05)	0.14	(0.19)	(0.21)	(0.40)
Year Ended 4/30/2016	$8.92	0.19	0.09	0.28	(0.25)	(0.21)	(0.46)
Year Ended 4/30/2015	$8.87	0.20	0.15	0.35	(0.19)	(0.11)	(0.30)
Class R
Six Months Ended 10/31/2019 (Unaudited)	$8.46	0.10	0.36	0.46	(0.11)	—	(0.11)
Year Ended 4/30/2019	$8.28	0.21	0.17	0.38	(0.20)	—	(0.20)
Year Ended 4/30/2018	$8.47	0.13	(0.18)	(0.05)	(0.13)	(0.01)	(0.14)
Year Ended 4/30/2017	$8.72	0.14	(0.05)	0.09	(0.13)	(0.21)	(0.34)
Year Ended 4/30/2016	$8.91	0.14	0.07	0.21	(0.19)	(0.21)	(0.40)
Year Ended 4/30/2015	$8.86	0.14	0.16	0.30	(0.14)	(0.11)	(0.25)
Class V
Six Months Ended 10/31/2019 (Unaudited)	$8.44	0.12	0.36	0.48	(0.12)	—	(0.12)
Year Ended 4/30/2019	$8.27	0.23	0.17	0.40	(0.23)	—	(0.23)
Year Ended 4/30/2018	$8.46	0.16	(0.18)	(0.02)	(0.16)	(0.01)	(0.17)
Year Ended 4/30/2017	$8.71	0.17	(0.05)	0.12	(0.16)	(0.21)	(0.37)
Year Ended 4/30/2016	$8.90	0.17	0.07	0.24	(0.22)	(0.21)	(0.43)
Year Ended 4/30/2015	$8.85	0.17	0.16	0.33	(0.17)	(0.11)	(0.28)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
04/30/2017	0.04%	0.04%	0.04%	0.03%	0.02%	0.03%	0.03%	0.03%

(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$8.83	5.73%	0.58%(c)	0.40%(c)	3.04%(c)	111%	$269,610
Year Ended 4/30/2019	$8.48	5.41%	0.58%	0.42%	3.14%	236%	$257,417
Year Ended 4/30/2018	$8.30	0.19%	0.59%	0.46%	2.46%	257%	$284,876
Year Ended 4/30/2017	$8.48	1.63%	0.54%(e)	0.42%(e)	2.26%	375%	$29,756
Year Ended 4/30/2016	$8.74	3.28%	0.56%	0.45%	2.24%	428%	$31,981
Year Ended 4/30/2015	$8.92	4.05%	0.54%	0.48%	2.27%	350%	$27,155
Class R
Six Months Ended 10/31/2019 (Unaudited)	$8.81	5.40%	1.23%(c)	1.05%(c),(d)	2.38%(c)	111%	$697
Year Ended 4/30/2019	$8.46	4.71%	1.26%	1.08%(d)	2.51%	236%	$680
Year Ended 4/30/2018	$8.28	(0.58%)	1.25%	1.11%(d)	1.54%	257%	$550
Year Ended 4/30/2017	$8.47	1.09%	1.23%(e)	1.08%(d),(e)	1.62%	375%	$922
Year Ended 4/30/2016	$8.72	2.49%	1.27%	1.11%(d)	1.57%	428%	$1,750
Year Ended 4/30/2015	$8.91	3.37%	1.26%	1.15%(d)	1.59%	350%	$2,009
Class V
Six Months Ended 10/31/2019 (Unaudited)	$8.80	5.71%	0.88%(c)	0.70%(c),(d)	2.73%(c)	111%	$8,440
Year Ended 4/30/2019	$8.44	4.96%	0.91%	0.73%(d)	2.83%	236%	$8,242
Year Ended 4/30/2018	$8.27	(0.23%)	0.90%	0.76%(d)	1.92%	257%	$8,934
Year Ended 4/30/2017	$8.46	1.44%	0.88%(e)	0.73%(d),(e)	1.95%	375%	$10,139
Year Ended 4/30/2016	$8.71	2.85%	0.92%	0.76%(d)	1.93%	428%	$10,887
Year Ended 4/30/2015	$8.90	3.73%	0.91%	0.80%(d)	1.95%	350%	$11,885
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Bond Fund | Semiannual Report 2019	27

Notes to Financial Statements
October 31, 2019 (Unaudited)
Note 1. Organization
Columbia Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
28	Columbia Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event
Columbia Bond Fund | Semiannual Report 2019	29

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are
30	Columbia Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Columbia Bond Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	108,269*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	1,075,758*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Interest rate risk	5,812,496	(479,200)	342,500	5,675,796

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Total ($)
Interest rate risk	(1,548,900)	10,827	(18,843)	(1,556,916)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	106,728,387
Futures contracts — short	5,104,816

Derivative instrument	Average value ($)**
Options contracts — purchased	35,568
Options contracts — written	(208,834)

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2019.
**	Based on the ending daily outstanding amounts for the six months ended October 31, 2019.
32	Columbia Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to
Columbia Bond Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
34	Columbia Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2019 was 0.50% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Bond Fund | Semiannual Report 2019	35

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective September 1, 2019 through August 31, 2020, Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended October 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.16
Advisor Class	0.16
Class C	0.16
Institutional Class	0.16
Institutional 2 Class	0.06
Institutional 3 Class	0.00
Class R	0.16
Class V	0.16
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2019, these minimum account balance fees reduced total expenses of the Fund by $1,120.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
36	Columbia Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.40% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.20% for shareholder liaison services and up to 0.20% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.15% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	34,283
Class C	—	1.00(b)	38
Class V	4.75	0.50 - 1.00(a)	15

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2019 through August 31, 2020	Prior to September 1, 2019
Class A	0.81%	0.82%
Advisor Class	0.56	0.57
Class C	1.56	1.57
Institutional Class	0.56	0.57
Institutional 2 Class	0.46	0.46
Institutional 3 Class	0.40	0.40
Class R	1.06	1.07
Class V	0.71	0.72
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective
Columbia Bond Fund | Semiannual Report 2019	37

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
September 1, 2019 through August 31, 2020, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 3 Class of the average daily net assets attributable to Institutional 3 Class, unless sooner terminated at the sole discretion of the Board of Trustees. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
477,848,000	12,714,000	(1,797,000)	10,917,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	1,157,981	1,157,981
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $531,741,978 and $491,220,896, respectively, for the six months ended October 31, 2019, of which $419,478,567 and $411,829,779, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
38	Columbia Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate (SOFR), that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or
Columbia Bond Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
discontinuation of, LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become settled.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in the mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2019, one unaffiliated shareholder of record owned 69.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
40	Columbia Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Bond Fund | Semiannual Report 2019	41

 Board Consideration and Approval of ManagementAgreement
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Bond Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
42	Columbia Bond Fund | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the fifty-first, thirty-seventh and twenty-ninth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
Columbia Bond Fund | Semiannual Report 2019	43

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, the Fund’s actual management fee and net total expense ratio were both ranked in the third quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
44	Columbia Bond Fund | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Bond Fund | Semiannual Report 2019	45

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Columbia Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR121_04_J01_(12/19)

SemiAnnual Report
October 31, 2019
Columbia Small Cap Value Fund I
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Small Cap Value Fund I (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Small Cap Value Fund I  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management
Jeremy Javidi, CFA
Portfolio Manager
Managed Fund since 2005
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2019 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended October 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/25/86	-3.58	-0.94	5.52	9.70
	Including sales charges		-9.12	-6.64	4.28	9.05
Advisor Class*		11/08/12	-3.45	-0.67	5.80	9.90
Class C	Excluding sales charges	01/15/96	-3.94	-1.68	4.73	8.88
	Including sales charges		-4.86	-2.54	4.73	8.88
Institutional Class		07/31/95	-3.46	-0.69	5.79	9.97
Institutional 2 Class*		11/08/12	-3.40	-0.55	5.94	10.00
Institutional 3 Class		07/15/09	-3.37	-0.50	5.99	10.18
Class R*		09/27/10	-3.68	-1.18	5.26	9.43
Russell 2000 Value Index			-0.53	3.22	6.24	11.08
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charges for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 2000 Value Index, an unmanaged index, tracks the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Small Cap Value Fund I | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at October 31, 2019)
Iberiabank Corp.	1.4
Radian Group, Inc.	1.4
RLJ Lodging Trust	1.3
Mack-Cali Realty Corp.	1.2
Hilltop Holdings, Inc.	1.2
First BanCorp	1.2
BankUnited, Inc.	1.2
UMB Financial Corp.	1.2
Louisiana-Pacific Corp.	1.1
Thor Industries, Inc.	1.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at October 31, 2019)
Common Stocks	98.9
Money Market Funds	1.1
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at October 31, 2019)
Communication Services	1.3
Consumer Discretionary	12.6
Consumer Staples	3.3
Energy	4.8
Financials	37.1
Health Care	3.5
Industrials	11.9
Information Technology	10.1
Materials	8.3
Real Estate	7.1
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Small Cap Value Fund I | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2019 — October 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	964.20	1,018.50	6.52	6.70	1.32
Advisor Class	1,000.00	1,000.00	965.50	1,019.76	5.29	5.43	1.07
Class C	1,000.00	1,000.00	960.60	1,014.73	10.20	10.48	2.07
Institutional Class	1,000.00	1,000.00	965.40	1,019.76	5.29	5.43	1.07
Institutional 2 Class	1,000.00	1,000.00	966.00	1,020.41	4.65	4.77	0.94
Institutional 3 Class	1,000.00	1,000.00	966.30	1,020.66	4.40	4.52	0.89
Class R	1,000.00	1,000.00	963.20	1,017.24	7.75	7.96	1.57
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Small Cap Value Fund I | Semiannual Report 2019	5

Portfolio of Investments
October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 1.3%
Entertainment 0.3%
AMC Entertainment Holdings, Inc., Class A	69,059	647,083
Lions Gate Entertainment Corp., Class B(a)	125,454	939,650
Total		1,586,733
Media 0.7%
Criteo SA, ADR(a)	105,975	1,769,783
Liberty Latin America Ltd., Class C(a)	109,654	2,018,730
Total		3,788,513
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	49,616	1,595,651
Total Communication Services		6,970,897
Consumer Discretionary 12.5%
Auto Components 2.3%
Cooper Tire & Rubber Co.	120,076	3,390,946
Gentherm, Inc.(a)	76,596	3,199,415
Modine Manufacturing Co.(a)	174,567	1,995,301
Visteon Corp.(a)	41,080	3,821,262
Total		12,406,924
Automobiles 1.1%
Thor Industries, Inc.	95,643	6,050,376
Distributors 0.2%
Educational Development Corp.	201,315	1,348,811
Diversified Consumer Services 0.8%
American Public Education, Inc.(a)	53,000	1,151,160
Carriage Services, Inc.	116,370	2,997,691
Total		4,148,851
Hotels, Restaurants & Leisure 0.4%
PlayAGS, Inc.(a)	170,460	1,967,108
Household Durables 2.7%
Cavco Industries, Inc.(a)	14,497	2,778,350
Ethan Allen Interiors, Inc.	161,770	3,188,487
Hamilton Beach Brands Holding Co.	47,605	887,833
Hooker Furniture Corp.	72,100	1,706,607
Legacy Housing Corp.(a)	110,044	1,744,197
Common Stocks (continued)
Issuer	Shares	Value ($)
Lifetime Brands, Inc.	126,767	1,012,868
TRI Pointe Group, Inc.(a)	208,079	3,275,164
Total		14,593,506
Leisure Products 1.1%
Acushnet Holdings Corp.	43,103	1,226,280
American Outdoor Brands Corp.(a)	334,370	2,367,340
Malibu Boats, Inc., Class A(a)	73,702	2,404,159
Total		5,997,779
Multiline Retail 0.9%
Big Lots, Inc.	101,002	2,188,713
Hudson’s Bay Co.	397,626	3,012,913
Total		5,201,626
Specialty Retail 2.3%
Children’s Place, Inc. (The)	39,101	3,202,763
Citi Trends, Inc.	87,129	1,555,253
Designer Brands, Inc.	134,695	2,222,467
Signet Jewelers Ltd.	148,540	2,382,581
Urban Outfitters, Inc.(a)	112,941	3,241,407
Total		12,604,471
Textiles, Apparel & Luxury Goods 0.7%
Capri Holdings Ltd.(a)	59,437	1,846,708
Movado Group, Inc.	85,760	2,234,048
Total		4,080,756
Total Consumer Discretionary		68,400,208
Consumer Staples 3.3%
Beverages 0.3%
MGP Ingredients, Inc.	36,427	1,562,354
Food & Staples Retailing 0.9%
Andersons, Inc. (The)	106,725	1,965,875
Weis Markets, Inc.	77,111	2,968,002
Total		4,933,877
Food Products 1.6%
Fresh Del Monte Produce, Inc.	143,943	4,591,782
Hain Celestial Group, Inc. (The)(a)	179,680	4,247,635
Total		8,839,417
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Small Cap Value Fund I | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.5%
Inter Parfums, Inc.	36,802	2,849,579
Total Consumer Staples		18,185,227
Energy 4.7%
Energy Equipment & Services 1.7%
Covia Holdings Corp.(a)	703,085	970,257
Dawson Geophysical Co.(a)	650,519	1,561,246
Frank’s International NV(a)	355,698	1,742,920
Natural Gas Services Group, Inc.(a)	88,969	1,057,841
Profire Energy, Inc.(a)	774,867	1,363,766
ProPetro Holding Corp.(a)	199,970	1,549,768
RPC, Inc.	239,820	992,855
Total		9,238,653
Oil, Gas & Consumable Fuels 3.0%
Callon Petroleum Co.(a)	419,651	1,594,674
Carrizo Oil & Gas, Inc.(a)	289,010	2,127,114
Delek U.S. Holdings, Inc.	146,233	5,842,008
Magnolia Oil & Gas Corp., Class A(a)	203,870	2,002,004
Northern Oil and Gas, Inc.(a)	552,120	1,082,155
Range Resources Corp.	304,770	1,228,223
SM Energy Co.	232,210	1,820,526
W&T Offshore, Inc.(a)	258,430	1,041,473
Total		16,738,177
Total Energy		25,976,830
Financials 36.9%
Banks 22.7%
Ameris Bancorp	112,024	4,800,228
Atlantic Union Bankshares Corp.	103,874	3,828,796
Auburn National Bancorporation, Inc.	35,700	1,524,390
BancFirst Corp.	86,274	4,994,402
BankUnited, Inc.	185,326	6,356,682
Banner Corp.	81,751	4,412,919
Boston Private Financial Holdings, Inc.	324,367	3,649,129
Bridge Bancorp, Inc.	76,927	2,492,435
Brookline Bancorp, Inc.	253,363	3,977,799
Capital City Bank Group, Inc.	164,109	4,668,901
CB Financial Services, Inc.	48,200	1,291,760
CenterState Bank Corp.	168,889	4,283,025
Common Stocks (continued)
Issuer	Shares	Value ($)
Columbia Banking System, Inc.	114,833	4,512,937
Community Trust Bancorp, Inc.	70,337	3,081,464
First BanCorp	617,690	6,498,099
First Citizens BancShares Inc., Class A	5,262	2,588,483
First Community Corp.	81,400	1,558,810
First Financial Corp.	91,420	4,010,595
First of Long Island Corp. (The)	152,890	3,583,742
Heritage Financial Corp.	74,353	2,046,938
Hilltop Holdings, Inc.	280,940	6,562,758
Iberiabank Corp.	104,790	7,690,538
Investors Bancorp, Inc.	357,447	4,307,236
National Bank Holdings Corp., Class A	98,010	3,371,544
Northrim BanCorp, Inc.	118,220	4,604,669
OFG Bancorp	194,976	3,959,963
Popular, Inc.	41,273	2,247,728
Sierra Bancorp	66,242	1,804,432
Texas Capital Bancshares, Inc.(a)	78,241	4,229,708
Towne Bank	172,689	4,850,834
UMB Financial Corp.	96,660	6,308,032
Total		124,098,976
Capital Markets 1.3%
GAIN Capital Holdings, Inc.	461,310	1,946,728
INTL FCStone, Inc.(a)	81,375	3,255,000
Moelis & Co., ADR, Class A	57,522	2,052,385
Total		7,254,113
Consumer Finance 1.4%
Enova International, Inc.(a)	52,042	1,222,466
Ezcorp, Inc., Class A(a)	552,942	2,908,475
FirstCash, Inc.	38,358	3,237,032
Total		7,367,973
Insurance 5.6%
American Equity Investment Life Holding Co.	193,951	4,786,711
American National Insurance Co.	85	10,198
Crawford & Co., Class A	196,214	2,077,906
Employers Holdings, Inc.	99,754	4,223,584
FBL Financial Group, Inc., Class A	62,216	3,569,954
Global Indemnity Ltd	112,210	2,778,320
Heritage Insurance Holdings, Inc.	184,361	2,455,689

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2019	7

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Horace Mann Educators Corp.	69,401	3,023,108
National Western Life Group, Inc., Class A	12,504	3,408,590
Protective Insurance Corp., Class B	119,606	1,902,931
United Fire Group, Inc.	54,950	2,501,324
Total		30,738,315
Thrifts & Mortgage Finance 5.9%
HomeStreet, Inc.(a)	184,548	5,538,285
MGIC Investment Corp.	389,094	5,334,479
Provident Financial Holdings, Inc.	128,127	2,570,228
Radian Group, Inc.	297,470	7,466,497
Washington Federal, Inc.	137,063	4,997,317
Western New England Bancorp, Inc.	368,879	3,526,483
WSFS Financial Corp.	63,622	2,682,940
Total		32,116,229
Total Financials		201,575,606
Health Care 3.5%
Biotechnology 1.1%
Adamas Pharmaceuticals, Inc.(a)	284,046	1,167,429
Atara Biotherapeutics, Inc.(a)	79,310	866,065
Dynavax Technologies Corp.(a)	287,079	1,461,232
Immunomedics, Inc.(a)	156,150	2,498,400
Total		5,993,126
Health Care Equipment & Supplies 0.6%
Quotient Ltd.(a)	209,863	1,685,200
Sientra, Inc.(a)	237,738	1,528,655
Total		3,213,855
Life Sciences Tools & Services 0.2%
Quanterix Corp.(a)	62,130	1,295,411
Pharmaceuticals 1.6%
Aerie Pharmaceuticals, Inc.(a)	91,950	2,040,370
Supernus Pharmaceuticals, Inc.(a)	119,120	3,310,345
TherapeuticsMD, Inc.(a)	1,163,680	3,095,389
Total		8,446,104
Total Health Care		18,948,496
Industrials 11.9%
Airlines 0.4%
Spirit Airlines, Inc.(a)	63,454	2,383,332
Common Stocks (continued)
Issuer	Shares	Value ($)
Building Products 1.8%
Apogee Enterprises, Inc.	71,890	2,698,751
Resideo Technologies, Inc.(a)	210,668	2,007,666
Universal Forest Products, Inc.	97,915	4,930,999
Total		9,637,416
Commercial Services & Supplies 0.6%
Herman Miller, Inc.	73,050	3,396,825
Electrical Equipment 0.8%
Encore Wire Corp.	72,686	4,084,953
Machinery 3.9%
FreightCar America, Inc.(a)	195,810	654,005
Gorman-Rupp Co.	86,575	3,198,080
Kennametal, Inc.	117,120	3,624,864
LB Foster Co., Class A(a)	102,491	1,865,336
Lydall, Inc.(a)	92,144	1,803,258
Manitex International, Inc.(a)	252,760	1,405,346
Mueller Industries, Inc.	122,702	3,775,541
Standex International Corp.	37,684	2,855,694
Wabash National Corp.	155,840	2,222,278
Total		21,404,402
Marine 0.5%
Seaspan Corp.	237,240	2,571,682
Professional Services 0.7%
Korn/Ferry International	103,517	3,798,039
Road & Rail 2.5%
Heartland Express, Inc.	146,600	3,063,940
Marten Transport Ltd.	169,300	3,667,038
Schneider National, Inc., Class B	159,478	3,647,262
Werner Enterprises, Inc.	90,839	3,315,623
Total		13,693,863
Trading Companies & Distributors 0.7%
Houston Wire & Cable Co.(a)	240,566	1,022,406
Textainer Group Holdings Ltd.(a)	281,687	2,915,460
Total		3,937,866
Total Industrials		64,908,378

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Small Cap Value Fund I | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 10.0%
Communications Equipment 2.4%
Casa Systems, Inc.(a)	184,158	1,237,542
Digi International, Inc.(a)	133,841	1,929,987
Lumentum Holdings, Inc.(a)	91,059	5,705,757
Netscout Systems, Inc.(a)	173,554	4,203,478
Total		13,076,764
Electronic Equipment, Instruments & Components 2.0%
AVX Corp.	380,338	5,826,778
Vishay Intertechnology, Inc.	259,370	5,226,306
Total		11,053,084
IT Services 0.5%
Carbonite, Inc.(a)	164,890	2,831,161
Semiconductors & Semiconductor Equipment 3.7%
Advanced Energy Industries, Inc.(a)	46,680	2,758,788
Cirrus Logic, Inc.(a)	80,590	5,476,896
Cohu, Inc.	221,271	3,677,524
MACOM Technology Solutions Holdings, Inc.(a)	192,161	4,369,741
MKS Instruments, Inc.	16,141	1,746,779
Photronics, Inc.(a)	201,765	2,380,827
Total		20,410,555
Software 1.4%
Asure Software, Inc.(a)	235,760	2,130,092
MicroStrategy, Inc., Class A(a)	26,880	4,119,360
Park City Group Inc(a)	216,770	1,181,396
Total		7,430,848
Total Information Technology		54,802,412
Materials 8.2%
Chemicals 1.6%
Flotek Industries, Inc.(a)	502,490	959,756
FutureFuel Corp.	111,490	1,374,672
Livent Corp.(a)	583,597	4,003,475
Tronox Holdings PLC, Class A	272,475	2,313,313
Total		8,651,216
Containers & Packaging 0.5%
Greif, Inc., Class A	77,709	3,043,861
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 4.5%
Allegheny Technologies, Inc.(a)	213,377	4,483,051
Ampco-Pittsburgh Corp.(a)	268,020	1,039,918
Capstone Mining Corp.(a)	5,602,718	2,126,914
Centerra Gold, Inc.(a)	387,260	3,301,898
Century Aluminum Co.(a)	352,948	2,057,687
Commercial Metals Co.	228,210	4,411,299
Ferroglobe PLC(a)	1,275,857	788,735
Olympic Steel, Inc.	197,646	2,960,737
Schnitzer Steel Industries, Inc., Class A	70,619	1,507,009
Universal Stainless & Alloy Products, Inc.(a)	147,423	1,978,417
Total		24,655,665
Paper & Forest Products 1.6%
Clearwater Paper Corp.(a)	132,388	2,454,473
Louisiana-Pacific Corp.	210,098	6,141,165
Total		8,595,638
Total Materials		44,946,380
Real Estate 7.1%
Equity Real Estate Investment Trusts (REITS) 7.1%
CoreCivic, Inc.	195,130	2,977,684
Farmland Partners, Inc.	477,956	3,202,305
Highwoods Properties, Inc.	103,720	4,854,096
Mack-Cali Realty Corp.	309,250	6,624,135
PotlatchDeltic Corp.	111,993	4,756,343
RLJ Lodging Trust	434,970	7,137,858
SITE Centers Corp.	207,965	3,229,696
Sunstone Hotel Investors, Inc.	438,975	5,930,552
Total		38,712,669
Total Real Estate		38,712,669
Total Common Stocks (Cost $424,796,363)		543,427,103

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2019	9

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Money Market Funds 1.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(b),(c)	5,889,373	5,888,784
Total Money Market Funds (Cost $5,888,784)		5,888,784
Total Investments in Securities (Cost: $430,685,147)		549,315,887
Other Assets & Liabilities, Net		(2,572,023)
Net Assets		546,743,864
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	5,605,364	69,851,246	(69,567,237)	5,889,373	236	—	39,518	5,888,784
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Small Cap Value Fund I | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	6,970,897	—	—	6,970,897
Consumer Discretionary	68,400,208	—	—	68,400,208
Consumer Staples	18,185,227	—	—	18,185,227
Energy	25,976,830	—	—	25,976,830
Financials	201,575,606	—	—	201,575,606
Health Care	18,948,496	—	—	18,948,496
Industrials	64,908,378	—	—	64,908,378
Information Technology	54,802,412	—	—	54,802,412
Materials	44,946,380	—	—	44,946,380
Real Estate	38,712,669	—	—	38,712,669
Total Common Stocks	543,427,103	—	—	543,427,103
Money Market Funds	5,888,784	—	—	5,888,784
Total Investments in Securities	549,315,887	—	—	549,315,887
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2019	11

Statement of Assets and Liabilities
October 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $424,796,363)	$543,427,103
Affiliated issuers (cost $5,888,784)	5,888,784
Receivable for:
Investments sold	641,123
Capital shares sold	421,982
Dividends	152,629
Expense reimbursement due from Investment Manager	529
Prepaid expenses	2,876
Trustees’ deferred compensation plan	169,836
Other assets	26,608
Total assets	550,731,470
Liabilities
Payable for:
Investments purchased	2,852,260
Capital shares purchased	806,960
Management services fees	13,059
Distribution and/or service fees	1,624
Transfer agent fees	86,557
Compensation of board members	686
Compensation of chief compliance officer	30
Other expenses	56,594
Trustees’ deferred compensation plan	169,836
Total liabilities	3,987,606
Net assets applicable to outstanding capital stock	$546,743,864
Represented by
Paid in capital	427,943,515
Total distributable earnings (loss)	118,800,349
Total - representing net assets applicable to outstanding capital stock	$546,743,864
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Small Cap Value Fund I | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
October 31, 2019 (Unaudited)
Class A
Net assets	$210,024,433
Shares outstanding	6,129,947
Net asset value per share	$34.26
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$36.35
Advisor Class
Net assets	$26,035,284
Shares outstanding	653,221
Net asset value per share	$39.86
Class C
Net assets	$5,357,144
Shares outstanding	246,388
Net asset value per share	$21.74
Institutional Class
Net assets	$161,523,858
Shares outstanding	4,184,284
Net asset value per share	$38.60
Institutional 2 Class
Net assets	$44,561,490
Shares outstanding	1,116,493
Net asset value per share	$39.91
Institutional 3 Class
Net assets	$97,337,858
Shares outstanding	2,504,597
Net asset value per share	$38.86
Class R
Net assets	$1,903,797
Shares outstanding	55,814
Net asset value per share	$34.11
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2019	13

Statement of Operations
Six Months Ended October 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$5,248,011
Dividends — affiliated issuers	39,518
Foreign taxes withheld	(10,311)
Total income	5,277,218
Expenses:
Management services fees	2,427,040
Distribution and/or service fees
Class A	269,044
Class C	30,764
Class R	4,797
Transfer agent fees
Class A	208,403
Advisor Class	27,939
Class C	5,967
Institutional Class	163,594
Institutional 2 Class	12,209
Institutional 3 Class	4,211
Class R	1,858
Compensation of board members	11,499
Custodian fees	8,129
Printing and postage fees	28,526
Registration fees	63,982
Audit fees	13,776
Legal fees	6,382
Interest on interfund lending	883
Compensation of chief compliance officer	116
Other	11,704
Total expenses	3,300,823
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(115,444)
Expense reduction	(2,783)
Total net expenses	3,182,596
Net investment income	2,094,622
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	12,782,148
Investments — affiliated issuers	236
Foreign currency translations	(2,161)
Net realized gain	12,780,223
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(36,865,338)
Net change in unrealized appreciation (depreciation)	(36,865,338)
Net realized and unrealized loss	(24,085,115)
Net decrease in net assets resulting from operations	$(21,990,493)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Small Cap Value Fund I | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations
Net investment income	$2,094,622	$2,471,262
Net realized gain	12,780,223	38,890,722
Net change in unrealized appreciation (depreciation)	(36,865,338)	(60,498,770)
Net decrease in net assets resulting from operations	(21,990,493)	(19,136,786)
Distributions to shareholders
Net investment income and net realized gains
Class A	(6,474,528)	(19,415,100)
Advisor Class	(729,974)	(1,180,383)
Class C	(284,040)	(1,506,175)
Institutional Class	(4,570,551)	(14,795,757)
Institutional 2 Class	(1,044,911)	(2,192,866)
Institutional 3 Class	(2,724,579)	(8,699,677)
Class R	(57,924)	(278,699)
Total distributions to shareholders	(15,886,507)	(48,068,657)
Increase (decrease) in net assets from capital stock activity	(30,067,055)	54,455,854
Total decrease in net assets	(67,944,055)	(12,749,589)
Net assets at beginning of period	614,687,919	627,437,508
Net assets at end of period	$546,743,864	$614,687,919
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2019	15

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2019 (Unaudited)		April 30, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	250,382	8,531,911	1,279,329	51,219,296
Distributions reinvested	178,641	6,018,408	488,010	17,950,488
Redemptions	(710,449)	(24,198,271)	(1,455,196)	(55,354,711)
Net increase (decrease)	(281,426)	(9,647,952)	312,143	13,815,073
Advisor Class
Subscriptions	151,135	5,923,850	672,537	29,104,436
Distributions reinvested	15,652	612,776	23,240	970,428
Redemptions	(199,572)	(7,883,525)	(261,782)	(11,427,093)
Net increase (decrease)	(32,785)	(1,346,899)	433,995	18,647,771
Class C
Subscriptions	18,137	394,688	151,128	3,988,634
Distributions reinvested	11,897	255,080	55,702	1,414,728
Redemptions	(119,604)	(2,611,122)	(698,262)	(19,192,184)
Net decrease	(89,570)	(1,961,354)	(491,432)	(13,788,822)
Institutional Class
Subscriptions	509,106	19,417,638	2,137,963	93,589,450
Distributions reinvested	74,640	2,830,333	245,349	10,050,739
Redemptions	(1,096,032)	(42,088,947)	(2,325,109)	(98,657,549)
Net increase (decrease)	(512,286)	(19,840,976)	58,203	4,982,640
Institutional 2 Class
Subscriptions	254,597	9,980,685	1,148,447	51,783,896
Distributions reinvested	26,661	1,044,861	51,634	2,192,711
Redemptions	(104,265)	(4,096,656)	(598,525)	(25,678,225)
Net increase	176,993	6,928,890	601,556	28,298,382
Institutional 3 Class
Subscriptions	335,604	12,826,506	671,198	29,102,129
Distributions reinvested	55,401	2,113,530	155,750	6,401,143
Redemptions	(504,568)	(19,129,601)	(745,352)	(31,611,699)
Net increase (decrease)	(113,563)	(4,189,565)	81,596	3,891,573
Class R
Subscriptions	3,372	115,594	14,034	510,430
Distributions reinvested	1,725	57,924	7,567	278,699
Redemptions	(5,374)	(182,717)	(58,848)	(2,179,892)
Net decrease	(277)	(9,199)	(37,247)	(1,390,763)
Total net increase (decrease)	(852,914)	(30,067,055)	958,814	54,455,854
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Small Cap Value Fund I | Semiannual Report 2019

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Columbia Small Cap Value Fund I | Semiannual Report 2019	17

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2019 (Unaudited)	$36.62	0.10	(1.43)	(1.33)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$40.70	0.08	(1.08)	(1.00)	(0.13)	(2.95)	(3.08)
Year Ended 4/30/2018	$41.62	(0.03)	3.95	3.92	(0.01)	(4.83)	(4.84)
Year Ended 4/30/2017	$37.50	0.05	8.85	8.90	(0.06)	(4.72)	(4.78)
Year Ended 4/30/2016	$43.03	0.11	(1.13)	(1.02)	(0.12)	(4.39)	(4.51)
Year Ended 4/30/2015	$48.23	0.13	1.32	1.45	(0.18)	(6.47)	(6.65)
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$42.37	0.16	(1.64)	(1.48)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$46.56	0.21	(1.25)	(1.04)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$46.89	0.10	4.48	4.58	(0.08)	(4.83)	(4.91)
Year Ended 4/30/2017	$41.66	0.15	9.94	10.09	(0.14)	(4.72)	(4.86)
Year Ended 4/30/2016	$47.24	0.24	(1.24)	(1.00)	(0.19)	(4.39)	(4.58)
Year Ended 4/30/2015	$52.31	0.27	1.43	1.70	(0.30)	(6.47)	(6.77)
Class C
Six Months Ended 10/31/2019 (Unaudited)	$23.72	(0.02)	(0.93)	(0.95)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$27.55	(0.16)	(0.72)	(0.88)	—	(2.95)	(2.95)
Year Ended 4/30/2018	$29.86	(0.24)	2.76	2.52	—	(4.83)	(4.83)
Year Ended 4/30/2017	$28.24	(0.19)	6.44	6.25	—	(4.63)	(4.63)
Year Ended 4/30/2016	$33.63	(0.13)	(0.87)	(1.00)	—	(4.39)	(4.39)
Year Ended 4/30/2015	$39.24	(0.17)	1.03	0.86	—	(6.47)	(6.47)
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$41.07	0.16	(1.60)	(1.44)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$45.24	0.20	(1.22)	(1.02)	(0.20)	(2.95)	(3.15)
Year Ended 4/30/2018	$45.70	0.08	4.37	4.45	(0.08)	(4.83)	(4.91)
Year Ended 4/30/2017	$40.71	0.14	9.71	9.85	(0.14)	(4.72)	(4.86)
Year Ended 4/30/2016	$46.28	0.23	(1.22)	(0.99)	(0.19)	(4.39)	(4.58)
Year Ended 4/30/2015	$51.37	0.27	1.41	1.68	(0.30)	(6.47)	(6.77)
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$42.40	0.18	(1.64)	(1.46)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$46.57	0.27	(1.25)	(0.98)	(0.24)	(2.95)	(3.19)
Year Ended 4/30/2018	$46.88	0.17	4.46	4.63	(0.11)	(4.83)	(4.94)
Year Ended 4/30/2017	$41.64	0.23	9.92	10.15	(0.19)	(4.72)	(4.91)
Year Ended 4/30/2016	$47.21	0.31	(1.25)	(0.94)	(0.24)	(4.39)	(4.63)
Year Ended 4/30/2015	$52.27	0.33	1.46	1.79	(0.38)	(6.47)	(6.85)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Small Cap Value Fund I | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2019 (Unaudited)	$34.26	(3.58%)	1.36%(c),(d)	1.32%(c),(d),(e)	0.56%(c)	24%	$210,024
Year Ended 4/30/2019	$36.62	(2.38%)	1.36%(d),(f)	1.32%(d),(e),(f)	0.21%	62%	$234,765
Year Ended 4/30/2018	$40.70	10.03%	1.35%(f)	1.33%(e),(f)	(0.07%)	51%	$248,266
Year Ended 4/30/2017	$41.62	26.02%	1.38%(f)	1.37%(e),(f)	0.12%	50%	$245,315
Year Ended 4/30/2016	$37.50	(2.60%)	1.36%	1.36%(e)	0.29%	65%	$239,419
Year Ended 4/30/2015	$43.03	3.48%	1.33%	1.33%(e)	0.29%	42%	$306,663
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$39.86	(3.45%)	1.11%(c),(d)	1.07%(c),(d),(e)	0.81%(c)	24%	$26,035
Year Ended 4/30/2019	$42.37	(2.14%)	1.12%(d),(f)	1.07%(d),(e),(f)	0.48%	62%	$29,064
Year Ended 4/30/2018	$46.56	10.34%	1.10%(f)	1.08%(e),(f)	0.20%	51%	$11,734
Year Ended 4/30/2017	$46.89	26.30%	1.13%(f)	1.12%(e),(f)	0.34%	50%	$4,729
Year Ended 4/30/2016	$41.66	(2.31%)	1.11%	1.11%(e)	0.56%	65%	$4,007
Year Ended 4/30/2015	$47.24	3.71%	1.08%	1.08%(e)	0.53%	42%	$9,840
Class C
Six Months Ended 10/31/2019 (Unaudited)	$21.74	(3.94%)	2.11%(c),(d)	2.07%(c),(d),(e)	(0.15%)(c)	24%	$5,357
Year Ended 4/30/2019	$23.72	(3.15%)	2.10%(d),(f)	2.07%(d),(e),(f)	(0.59%)	62%	$7,969
Year Ended 4/30/2018	$27.55	9.24%	2.10%(f)	2.08%(e),(f)	(0.83%)	51%	$22,792
Year Ended 4/30/2017	$29.86	25.05%	2.12%(f)	2.12%(e),(f)	(0.65%)	50%	$26,703
Year Ended 4/30/2016	$28.24	(3.32%)	2.12%	2.11%(e)	(0.45%)	65%	$26,846
Year Ended 4/30/2015	$33.63	2.72%	2.08%	2.08%(e)	(0.47%)	42%	$32,642
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$38.60	(3.46%)	1.11%(c),(d)	1.07%(c),(d),(e)	0.82%(c)	24%	$161,524
Year Ended 4/30/2019	$41.07	(2.16%)	1.11%(d),(f)	1.07%(d),(e),(f)	0.47%	62%	$192,878
Year Ended 4/30/2018	$45.24	10.32%	1.10%(f)	1.08%(e),(f)	0.17%	51%	$209,822
Year Ended 4/30/2017	$45.70	26.33%	1.13%(f)	1.12%(e),(f)	0.34%	50%	$239,246
Year Ended 4/30/2016	$40.71	(2.34%)	1.11%	1.11%(e)	0.54%	65%	$237,720
Year Ended 4/30/2015	$46.28	3.75%	1.08%	1.08%(e)	0.54%	42%	$654,100
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$39.91	(3.40%)	0.98%(c),(d)	0.94%(c),(d)	0.92%(c)	24%	$44,561
Year Ended 4/30/2019	$42.40	(2.01%)	0.97%(d),(f)	0.94%(d),(f)	0.61%	62%	$39,831
Year Ended 4/30/2018	$46.57	10.45%	0.97%(f)	0.96%(f)	0.35%	51%	$15,739
Year Ended 4/30/2017	$46.88	26.50%	0.97%(f)	0.97%(f)	0.52%	50%	$9,135
Year Ended 4/30/2016	$41.64	(2.19%)	0.96%	0.96%	0.74%	65%	$7,115
Year Ended 4/30/2015	$47.21	3.90%	0.93%	0.93%	0.67%	42%	$4,150
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2019	19

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$41.30	0.19	(1.60)	(1.41)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$45.45	0.28	(1.22)	(0.94)	(0.26)	(2.95)	(3.21)
Year Ended 4/30/2018	$45.86	0.17	4.37	4.54	(0.12)	(4.83)	(4.95)
Year Ended 4/30/2017	$40.83	0.09	9.87	9.96	(0.21)	(4.72)	(4.93)
Year Ended 4/30/2016	$46.37	0.29	(1.18)	(0.89)	(0.26)	(4.39)	(4.65)
Year Ended 4/30/2015	$51.46	0.36	1.42	1.78	(0.40)	(6.47)	(6.87)
Class R
Six Months Ended 10/31/2019 (Unaudited)	$36.50	0.05	(1.41)	(1.36)	—	(1.03)	(1.03)
Year Ended 4/30/2019	$40.61	(0.01)	(1.09)	(1.10)	(0.06)	(2.95)	(3.01)
Year Ended 4/30/2018	$41.63	(0.13)	3.94	3.81	—	(4.83)	(4.83)
Year Ended 4/30/2017	$37.54	(0.06)	8.87	8.81	—	(4.72)	(4.72)
Year Ended 4/30/2016	$43.09	0.02	(1.13)	(1.11)	(0.05)	(4.39)	(4.44)
Year Ended 4/30/2015	$48.28	0.01	1.32	1.33	(0.05)	(6.47)	(6.52)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include line of credit interest expense which is less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Small Cap Value Fund I | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$38.86	(3.37%)	0.93%(c),(d)	0.89%(c),(d)	1.00%(c)	24%	$97,338
Year Ended 4/30/2019	$41.30	(1.97%)	0.92%(d),(f)	0.89%(d),(f)	0.64%	62%	$108,132
Year Ended 4/30/2018	$45.45	10.50%	0.93%(f)	0.91%(f)	0.37%	51%	$115,296
Year Ended 4/30/2017	$45.86	26.57%	0.92%(f)	0.92%(f)	0.22%	50%	$64,230
Year Ended 4/30/2016	$40.83	(2.13%)	0.91%	0.91%	0.70%	65%	$10,022
Year Ended 4/30/2015	$46.37	3.95%	0.88%	0.88%	0.74%	42%	$9,261
Class R
Six Months Ended 10/31/2019 (Unaudited)	$34.11	(3.68%)	1.62%(c),(d)	1.57%(c),(d),(e)	0.31%(c)	24%	$1,904
Year Ended 4/30/2019	$36.50	(2.67%)	1.60%(d),(f)	1.57%(d),(e),(f)	(0.03%)	62%	$2,048
Year Ended 4/30/2018	$40.61	9.77%	1.60%(f)	1.58%(e),(f)	(0.31%)	51%	$3,790
Year Ended 4/30/2017	$41.63	25.71%	1.63%(f)	1.62%(e),(f)	(0.15%)	50%	$3,032
Year Ended 4/30/2016	$37.54	(2.83%)	1.61%	1.61%(e)	0.06%	65%	$2,760
Year Ended 4/30/2015	$43.09	3.22%	1.58%	1.58%(e)	0.01%	42%	$3,671
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Small Cap Value Fund I | Semiannual Report 2019	21

Notes to Financial Statements
October 31, 2019 (Unaudited)
Note 1. Organization
Columbia Small Cap Value Fund I (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
22	Columbia Small Cap Value Fund I | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Small Cap Value Fund I | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
24	Columbia Small Cap Value Fund I | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2019 was 0.87% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended October 31, 2019, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $302,736 and $0, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Small Cap Value Fund I | Semiannual Report 2019	25

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
For the six months ended October 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.19
Advisor Class	0.19
Class C	0.19
Institutional Class	0.19
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.19
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2019, these minimum account balance fees reduced total expenses of the Fund by $2,783.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	38,300
Class C	—	1.00(b)	664

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Small Cap Value Fund I | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2020
Class A	1.32%
Advisor Class	1.07
Class C	2.07
Institutional Class	1.07
Institutional 2 Class	0.94
Institutional 3 Class	0.89
Class R	1.57
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
430,685,000	148,418,000	(29,787,000)	118,631,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2019 as arising on May 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
—	10,894,452
Columbia Small Cap Value Fund I | Semiannual Report 2019	27

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $134,216,278 and $175,863,442, respectively, for the six months ended October 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended October 31, 2019 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,450,000	2.71	8
Interest expense incurred by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at October 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
28	Columbia Small Cap Value Fund I | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
The Fund had no borrowings during the six months ended October 31, 2019.
Note 9. Significant risks
Financial sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Shareholder concentration risk
At October 31, 2019, one unaffiliated shareholder of record owned 18.5% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 17.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Small Cap Value Fund I | Semiannual Report 2019	29

 Board Consideration and Approval of ManagementAgreement
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Small Cap Value Fund I (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
30	Columbia Small Cap Value Fund I | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the sixty-sixth, twentieth and fourteenth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
Columbia Small Cap Value Fund I | Semiannual Report 2019	31

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, the Fund’s actual management fee and net total expense ratio were ranked in the fourth and third quintiles, respectively, (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
32	Columbia Small Cap Value Fund I | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Small Cap Value Fund I | Semiannual Report 2019	33

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Columbia Small Cap Value Fund I
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR287_04_J01_(12/19)

SemiAnnual Report
October 31, 2019
Columbia Corporate Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Corporate Income Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Corporate Income Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting primarily of current income and secondarily of capital appreciation.
Portfolio management
Tom Murphy, CFA
Lead Portfolio Manager
Managed Fund since 2011
Timothy Doubek, CFA
Portfolio Manager
Managed Fund since 2011
Average annual total returns (%) (for the period ended October 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	6.88	13.87	3.84	5.31
	Including sales charges		1.77	8.49	2.83	4.79
Advisor Class*		11/08/12	7.02	14.28	4.10	5.58
Class C	Excluding sales charges	07/15/02	6.57	13.31	3.22	4.68
	Including sales charges		5.57	12.31	3.22	4.68
Institutional Class		03/05/86	7.02	14.15	4.10	5.57
Institutional 2 Class*		11/08/12	7.07	14.39	4.21	5.67
Institutional 3 Class*		11/08/12	7.10	14.43	4.27	5.70
Blended Benchmark			6.96	14.32	4.74	5.88
Bloomberg Barclays U.S. Corporate Bond Index			7.73	15.37	4.64	5.55
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom benchmark, established by the Investment Manager, consisting of an 85% weighting in the Bloomberg Barclays U.S. Corporate Bond Index and a 15% weighting in the ICE Bank of America Merrill Lynch (ICE BofAML) U.S. Cash Pay High Yield Constrained Index, which tracks the performance of U.S. dollar-denominated below investment grade corporate debt, currently in a coupon paying period that is publicly issued in the U.S. domestic market.
The Bloomberg Barclays U.S. Corporate Bond Index measures the investment-grade, fixed-rate, taxable, corporate bond market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Corporate Income Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2019)
Common Stocks	0.0(a)
Corporate Bonds & Notes	85.4
Foreign Government Obligations	0.0(a)
Money Market Funds	10.2
Senior Loans	0.3
Treasury Bills	2.0
U.S. Treasury Obligations	2.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2019)
AAA rating	4.6
AA rating	3.8
A rating	22.6
BBB rating	59.3
BB rating	3.5
B rating	4.9
CCC rating	1.3
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Corporate Income Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2019 — October 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,068.80	1,020.56	4.73	4.62	0.91
Advisor Class	1,000.00	1,000.00	1,070.20	1,021.82	3.43	3.35	0.66
Class C	1,000.00	1,000.00	1,065.70	1,017.55	7.84	7.66	1.51
Institutional Class	1,000.00	1,000.00	1,070.20	1,021.82	3.43	3.35	0.66
Institutional 2 Class	1,000.00	1,000.00	1,070.70	1,022.27	2.97	2.90	0.57
Institutional 3 Class	1,000.00	1,000.00	1,071.00	1,022.57	2.65	2.59	0.51
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Corporate Income Fund | Semiannual Report 2019	5

Portfolio of Investments
October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(a)	1,782	22,809
WMI Holdings Corp. Escrow(a),(b),(c),(d)	1,075	—
Total		22,809
Total Financials		22,809
Total Common Stocks (Cost $1,077,470)		22,809

Corporate Bonds & Notes 87.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 2.8%
Bombardier, Inc.(e)
12/01/2024	7.500%	337,000	327,074
03/15/2025	7.500%	108,000	103,284
04/15/2027	7.875%	32,000	30,117
Lockheed Martin Corp.
11/23/2020	2.500%	9,097,000	9,148,562
Northrop Grumman Corp.
01/15/2028	3.250%	20,490,000	21,460,161
TransDigm, Inc.(e)
03/15/2026	6.250%	988,000	1,058,368
TransDigm, Inc.
06/15/2026	6.375%	729,000	759,590
03/15/2027	7.500%	149,000	160,190
TransDigm, Inc.(e),(f)
11/15/2027	5.500%	536,000	534,076
Total			33,581,422
Automotive 0.6%
Delphi Technologies PLC(e)
10/01/2025	5.000%	155,000	134,511
Ford Motor Co.
01/15/2043	4.750%	7,095,000	6,191,963
Panther BF Aggregator 2 LP/Finance Co., Inc.(e)
05/15/2026	6.250%	108,000	114,289
05/15/2027	8.500%	173,000	174,293
Total			6,615,056
Banking 12.4%
Ally Financial, Inc.
11/01/2031	8.000%	259,000	361,226
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Express Co.
08/01/2022	2.500%	9,590,000	9,716,291
02/27/2023	3.400%	4,365,000	4,552,826
Bank of America Corp.(g)
12/20/2028	3.419%	5,770,000	6,050,047
07/23/2030	3.194%	11,500,000	11,871,094
Bank of Montreal
03/26/2022	2.900%	11,500,000	11,734,071
Capital One Financial Corp.
01/31/2028	3.800%	4,735,000	5,036,889
Capital One NA
08/08/2022	2.650%	4,812,000	4,875,427
Citigroup, Inc.(f),(g)
11/05/2030	2.976%	12,510,000	12,616,072
Goldman Sachs Group, Inc. (The)(g)
05/01/2029	4.223%	20,253,000	22,148,073
JPMorgan Chase & Co.(g)
10/15/2030	2.739%	25,225,000	25,138,453
Morgan Stanley
07/27/2026	3.125%	1,855,000	1,926,008
Morgan Stanley(g)
01/23/2030	4.431%	9,004,000	10,148,381
Washington Mutual Bank(b),(d),(h)
Subordinated
01/15/2015	0.000%	6,350,000	9,525
Wells Fargo & Co.
10/23/2026	3.000%	17,720,000	18,220,909
Wells Fargo & Co.(g)
10/30/2030	2.879%	3,840,000	3,851,727
Total			148,257,019
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(e)
07/15/2025	6.875%	421,000	414,956
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(e)
12/15/2023	5.750%	545,000	562,243
05/15/2026	5.875%	383,000	402,524
01/15/2028	4.000%	247,000	246,444
Beacon Roofing Supply, Inc.(e)
11/01/2025	4.875%	494,000	485,916
11/15/2026	4.500%	157,000	160,130
Core & Main LP(e)
08/15/2025	6.125%	434,000	442,211
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Corporate Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
James Hardie International Finance DAC(e)
01/15/2028	5.000%	204,000	213,653
Total			2,513,121
Cable and Satellite 4.0%
CCO Holdings LLC/Capital Corp.(e)
04/01/2024	5.875%	319,000	332,560
05/01/2025	5.375%	211,000	219,308
02/15/2026	5.750%	481,000	508,743
05/01/2027	5.125%	465,000	489,913
06/01/2029	5.375%	107,000	114,207
03/01/2030	4.750%	459,000	468,103
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	6,820,000	6,992,403
Comcast Corp.(f)
02/01/2030	2.650%	12,400,000	12,542,017
CSC Holdings LLC(e)
07/15/2023	5.375%	576,000	591,361
10/15/2025	10.875%	260,000	293,401
05/15/2026	5.500%	710,000	749,836
04/15/2027	5.500%	229,000	242,943
02/01/2028	5.375%	231,000	244,687
04/01/2028	7.500%	102,000	115,111
02/01/2029	6.500%	471,000	526,918
01/15/2030	5.750%	388,000	407,511
DISH DBS Corp.
11/15/2024	5.875%	430,000	430,797
07/01/2026	7.750%	522,000	527,367
Intelsat Jackson Holdings SA
08/01/2023	5.500%	115,000	107,484
Intelsat Jackson Holdings SA(e)
10/15/2024	8.500%	337,000	339,564
Radiate HoldCo LLC/Finance, Inc.(e)
02/15/2025	6.625%	445,000	451,579
Sirius XM Radio, Inc.(e)
07/15/2024	4.625%	132,000	137,986
07/15/2026	5.375%	415,000	437,739
Sky PLC(e)
11/26/2022	3.125%	3,710,000	3,832,853
09/16/2024	3.750%	11,122,000	11,977,282
Time Warner Cable LLC
09/15/2042	4.500%	2,665,000	2,660,168
Viasat, Inc.(e)
04/15/2027	5.625%	103,000	108,632
Virgin Media Finance PLC(e)
01/15/2025	5.750%	590,000	608,500
Virgin Media Secured Finance PLC(e)
05/15/2029	5.500%	115,000	122,188
Ziggo Bond Finance BV(e)
01/15/2027	6.000%	610,000	641,012
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(e)
01/15/2027	5.500%	376,000	395,970
Total			47,618,143
Chemicals 1.1%
Alpha 2 BV(e),(i)
06/01/2023	8.750%	222,000	218,894
Angus Chemical Co.(e)
02/15/2023	8.750%	437,000	437,455
Atotech U.S.A., Inc.(e)
02/01/2025	6.250%	303,000	304,982
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	203,000	210,709
CF Industries, Inc.
03/15/2034	5.150%	85,000	90,289
03/15/2044	5.375%	34,000	34,874
Chemours Co. (The)
05/15/2023	6.625%	236,000	234,938
05/15/2027	5.375%	59,000	52,503
Dow Chemical Co. (The)
11/15/2042	4.375%	3,270,000	3,427,437
DowDuPont, Inc.
11/15/2048	5.419%	2,755,000	3,436,480
INEOS Group Holdings SA(e)
08/01/2024	5.625%	349,000	357,500
LYB International Finance III LLC
10/15/2049	4.200%	1,105,000	1,109,524
Platform Specialty Products Corp.(e)
12/01/2025	5.875%	640,000	668,959
PQ Corp.(e)
11/15/2022	6.750%	1,045,000	1,081,625
12/15/2025	5.750%	359,000	371,784
SPCM SA(e)
09/15/2025	4.875%	169,000	174,831
Starfruit Finco BV/US Holdco LLC(e)
10/01/2026	8.000%	678,000	681,320
Total			12,894,104
Construction Machinery 0.2%
H&E Equipment Services, Inc.
09/01/2025	5.625%	336,000	353,140
Herc Holdings, Inc.(e)
07/15/2027	5.500%	261,000	272,691
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	326,000	340,403

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Rentals North America, Inc.
09/15/2026	5.875%	261,000	276,940
12/15/2026	6.500%	170,000	184,174
05/15/2027	5.500%	345,000	364,408
United Rentals North America, Inc.(f)
11/15/2027	3.875%	80,000	80,898
Total			1,872,654
Consumer Cyclical Services 0.1%
APX Group, Inc.
12/01/2020	8.750%	154,000	151,984
12/01/2022	7.875%	471,000	470,307
09/01/2023	7.625%	181,000	159,926
APX Group, Inc.(e)
11/01/2024	8.500%	110,000	109,344
frontdoor, Inc.(e)
08/15/2026	6.750%	144,000	157,689
Uber Technologies, Inc.(e)
11/01/2023	7.500%	294,000	299,493
Total			1,348,743
Consumer Products 0.1%
Energizer Holdings, Inc.(e)
07/15/2026	6.375%	140,000	149,213
01/15/2027	7.750%	224,000	247,914
Mattel, Inc.(e)
12/31/2025	6.750%	169,000	176,915
Mattel, Inc.
11/01/2041	5.450%	54,000	43,179
Prestige Brands, Inc.(e)
03/01/2024	6.375%	428,000	446,581
Scotts Miracle-Gro Co. (The)(e)
10/15/2029	4.500%	141,000	141,723
Spectrum Brands, Inc.
07/15/2025	5.750%	381,000	397,889
Valvoline, Inc.
07/15/2024	5.500%	166,000	172,619
Total			1,776,033
Diversified Manufacturing 0.6%
3M Co.
08/26/2049	3.250%	1,210,000	1,208,619
CFX Escrow Corp.(e)
02/15/2024	6.000%	76,000	80,859
02/15/2026	6.375%	91,000	98,524
Gates Global LLC/Co.(e)
07/15/2022	6.000%	536,000	535,308
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Honeywell International, Inc.
08/08/2022	2.150%	4,443,000	4,487,719
MTS Systems Corp.(e)
08/15/2027	5.750%	61,000	64,004
Resideo Funding, Inc.(e)
11/01/2026	6.125%	216,000	217,596
Stevens Holding Co., Inc.(e)
10/01/2026	6.125%	135,000	145,058
Welbilt, Inc.
02/15/2024	9.500%	68,000	72,699
WESCO Distribution, Inc.
12/15/2021	5.375%	259,000	260,335
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	158,000	166,427
Total			7,337,148
Electric 16.4%
AES Corp. (The)
03/15/2023	4.500%	320,000	328,531
05/15/2026	6.000%	216,000	230,908
Calpine Corp.
01/15/2025	5.750%	230,000	236,010
Calpine Corp.(e)
06/01/2026	5.250%	204,000	212,057
CenterPoint Energy, Inc.
09/01/2024	2.500%	3,517,000	3,540,694
Clearway Energy Operating LLC
08/15/2024	5.375%	767,000	778,645
10/15/2025	5.750%	86,000	88,305
09/15/2026	5.000%	121,000	120,995
CMS Energy Corp.
03/01/2024	3.875%	8,145,000	8,590,018
11/15/2025	3.600%	10,564,000	11,129,237
02/15/2027	2.950%	9,221,000	9,367,798
Consolidated Edison Co. of New York, Inc.
06/15/2046	3.850%	900,000	987,517
DTE Energy Co.
10/01/2026	2.850%	20,086,000	20,384,478
Duke Energy Corp.
10/15/2023	3.950%	6,183,000	6,571,713
09/01/2026	2.650%	2,915,000	2,950,356
08/15/2027	3.150%	6,030,000	6,288,253
06/15/2049	4.200%	3,455,000	3,863,564
Duke Energy Indiana LLC
10/01/2049	3.250%	3,006,000	3,040,930
Emera U.S. Finance LP
06/15/2046	4.750%	7,383,000	8,703,368

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Corporate Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
10/01/2024	2.900%	5,000,000	5,137,005
01/15/2025	3.150%	2,695,000	2,797,267
Indiana Michigan Power Co.
07/01/2047	3.750%	5,315,000	5,760,222
NextEra Energy Operating Partners LP(e)
07/15/2024	4.250%	165,000	170,236
09/15/2027	4.500%	425,000	435,791
NRG Energy, Inc.
01/15/2027	6.625%	569,000	618,682
01/15/2028	5.750%	7,000	7,621
NRG Energy, Inc.(e)
06/15/2029	5.250%	174,000	188,128
Oncor Electric Delivery Co. LLC(e)
09/15/2049	3.100%	608,000	611,241
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	154,000	158,617
Pennsylvania Electric Co.(e)
06/01/2029	3.600%	5,223,000	5,575,777
Progress Energy, Inc.
04/01/2022	3.150%	20,570,000	21,018,549
Sierra Pacific Power Co.
05/01/2026	2.600%	4,900,000	4,996,354
Southern California Edison Co.
10/01/2043	4.650%	295,000	327,267
04/01/2047	4.000%	680,000	713,108
Southern Co. (The)
07/01/2026	3.250%	6,746,000	7,042,689
07/01/2046	4.400%	2,460,000	2,778,737
TerraForm Power Operating LLC(e)
01/31/2028	5.000%	466,000	492,717
01/15/2030	4.750%	234,000	241,888
Vistra Energy Corp.
11/01/2024	7.625%	82,000	85,127
Vistra Operations Co. LLC(e)
09/01/2026	5.500%	159,000	168,105
02/15/2027	5.625%	408,000	434,587
07/31/2027	5.000%	174,000	180,164
WEC Energy Group, Inc.
06/15/2021	3.375%	3,115,000	3,184,508
06/15/2025	3.550%	14,637,000	15,607,023
Xcel Energy, Inc.
12/01/2026	3.350%	28,365,000	29,867,012
Total			196,011,799
Environmental 0.1%
Clean Harbors, Inc.(e)
07/15/2027	4.875%	87,000	90,846
07/15/2029	5.125%	61,000	64,779
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(e)
05/01/2022	5.625%	172,000	176,435
03/01/2023	5.375%	80,000	82,969
05/01/2027	8.500%	314,000	345,664
Hulk Finance Corp.(e)
06/01/2026	7.000%	57,000	60,682
Total			821,375
Finance Companies 2.6%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	12,001,000	11,990,547
11/15/2035	4.418%	14,490,000	15,329,203
Global Aircraft Leasing Co., Ltd.(e),(i)
09/15/2024	6.500%	323,000	330,932
Navient Corp.
07/26/2021	6.625%	258,000	273,179
06/15/2022	6.500%	86,000	92,450
01/25/2023	5.500%	481,000	500,221
10/25/2024	5.875%	111,000	114,348
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	576,000	560,188
Quicken Loans, Inc.(e)
05/01/2025	5.750%	526,000	542,427
01/15/2028	5.250%	150,000	154,280
Springleaf Finance Corp.
03/15/2023	5.625%	190,000	204,298
03/15/2024	6.125%	200,000	218,605
03/15/2025	6.875%	173,000	195,780
Total			30,506,458
Food and Beverage 7.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	15,906,000	19,044,413
B&G Foods, Inc.
04/01/2025	5.250%	208,000	212,343
09/15/2027	5.250%	134,000	133,504
Bacardi Ltd.(e)
05/15/2038	5.150%	1,865,000	2,047,018
05/15/2048	5.300%	9,595,000	10,808,240
Conagra Brands, Inc.
10/22/2021	3.800%	7,875,000	8,131,371
11/01/2048	5.400%	2,790,000	3,318,833
FAGE International SA/U.S.A. Dairy Industry, Inc.(e)
08/15/2026	5.625%	193,000	175,088
JM Smucker Co. (The)
12/06/2019	2.200%	4,135,000	4,134,387
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	12,498,000	12,209,534

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(e)
04/01/2059	4.200%	3,475,000	4,037,363
Molson Coors Brewing Co.
03/15/2020	2.250%	7,250,000	7,249,688
07/15/2021	2.100%	654,000	654,377
Mondelez International Holdings Netherlands BV(e)
10/28/2021	2.000%	8,260,000	8,256,209
Performance Food Group, Inc.(e)
10/15/2027	5.500%	168,000	178,064
Post Holdings, Inc.(e)
03/01/2025	5.500%	101,000	105,955
08/15/2026	5.000%	488,000	508,032
03/01/2027	5.750%	587,000	624,424
12/15/2029	5.500%	178,000	187,768
Sysco Corp.
07/15/2021	2.500%	2,055,000	2,074,664
Tyson Foods, Inc.
08/23/2021	2.250%	356,000	357,762
Total			84,449,037
Gaming 0.4%
Boyd Gaming Corp.
05/15/2023	6.875%	297,000	307,905
04/01/2026	6.375%	127,000	135,175
08/15/2026	6.000%	8,000	8,480
Caesars Resort Collection LLC/CRC Finco, Inc.(e)
10/15/2025	5.250%	226,000	231,227
Eldorado Resorts, Inc.
04/01/2025	6.000%	498,000	524,908
09/15/2026	6.000%	210,000	230,681
International Game Technology PLC(e)
02/15/2022	6.250%	542,000	573,386
02/15/2025	6.500%	250,000	278,520
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	104,000	114,928
09/01/2026	4.500%	122,000	129,721
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(e)
02/01/2027	5.750%	207,000	233,098
Scientific Games International, Inc.
12/01/2022	10.000%	285,000	293,617
Scientific Games International, Inc.(e)
10/15/2025	5.000%	475,000	488,869
03/15/2026	8.250%	322,000	341,190
Stars Group Holdings BV/Co-Borrower LLC(e)
07/15/2026	7.000%	203,000	218,559
Wynn Las Vegas LLC/Capital Corp.(e)
03/01/2025	5.500%	284,000	302,527
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wynn Resorts Finance LLC/Capital Corp.(e)
10/01/2029	5.125%	93,000	97,292
Total			4,510,083
Health Care 4.4%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	360,000	374,139
AMN Healthcare, Inc.(e)
10/01/2027	4.625%	48,000	48,885
Avantor, Inc.(e)
10/01/2025	9.000%	306,000	342,268
Becton Dickinson and Co.
06/06/2024	3.363%	8,225,000	8,618,673
Cardinal Health, Inc.
06/15/2047	4.368%	5,845,000	5,739,585
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	381,000	389,860
Charles River Laboratories International, Inc.(e)
05/01/2028	4.250%	80,000	81,513
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	235,000	229,261
Cigna Corp.
12/15/2048	4.900%	7,375,000	8,565,923
CVS Health Corp.
03/25/2048	5.050%	11,420,000	13,159,883
DaVita, Inc.
07/15/2024	5.125%	109,000	111,511
Encompass Health Corp.
02/01/2028	4.500%	101,000	103,579
02/01/2030	4.750%	101,000	103,965
Express Scripts Holding Co.
11/30/2020	2.600%	4,425,000	4,449,045
HCA, Inc.
02/15/2026	5.875%	335,000	376,793
02/01/2029	5.875%	184,000	208,373
McKesson Corp.
05/30/2029	4.750%	670,000	749,980
MPH Acquisition Holdings LLC(e)
06/01/2024	7.125%	225,000	208,353
PAREXEL International Corp.(e)
09/01/2025	6.375%	122,000	116,517
Select Medical Corp.(e)
08/15/2026	6.250%	279,000	297,105
Sotera Health Holdings LLC(e)
05/15/2023	6.500%	474,000	484,610

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Corporate Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
04/01/2022	8.125%	129,000	139,577
06/15/2023	6.750%	109,000	115,458
07/15/2024	4.625%	362,000	373,306
08/01/2025	7.000%	189,000	195,626
Tenet Healthcare Corp.(e)
01/01/2026	4.875%	405,000	419,531
02/01/2027	6.250%	458,000	483,674
11/01/2027	5.125%	696,000	726,948
Thermo Fisher Scientific, Inc.
10/01/2029	2.600%	5,790,000	5,765,445
Total			52,979,386
Healthcare Insurance 0.7%
Aetna, Inc.
08/15/2047	3.875%	862,000	836,948
Centene Corp.
02/15/2024	6.125%	278,000	289,506
Centene Corp.(e)
06/01/2026	5.375%	618,000	653,504
UnitedHealth Group, Inc.
08/15/2039	3.500%	5,657,000	5,889,186
WellCare Health Plans, Inc.
04/01/2025	5.250%	286,000	299,645
WellCare Health Plans, Inc.(e)
08/15/2026	5.375%	281,000	299,852
Total			8,268,641
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	195,000	217,570
Meritage Homes Corp.
06/01/2025	6.000%	509,000	572,807
Taylor Morrison Communities, Inc.(e)
01/15/2028	5.750%	173,000	191,552
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	115,000	123,361
Total			1,105,290
Independent Energy 1.5%
California Resources Corp.(e)
12/15/2022	8.000%	129,000	39,990
Callon Petroleum Co.
07/01/2026	6.375%	437,000	407,232
Canadian Natural Resources Ltd.
06/01/2027	3.850%	4,885,000	5,168,286
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	267,000	250,865
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centennial Resource Production LLC(e)
01/15/2026	5.375%	454,000	426,412
04/01/2027	6.875%	140,000	135,643
Chesapeake Energy Corp.
10/01/2026	7.500%	233,000	144,102
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	718,000	702,709
Endeavor Energy Resources LP/Finance, Inc.(e)
01/30/2028	5.750%	106,000	111,668
Hess Corp.
04/01/2047	5.800%	1,870,000	2,161,675
Indigo Natural Resources LLC(e)
02/15/2026	6.875%	49,000	44,776
Jagged Peak Energy LLC
05/01/2026	5.875%	396,000	401,478
Matador Resources Co.
09/15/2026	5.875%	551,000	529,038
MEG Energy Corp.(e)
01/15/2025	6.500%	100,000	103,977
Noble Energy, Inc.
11/15/2043	5.250%	3,813,000	4,118,566
Parsley Energy LLC/Finance Corp.(e)
06/01/2024	6.250%	163,000	169,702
01/15/2025	5.375%	195,000	200,564
08/15/2025	5.250%	352,000	360,803
10/15/2027	5.625%	369,000	381,899
PDC Energy, Inc.
09/15/2024	6.125%	235,000	228,033
QEP Resources, Inc.
03/01/2026	5.625%	235,000	211,267
SM Energy Co.
06/01/2025	5.625%	85,000	72,131
09/15/2026	6.750%	450,000	386,361
WPX Energy, Inc.
09/15/2024	5.250%	737,000	744,716
06/01/2026	5.750%	241,000	243,008
10/15/2027	5.250%	172,000	167,196
Total			17,912,097
Leisure 0.1%
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	171,000	177,233
10/15/2027	4.750%	153,000	159,492
Viking Cruises Ltd.(e)
09/15/2027	5.875%	311,000	330,869
Total			667,594

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 5.8%
American International Group, Inc.
07/10/2025	3.750%	3,970,000	4,244,752
Brighthouse Financial, Inc.
06/22/2047	4.700%	325,000	291,705
Five Corners Funding Trust(e)
11/15/2023	4.419%	23,065,000	25,034,843
Guardian Life Insurance Co. of America (The)(e)
Subordinated
06/19/2064	4.875%	2,935,000	3,637,413
Massachusetts Mutual Life Insurance Co.(e)
Subordinated
04/01/2077	4.900%	1,997,000	2,486,904
MassMutual Global Funding II(e)
07/01/2022	2.250%	5,005,000	5,029,675
New York Life Insurance Co.(e)
Subordinated
05/15/2069	4.450%	2,500,000	2,933,000
Northwestern Mutual Life Insurance Co. (The)(e)
09/30/2059	3.625%	5,258,000	5,356,546
Peachtree Corners Funding Trust(e)
02/15/2025	3.976%	16,462,000	17,387,099
Teachers Insurance & Annuity Association of America(e)
Subordinated
09/15/2044	4.900%	2,270,000	2,819,957
Voya Financial, Inc.
06/15/2046	4.800%	130,000	148,818
Total			69,370,712
Lodging 0.0%
Marriott Ownership Resorts, Inc.(e)
01/15/2028	4.750%	58,000	59,324
Media and Entertainment 1.2%
Clear Channel Worldwide Holdings, Inc.(e)
02/15/2024	9.250%	576,000	634,039
08/15/2027	5.125%	250,000	260,603
Diamond Sports Group LLC/Finance Co.(e)
08/15/2026	5.375%	241,000	251,990
08/15/2027	6.625%	176,000	181,472
Discovery Communications LLC
09/20/2037	5.000%	2,030,000	2,205,836
05/15/2049	5.300%	2,577,000	2,881,807
Fox Corp.(e)
01/25/2039	5.476%	924,000	1,135,188
iHeartCommunications, Inc.
05/01/2026	6.375%	130,962	140,889
05/01/2027	8.375%	652,309	699,762
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.(e)
08/15/2027	5.250%	102,000	105,331
Match Group, Inc.
06/01/2024	6.375%	280,000	295,209
Netflix, Inc.
11/15/2028	5.875%	439,000	483,785
Netflix, Inc.(e)
05/15/2029	6.375%	556,000	623,265
11/15/2029	5.375%	247,000	260,192
06/15/2030	4.875%	244,000	246,731
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	307,000	316,848
Outfront Media Capital LLC/Corp.(e)
08/15/2027	5.000%	79,000	82,806
Scripps Escrow, Inc.(e)
07/15/2027	5.875%	99,000	101,604
TEGNA, Inc.(e)
09/15/2029	5.000%	234,000	237,333
Walt Disney Co. (The)
09/01/2022	1.650%	2,833,000	2,829,068
09/01/2049	2.750%	992,000	941,914
Total			14,915,672
Metals and Mining 0.4%
Alcoa Nederland Holding BV(e)
09/30/2024	6.750%	306,000	322,276
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	598,000	614,184
Constellium NV(e)
03/01/2025	6.625%	323,000	338,190
02/15/2026	5.875%	531,000	552,927
Freeport-McMoRan, Inc.
11/14/2024	4.550%	336,000	349,301
09/01/2029	5.250%	176,000	179,263
03/15/2043	5.450%	563,000	523,530
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	112,000	115,651
01/15/2025	7.625%	616,000	627,552
Novelis Corp.(e)
08/15/2024	6.250%	128,000	134,271
09/30/2026	5.875%	656,000	689,760
Total			4,446,905
Midstream 5.5%
Antero Midstream Partners LP/Finance Corp.(e)
03/01/2027	5.750%	98,000	74,027
Cheniere Energy Partners LP
10/01/2026	5.625%	419,000	442,668

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Corporate Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cheniere Energy Partners LP(e)
10/01/2029	4.500%	422,000	430,172
DCP Midstream Operating LP
03/15/2023	3.875%	70,000	70,933
05/15/2029	5.125%	441,000	446,674
04/01/2044	5.600%	230,000	216,815
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	226,000	225,470
Energy Transfer Operating LP
03/15/2023	4.250%	260,000	272,285
Enterprise Products Operating LLC
01/31/2050	4.200%	4,695,000	4,962,239
Holly Energy Partners LP/Finance Corp.(e)
08/01/2024	6.000%	708,000	739,129
Kinder Morgan Energy Partners LP
03/01/2043	5.000%	9,076,000	9,836,215
Kinder Morgan, Inc.
02/15/2046	5.050%	5,159,000	5,707,283
MPLX LP
04/15/2048	4.700%	6,890,000	6,971,729
NuStar Logistics LP
06/01/2026	6.000%	132,000	141,883
04/28/2027	5.625%	247,000	257,907
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	14,630,000	13,725,427
Rockpoint Gas Storage Canada Ltd.(e)
03/31/2023	7.000%	432,000	434,292
Sunoco Logistics Partners Operations LP
10/01/2047	5.400%	1,670,000	1,807,545
Sunoco LP/Finance Corp.
01/15/2023	4.875%	116,000	119,052
Tallgrass Energy Partners LP/Finance Corp.(e)
01/15/2028	5.500%	291,000	273,999
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	262,000	263,556
02/01/2027	5.375%	525,000	540,660
01/15/2028	5.000%	779,000	773,200
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	606,000	581,136
Western Gas Partners LP
08/15/2048	5.500%	2,529,000	2,197,167
Williams Companies, Inc. (The)
09/15/2045	5.100%	12,559,000	13,753,348
Total			65,264,811
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 3.0%
NiSource, Inc.
09/01/2029	2.950%	20,515,000	20,714,119
02/15/2043	5.250%	1,270,000	1,550,781
Sempra Energy
06/15/2024	3.550%	4,015,000	4,191,387
06/15/2027	3.250%	7,000,000	7,198,422
02/01/2028	3.400%	1,795,000	1,840,142
Total			35,494,851
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	367,000	360,524
Calfrac Holdings LP(e)
06/15/2026	8.500%	168,000	72,257
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	124,000	98,946
Nabors Industries, Inc.
02/01/2025	5.750%	513,000	381,767
SESI LLC
09/15/2024	7.750%	108,000	61,136
Transocean Guardian Ltd.(e)
01/15/2024	5.875%	112,140	112,304
Transocean Pontus Ltd.(e)
08/01/2025	6.125%	90,780	91,110
Transocean Poseidon Ltd.(e)
02/01/2027	6.875%	104,000	104,986
Transocean Sentry Ltd.(e)
05/15/2023	5.375%	182,000	180,180
USA Compression Partners LP/Finance Corp.(e)
09/01/2027	6.875%	289,000	290,971
Total			1,754,181
Other Industry 0.0%
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	399,000	417,062
Other REIT 0.1%
CyrusOne LP/Finance Corp.
03/15/2027	5.375%	571,000	609,414
iStar, Inc.
04/01/2022	6.000%	249,000	256,792
Ryman Hospitality Properties, Inc.(e)
10/15/2027	4.750%	137,000	141,676
Total			1,007,882

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(e)
05/15/2023	4.625%	213,000	217,854
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
02/15/2025	6.000%	718,000	754,252
08/15/2026	4.125%	215,000	218,272
08/15/2027	5.250%	257,000	262,825
Berry Global Escrow Corp.(e)
07/15/2026	4.875%	125,000	131,399
Berry Global, Inc.
07/15/2023	5.125%	480,000	492,029
Berry Global, Inc.(e)
02/15/2026	4.500%	69,000	69,415
BWAY Holding Co.(e)
04/15/2024	5.500%	401,000	412,643
Flex Acquisition Co., Inc.(e)
07/15/2026	7.875%	275,000	259,748
Reynolds Group Issuer, Inc./LLC(e)
07/15/2024	7.000%	374,000	387,558
Trivium Packaging Finance BV(e)
08/15/2026	5.500%	183,000	191,667
08/15/2027	8.500%	100,000	106,480
Total			3,504,142
Pharmaceuticals 2.3%
AbbVie, Inc.
11/14/2048	4.875%	6,730,000	7,435,445
Amgen, Inc.
06/15/2051	4.663%	7,980,000	9,335,642
Bausch Health Companies, Inc.(e)
05/15/2023	5.875%	245,000	248,696
03/15/2024	7.000%	66,000	69,167
04/15/2025	6.125%	438,000	455,364
11/01/2025	5.500%	207,000	216,002
04/01/2026	9.250%	269,000	304,583
01/31/2027	8.500%	253,000	284,271
01/15/2028	7.000%	78,000	84,434
Bristol-Myers Squibb Co.(e)
10/26/2049	4.250%	1,180,000	1,380,404
Catalent Pharma Solutions, Inc.(e)
07/15/2027	5.000%	92,000	95,835
Celgene Corp.
02/20/2048	4.550%	1,390,000	1,686,601
Eagle Holding Co. II LLC(e),(i)
05/15/2022	7.750%	227,000	230,405
Endo Dac/Finance LLC/Finco, Inc.(e)
07/15/2023	6.000%	162,000	107,062
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Endo Dac/Finance LLC/Finco, Inc.(e),(g)
02/01/2025	6.000%	44,000	27,705
Gilead Sciences, Inc.
03/01/2047	4.150%	3,230,000	3,583,394
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	550,000	569,250
Mylan NV
06/15/2046	5.250%	585,000	628,316
Par Pharmaceutical, Inc.(e)
04/01/2027	7.500%	219,000	209,357
Total			26,951,933
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(e)
02/15/2024	8.125%	82,000	87,016
Alliant Holdings Intermediate LLC/Co-Issuer(e)
10/15/2027	6.750%	226,000	234,909
HUB International Ltd.(e)
05/01/2026	7.000%	429,000	441,869
USI, Inc.(e)
05/01/2025	6.875%	120,000	122,323
Total			886,117
Railroads 1.4%
CSX Corp.
09/15/2049	3.350%	5,105,000	5,050,749
Norfolk Southern Corp.
12/01/2021	3.250%	3,060,000	3,132,039
Union Pacific Corp.
09/10/2058	4.800%	5,575,000	6,908,100
08/15/2059	3.950%	1,856,000	1,970,643
Total			17,061,531
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(e)
05/15/2024	4.250%	306,000	314,051
IRB Holding Corp.(e)
02/15/2026	6.750%	418,000	425,314
Yum! Brands, Inc.(e)
01/15/2030	4.750%	130,000	136,307
Total			875,672
Retailers 0.6%
L Brands, Inc.
06/15/2029	7.500%	113,000	112,204
11/01/2035	6.875%	130,000	110,526
Lowe’s Companies, Inc.
05/03/2047	4.050%	5,225,000	5,552,132

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Corporate Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Penske Automotive Group, Inc.
08/15/2020	3.750%	360,000	363,125
PetSmart, Inc.(e)
03/15/2023	7.125%	300,000	280,287
06/01/2025	5.875%	322,000	317,665
Total			6,735,939
Supermarkets 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	132,000	136,774
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(e)
03/15/2026	7.500%	147,000	163,895
02/15/2028	5.875%	275,000	294,684
Kroger Co. (The)
02/01/2047	4.450%	5,302,000	5,488,763
01/15/2048	4.650%	4,308,000	4,585,237
Total			10,669,353
Technology 4.2%
Apple, Inc.
09/11/2022	1.700%	2,812,000	2,812,844
09/11/2029	2.200%	17,090,000	16,847,732
Ascend Learning LLC(e)
08/01/2025	6.875%	280,000	292,991
08/01/2025	6.875%	205,000	214,742
Banff Merger Sub, Inc.(e)
09/01/2026	9.750%	56,000	52,275
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	15,357,000	15,511,553
01/15/2028	3.500%	1,940,000	1,897,803
Camelot Finance SA(e)
11/01/2026	4.500%	165,000	166,765
CDK Global, Inc.
06/01/2027	4.875%	411,000	431,267
CommScope Finance LLC(e)
03/01/2024	5.500%	176,000	178,584
03/01/2026	6.000%	208,000	213,701
CommScope Technologies LLC(e)
06/15/2025	6.000%	323,000	287,292
Ensemble S Merger Sub, Inc.(e)
09/30/2023	9.000%	87,000	89,421
Gartner, Inc.(e)
04/01/2025	5.125%	389,000	407,794
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(e)
11/30/2024	10.000%	264,000	285,095
Informatica LLC(e)
07/15/2023	7.125%	331,000	336,588
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
International Business Machines Corp.
05/15/2049	4.250%	4,777,000	5,459,571
Iron Mountain, Inc.
08/15/2024	5.750%	308,000	311,102
Iron Mountain, Inc.(e)
09/15/2029	4.875%	298,000	304,583
NCR Corp.
07/15/2022	5.000%	243,000	245,423
12/15/2023	6.375%	509,000	521,715
NCR Corp.(e)
09/01/2027	5.750%	170,000	173,876
09/01/2029	6.125%	215,000	225,405
PTC, Inc.
05/15/2024	6.000%	281,000	297,509
Qorvo, Inc.(e)
10/15/2029	4.375%	146,000	146,897
QUALCOMM, Inc.
05/20/2047	4.300%	1,075,000	1,208,958
Qualitytech LP/QTS Finance Corp.(e)
11/15/2025	4.750%	502,000	522,558
Refinitiv US Holdings, Inc.(e)
11/15/2026	8.250%	377,000	423,363
Sensata Technologies, Inc.(e)
02/15/2030	4.375%	81,000	81,713
Tempo Acquisition LLC/Finance Corp.(e)
06/01/2025	6.750%	369,000	378,411
Verscend Escrow Corp.(e)
08/15/2026	9.750%	332,000	354,083
Total			50,681,614
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%	1,430,000	1,380,000
Transportation Services 1.1%
Avis Budget Car Rental LLC/Finance, Inc.(e)
03/15/2025	5.250%	421,000	433,630
ERAC U.S.A. Finance LLC(e)
11/01/2046	4.200%	4,610,000	4,923,973
FedEx Corp.
04/01/2046	4.550%	5,290,000	5,562,430
Hertz Corp. (The)(e)
06/01/2022	7.625%	544,000	566,165
10/15/2024	5.500%	230,000	228,665
08/01/2026	7.125%	192,000	198,181
United Parcel Service, Inc.
09/01/2049	3.400%	1,385,000	1,413,679

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPO Logistics, Inc.(e)
06/15/2022	6.500%	180,000	183,776
Total			13,510,499
Wireless 1.3%
Altice France SA(e)
05/01/2026	7.375%	614,000	657,440
02/01/2027	8.125%	303,000	335,995
01/15/2028	5.500%	297,000	302,476
Altice Luxembourg SA(e)
05/15/2027	10.500%	329,000	371,661
American Tower Corp.
07/15/2027	3.550%	3,105,000	3,274,350
08/15/2029	3.800%	5,138,000	5,493,426
Rogers Communications, Inc.(f)
11/15/2049	3.700%	1,210,000	1,237,013
SBA Communications Corp.
09/01/2024	4.875%	855,000	888,033
Sprint Communications, Inc.
11/15/2022	6.000%	253,000	267,552
Sprint Corp.
06/15/2024	7.125%	316,000	342,962
03/01/2026	7.625%	742,000	822,158
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	792,000	848,862
02/01/2026	4.500%	314,000	324,062
02/01/2028	4.750%	324,000	341,476
Total			15,507,466
Wirelines 3.9%
AT&T, Inc.
12/15/2043	5.350%	845,000	1,003,083
06/15/2045	4.350%	16,232,000	17,115,865
CenturyLink, Inc.
03/15/2022	5.800%	370,000	390,817
12/01/2023	6.750%	472,000	525,682
04/01/2025	5.625%	155,000	163,516
Frontier Communications Corp.
01/15/2023	7.125%	108,000	49,575
01/15/2025	6.875%	212,000	95,889
Frontier Communications Corp.(e)
04/01/2026	8.500%	168,000	168,421
Level 3 Financing, Inc.
08/15/2022	5.375%	355,000	356,407
Telecom Italia Capital SA
09/30/2034	6.000%	112,000	120,080
Telefonica Emisiones SAU
03/06/2048	4.895%	1,310,000	1,464,336
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
04/01/2021	4.600%	4,687,000	4,864,216
09/21/2028	4.329%	16,775,000	19,079,415
Zayo Group LLC/Capital, Inc.(e)
01/15/2027	5.750%	703,000	716,065
Total			46,113,367
Total Corporate Bonds & Notes (Cost $988,600,943)			1,048,069,192

Foreign Government Obligations(j) 0.0%

Canada 0.0%
NOVA Chemicals Corp.(e)
06/01/2027	5.250%	206,000	212,728
Total Foreign Government Obligations (Cost $213,318)			212,728

Senior Loans 0.3%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Nouryon Finance BV/AkzoNobel(k),(l)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.190%	275,382	268,214
Construction Machinery 0.0%
Vertiv Group Corp.(k),(l)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.927%	232,000	218,022
Finance Companies 0.0%
Ellie Mae, Inc.(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	5.863%	369,000	310,912
Food and Beverage 0.1%
8th Avenue Food & Provisions, Inc.(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.690%	247,382	247,383
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.690%	78,084	76,977
Total			324,360

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Corporate Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 0.0%
Big River Steel LLC(k),(l)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	251,906	249,545
Property & Casualty 0.0%
HUB International Ltd.(k),(l)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	4.940%	122,450	119,673
Retailers 0.0%
BellRing Brands LLC(k),(l)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.786%	188,000	187,414
Technology 0.2%
Ascend Learning LLC(k),(l)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.786%	182,017	180,576
Dun & Bradstreet Corp. (The)(k),(l)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.804%	230,000	230,527
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(k),(l)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.036%	120,313	117,381
Misys Ltd./Almonde/Tahoe/Finastra USA(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	136,669	130,434
Project Alpha Intermediate Holding, Inc.(k),(l)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.240%	191,719	191,120
Refinitiv US Holdings, Inc.(e),(k),(l)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.536%	576,328	579,065
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tempo Acquisition LLC(k),(l)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.786%	170,690	170,655
Ultimate Software Group, Inc. (The)(k),(l)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.536%	142,000	142,217
Total			1,741,975
Total Senior Loans (Cost $3,475,361)			3,420,115

Treasury Bills 2.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 2.1%
U.S. Treasury Bills
11/21/2019	1.840%	25,000,000	24,973,574
Total Treasury Bills (Cost $24,967,431)			24,973,574

U.S. Treasury Obligations 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2020	1.375%	23,000,000	22,983,828
08/15/2029	1.625%	2,220,000	2,207,166
Total U.S. Treasury Obligations (Cost $25,089,857)			25,190,994

Money Market Funds 10.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(m),(n)	125,630,808	125,618,245
Total Money Market Funds (Cost $125,618,245)		125,618,245
Total Investments in Securities (Cost: $1,169,042,625)		1,227,507,657
Other Assets & Liabilities, Net		(35,086,813)
Net Assets		1,192,420,844

At October 31, 2019, securities and/or cash totaling $1,685,015 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	551	12/2019	USD	88,917,625	—	(1,534,139)
U.S. Treasury 2-Year Note	449	12/2019	USD	96,805,101	—	(183,327)
U.S. Treasury 5-Year Note	1,022	12/2019	USD	121,825,594	—	(490,261)
Total					—	(2,207,727)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(153)	12/2019	USD	(19,935,422)	204,416	—
U.S. Ultra Bond 10-Year Note	(635)	12/2019	USD	(90,239,453)	920,614	—
U.S. Ultra Treasury Bond	(422)	12/2019	USD	(80,074,500)	1,787,946	—
Total					2,912,976	—
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2019, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(c)	Negligible market value.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $187,730,682, which represents 15.74% of total net assets.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2019.
(h)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2019, the total value of these securities amounted to $9,525, which represents less than 0.01% of total net assets.
(i)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(l)	Variable rate security. The interest rate shown was the current rate as of October 31, 2019.
(m)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(n)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	34,288,802	353,430,562	(262,088,556)	125,630,808	(173)	—	765,694	125,618,245
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Corporate Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Financials	22,809	—	—	22,809
Total Common Stocks	22,809	—	—	22,809
Corporate Bonds & Notes	—	1,048,059,667	9,525	1,048,069,192
Foreign Government Obligations	—	212,728	—	212,728
Senior Loans	—	3,420,115	—	3,420,115
Treasury Bills	24,973,574	—	—	24,973,574
U.S. Treasury Obligations	25,190,994	—	—	25,190,994
Money Market Funds	125,618,245	—	—	125,618,245
Total Investments in Securities	175,805,622	1,051,692,510	9,525	1,227,507,657
Investments in Derivatives
Asset
Futures Contracts	2,912,976	—	—	2,912,976
Liability
Futures Contracts	(2,207,727)	—	—	(2,207,727)
Total	176,510,871	1,051,692,510	9,525	1,228,212,906
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Corporate Income Fund | Semiannual Report 2019

Statement of Assets and Liabilities
October 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,043,424,380)	$1,101,889,412
Affiliated issuers (cost $125,618,245)	125,618,245
Cash	7,109
Margin deposits on:
Futures contracts	1,685,015
Receivable for:
Investments sold	329,699
Investments sold on a delayed delivery basis	5,151,596
Capital shares sold	2,981,088
Dividends	191,468
Interest	10,644,943
Foreign tax reclaims	92,024
Variation margin for futures contracts	1,656,280
Expense reimbursement due from Investment Manager	1,396
Prepaid expenses	5,654
Trustees’ deferred compensation plan	154,429
Other assets	20,314
Total assets	1,250,428,672
Liabilities
Payable for:
Investments purchased	19,864,389
Investments purchased on a delayed delivery basis	31,839,606
Capital shares purchased	544,122
Distributions to shareholders	3,016,022
Variation margin for futures contracts	2,361,327
Management services fees	16,044
Distribution and/or service fees	592
Transfer agent fees	157,390
Compensation of board members	377
Compensation of chief compliance officer	55
Other expenses	53,475
Trustees’ deferred compensation plan	154,429
Total liabilities	58,007,828
Net assets applicable to outstanding capital stock	$1,192,420,844
Represented by
Paid in capital	1,147,605,068
Total distributable earnings (loss)	44,815,776
Total - representing net assets applicable to outstanding capital stock	$1,192,420,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	21

Statement of Assets and Liabilities  (continued)
October 31, 2019 (Unaudited)
Class A
Net assets	$66,560,879
Shares outstanding	6,224,411
Net asset value per share	$10.69
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.22
Advisor Class
Net assets	$8,868,882
Shares outstanding	830,523
Net asset value per share	$10.68
Class C
Net assets	$6,032,600
Shares outstanding	564,348
Net asset value per share	$10.69
Institutional Class
Net assets	$664,310,247
Shares outstanding	62,130,438
Net asset value per share	$10.69
Institutional 2 Class
Net assets	$6,263,844
Shares outstanding	586,604
Net asset value per share	$10.68
Institutional 3 Class
Net assets	$440,384,392
Shares outstanding	41,198,556
Net asset value per share	$10.69
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Corporate Income Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended October 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$765,694
Interest	21,287,552
Total income	22,053,246
Expenses:
Management services fees	2,851,741
Distribution and/or service fees
Class A	80,367
Class C	28,327
Transfer agent fees
Class A	54,949
Advisor Class	7,419
Class C	4,845
Institutional Class	540,902
Institutional 2 Class	1,988
Institutional 3 Class	16,515
Compensation of board members	15,271
Custodian fees	8,453
Printing and postage fees	34,559
Registration fees	52,785
Audit fees	16,932
Legal fees	12,644
Compensation of chief compliance officer	206
Other	18,309
Total expenses	3,746,212
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(158,913)
Fees waived by distributor
Class C	(4,239)
Fees waived by transfer agent
Institutional 2 Class	(30)
Expense reduction	(960)
Total net expenses	3,582,070
Net investment income	18,471,176
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	23,170,518
Investments — affiliated issuers	(173)
Futures contracts	(11,578,999)
Net realized gain	11,591,346
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	45,226,498
Futures contracts	1,436,594
Net change in unrealized appreciation (depreciation)	46,663,092
Net realized and unrealized gain	58,254,438
Net increase in net assets resulting from operations	$76,725,614
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	23

Statement of Changes in Net Assets
	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations
Net investment income	$18,471,176	$43,941,441
Net realized gain (loss)	11,591,346	(24,462,523)
Net change in unrealized appreciation (depreciation)	46,663,092	47,643,492
Net increase in net assets resulting from operations	76,725,614	67,122,410
Distributions to shareholders
Net investment income and net realized gains
Class A	(945,438)	(1,843,723)
Advisor Class	(138,521)	(277,969)
Class C	(66,420)	(139,644)
Institutional Class	(10,086,462)	(22,951,875)
Institutional 2 Class	(107,169)	(157,050)
Institutional 3 Class	(7,247,987)	(18,565,279)
Class T	—	(6,006)
Total distributions to shareholders	(18,591,997)	(43,941,546)
Increase (decrease) in net assets from capital stock activity	30,984,222	(384,589,788)
Total increase (decrease) in net assets	89,117,839	(361,408,924)
Net assets at beginning of period	1,103,303,005	1,464,711,929
Net assets at end of period	$1,192,420,844	$1,103,303,005
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Corporate Income Fund | Semiannual Report 2019

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2019 (Unaudited)		April 30, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	778,765	8,176,034	725,166	7,155,220
Distributions reinvested	79,849	841,360	165,358	1,629,433
Redemptions	(552,396)	(5,815,792)	(1,376,578)	(13,520,206)
Net increase (decrease)	306,218	3,201,602	(486,054)	(4,735,553)
Advisor Class
Subscriptions	34,410	363,019	138,268	1,361,369
Distributions reinvested	10,678	112,352	22,854	224,884
Redemptions	(32,142)	(336,938)	(256,501)	(2,519,682)
Net increase (decrease)	12,946	138,433	(95,379)	(933,429)
Class C
Subscriptions	201,602	2,095,733	72,839	714,438
Distributions reinvested	5,727	60,309	12,911	127,157
Redemptions	(140,040)	(1,454,116)	(383,972)	(3,780,285)
Net increase (decrease)	67,289	701,926	(298,222)	(2,938,690)
Institutional Class
Subscriptions	10,767,384	113,199,955	20,168,555	197,721,197
Distributions reinvested	592,969	6,248,555	1,539,097	15,146,951
Redemptions	(6,298,036)	(66,227,402)	(41,566,768)	(407,550,905)
Net increase (decrease)	5,062,317	53,221,108	(19,859,116)	(194,682,757)
Institutional 2 Class
Subscriptions	84,916	894,522	898,426	8,708,681
Distributions reinvested	10,186	106,997	15,837	156,628
Redemptions	(302,738)	(3,130,451)	(300,619)	(2,971,816)
Net increase (decrease)	(207,636)	(2,128,932)	613,644	5,893,493
Institutional 3 Class
Subscriptions	3,186,944	33,604,505	6,427,485	63,279,559
Distributions reinvested	687,298	7,237,330	1,884,066	18,539,642
Redemptions	(6,280,064)	(64,991,750)	(27,712,292)	(268,667,599)
Net decrease	(2,405,822)	(24,149,915)	(19,400,741)	(186,848,398)
Class T
Distributions reinvested	—	—	558	5,464
Redemptions	—	—	(36,060)	(349,918)
Net decrease	—	—	(35,502)	(344,454)
Total net increase (decrease)	2,835,312	30,984,222	(39,561,370)	(384,589,788)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	25

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2019 (Unaudited)	$10.15	0.15	0.55	0.70	(0.16)	(0.16)
Year Ended 4/30/2019	$9.88	0.30	0.27	0.57	(0.30)	(0.30)
Year Ended 4/30/2018	$10.11	0.26	(0.23)	0.03	(0.26)	(0.26)
Year Ended 4/30/2017	$10.00	0.26	0.11	0.37	(0.26)	(0.26)
Year Ended 4/30/2016	$10.18	0.31	(0.18)	0.13	(0.31)	(0.31)
Year Ended 4/30/2015	$10.20	0.28	(0.02)	0.26	(0.28)	(0.28)
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$10.14	0.17	0.54	0.71	(0.17)	(0.17)
Year Ended 4/30/2019	$9.87	0.33	0.27	0.60	(0.33)	(0.33)
Year Ended 4/30/2018	$10.10	0.28	(0.23)	0.05	(0.28)	(0.28)
Year Ended 4/30/2017	$9.99	0.28	0.11	0.39	(0.28)	(0.28)
Year Ended 4/30/2016	$10.16	0.33	(0.17)	0.16	(0.33)	(0.33)
Year Ended 4/30/2015	$10.19	0.31	(0.03)	0.28	(0.31)	(0.31)
Class C
Six Months Ended 10/31/2019 (Unaudited)	$10.15	0.12	0.54	0.66	(0.12)	(0.12)
Year Ended 4/30/2019	$9.88	0.24	0.27	0.51	(0.24)	(0.24)
Year Ended 4/30/2018	$10.11	0.20	(0.23)	(0.03)	(0.20)	(0.20)
Year Ended 4/30/2017	$10.00	0.20	0.11	0.31	(0.20)	(0.20)
Year Ended 4/30/2016	$10.18	0.25	(0.18)	0.07	(0.25)	(0.25)
Year Ended 4/30/2015	$10.20	0.22	(0.02)	0.20	(0.22)	(0.22)
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$10.15	0.17	0.54	0.71	(0.17)	(0.17)
Year Ended 4/30/2019	$9.88	0.33	0.27	0.60	(0.33)	(0.33)
Year Ended 4/30/2018	$10.11	0.28	(0.23)	0.05	(0.28)	(0.28)
Year Ended 4/30/2017	$10.00	0.28	0.11	0.39	(0.28)	(0.28)
Year Ended 4/30/2016	$10.18	0.33	(0.18)	0.15	(0.33)	(0.33)
Year Ended 4/30/2015	$10.20	0.31	(0.02)	0.29	(0.31)	(0.31)
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$10.14	0.17	0.54	0.71	(0.17)	(0.17)
Year Ended 4/30/2019	$9.87	0.35	0.26	0.61	(0.34)	(0.34)
Year Ended 4/30/2018	$10.09	0.29	(0.22)	0.07	(0.29)	(0.29)
Year Ended 4/30/2017	$9.98	0.29	0.11	0.40	(0.29)	(0.29)
Year Ended 4/30/2016	$10.16	0.34	(0.18)	0.16	(0.34)	(0.34)
Year Ended 4/30/2015	$10.19	0.32	(0.03)	0.29	(0.32)	(0.32)
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Corporate Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2019 (Unaudited)	$10.69	6.88%	0.95%(c)	0.91%(c),(d)	2.93%(c)	43%	$66,561
Year Ended 4/30/2019	$10.15	5.93%	0.93%	0.91%(d)	3.07%	65%	$60,085
Year Ended 4/30/2018	$9.88	0.22%	0.95%	0.92%(d)	2.52%	78%	$63,283
Year Ended 4/30/2017	$10.11	3.72%	0.98%(e)	0.91%(d),(e)	2.56%	76%	$81,802
Year Ended 4/30/2016	$10.00	1.38%	1.00%	0.93%(d)	3.15%	50%	$98,149
Year Ended 4/30/2015	$10.18	2.59%	0.97%	0.96%(d)	2.75%	78%	$129,902
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$10.68	7.02%	0.70%(c)	0.66%(c),(d)	3.18%(c)	43%	$8,869
Year Ended 4/30/2019	$10.14	6.20%	0.68%	0.66%(d)	3.32%	65%	$8,289
Year Ended 4/30/2018	$9.87	0.46%	0.70%	0.67%(d)	2.75%	78%	$9,009
Year Ended 4/30/2017	$10.10	3.98%	0.73%(e)	0.66%(d),(e)	2.81%	76%	$12,534
Year Ended 4/30/2016	$9.99	1.73%	0.75%	0.68%(d)	3.42%	50%	$15,459
Year Ended 4/30/2015	$10.16	2.74%	0.72%	0.71%(d)	3.01%	78%	$18,384
Class C
Six Months Ended 10/31/2019 (Unaudited)	$10.69	6.57%	1.70%(c)	1.51%(c),(d)	2.33%(c)	43%	$6,033
Year Ended 4/30/2019	$10.15	5.29%	1.68%	1.51%(d)	2.45%	65%	$5,045
Year Ended 4/30/2018	$9.88	(0.38%)	1.70%	1.52%(d)	1.92%	78%	$7,856
Year Ended 4/30/2017	$10.11	3.10%	1.73%(e)	1.51%(d),(e)	1.96%	76%	$10,543
Year Ended 4/30/2016	$10.00	0.78%	1.75%	1.53%(d)	2.55%	50%	$11,740
Year Ended 4/30/2015	$10.18	1.98%	1.72%	1.56%(d)	2.15%	78%	$15,359
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$10.69	7.02%	0.70%(c)	0.66%(c),(d)	3.18%(c)	43%	$664,310
Year Ended 4/30/2019	$10.15	6.19%	0.68%	0.66%(d)	3.31%	65%	$579,312
Year Ended 4/30/2018	$9.88	0.47%	0.69%	0.66%(d)	2.78%	78%	$760,048
Year Ended 4/30/2017	$10.11	3.98%	0.73%(e)	0.66%(d),(e)	2.81%	76%	$586,861
Year Ended 4/30/2016	$10.00	1.64%	0.75%	0.68%(d)	3.40%	50%	$481,013
Year Ended 4/30/2015	$10.18	2.84%	0.72%	0.71%(d)	3.01%	78%	$596,908
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$10.68	7.07%	0.58%(c)	0.57%(c)	3.28%(c)	43%	$6,264
Year Ended 4/30/2019	$10.14	6.29%	0.59%	0.58%	3.52%	65%	$8,052
Year Ended 4/30/2018	$9.87	0.67%	0.59%	0.57%	2.86%	78%	$1,782
Year Ended 4/30/2017	$10.09	4.09%	0.57%(e)	0.55%(e)	2.92%	76%	$2,076
Year Ended 4/30/2016	$9.98	1.76%	0.57%	0.56%	3.53%	50%	$1,459
Year Ended 4/30/2015	$10.16	2.89%	0.57%	0.57%	3.14%	78%	$1,790
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	27

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$10.15	0.18	0.54	0.72	(0.18)	(0.18)
Year Ended 4/30/2019	$9.88	0.34	0.27	0.61	(0.34)	(0.34)
Year Ended 4/30/2018	$10.11	0.30	(0.23)	0.07	(0.30)	(0.30)
Year Ended 4/30/2017	$10.00	0.29	0.12	0.41	(0.30)	(0.30)
Year Ended 4/30/2016	$10.18	0.35	(0.18)	0.17	(0.35)	(0.35)
Year Ended 4/30/2015	$10.20	0.33	(0.02)	0.31	(0.33)	(0.33)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class
04/30/2017	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Corporate Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$10.69	7.10%	0.53%(c)	0.51%(c)	3.33%(c)	43%	$440,384
Year Ended 4/30/2019	$10.15	6.34%	0.53%	0.52%	3.44%	65%	$442,521
Year Ended 4/30/2018	$9.88	0.62%	0.53%	0.51%	2.93%	78%	$622,383
Year Ended 4/30/2017	$10.11	4.14%	0.54%(e)	0.51%(e)	2.91%	76%	$542,814
Year Ended 4/30/2016	$10.00	1.81%	0.52%	0.51%	3.60%	50%	$18,312
Year Ended 4/30/2015	$10.18	3.04%	0.52%	0.52%	3.24%	78%	$12,581
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Corporate Income Fund | Semiannual Report 2019	29

Notes to Financial Statements
October 31, 2019 (Unaudited)
Note 1. Organization
Columbia Corporate Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund received a reimbursement for expenses overbilled by a third party. Such reimbursement is included as an offset to other expenses on the Statement of Operations. All fee waivers and expense reimbursements by Columbia Management Investment Advisers, LLC and its affiliates were applied before giving effect to the third party reimbursement.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
30	Columbia Corporate Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Corporate Income Fund | Semiannual Report 2019	31

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
32	Columbia Corporate Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,912,976*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,207,727*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(11,578,999)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	1,436,594
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	289,681,750
Futures contracts — short	204,576,422

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
Columbia Corporate Income Fund | Semiannual Report 2019	33

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Corporate actions and dividend income are recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
34	Columbia Corporate Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2019 was 0.50% of the Fund’s average daily net assets.
Columbia Corporate Income Fund | Semiannual Report 2019	35

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, prior to September 1, 2019, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.06% of the average daily net assets attributable to Institutional 2 Class shares.
For the six months ended October 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.17
Advisor Class	0.17
Class C	0.17
Institutional Class	0.17
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2019, these minimum account balance fees reduced total expenses of the Fund by $960.
36	Columbia Corporate Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	33,162
Class C	—	1.00(b)	209

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2019 through August 31, 2020	Prior to September 1, 2019
Class A	0.90%	0.92%
Advisor Class	0.65	0.67
Class C	1.65	1.67
Institutional Class	0.65	0.67
Institutional 2 Class	0.55	0.58
Institutional 3 Class	0.49	0.53
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
Columbia Corporate Income Fund | Semiannual Report 2019	37

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, prior to September 1, 2019, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.06% for Institutional 2 Class of the average daily net assets attributable to Institutional 2 Class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,169,043,000	67,595,000	(8,425,000)	59,170,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
10,191,022	12,858,671	23,049,693
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $449,669,288 and $487,715,754, respectively, for the six months ended October 31, 2019, of which $5,285,122 and $38,262,164, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition,
38	Columbia Corporate Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
Columbia Corporate Income Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2019, one unaffiliated shareholder of record owned 11.6% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 68.2% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
40	Columbia Corporate Income Fund | Semiannual Report 2019

 Board Consideration and Approval of ManagementAgreement
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Corporate Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia Corporate Income Fund | Semiannual Report 2019	41

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the seventy-fifth, forty-fifth and seventy-fifth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
42	Columbia Corporate Income Fund | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, the Fund’s actual management fee and net total expense ratio were both ranked in the fourth quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia Corporate Income Fund | Semiannual Report 2019	43

Board Consideration and Approval of Management
Agreement  (continued)

Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
44	Columbia Corporate Income Fund | Semiannual Report 2019

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Columbia Corporate Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR136_04_J01_(12/19)

SemiAnnual Report
October 31, 2019
Columbia U.S. Treasury Index Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia U.S. Treasury Index Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Treasury Index Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return that corresponds to the total return of the FTSE USBIG Treasury Index, before fees and expenses.
Portfolio management
Alan Erickson, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A		11/25/02	5.64	10.62	2.34	2.66
Class C	Excluding sales charges	11/25/02	5.27	9.85	1.63	2.00
	Including sales charges		4.27	8.85	1.63	2.00
Institutional Class		06/04/91	5.72	10.88	2.52	2.88
Institutional 2 Class*		11/08/12	5.73	10.80	2.50	2.87
Institutional 3 Class*		03/01/17	5.69	10.73	2.49	2.86
FTSE USBIG Treasury Index			5.82	11.00	2.70	3.05
Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The FTSE USBIG Treasury Index tracks the performance of US Dollar-denominated bonds issued in the US investment-grade bond market. The index includes fixed-rate U.S. Treasury bonds with USD 5 billion public amount outstanding and greater than one year to maturity. The index excludes U.S. Federal Reserve purchases, inflation-indexed securities and STRIPS.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2019)
Money Market Funds	0.5
U.S. Treasury Obligations	99.5
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2019)
AAA rating	100.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2019 — October 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,056.40	1,023.43	1.76	1.73	0.34
Class C	1,000.00	1,000.00	1,052.70	1,019.91	5.37	5.28	1.04
Institutional Class	1,000.00	1,000.00	1,057.20	1,024.18	0.98	0.97	0.19
Institutional 2 Class	1,000.00	1,000.00	1,057.30	1,024.18	0.98	0.97	0.19
Institutional 3 Class	1,000.00	1,000.00	1,056.90	1,024.18	0.98	0.97	0.19
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	5

Portfolio of Investments
October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
U.S. Treasury Obligations 99.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
11/30/2020	1.625%	1,245,000	1,245,340
11/30/2020	2.750%	3,538,000	3,581,258
12/15/2020	1.875%	5,625,000	5,641,699
12/31/2020	1.750%	1,375,000	1,377,202
12/31/2020	2.500%	5,117,000	5,169,369
01/31/2021	1.375%	11,417,000	11,388,457
02/15/2021	2.250%	11,029,000	11,122,057
02/15/2021	3.625%	4,359,000	4,471,551
02/28/2021	1.125%	7,686,000	7,639,464
02/28/2021	2.500%	9,294,000	9,403,277
03/15/2021	2.375%	4,874,000	4,925,405
03/31/2021	1.250%	8,594,000	8,553,716
03/31/2021	2.250%	6,366,000	6,424,189
04/15/2021	2.375%	6,460,000	6,532,423
04/30/2021	1.375%	9,699,000	9,668,312
04/30/2021	2.250%	7,442,000	7,514,385
05/15/2021	2.625%	3,015,000	3,062,345
05/15/2021	3.125%	17,738,000	18,149,577
05/31/2021	1.375%	5,328,000	5,310,309
05/31/2021	2.125%	10,263,000	10,349,193
06/15/2021	2.625%	10,137,000	10,304,498
06/30/2021	1.125%	5,343,000	5,302,927
06/30/2021	1.625%	2,724,000	2,726,128
07/15/2021	2.625%	3,854,000	3,921,596
07/31/2021	1.125%	3,600,000	3,572,437
07/31/2021	1.750%	8,101,000	8,125,683
07/31/2021	2.250%	2,300,000	2,326,594
08/15/2021	2.750%	8,712,000	8,891,345
08/31/2021	1.125%	4,985,000	4,945,276
08/31/2021	2.000%	2,650,000	2,670,496
09/15/2021	2.750%	2,466,000	2,519,944
09/30/2021	1.125%	3,519,000	3,489,858
09/30/2021	1.500%	5,108,000	5,103,411
10/15/2021	2.875%	2,993,000	3,068,293
10/31/2021	1.250%	1,302,000	1,294,015
11/15/2021	2.875%	1,626,000	1,668,937
11/30/2021	1.750%	2,431,000	2,441,066
11/30/2021	1.875%	1,232,000	1,240,663
12/15/2021	2.625%	5,501,000	5,627,351
01/15/2022	2.500%	1,907,000	1,946,332
01/31/2022	1.500%	3,651,000	3,648,718
01/31/2022	1.875%	2,200,000	2,215,984
02/15/2022	2.000%	3,000,000	3,031,875
02/28/2022	1.750%	4,010,000	4,029,423
03/31/2022	1.750%	3,661,000	3,680,163
04/15/2022	2.250%	6,399,000	6,508,983
04/30/2022	1.750%	12,082,000	12,147,130
04/30/2022	1.875%	1,333,000	1,344,143
05/15/2022	2.125%	6,514,000	6,609,674
05/31/2022	1.750%	3,487,000	3,506,887
05/31/2022	1.875%	2,679,000	2,703,278
06/30/2022	1.750%	4,977,000	5,008,106
06/30/2022	2.125%	3,763,000	3,822,385
07/31/2022	1.875%	2,811,000	2,837,353
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
07/31/2022	2.000%	2,630,000	2,664,108
08/15/2022	1.500%	5,166,000	5,164,386
08/15/2022	1.625%	6,041,000	6,059,406
08/31/2022	1.625%	5,252,000	5,267,592
08/31/2022	1.875%	5,303,000	5,355,616
09/30/2022	1.750%	4,941,000	4,974,197
09/30/2022	1.875%	6,120,000	6,183,591
10/31/2022	1.875%	2,532,000	2,558,309
10/31/2022	2.000%	4,646,000	4,710,971
11/30/2022	2.000%	7,409,000	7,514,926
12/31/2022	2.125%	6,523,000	6,644,797
01/31/2023	1.750%	3,340,000	3,363,745
01/31/2023	2.375%	8,219,000	8,439,244
02/28/2023	1.500%	9,363,000	9,356,417
03/31/2023	1.500%	7,273,000	7,268,454
03/31/2023	2.500%	4,278,000	4,416,701
04/30/2023	2.750%	904,000	941,573
05/15/2023	1.750%	7,903,000	7,962,890
05/31/2023	1.625%	7,274,000	7,299,573
05/31/2023	2.750%	3,539,000	3,689,407
06/30/2023	1.375%	7,958,000	7,915,723
06/30/2023	2.625%	6,836,000	7,104,099
07/31/2023	1.250%	3,432,000	3,399,021
08/15/2023	2.500%	3,323,000	3,441,641
08/31/2023	1.375%	692,000	688,378
08/31/2023	2.750%	1,832,000	1,915,013
09/30/2023	1.375%	4,418,000	4,393,149
09/30/2023	2.875%	1,967,000	2,067,809
10/31/2023	1.625%	889,000	892,612
10/31/2023	2.875%	3,399,000	3,576,120
11/15/2023	2.750%	5,496,000	5,757,489
11/30/2023	2.125%	3,030,000	3,100,779
11/30/2023	2.875%	4,657,000	4,904,039
12/31/2023	2.250%	3,622,000	3,726,415
12/31/2023	2.625%	5,549,000	5,793,936
01/31/2024	2.500%	4,312,000	4,483,469
02/15/2024	2.750%	3,580,000	3,761,237
02/29/2024	2.125%	4,896,000	5,017,253
02/29/2024	2.375%	7,373,000	7,633,935
03/31/2024	2.125%	6,657,000	6,825,505
04/30/2024	2.000%	3,166,000	3,229,815
04/30/2024	2.250%	9,466,000	9,761,812
05/15/2024	2.500%	3,886,000	4,050,244
05/31/2024	2.000%	6,944,000	7,092,103
06/30/2024	1.750%	2,038,000	2,058,221
06/30/2024	2.000%	2,523,000	2,575,234
07/31/2024	1.750%	5,053,000	5,104,714
07/31/2024	2.125%	7,678,000	7,883,147
08/15/2024	2.375%	8,476,000	8,801,796
08/31/2024	1.250%	6,494,000	6,414,347
11/15/2024	2.250%	12,973,000	13,413,879
11/30/2024	2.125%	346,000	355,704
12/31/2024	2.250%	5,757,000	5,957,146
02/15/2025	2.000%	7,074,000	7,233,718
02/28/2025	2.750%	2,613,000	2,772,230
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/31/2025	2.625%	2,277,000	2,402,413
04/30/2025	2.875%	6,649,000	7,106,119
05/15/2025	2.125%	5,903,000	6,076,401
05/31/2025	2.875%	3,918,000	4,190,117
06/30/2025	2.750%	3,280,000	3,488,331
07/31/2025	2.875%	2,468,000	2,643,652
08/15/2025	2.000%	5,917,000	6,054,755
08/31/2025	2.750%	4,848,000	5,162,741
09/30/2025	3.000%	3,564,000	3,847,728
10/31/2025	3.000%	3,111,000	3,361,824
11/15/2025	2.250%	7,923,000	8,224,445
11/30/2025	2.875%	6,613,000	7,103,809
01/31/2026	2.625%	4,569,000	4,848,494
02/15/2026	1.625%	5,126,000	5,135,211
02/15/2026	6.000%	3,073,000	3,881,823
02/28/2026	2.500%	4,259,000	4,490,583
03/31/2026	2.250%	6,048,000	6,288,975
04/30/2026	2.375%	6,787,000	7,111,503
05/15/2026	1.625%	1,713,000	1,715,944
05/31/2026	2.125%	4,135,000	4,269,387
07/31/2026	1.875%	3,061,000	3,113,611
08/15/2026	1.500%	6,207,000	6,165,297
08/31/2026	1.375%	5,002,000	4,927,752
11/15/2026	2.000%	4,912,000	5,041,707
02/15/2027	2.250%	6,684,000	6,979,558
05/15/2027	2.375%	7,925,000	8,355,922
08/15/2027	2.250%	7,202,000	7,532,842
11/15/2027	2.250%	8,740,000	9,146,956
02/15/2028	2.750%	8,150,000	8,846,570
05/15/2028	2.875%	7,901,000	8,667,644
08/15/2028	2.875%	7,563,000	8,308,665
11/15/2028	3.125%	7,899,000	8,859,222
11/15/2028	5.250%	2,293,000	2,980,542
02/15/2029	2.625%	8,494,000	9,185,465
02/15/2029	5.250%	4,100,000	5,358,828
05/15/2029	2.375%	9,430,000	10,000,220
05/15/2030	6.250%	1,377,000	1,979,868
02/15/2031	5.375%	1,250,000	1,717,383
02/15/2036	4.500%	2,876,000	3,940,120
05/15/2038	4.500%	4,248,000	5,935,916
02/15/2039	3.500%	5,000,000	6,205,469
05/15/2039	4.250%	924,000	1,260,971
11/15/2039	4.375%	2,197,000	3,049,711
02/15/2040	4.625%	555,000	794,951
05/15/2040	4.375%	2,173,000	3,023,526
02/15/2041	4.750%	1,113,000	1,628,110
05/15/2041	4.375%	852,000	1,190,803
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
08/15/2041	3.750%	2,049,000	2,638,408
02/15/2042	3.125%	568,000	669,353
08/15/2042	2.750%	2,255,000	2,501,641
11/15/2042	2.750%	5,800,000	6,433,469
02/15/2043	3.125%	5,575,000	6,571,531
05/15/2043	2.875%	4,744,000	5,374,804
08/15/2043	3.625%	2,765,000	3,524,943
11/15/2043	3.750%	5,367,000	6,978,777
02/15/2044	3.625%	5,515,000	7,049,721
05/15/2044	3.375%	5,204,000	6,412,304
08/15/2044	3.125%	3,062,000	3,629,427
11/15/2044	3.000%	4,402,000	5,113,886
02/15/2045	2.500%	4,011,000	4,267,955
05/15/2045	3.000%	4,084,000	4,755,307
08/15/2045	2.875%	3,940,000	4,490,369
11/15/2045	3.000%	3,579,000	4,174,568
02/15/2046	2.500%	4,336,000	4,617,840
05/15/2046	2.500%	3,175,000	3,381,375
08/15/2046	2.250%	4,052,000	4,110,247
11/15/2046	2.875%	4,526,000	5,178,734
02/15/2047	3.000%	4,515,000	5,291,721
05/15/2047	3.000%	4,533,000	5,309,985
08/15/2047	2.750%	4,820,000	5,394,634
11/15/2047	2.750%	4,171,000	4,672,172
02/15/2048	3.000%	4,880,000	5,729,425
05/15/2048	3.125%	4,976,000	5,981,307
08/15/2048	3.000%	5,026,000	5,910,262
11/15/2048	3.375%	5,732,000	7,223,216
02/15/2049	3.000%	6,125,000	7,223,672
05/15/2049	2.875%	7,238,000	8,344,057
Total U.S. Treasury Obligations (Cost $918,684,966)			961,305,109

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(a),(b)	4,873,238	4,872,750
Total Money Market Funds (Cost $4,872,750)		4,872,750
Total Investments in Securities (Cost: $923,557,716)		966,177,859
Other Assets & Liabilities, Net		2,189,535
Net Assets		968,367,394

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	3,611,713	60,306,501	(59,044,976)	4,873,238	73	—	49,288	4,872,750
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
U.S. Treasury Obligations	961,305,109	—	—	961,305,109
Money Market Funds	4,872,750	—	—	4,872,750
Total Investments in Securities	966,177,859	—	—	966,177,859
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Statement of Assets and Liabilities
October 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $918,684,966)	$961,305,109
Affiliated issuers (cost $4,872,750)	4,872,750
Receivable for:
Investments sold	13,364,900
Capital shares sold	3,441,768
Dividends	5,641
Interest	6,031,862
Expense reimbursement due from Investment Manager	6,157
Trustees’ deferred compensation plan	89,355
Total assets	989,117,542
Liabilities
Payable for:
Investments purchased	16,400,341
Capital shares purchased	2,608,701
Distributions to shareholders	1,639,586
Management services fees	10,532
Distribution and/or service fees	240
Compensation of board members	214
Other expenses	1,179
Trustees’ deferred compensation plan	89,355
Total liabilities	20,750,148
Net assets applicable to outstanding capital stock	$968,367,394
Represented by
Paid in capital	937,187,824
Total distributable earnings (loss)	31,179,570
Total - representing net assets applicable to outstanding capital stock	$968,367,394
Class A
Net assets	$36,915,360
Shares outstanding	3,206,444
Net asset value per share	$11.51
Class C
Net assets	$3,885,606
Shares outstanding	337,552
Net asset value per share	$11.51
Institutional Class
Net assets	$506,109,773
Shares outstanding	43,946,637
Net asset value per share	$11.52
Institutional 2 Class
Net assets	$39,790,352
Shares outstanding	3,462,086
Net asset value per share	$11.49
Institutional 3 Class
Net assets	$381,666,303
Shares outstanding	32,949,193
Net asset value per share	$11.58
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	9

Statement of Operations
Six Months Ended October 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$49,288
Interest	10,222,415
Total income	10,271,703
Expenses:
Management services fees	1,830,610
Distribution and/or service fees
Class A	46,554
Class C	16,018
Compensation of board members	13,270
Other	2,746
Total expenses	1,909,198
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(983,039)
Fees waived by distributor
Class A	(18,591)
Class C	(2,397)
Expense reduction	(751)
Total net expenses	904,420
Net investment income	9,367,283
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	1,700,844
Investments — affiliated issuers	73
Net realized gain	1,700,917
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	36,599,299
Net change in unrealized appreciation (depreciation)	36,599,299
Net realized and unrealized gain	38,300,216
Net increase in net assets resulting from operations	$47,667,499
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations
Net investment income	$9,367,283	$17,202,863
Net realized gain (loss)	1,700,917	(8,785,757)
Net change in unrealized appreciation (depreciation)	36,599,299	27,147,798
Net increase in net assets resulting from operations	47,667,499	35,564,904
Distributions to shareholders
Net investment income and net realized gains
Class A	(355,359)	(759,024)
Class C	(19,383)	(34,843)
Institutional Class	(4,632,625)	(7,244,366)
Institutional 2 Class	(395,386)	(687,286)
Institutional 3 Class	(3,958,463)	(8,454,064)
Class T	—	(6,496)
Total distributions to shareholders	(9,361,216)	(17,186,079)
Increase (decrease) in net assets from capital stock activity	87,270,802	(50,812,235)
Total increase (decrease) in net assets	125,577,085	(32,433,410)
Net assets at beginning of period	842,790,309	875,223,719
Net assets at end of period	$968,367,394	$842,790,309
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2019 (Unaudited)		April 30, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	654,502	7,491,875	1,958,468	21,152,533
Distributions reinvested	15,005	171,301	32,738	354,246
Redemptions	(708,235)	(8,070,929)	(2,939,783)	(31,699,541)
Net decrease	(38,728)	(407,753)	(948,577)	(10,192,762)
Class C
Subscriptions	199,800	2,278,487	151,384	1,642,311
Distributions reinvested	1,628	18,591	3,109	33,668
Redemptions	(118,473)	(1,341,930)	(285,372)	(3,086,609)
Net increase (decrease)	82,955	955,148	(130,879)	(1,410,630)
Institutional Class
Subscriptions	21,109,215	240,276,655	14,378,476	154,460,051
Distributions reinvested	386,412	4,418,717	617,402	6,681,607
Redemptions	(6,916,107)	(79,207,381)	(22,177,109)	(237,912,275)
Net increase (decrease)	14,579,520	165,487,991	(7,181,231)	(76,770,617)
Institutional 2 Class
Subscriptions	647,732	7,342,380	1,549,123	16,720,324
Distributions reinvested	4,263	48,579	6,784	73,411
Redemptions	(454,232)	(5,164,958)	(1,154,144)	(12,445,281)
Net increase	197,763	2,226,001	401,763	4,348,454
Institutional 3 Class
Subscriptions	6,028,294	69,051,308	21,457,014	233,068,581
Distributions reinvested	344,651	3,958,356	776,067	8,453,857
Redemptions	(13,638,742)	(154,000,249)	(19,174,006)	(207,667,463)
Net increase (decrease)	(7,265,797)	(80,990,585)	3,059,075	33,854,975
Class T
Distributions reinvested	—	—	558	5,991
Redemptions	—	—	(60,153)	(647,646)
Net decrease	—	—	(59,595)	(641,655)
Total net increase (decrease)	7,555,713	87,270,802	(4,859,444)	(50,812,235)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

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Columbia U.S. Treasury Index Fund | Semiannual Report 2019	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2019 (Unaudited)	$11.00	0.11	0.51	0.62	(0.11)	—	(0.11)
Year Ended 4/30/2019	$10.75	0.21	0.25	0.46	(0.21)	—	(0.21)
Year Ended 4/30/2018	$11.06	0.16	(0.31)	(0.15)	(0.16)	—	(0.16)
Year Ended 4/30/2017	$11.34	0.14	(0.25)	(0.11)	(0.14)	(0.03)	(0.17)
Year Ended 4/30/2016	$11.28	0.14	0.12	0.26	(0.14)	(0.06)	(0.20)
Year Ended 4/30/2015	$11.03	0.15	0.26	0.41	(0.15)	(0.01)	(0.16)
Class C
Six Months Ended 10/31/2019 (Unaudited)	$11.00	0.07	0.51	0.58	(0.07)	—	(0.07)
Year Ended 4/30/2019	$10.75	0.13	0.25	0.38	(0.13)	—	(0.13)
Year Ended 4/30/2018	$11.06	0.09	(0.31)	(0.22)	(0.09)	—	(0.09)
Year Ended 4/30/2017	$11.34	0.06	(0.24)	(0.18)	(0.07)	(0.03)	(0.10)
Year Ended 4/30/2016	$11.28	0.07	0.12	0.19	(0.07)	(0.06)	(0.13)
Year Ended 4/30/2015	$11.02	0.07	0.27	0.34	(0.07)	(0.01)	(0.08)
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$11.01	0.12	0.51	0.63	(0.12)	—	(0.12)
Year Ended 4/30/2019	$10.75	0.22	0.27	0.49	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.06	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
Year Ended 4/30/2017	$11.34	0.16	(0.25)	(0.09)	(0.16)	(0.03)	(0.19)
Year Ended 4/30/2016	$11.28	0.16	0.12	0.28	(0.16)	(0.06)	(0.22)
Year Ended 4/30/2015	$11.02	0.17	0.27	0.44	(0.17)	(0.01)	(0.18)
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$10.98	0.12	0.51	0.63	(0.12)	—	(0.12)
Year Ended 4/30/2019	$10.73	0.23	0.25	0.48	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.04	0.18	(0.31)	(0.13)	(0.18)	—	(0.18)
Year Ended 4/30/2017	$11.32	0.16	(0.25)	(0.09)	(0.16)	(0.03)	(0.19)
Year Ended 4/30/2016	$11.26	0.16	0.12	0.28	(0.16)	(0.06)	(0.22)
Year Ended 4/30/2015	$11.01	0.17	0.26	0.43	(0.17)	(0.01)	(0.18)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2019 (Unaudited)	$11.51	5.64%	0.65%(c)	0.34%(c),(d)	1.91%(c)	26%	$36,915
Year Ended 4/30/2019	$11.00	4.32%	0.65%	0.35%(d)	1.93%	50%	$35,707
Year Ended 4/30/2018	$10.75	(1.35%)	0.65%	0.35%(d)	1.49%	27%	$45,074
Year Ended 4/30/2017	$11.06	(0.94%)	0.65%	0.35%(d)	1.27%	50%	$48,312
Year Ended 4/30/2016	$11.34	2.38%	0.66%	0.35%(d)	1.30%	91%	$41,893
Year Ended 4/30/2015	$11.28	3.70%	0.66%	0.38%(d)	1.33%	65%	$31,946
Class C
Six Months Ended 10/31/2019 (Unaudited)	$11.51	5.27%	1.41%(c)	1.04%(c),(d)	1.21%(c)	26%	$3,886
Year Ended 4/30/2019	$11.00	3.59%	1.40%	1.05%(d)	1.23%	50%	$2,801
Year Ended 4/30/2018	$10.75	(2.03%)	1.41%	1.05%(d)	0.78%	27%	$4,143
Year Ended 4/30/2017	$11.06	(1.63%)	1.40%	1.05%(d)	0.56%	50%	$6,938
Year Ended 4/30/2016	$11.34	1.67%	1.41%	1.05%(d)	0.59%	91%	$9,892
Year Ended 4/30/2015	$11.28	3.11%	1.41%	1.05%(d)	0.66%	65%	$7,124
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$11.52	5.72%	0.41%(c)	0.19%(c),(d)	2.06%(c)	26%	$506,110
Year Ended 4/30/2019	$11.01	4.57%	0.40%	0.20%(d)	2.08%	50%	$323,226
Year Ended 4/30/2018	$10.75	(1.20%)	0.40%	0.20%(d)	1.64%	27%	$392,889
Year Ended 4/30/2017	$11.06	(0.79%)	0.40%	0.20%(d)	1.42%	50%	$380,519
Year Ended 4/30/2016	$11.34	2.54%	0.41%	0.20%(d)	1.44%	91%	$274,641
Year Ended 4/30/2015	$11.28	3.98%	0.41%	0.20%(d)	1.51%	65%	$247,434
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$11.49	5.73%	0.40%(c)	0.19%(c)	2.06%(c)	26%	$39,790
Year Ended 4/30/2019	$10.98	4.48%	0.40%	0.20%	2.10%	50%	$35,855
Year Ended 4/30/2018	$10.73	(1.20%)	0.40%	0.20%	1.65%	27%	$30,710
Year Ended 4/30/2017	$11.04	(0.80%)	0.41%	0.20%	1.45%	50%	$24,839
Year Ended 4/30/2016	$11.32	2.54%	0.41%	0.20%	1.45%	91%	$3,906
Year Ended 4/30/2015	$11.26	3.89%	0.41%	0.20%	1.50%	65%	$2,600
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$11.07	0.12	0.51	0.63	(0.12)	—	(0.12)
Year Ended 4/30/2019	$10.81	0.23	0.26	0.49	(0.23)	—	(0.23)
Year Ended 4/30/2018	$11.13	0.18	(0.32)	(0.14)	(0.18)	—	(0.18)
Year Ended 4/30/2017(e)	$11.02	0.03	0.11(f)	0.14	(0.03)	—	(0.03)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$11.58	5.69%	0.40%(c)	0.19%(c)	2.06%(c)	26%	$381,666
Year Ended 4/30/2019	$11.07	4.56%	0.40%	0.20%	2.10%	50%	$445,200
Year Ended 4/30/2018	$10.81	(1.27%)	0.40%	0.20%	1.66%	27%	$401,768
Year Ended 4/30/2017(e)	$11.13	1.24%	0.40%(c)	0.20%(c)	1.52%(c)	50%	$252,341
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	17

Notes to Financial Statements
October 31, 2019 (Unaudited)
Note 1. Organization
Columbia U.S. Treasury Index Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
18	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	19

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.40% of the Fund’s daily net assets.
The Investment Manager, from the management services fee it receives from the Fund, pays all operating expenses of the Fund, with the exception of brokerage fees and commissions, taxes, interest, fees and expenses of Board of Trustees who are not officers, directors or employees of the Investment Manager or its affiliates, distribution and/or shareholder servicing and any extraordinary non-recurring expenses that may arise, including litigation fees.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. A portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets. The expenses of the Chief Compliance Officer allocated to the Fund are payable by the Investment Manager.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent.
The transfer agency fees are payable by the Investment Manager. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund. The Transfer Agent also receives compensation from the Investment Manager for various shareholder services and reimbursements for certain out-of-pocket expenses.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2019, these minimum account balance fees reduced total expenses of the Fund by $751.
20	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
The Distributor has voluntarily agreed to waive a portion of the service fee for Class A and Class C shares so that the service fee does not exceed 0.15% annually of the average daily net assets attributable to each such share class. This arrangement may be modified or terminated by the Distributor at any time.
The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.70% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class C	—	1.00(a)	1,812

(a)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2019 through August 31, 2020	Prior to September 1, 2019
Class A	0.42%	0.45%
Class C	1.17	1.20
Institutional Class	0.17	0.20
Institutional 2 Class	0.17	0.20
Institutional 3 Class	0.17	0.20
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	21

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class A and Class C distribution and service fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
923,558,000	42,853,000	(232,000)	42,621,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
3,903,007	7,929,522	11,832,529
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $323,060,202 and $233,387,646, respectively, for the six months ended October 31, 2019, of which $323,060,202 and $233,387,646, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
22	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2019.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Passive Investment Risk
The Fund is not “actively” managed and may be affected by a general decline in market segments related to its underlying index. The Fund invests in securities or instruments included in, or believed by the Investment Manager to be representative of, its underlying index, regardless of their investment merits. The Fund does not seek temporary defensive positions when markets decline or appear overvalued. The decision of whether to remove a security from an index is made by an independent index provider who is not affiliated with the Fund or the Investment Manager.
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	23

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Shareholder concentration risk
At October 31, 2019, affiliated shareholders of record owned 82.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

 Board Consideration and Approval of ManagementAgreement
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia U.S. Treasury Index Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks, and the Fund’s tracking error relative to its benchmark index;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	25

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, the Fund’s tracking error relative to its benchmark index, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the forty-first, eighty-fourth and eighty-seventh percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
26	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, the Fund’s actual management fee and net total expense ratio were both ranked in the fifth quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia U.S. Treasury Index Fund | Semiannual Report 2019	27

Board Consideration and Approval of Management
Agreement  (continued)

Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
28	Columbia U.S. Treasury Index Fund | Semiannual Report 2019

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Columbia U.S. Treasury Index Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR237_04_J01_(12/19)

SemiAnnual Report
October 31, 2019
Multi-Manager Directional Alternative Strategies Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Multi-Manager Directional Alternative Strategies Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
You may obtain the current net asset value (NAV) of Fund shares at no cost by calling 800.345.6611 or by sending an e-mail to serviceinquiries@columbiathreadneedle.com.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Multi-Manager Directional Alternative Strategies Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks capital appreciation.
Portfolio management
Boston Partners Global Investors, Inc.
Joseph Feeney, Jr., CFA
Eric Connerly, CFA
AQR Capital Management, LLC*
Michele Aghassi, Ph.D.
Andrea Frazzini, Ph.D., M.S.
Jacques Friedman, M.S.
Wells Capital Management Incorporated
Harindra de Silva, CFA
Dennis Bein, CFA
David Krider, CFA
*Effective December 31, 2019, Jacques Friedman will retire from AQR Capital Management, LLC (AQR) and will no longer serve as a portfolio manager of the Fund. Additionally, effective January 1, 2020, Ronen Israel and Lars Nielsen will serve as portfolio managers of the Fund.
Average annual total returns (%) (for the period ended October 31, 2019)
	Inception	6 Months cumulative	1 Year	Life
Class A	10/17/16	0.15	1.01	2.57
Institutional Class*	01/03/17	0.15	0.72	2.64
HFRX Equity Hedge Index		1.65	3.18	3.03
Wilshire Liquid Alternative Equity Hedge Index		0.91	3.14	2.87
MSCI World Index (Net)		3.55	12.69	11.78
All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The HFRX Equity Hedge Index strategies maintain positions both long and short in primarily equity and equity derivative securities. Equity Hedge managers would typically maintain at least 50%, and may in some cases be substantially entirely invested in equities, both long and short. Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.
The Wilshire Liquid Alternative Equity Hedge Index measures the performance of the equity hedge strategy component of the Wilshire Liquid Alternative Index℠. Equity hedge investment strategies predominantly invest in long and short equities. The Wilshire Liquid Alternative Equity Hedge Index (WLIQAEH) is designed to provide a broad measure of the liquid alternative equity hedge market.
The MSCI World Index (Net) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI World Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown — long positions (%) (at October 31, 2019)
Common Stocks	148.7
Preferred Stocks	0.7
Short-Term Investments Segregated in Connection with Open Derivatives Contracts(a)	19.6
Total	169.0

(a)	Includes investments in Money Market Funds (amounting to $26.4 million) which have been segregated to cover obligations relating to the Fund’s investment in derivatives which provide exposure to multiple markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments and Note 2 to the Notes to Financial Statements.
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Portfolio breakdown — short positions (%) (at October 31, 2019)
Common Stocks	(68.6)
Preferred Stocks	(0.4)
Total	(69.0)
Percentages indicated are based upon total investments net of investments sold short and excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — long positions (%) (at October 31, 2019)
Communication Services	9.4
Consumer Discretionary	11.2
Consumer Staples	8.5
Energy	4.6
Financials	16.2
Health Care	9.9
Industrials	11.9
Information Technology	14.8
Materials	6.7
Real Estate	3.8
Utilities	3.0
Total	100.0
Percentages indicated are based upon total long equity investments. The Fund’s portfolio composition is subject to change.
Equity sector breakdown — short positions (%) (at October 31, 2019)
Communication Services	(4.2)
Consumer Discretionary	(14.0)
Consumer Staples	(3.5)
Energy	(11.3)
Financials	(14.5)
Health Care	(14.0)
Industrials	(12.1)
Information Technology	(9.9)
Materials	(14.9)
Real Estate	(1.1)
Utilities	(0.5)
Total	(100.0)
Percentages indicated are based upon total short equity investments. The Fund’s portfolio composition is subject to change.
Market exposure through derivatives investments (% of notional exposure) (at October 31, 2019)(a)
	Long	Short	Net
Equity Derivative Contracts	299.9	(214.3)	85.6
Foreign Currency Derivative Contracts	33.4	(19.0)	14.4
Total Notional Market Value of Derivative Contracts	333.3	(233.3)	100.0
(a) The Fund has market exposure (long and/or short) to equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2019 — October 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,001.50	1,013.22	11.92	11.99	2.37
Institutional Class	1,000.00	1,000.00	1,001.50	1,014.48	10.67	10.74	2.12
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. or its affiliates. Participants in wrap fee programs pay other fees that are not included in the above table. Please refer to the wrap program documents for information about the fees charged.
Columbia Management Investment Advisers, LLC and/or certain of its affiliates have contractually agreed to waive certain fees and/or to reimburse certain expenses until August 31, 2020, unless sooner terminated at the sole discretion of the Fund’s Board, such that net expenses, subject to applicable exclusions, will not exceed 2.09% for Class A and 1.84% for Institutional Class. Any amounts waived will not be reimbursed by the Fund. This change was effective September 1, 2019. If this change had been in place for the entire six month period ended October 31, 2019, the actual expenses paid would have been $11.72 for Class A and $10.41 for Institutional Class; and the hypothetical expenses paid would have been $11.79 for Class A and $10.48 for Institutional Class.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	5

Portfolio of Investments
October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 81.1%
Issuer	Shares	Value ($)
Communication Services 7.7%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	10,417	400,950
Deutsche Telekom AG, Registered Shares	36,516	642,520
Proximus SADP	1,269	38,997
Telenor ASA	3,661	68,518
Telia Co. AB	28,587	125,752
Verizon Communications, Inc.(a)	7,735	467,736
Total		1,744,473
Entertainment 0.4%
Activision Blizzard, Inc.	5,888	329,904
Cineworld Group PLC	64,002	184,426
Electronic Arts, Inc.(b)	3,557	342,895
Modern Times Group(b)	482	4,469
Total		861,694
Interactive Media & Services 3.8%
Alphabet, Inc., Class A(a),(b)	2,332	2,935,522
Alphabet, Inc., Class C(a),(b)	1,258	1,585,218
Auto Trader Group PLC	75,530	550,334
Facebook, Inc., Class A(a),(b)	9,667	1,852,681
IAC/InterActiveCorp(a),(b)	2,398	544,945
Kakaku.com, Inc.	51,300	1,191,180
TripAdvisor, Inc.(a),(b)	10,950	442,380
Yelp, Inc.(b)	6,896	237,981
Total		9,340,241
Media 2.0%
Altice U.S.A., Inc., Class A(b)	19,949	617,422
Comcast Corp., Class A(a)	29,290	1,312,778
Discovery, Inc., Class A(a),(b)	13,436	362,167
Fox Corp., Class A	23,469	751,947
Fox Corp., Class B(a)	8,447	263,884
Liberty Global PLC, Class C(b)	18,975	452,933
Nexstar Media Group, Inc., Class A	7,911	769,661
ProSiebenSat.1 Media AG	17,474	258,031
Quebecor, Inc., Class B	3,182	73,975
Common Stocks (continued)
Issuer	Shares	Value ($)
Shaw Communications Inc	640	13,062
Telenet Group Holding NV(b)	762	37,438
Total		4,913,298
Wireless Telecommunication Services 0.8%
KDDI Corp.	75,700	2,094,706
Total Communication Services		18,954,412
Consumer Discretionary 8.7%
Auto Components 0.4%
Gentex Corp.	12,089	339,097
Koito Manufacturing Co., Ltd.	6,600	345,267
Linamar Corp	3,327	108,492
Magna International, Inc.	3,478	187,011
Total		979,867
Automobiles 0.5%
Bayerische Motoren Werke AG	958	73,359
Fiat Chrysler Automobiles NV	70,924	1,100,653
Total		1,174,012
Hotels, Restaurants & Leisure 3.6%
Autogrill SpA	4,544	44,925
Carnival Corp.(a)	31,796	1,363,730
Darden Restaurants, Inc.(a)	8,019	900,293
GVC Holdings PLC	45,211	521,588
International Game Technology PLC	25,135	332,787
Kindred Group PLC	17,108	124,125
Las Vegas Sands Corp.	15,289	945,472
Melco Resorts & Entertainment Ltd., ADR	26,372	568,053
Starbucks Corp.(a)	18,105	1,530,959
Stars Group, Inc. (The)(b)	11,826	257,334
Wyndham Destinations, Inc.	9,633	447,068
Wyndham Hotels & Resorts, Inc.	3,793	204,708
Yum! Brands, Inc.(a)	15,635	1,590,236
Total		8,831,278
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Durables 1.7%
Electrolux AB, Class B	1,757	46,194
Garmin Ltd.(a)	1,276	119,625
Husqvarna AB, Class B	7,614	58,330
Lennar Corp., Class A	11,258	670,977
Mohawk Industries, Inc.(b)	5,813	833,468
NVR, Inc.(a),(b)	241	876,418
Persimmon PLC	18,918	558,011
Sony Corp.	13,500	821,734
Whirlpool Corp.	1,843	280,357
Total		4,265,114
Internet & Direct Marketing Retail 0.6%
Booking Holdings, Inc.(b)	212	434,339
eBay, Inc.(a)	20,935	737,959
Expedia Group, Inc.	1,878	256,647
Total		1,428,945
Leisure Products 0.0%
BRP, Inc.	3,639	163,259
Specialty Retail 1.2%
ABC-Mart, Inc.	2,900	198,840
AutoZone, Inc.(b)	1,162	1,329,769
Best Buy Co., Inc.(a)	8,476	608,831
CECONOMY AG(b)	5,874	29,559
Gap, Inc. (The)(a)	35,245	573,084
Tractor Supply Co.	2,687	255,319
Total		2,995,402
Textiles, Apparel & Luxury Goods 0.7%
Adidas AG	738	227,873
Gildan Activewear, Inc.	2,114	54,010
Hugo Boss AG	2,691	113,459
Pandora A/S	9,033	444,478
Ralph Lauren Corp.(a)	10,222	981,925
Total		1,821,745
Total Consumer Discretionary		21,659,622
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 6.9%
Beverages 1.3%
AmBev SA, ADR	42,570	183,477
Budweiser Brewing Co., APAC Ltd.(b),(c)	12,090	44,204
Carlsberg A/S, Class B	2,439	343,470
Coca-Cola European Partners PLC(a)	40,145	2,148,159
PepsiCo, Inc.	4,080	559,653
Total		3,278,963
Food & Staples Retailing 1.3%
Alimentation Couche-Tard, Inc., Class B	9,674	290,124
Axfood AB	4,348	93,651
Empire Co., Ltd., Class A	60,734	1,612,533
ICA Gruppen AB	269	11,904
Kesko OYJ, Class B	1,958	130,458
Koninklijke Ahold Delhaize NV	20,240	504,382
Loblaw Companies Ltd.	7,900	421,301
Metro AG	2,859	46,686
Total		3,111,039
Food Products 1.7%
AAK AB	1,825	32,374
Danone SA	8,527	706,387
Leroy Seafood Group ASA	16,576	111,349
Mondelez International, Inc., Class A	20,498	1,075,120
Nestlé SA, Registered Shares	6,818	729,399
Nomad Foods Ltd.(b)	45,221	882,262
Orkla	3,652	35,102
SalMar ASA	3,722	173,697
Tyson Foods, Inc., Class A	4,891	404,926
Wilmar International Ltd.	4,600	12,648
Total		4,163,264
Household Products 1.1%
Clorox Co. (The)(a)	175	25,846
Colgate-Palmolive Co.(a)	15,694	1,076,608
Essity AB, Class B	15,363	479,952
Kimberly-Clark Corp.(a)	8,516	1,131,606
Total		2,714,012

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.8%
Beiersdorf AG	930	110,102
Unilever NV	8,081	478,719
Unilever NV(b)	21,828	1,290,181
Total		1,879,002
Tobacco 0.7%
Altria Group, Inc.	13,648	611,294
Imperial Brands PLC	10,089	221,307
Philip Morris International, Inc.	12,001	977,361
Swedish Match AB	284	13,342
Total		1,823,304
Total Consumer Staples		16,969,584
Energy 3.8%
Energy Equipment & Services 0.2%
Apergy Corp.(b)	9,205	231,690
Cactus, Inc., Class A(b)	8,031	238,681
Total		470,371
Oil, Gas & Consumable Fuels 3.6%
Canadian Natural Resources Ltd.	8,288	209,023
Chevron Corp.	2,949	342,497
Cimarex Energy Co.	7,114	300,353
ConocoPhillips Co.	10,499	579,545
Diamondback Energy, Inc.	3,428	293,985
Enerplus Corp.	56,818	342,953
ENI SpA	36,615	555,486
Equinor ASA	10,166	188,739
Husky Energy, Inc.	1,692	11,819
Inpex Corp.	78,700	727,541
Kosmos Energy Ltd.	60,010	372,062
Marathon Oil Corp.	39,741	458,214
Marathon Petroleum Corp.	15,205	972,360
Noble Energy, Inc.	25,639	493,807
Pioneer Natural Resources Co.(a)	1,812	222,912
Plains GP Holdings LP, Class A(a),(b)	29,454	546,666
Royal Dutch Shell PLC, Class B	5,141	148,060
Total SA, ADR	16,138	849,343
Common Stocks (continued)
Issuer	Shares	Value ($)
Tullow Oil PLC	80,725	215,723
Valero Energy Corp.(a)	10,469	1,015,283
Total		8,846,371
Total Energy		9,316,742
Financials 13.2%
Banks 4.7%
Banca Popolare dell’Emilia Romagna SC	26,456	118,359
Bank of America Corp.(a)	50,698	1,585,326
Bank of Ireland Group PLC	44,710	215,504
BB&T Corp.	9,763	517,927
Canadian Imperial Bank of Commerce	658	56,108
Citigroup, Inc.(a)	25,477	1,830,777
Citizens Financial Group, Inc.	3,830	134,663
DNB ASA	17,499	318,609
East West Bancorp, Inc.	3,375	144,855
Fifth Third Bancorp	16,337	475,080
Huntington Bancshares, Inc.	41,470	585,971
ING Groep NV	19,390	219,563
Intesa Sanpaolo SpA	8,779	21,999
JPMorgan Chase & Co.(a)	13,345	1,667,057
KeyCorp	35,665	640,900
PNC Financial Services Group, Inc. (The)	1,837	269,488
Regions Financial Corp.	25,072	403,659
Sumitomo Mitsui Financial Group, Inc.	6,500	230,771
SunTrust Banks, Inc.	8,298	567,085
United Overseas Bank Ltd.	16,600	326,812
Wells Fargo & Co.(a)	23,125	1,193,944
Total		11,524,457
Capital Markets 1.2%
Azimut Holding SpA	1,037	21,325
Banca Generali SpA	591	19,294
CI Financial Corp.	1,659	24,146
E*TRADE Financial Corp.	10,118	422,831
Goldman Sachs Group, Inc. (The)	1,591	339,488
Moody’s Corp.	2,036	449,325
S&P Global, Inc.	1,767	455,868
TD Ameritrade Holding Corp.(a)	24,465	938,967
UBS AG(b)	29,816	352,877
Total		3,024,121

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.6%
American Express Co.	1,825	214,036
Capital One Financial Corp.	1,704	158,898
Discover Financial Services	5,704	457,803
Navient Corp.	8,793	121,080
SLM Corp.	37,519	316,660
Synchrony Financial	8,004	283,101
Total		1,551,578
Diversified Financial Services 0.9%
Berkshire Hathaway, Inc., Class B(b)	5,419	1,151,971
Industrivarden AB, Class C	43,215	936,325
Total		2,088,296
Insurance 5.8%
Aegon NV	12,920	56,051
Ageas	9,641	556,003
Alleghany Corp.(b)	973	757,276
Allianz SE, Registered Shares	2,778	678,451
Allstate Corp. (The)	8,728	928,834
American International Group, Inc.	18,937	1,002,904
Aon PLC	1,521	293,796
ASR Nederland NV	7,315	268,158
Assicurazioni Generali SpA	34,513	699,837
Athene Holding Ltd., Class A(a),(b)	2,086	90,428
Aviva PLC	67,622	364,486
Chubb Ltd.	4,280	652,358
Erie Indemnity Co., Class A(a)	118	21,744
Everest Re Group Ltd.	2,051	527,292
Hannover Rueckversicherung AG	291	51,566
Manulife Financial Corp.	34,694	646,150
Marsh & McLennan Companies, Inc.	2,043	211,696
MetLife, Inc.(a)	32,935	1,541,029
MS&AD Insurance Group Holdings, Inc.	18,100	584,471
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,336	649,034
NN Group NV	7,469	284,994
Poste Italiane SpA	10,533	127,938
Power Corp. of Canada	37,400	865,501
Power Financial Corp.	23,405	547,319
Sampo OYJ, Class A	2,490	102,040
Common Stocks (continued)
Issuer	Shares	Value ($)
Swiss Life Holding AG, Registered Shares	53	26,543
Travelers Companies, Inc. (The)	3,507	459,627
Unipol Gruppo SpA	30,785	171,813
UnipolSai SpA	14,807	41,326
Unum Group(a)	39,960	1,100,498
Zurich Insurance Group AG	333	130,436
Total		14,439,599
Total Financials		32,628,051
Health Care 8.1%
Biotechnology 2.0%
AbbVie, Inc.	6,055	481,675
Amgen, Inc.(a)	4,630	987,348
Biogen, Inc.(a),(b)	6,581	1,965,811
Gilead Sciences, Inc.(a)	20,399	1,299,620
Swedish Orphan Biovitrum AB(b)	7,642	121,189
Total		4,855,643
Health Care Equipment & Supplies 0.9%
Boston Scientific Corp.(b)	7,371	307,371
Carl Zeiss Meditec AG	219	23,872
DiaSorin SpA	130	14,658
Envista Holdings Corp.(b)	5,058	148,351
Getinge AB, Series CPO	10,561	180,557
GN Store Nord	5,117	225,112
Koninklijke Philips NV	3,496	153,384
Medtronic PLC	7,327	797,910
Siemens Healthineers AG	862	36,624
Sonova Holding AG	1,034	237,280
Total		2,125,119
Health Care Providers & Services 2.1%
AmerisourceBergen Corp.	3,643	311,039
Anthem, Inc.	3,351	901,687
Cigna Corp.(a)	5,994	1,069,689
CVS Health Corp.	8,959	594,788
Fresenius Medical Care AG & Co. KGaA	1,381	99,680
Humana, Inc.	1,510	444,242
Laboratory Corp. of America Holdings(b)	181	29,824
McKesson Corp.	2,638	350,854
Molina Healthcare, Inc.(b)	1,755	206,458

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
UnitedHealth Group, Inc.	3,846	971,884
Universal Health Services, Inc., Class B	1,475	202,754
Total		5,182,899
Health Care Technology 0.3%
Change Healthcare, Inc.(b)	32,935	435,401
Veeva Systems Inc., Class A(a),(b)	2,866	406,485
Total		841,886
Life Sciences Tools & Services 0.7%
Avantor, Inc.(b)	41,773	593,594
ICON PLC(b)	2,603	382,381
IQVIA Holdings, Inc.(b)	2,402	346,897
Syneos Health, Inc.(b)	10,742	538,711
Total		1,861,583
Pharmaceuticals 2.1%
AstraZeneca PLC	3,982	388,314
Bristol-Myers Squibb Co.(a)	2,205	126,501
H Lundbeck A/S	4,256	145,430
Jazz Pharmaceuticals PLC(b)	2,930	368,096
Johnson & Johnson(a)	8,170	1,078,767
Merck & Co., Inc.	6,881	596,307
Novartis AG, ADR	3,363	294,061
Novartis AG, Registered Shares	3,936	343,909
Novo Nordisk A/S, Class B	11,649	640,563
Orion Oyj, Class B	340	15,084
Pfizer, Inc.	7,951	305,080
Roche Holding AG, Genusschein Shares	2,744	825,823
UCB SA	646	52,067
Total		5,180,002
Total Health Care		20,047,132
Industrials 9.7%
Aerospace & Defense 0.7%
Curtiss-Wright Corp.	1,096	148,234
Leonardo-Finmeccanica SpA	42,395	492,529
Spirit AeroSystems Holdings, Inc., Class A	4,458	364,753
United Technologies Corp.	4,177	599,734
Total		1,605,250
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.7%
bpost SA	4,357	49,793
CH Robinson Worldwide, Inc.	6,545	495,064
Deutsche Post AG	1,488	52,712
United Parcel Service, Inc., Class B	8,728	1,005,204
Total		1,602,773
Airlines 0.8%
Air Canada(b)	44,789	1,594,870
Deutsche Lufthansa AG, Registered Shares	26,249	454,717
Total		2,049,587
Building Products 1.6%
Allegion PLC(a)	10,127	1,175,137
Johnson Controls International PLC(a)	39,948	1,730,947
Owens Corning	16,077	985,199
Rockwool International A/S, Class B	638	125,391
Total		4,016,674
Commercial Services & Supplies 0.5%
IAA, Inc.(b)	14,435	550,695
KAR Auction Services, Inc.	16,571	411,955
Securitas AB	2,111	33,802
Societe BIC SA	4,374	303,675
Total		1,300,127
Construction & Engineering 0.2%
CIMIC Group Ltd.	9,920	226,066
Hochtief AG	1,942	242,639
Skanska AB, Class B	2,436	51,904
WSP Global, Inc.	201	12,541
Total		533,150
Electrical Equipment 0.7%
AMETEK, Inc.	8,819	808,261
Eaton Corp. PLC	8,218	715,870
Signify NV	9,510	278,644
Total		1,802,775
Industrial Conglomerates 0.2%
Rheinmetall AG	2,167	261,355
Siemens AG, Registered Shares	2,120	244,648
Total		506,003

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 2.2%
Caterpillar, Inc.(a)	1,632	224,890
Dover Corp.	7,224	750,501
ITT, Inc.	13,669	812,622
KION Group AG	655	43,582
KONE OYJ, Class B	2,263	144,099
Mitsubishi Heavy Industries Ltd.	51,800	2,096,313
Parker-Hannifin Corp.	2,071	380,008
Sandvik AB	15,709	277,536
SKF AB, Class B	663	12,004
Sumitomo Heavy Industries Ltd.	6,400	198,797
Trelleborg AB, Class B	822	13,292
Volvo AB, B Shares	13,174	197,423
Yangzijiang Shipbuilding Holdings Ltd.	230,600	161,441
Total		5,312,508
Marine 0.1%
AP Moller - Maersk A/S, Class B	235	299,766
Professional Services 1.0%
Adecco Group AG, Registered Shares	6,270	372,727
Persol Holdings Co., Ltd.	800	15,366
Randstad NV	2,653	147,233
Robert Half International, Inc.(a)	22,113	1,266,412
Teleperformance SA	1,049	238,001
Thomson Reuters Corp.	1,874	125,934
Wolters Kluwer NV	3,497	257,565
Total		2,423,238
Road & Rail 0.5%
Canadian Pacific Railway Ltd.	287	65,264
ComfortDelGro Corp., Ltd.	28,600	48,296
Kansas City Southern	6,403	901,415
Nippon Express Co., Ltd.	4,100	233,928
Total		1,248,903
Trading Companies & Distributors 0.2%
Finning International, Inc.	944	16,076
HD Supply Holdings, Inc.(b)	12,375	489,308
Total		505,384
Common Stocks (continued)
Issuer	Shares	Value ($)
Transportation Infrastructure 0.3%
Atlantia SpA	34,025	840,619
Total Industrials		24,046,757
Information Technology 12.1%
Communications Equipment 0.5%
Cisco Systems, Inc.	20,298	964,358
Nokia OYJ	4,804	17,635
Telefonaktiebolaget LM Ericsson, Class B	36,936	322,776
Total		1,304,769
Electronic Equipment, Instruments & Components 2.2%
Arrow Electronics, Inc.(a),(b)	11,876	941,529
CDW Corp.(a)	12,099	1,547,583
Corning, Inc.(a)	29,316	868,633
Flex Ltd.(a),(b)	65,766	772,751
Hitachi Ltd.	16,800	627,017
Jabil, Inc.	7,449	274,272
Zebra Technologies Corp., Class A(a),(b)	1,201	285,682
Total		5,317,467
IT Services 2.4%
Alliance Data Systems Corp.(a)	8,624	862,400
Amdocs Ltd.	4,500	293,400
Capgemini SE	7,131	803,879
CGI, Inc.(b)	815	63,351
DXC Technology Co.(a)	27,977	774,124
International Business Machines Corp.(a)	1,252	167,430
Leidos Holdings, Inc.	6,784	584,984
Science Applications International Corp.	5,424	448,131
Western Union Co. (The)(a)	73,498	1,841,860
Total		5,839,559
Semiconductors & Semiconductor Equipment 4.0%
Advantest Corp.	7,600	345,865
ams AG(b)	2,248	101,009
ASML Holding NV	142	37,220
Broadcom, Inc.(a)	6,503	1,904,404
Dialog Semiconductor PLC(b)	6,227	280,092
Infineon Technologies AG	13,203	255,726
Intel Corp.(a)	8,265	467,220
KLA Corp.	6,423	1,085,744

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marvell Technology Group Ltd.	11,144	271,802
Maxim Integrated Products, Inc.(a)	12,414	728,205
Micron Technology, Inc.(b)	5,549	263,855
Qorvo, Inc.(a),(b)	6,187	500,281
QUALCOMM, Inc.(a)	11,256	905,433
Skyworks Solutions, Inc.(a)	732	66,656
Teladoc Health, Inc.	3,448	347,633
Texas Instruments, Inc.(a)	12,457	1,469,801
Xilinx, Inc.(a)	10,352	939,341
Total		9,970,287
Software 2.1%
CDK Global, Inc.	21,624	1,092,877
Citrix Systems, Inc.(a)	5,718	622,462
Constellation Software, Inc.	70	69,135
Intuit, Inc.(a)	234	60,255
Micro Focus International PLC	23,269	319,372
Microsoft Corp.(a)	11,982	1,717,859
Open Text Corp.	1,258	50,832
Oracle Corp.(a)	15,033	819,148
SAP SE	243	32,198
Software AG	3,453	109,843
Trend Micro, Inc.	4,600	232,182
Total		5,126,163
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.(a)	45,406	745,113
HP, Inc.	22,466	390,234
Konica Minolta, Inc.	82,100	602,598
Ricoh Co., Ltd.	24,000	213,735
Xerox Holdings Corp.(a)	10,366	351,718
Total		2,303,398
Total Information Technology		29,861,643
Materials 5.4%
Chemicals 1.2%
Corteva, Inc.	14,559	384,066
Covestro AG	4,937	237,084
DuPont de Nemours, Inc.	9,472	624,300
Evonik Industries AG	814	21,452
FMC Corp.	5,836	533,994
Common Stocks (continued)
Issuer	Shares	Value ($)
Methanex Corp.	3,682	139,525
Mosaic Co. (The)	30,779	611,887
Nutrien Ltd.	7,880	376,585
Solvay SA	742	80,675
Total		3,009,568
Construction Materials 1.6%
Eagle Materials, Inc.	10,041	917,145
HeidelbergCement AG	7,057	523,192
LafargeHolcim Ltd., Registered Shares(b)	41,770	2,156,104
Taiheiyo Cement Corp.	13,400	379,073
Total		3,975,514
Containers & Packaging 0.4%
Avery Dennison Corp.	1,966	251,373
Graphic Packaging Holding Co.	50,192	786,006
Total		1,037,379
Metals & Mining 2.1%
Barrick Gold Corp.	39,591	687,300
BHP Group PLC	2,493	52,878
Boliden AB	1,267	34,168
Fortescue Metals Group Ltd.	184,692	1,130,431
Glencore PLC(b)	80,451	242,832
Kirkland Lake Gold Ltd.	22,700	1,065,974
Rio Tinto Ltd.	26,384	1,649,871
Salzgitter AG	445	8,069
SSAB AB, Class A	7,545	21,118
Teck Resources Ltd., Class B	8,804	139,169
Yamana Gold, Inc.	53,548	194,915
Total		5,226,725
Paper & Forest Products 0.1%
UPM-Kymmene OYJ	3,105	101,128
West Fraser Timber Co., Ltd.	2,332	107,827
Total		208,955
Total Materials		13,458,141

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 3.1%
Equity Real Estate Investment Trusts (REITS) 3.1%
Brookfield Property REIT, Inc.(a)	29,375	555,187
GPT Group (The)	14,289	58,653
H&R Real Estate Investment Trust	21,700	367,076
Healthpeak Properties, Inc.(a)	9,650	363,033
Link REIT (The)	21,500	234,165
National Retail Properties, Inc.(a)	1,584	93,313
Public Storage(a)	7,851	1,749,674
Retail Properties of America, Inc., Class A	17,397	239,383
RioCan Real Estate Investment Trust	46,600	935,114
Smart Real Estate Investment Trust	37,100	896,867
Vornado Realty Trust(a)	32,651	2,142,885
Total		7,635,350
Real Estate Management & Development 0.0%
Hang Lung Group Ltd.	5,920	14,828
Total Real Estate		7,650,178
Utilities 2.4%
Electric Utilities 1.2%
Chubu Electric Power Co., Inc.	55,100	826,624
Enel SpA	111,939	867,568
Fortum OYJ	12,142	296,721
Hydro One Ltd.(c)	1,380	25,660
Kansai Electric Power Co., Inc. (The)	61,000	711,634
Ørsted A/S	498	43,710
Terna Rete Elettrica Nazionale SpA	15,851	104,766
Total		2,876,683
Gas Utilities 0.5%
Enagas SA	34,994	865,913
Italgas SpA	38,118	245,392
Snam SpA	43,500	223,325
Total		1,334,630
Independent Power and Renewable Electricity Producers 0.2%
Uniper SE	784	24,434
Vistra Energy Corp	17,768	480,269
Total		504,703
Common Stocks (continued)
Issuer	Shares	Value ($)
Multi-Utilities 0.5%
A2A SpA	153,061	307,267
Atco Ltd., Class I	2,805	98,604
E.ON SE	75,118	757,525
Hera	29,766	127,509
Total		1,290,905
Total Utilities		6,006,921
Total Common Stocks (Cost $182,303,998)		200,599,183

Preferred Stocks 0.4%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Auto Components 0.0%
Schaeffler AG	631	5,323
Automobiles 0.4%
BMW AG	881	54,228
Porsche Automobil Holding SE	4,311	317,422
Volkswagen AG	2,537	482,297
Total		853,947
Total Consumer Discretionary		859,270
Consumer Staples 0.0%
Household Products 0.0%
Henkel AG & Co. KGaA	1,059	110,001
Total Consumer Staples		110,001
Total Preferred Stocks (Cost $901,698)		969,271

Money Market Funds 10.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(d),(e)	26,414,051	26,411,410
Total Money Market Funds (Cost $26,411,410)		26,411,410
Total Investments (Cost $209,617,106)		227,979,864

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Investments in securities sold short

Common Stocks (37.4)%
Issuer	Shares	Value ($)
Communication Services (1.6)%
Diversified Telecommunication Services (0.3)%
Cogent Communications Group	(6,539)	(383,447)
Elisa OYJ	(463)	(25,287)
Proximus SADP	(6,373)	(195,847)
Telefonica Deutschland Holding AG	(4,998)	(15,859)
United Internet AG, Registered Shares	(6,759)	(204,043)
Total		(824,483)
Entertainment (0.5)%
Netflix, Inc.(b)	(3,266)	(938,681)
Walt Disney Co. (The)	(1,303)	(169,286)
World Wrestling Entertainment, Inc.	(3,778)	(211,719)
Total		(1,319,686)
Interactive Media & Services (0.2)%
Adevinta ASA(b)	(991)	(11,315)
Scout24 AG(c)	(204)	(12,645)
Zillow Group, Inc., Class C(b)	(9,727)	(316,809)
Total		(340,769)
Media (0.4)%
Altice Europe NV, Class A(b)	(73,959)	(423,180)
Meredith Corp.	(7,027)	(264,918)
Pearson PLC	(19,590)	(173,011)
Schibsted ASA, Class A	(3,249)	(95,418)
Total		(956,527)
Wireless Telecommunication Services (0.2)%
1&1 Drillisch AG	(4,743)	(127,031)
Freenet AG	(817)	(18,144)
Millicom International Cellular SA, SDR	(2,377)	(108,363)
Tele2 AB, Class B	(16,632)	(238,089)
Total		(491,627)
Total Communication Services		(3,933,092)

Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary (5.3)%
Auto Components (1.0)%
Freni Brembo SpA	(15,670)	(166,720)
Nokian Renkaat OYJ	(896)	(25,607)
Pirelli & C SpA(c)	(49,234)	(284,616)
Valeo SA	(37,901)	(1,411,459)
Xinyi Glass Holdings Ltd.	(580,000)	(652,117)
Total		(2,540,519)
Automobiles (0.9)%
Ferrari NV	(1,774)	(284,119)
Tesla, Inc.(b)	(5,789)	(1,823,072)
Total		(2,107,191)
Hotels, Restaurants & Leisure (1.1)%
Choice Hotels International, Inc.	(3,758)	(332,508)
Cracker Barrel Old Country Store, Inc.	(2,154)	(334,947)
MGM China Holdings Ltd.	(84,800)	(134,279)
Norwegian Cruise Line Holdings Ltd.(b)	(4,949)	(251,211)
Restaurant Brands International, Inc.	(318)	(20,805)
Shake Shack, Inc., Class A(b)	(6,430)	(529,061)
Stars Group, Inc. (The)(b)	(6,145)	(133,715)
Texas Roadhouse, Inc.	(4,613)	(260,635)
Vail Resorts, Inc.	(1,455)	(338,098)
Whitbread PLC	(7,257)	(381,984)
Total		(2,717,243)
Household Durables (0.3)%
Husqvarna AB	(15,182)	(116,308)
Leggett & Platt, Inc.	(11,593)	(594,721)
Total		(711,029)
Internet & Direct Marketing Retail (0.8)%
Delivery Hero SE(b),(c)	(8,138)	(381,857)
MercadoLibre, Inc.(b)	(435)	(226,861)
Stitch Fix, Inc., Class A(b)	(5,764)	(131,765)
Takeaway.com NV(b),(c)	(1,185)	(96,659)
Wayfair, Inc., Class A(b)	(10,811)	(888,988)
Zalando SE(b)	(7,353)	(318,804)
Total		(2,044,934)

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products (0.1)%
Mattel, Inc.(b)	(21,296)	(254,274)
Multiline Retail (0.2)%
Dollarama, Inc.	(459)	(15,442)
Ryohin Keikaku Co., Ltd.	(24,900)	(554,330)
Total		(569,772)
Specialty Retail (0.6)%
Carvana Co.(b)	(8,588)	(696,315)
Dufry AG, Registered Shares(b)	(232)	(20,178)
Fielmann AG	(404)	(31,157)
Hennes & Mauritz AB, Class B	(2,107)	(44,162)
Monro Muffler Brake, Inc.	(3,409)	(239,005)
Tiffany & Co.	(2,807)	(349,500)
Total		(1,380,317)
Textiles, Apparel & Luxury Goods (0.3)%
Canada Goose Holdings, Inc.(b)	(1,518)	(63,504)
Cie Financiere Richemont SA, Class A, Registered Shares	(2,975)	(233,779)
Moncler SpA	(925)	(35,695)
Puma SE	(480)	(36,109)
Under Armour, Inc., Class A(b)	(18,034)	(372,402)
Total		(741,489)
Total Consumer Discretionary		(13,066,768)
Consumer Staples (1.2)%
Beverages (0.2)%
Davide Campari-Milano SpA	(7,669)	(70,342)
Heineken NV	(169)	(17,258)
National Beverage Corp.	(6,954)	(305,698)
Remy Cointreau SA	(1,283)	(171,695)
Total		(564,993)
Food & Staples Retailing (0.2)%
Casey’s General Stores, Inc.	(2,227)	(380,394)
Food Products (0.7)%
B&G Foods, Inc.	(5,916)	(91,994)
Cal-Maine Foods, Inc.	(7,216)	(287,846)
Campbell Soup Co.	(4,747)	(219,834)
Hain Celestial Group, Inc. (The)(b)	(11,363)	(268,621)
Hormel Foods Corp.	(5,261)	(215,122)

Common Stocks (continued)
Issuer	Shares	Value ($)
Kikkoman Corp.	(6,300)	(303,047)
Kraft Heinz Co. (The)	(10,398)	(336,168)
Total		(1,722,632)
Personal Products (0.1)%
Kose Corp.	(1,800)	(319,129)
Total Consumer Staples		(2,987,148)
Energy (4.3)%
Energy Equipment & Services (1.5)%
Helmerich & Payne, Inc.	(27,992)	(1,049,700)
National Oilwell Varco, Inc.	(59,688)	(1,350,143)
Saipem SpA(b)	(60,479)	(274,517)
SBM Offshore NV	(15,465)	(266,702)
Subsea 7 SA	(25,183)	(236,587)
TechnipFMC PLC	(10,984)	(216,714)
Tenaris SA	(34,309)	(348,061)
Total		(3,742,424)
Oil, Gas & Consumable Fuels (2.8)%
ARC Resources Ltd.	(53,305)	(225,831)
Cameco Corp.	(21,428)	(191,324)
Cenovus Energy, Inc.	(12,402)	(105,649)
Cheniere Energy, Inc.(b)	(16,262)	(1,000,926)
CNX Resources Corp.(b)	(22,055)	(185,924)
Devon Energy Corporation	(8,046)	(163,173)
Enbridge, Inc.	(8,273)	(301,310)
Encana Corp.	(25,424)	(99,604)
EQT Corp.	(12,315)	(132,263)
Imperial Oil Ltd.	(737)	(18,354)
Inter Pipeline Ltd.	(16,386)	(275,070)
Keyera Corp.	(9,390)	(217,658)
Koninklijke Vopak NV	(5,085)	(279,348)
Matador Resources Co.(b)	(15,789)	(219,625)
Neste OYJ	(1,031)	(37,253)
Noble Energy, Inc.	(41,536)	(799,983)
Occidental Petroleum Corp.	(5,542)	(224,451)
Oil Search Ltd.	(48,695)	(240,324)
Pembina Pipeline Corp.	(4,843)	(170,503)
PrairieSky Royalty, Ltd.	(7,827)	(76,422)
Range Resources Corp.	(26,468)	(106,666)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Suncor Energy, Inc.	(1,212)	(36,035)
Targa Resources Corp.	(16,519)	(642,259)
TC Energy Corp.	(8,883)	(447,758)
Vermilion Energy, Inc.	(7,258)	(95,884)
Whitecap Resources, Inc.	(1,016)	(2,831)
Whitehaven Coal Ltd.	(132,805)	(302,050)
Woodside Petroleum Ltd.	(8,910)	(197,476)
Total		(6,795,954)
Total Energy		(10,538,378)
Financials (5.4)%
Banks (3.1)%
Banco BPM SpA(b)	(129,548)	(294,898)
Bank of Hawaii Corp.	(2,148)	(187,542)
Bankinter SA	(25,533)	(176,839)
Canadian Western Bank	(12,037)	(304,786)
Commonwealth Bank of Australia	(4,477)	(242,744)
Community Bank System, Inc.	(9,569)	(648,587)
Cullen/Frost Bankers, Inc.	(1,725)	(155,388)
CVB Financial Corp.	(19,392)	(402,966)
FinecoBank Banca Fineco SpA	(37,745)	(425,512)
First Financial Bankshares, Inc.	(24,301)	(808,737)
First Republic Bank	(3,908)	(415,655)
Glacier Bancorp, Inc.	(12,047)	(509,829)
Hang Seng Bank Ltd.	(7,300)	(152,315)
Independent Bank Corp.	(3,345)	(274,558)
M&T Bank Corp.	(938)	(146,825)
Prosperity Bancshares, Inc.	(4,669)	(322,254)
Standard Chartered PLC	(18,352)	(166,525)
Svenska Handelsbanken AB, Class A	(3,392)	(34,042)
Trustmark Corp.	(13,479)	(462,599)
UMB Financial Corp.	(2,539)	(165,695)
Unione di Banche Italiane SpA	(54,986)	(167,502)
United Bankshares, Inc.	(10,224)	(404,257)
Westamerica Bancorporation	(12,685)	(837,464)
Total		(7,707,519)

Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets (1.6)%
Ares Management Corp., Class A	(7,179)	(212,283)
China International Capital Corp., Ltd., Class H(c)	(79,200)	(144,417)
Credit Suisse Group AG, Registered Shares(b)	(30,466)	(377,104)
Deutsche Bank AG	(139,092)	(1,008,658)
Focus Financial Partners, Inc., Class A(b)	(9,873)	(216,021)
Hargreaves Lansdown PLC	(8,381)	(192,455)
Julius Baer Group Ltd.(b)	(3,479)	(154,063)
KKR & Co., Inc., Class A	(8,908)	(256,818)
MarketAxess Holdings, Inc.	(575)	(211,939)
Nomura Holdings, Inc.	(192,400)	(874,455)
WisdomTree Investments, Inc.	(51,669)	(264,029)
Total		(3,912,242)
Consumer Finance (0.0)%
LendingClub Corp.(b)	(10,713)	(135,412)
Diversified Financial Services (0.2)%
Element Fleet Management Corp.	(11,096)	(94,355)
FGL Holdings	(39,445)	(356,189)
Voya Financial, Inc.	(3,421)	(184,597)
Total		(635,141)
Insurance (0.4)%
CNO Financial Group, Inc.	(14,437)	(225,939)
Hiscox, Ltd.	(14,384)	(277,768)
RLI Corp.	(4,625)	(450,105)
Total		(953,812)
Thrifts & Mortgage Finance (0.1)%
New York Community Bancorp, Inc.	(13,415)	(156,285)
Total Financials		(13,500,411)
Health Care (5.2)%
Biotechnology (2.6)%
Alkermes PLC(b)	(6,929)	(135,323)
Allogene Therapeutics, Inc.(b)	(8,380)	(241,344)
Alnylam Pharmaceuticals, Inc.(b)	(14,028)	(1,216,789)
BeiGene Ltd. ADR(b)	(3,958)	(547,550)
BioMarin Pharmaceutical, Inc.(b)	(10,718)	(784,665)
Exact Sciences Corp.(b)	(6,458)	(561,846)
Galapagos NV(b)	(1,386)	(255,186)
Genmab A/S(b)	(1,295)	(282,951)

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Idorsia Ltd.(b)	(5,975)	(136,111)
Moderna, Inc.(b)	(16,071)	(269,189)
Sarepta Therapeutics, Inc.(b)	(8,869)	(736,659)
Seattle Genetics, Inc.(b)	(10,361)	(1,112,771)
Total		(6,280,384)
Health Care Equipment & Supplies (0.4)%
ABIOMED, Inc.(b)	(1,240)	(257,399)
Align Technology, Inc.(b)	(1,235)	(311,578)
Elekta AB, Class B	(4,060)	(56,559)
SmileDirectClub, Inc.(b)	(11,841)	(138,481)
Straumann Holding AG, Registered Shares	(346)	(309,145)
Total		(1,073,162)
Health Care Providers & Services (0.3)%
Amplifon SpA	(3,747)	(94,231)
NMC Health PLC	(735)	(20,835)
Select Medical Holdings Corp.(b)	(14,699)	(267,815)
Tivity Health, Inc.(b)	(13,985)	(226,697)
Total		(609,578)
Health Care Technology (0.3)%
Inovalon Holdings, Inc.(b)	(23,430)	(366,211)
Livongo Health, Inc.(b)	(6,954)	(150,137)
Tabula Rasa HealthCare, Inc.(b)	(6,292)	(320,514)
Total		(836,862)
Life Sciences Tools & Services (0.4)%
Lonza Group AG, Registered Shares(b)	(2,345)	(845,214)
Medpace Holdings, Inc.(b)	(1,857)	(136,731)
QIAGEN NV(b)	(1,728)	(51,977)
Total		(1,033,922)
Pharmaceuticals (1.2)%
GW Pharmaceuticals PLC, ADR(b)	(2,461)	(329,331)
Merck KGaA	(194)	(23,138)
Nektar Therapeutics(b)	(42,903)	(734,714)
Recordati SpA	(449)	(18,869)
Takeda Pharmaceutical Co., Ltd.	(37,200)	(1,344,150)
Vifor Pharma AG	(3,053)	(480,784)
Total		(2,930,986)
Total Health Care		(12,764,894)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials (4.5)%
Aerospace & Defense (1.0)%
Axon Enterprise, Inc.(b)	(6,330)	(323,653)
Bombardier, Inc., Class B(b)	(239,062)	(301,300)
Cubic Corp.	(9,839)	(725,528)
Elbit Systems Ltd.	(2,802)	(459,407)
Saab AB, Class B	(5,891)	(181,926)
Triumph Group, Inc.	(25,304)	(525,564)
Total		(2,517,378)
Air Freight & Logistics (0.3)%
DSV PANALPINA A/S	(2,441)	(237,239)
XPO Logistics, Inc.(b)	(6,584)	(503,017)
Total		(740,256)
Airlines (0.2)%
American Airlines Group, Inc.	(10,564)	(317,554)
Singapore Airlines Ltd.	(4,000)	(27,647)
Total		(345,201)
Building Products (0.5)%
AAON, Inc.	(8,366)	(407,089)
Cornerstone Building Brands, Inc.(b)	(36,908)	(230,675)
Nibe Industrier AB, B Shares	(1,308)	(17,910)
Trex Company, Inc.(b)	(7,266)	(638,609)
Total		(1,294,283)
Commercial Services & Supplies (0.2)%
Bilfinger SE	(861)	(28,741)
Healthcare Services Group, Inc.	(8,321)	(202,699)
Ritchie Bros. Auctioneers, Inc.	(1,036)	(42,625)
Tomra Systems ASA	(11,685)	(314,949)
Total		(589,014)
Construction & Engineering (0.3)%
Boskalis Westminster	(6,158)	(135,544)
SNC-Lavalin Group, Inc.	(29,816)	(539,002)
Total		(674,546)
Electrical Equipment (0.9)%
Melrose Industries PLC	(512,433)	(1,416,205)
Nidec Corp.	(4,000)	(588,903)
Prysmian SpA	(11,639)	(269,237)
Total		(2,274,345)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates (0.0)%
Keppel Corp., Ltd.	(5,900)	(29,709)
Machinery (0.6)%
Atlas Copco AB, Class A	(1,792)	(63,251)
Epiroc AB, Class A	(5,500)	(61,970)
GEA Group AG	(5,918)	(180,915)
John Bean Technologies Corp.	(3,723)	(382,613)
MISUMI Group, Inc.	(10,500)	(263,957)
Schindler Holding AG	(609)	(149,203)
Stadler Rail AG(b)	(6,257)	(303,939)
Total		(1,405,848)
Marine (0.2)%
AP Moller - Maersk A/S, Class B	(343)	(437,531)
DFDS A/S	(1,634)	(64,364)
Total		(501,895)
Road & Rail (0.1)%
Sotetsu Holdings, Inc.	(12,000)	(318,844)
Trading Companies & Distributors (0.2)%
MonotaRO Co., Ltd.	(2,800)	(84,590)
SiteOne Landscape Supply, Inc.(b)	(4,320)	(380,419)
Total		(465,009)
Transportation Infrastructure (0.0)%
Fraport AG Frankfurt Airport Services Worldwide	(892)	(74,556)
Total Industrials		(11,230,884)
Information Technology (3.7)%
Communications Equipment (0.1)%
Plantronics, Inc.	(4,080)	(160,834)
Electronic Equipment, Instruments & Components (0.8)%
Adyen NV(b)	(297)	(209,093)
Cognex Corp.	(8,475)	(436,378)
Hexagon AB, Class B	(1,789)	(91,593)
Knowles Corp.(b)	(31,714)	(684,388)
National Instruments Corp.	(10,494)	(434,347)
Venture Corp Ltd.	(1,100)	(12,759)
Yaskawa Electric Corp.	(7,100)	(270,068)
Total		(2,138,626)

Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services (0.9)%
LiveRamp Holdings, Inc.(b)	(4,734)	(185,052)
MongoDB, Inc.(b)	(9,057)	(1,157,213)
Shopify, Inc., Class A(b)	(1,185)	(371,580)
Shopify, Inc., Class A(b)	(127)	(39,823)
Twilio, Inc.(b)	(4,471)	(431,720)
Total		(2,185,388)
Semiconductors & Semiconductor Equipment (0.4)%
Cree, Inc.(b)	(6,159)	(293,969)
Universal Display Corp.	(1,989)	(398,158)
Xilinx, Inc.	(2,796)	(253,709)
Total		(945,836)
Software (1.4)%
8x8, Inc.(b)	(10,833)	(209,293)
Altair Engineering, Inc., Class A(b)	(8,472)	(312,363)
Appian Corp.(b)	(6,803)	(303,686)
Avalara, Inc.(b)	(4,153)	(294,863)
Blackbaud, Inc.	(4,047)	(339,746)
Blackline, Inc.(b)	(4,850)	(226,689)
Guidewire Software, Inc.(b)	(4,541)	(511,952)
HubSpot, Inc.(b)	(1,959)	(303,841)
Instructure, Inc.(b)	(8,990)	(420,103)
Manhattan Associates, Inc.(b)	(2,858)	(214,207)
Temenos AG, Registered Shares(b)	(1,793)	(256,526)
Total		(3,393,269)
Technology Hardware, Storage & Peripherals (0.1)%
Western Digital Corp.	(7,382)	(381,280)
Total Information Technology		(9,205,233)
Materials (5.6)%
Chemicals (2.4)%
Balchem Corp.	(2,664)	(269,623)
Christian Hansen Holding A/S	(3,672)	(281,921)
Clariant AG, Registered Shares(b)	(968)	(19,856)
Croda International PLC	(6,991)	(436,181)
Ecolab, Inc.	(677)	(130,031)
EMS-Chemie Holding AG, Registered Shares	(125)	(78,312)
GCP Applied Technologies(b)	(9,513)	(196,539)
Givaudan SA, Registered Shares	(33)	(96,952)

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Hexpol AB	(10,833)	(96,654)
International Flavors & Fragrances, Inc.	(2,707)	(330,281)
K+S AG	(4,158)	(59,044)
Koninklijke DSM NV	(105)	(12,462)
LANXESS AG	(1,668)	(108,385)
Mitsubishi Chemical Holdings Corp.	(45,500)	(346,766)
Mitsui Chemicals, Inc.	(16,200)	(385,259)
Novozymes A/S, Class B	(3,237)	(152,591)
OCI NV(b)	(5,418)	(121,820)
Quaker Chemical Corp.	(1,374)	(210,057)
Sika AG	(3,178)	(546,319)
Symrise AG	(973)	(93,512)
Tokai Carbon Co., Ltd.	(24,400)	(246,413)
Umicore SA	(20,526)	(847,313)
Wacker Chemie AG	(757)	(59,305)
Westlake Chemical Corp.	(10,952)	(692,057)
Yara International ASA	(751)	(29,256)
Total		(5,846,909)
Containers & Packaging (0.5)%
Ball Corp.	(2,441)	(170,797)
BillerudKorsnas AB	(27,345)	(328,880)
Greif, Inc., Class A	(11,009)	(431,223)
Huhtamaki OYJ	(2,743)	(127,016)
Sonoco Products Co.	(2,409)	(138,999)
Total		(1,196,915)
Metals & Mining (2.1)%
Agnico Eagle Mines Ltd.	(7,275)	(447,127)
Alumina Ltd.	(89,893)	(140,333)
Aperam SA	(685)	(17,551)
ArcelorMittal	(20,464)	(304,279)
Aurubis AG	(2,265)	(111,362)
Compass Minerals International, Inc.	(8,260)	(466,525)
First Quantum Minerals Ltd.	(14,489)	(122,438)
Fortescue Metals Group Ltd.	(42,245)	(258,566)
Franco-Nevada Corp.	(648)	(62,876)
Freeport-McMoRan Copper & Gold, Inc.	(114,049)	(1,119,961)
Gerdau SA, ADR	(59,457)	(195,614)
Lundin Mining Corp.	(2,572)	(12,986)
Norsk Hydro ASA	(58,176)	(205,569)

Common Stocks (continued)
Issuer	Shares	Value ($)
Nucor Corp.	(6,151)	(331,231)
Outokumpu OYJ	(43,115)	(122,507)
South32 Ltd.	(79,133)	(138,477)
Thyssenkrupp AG	(75,107)	(1,071,070)
United States Steel Corp.	(9,844)	(113,305)
Wheaton Precious Metals Corp.	(740)	(20,743)
Yamana Gold, Inc.	(9,734)	(35,548)
Total		(5,298,068)
Paper & Forest Products (0.6)%
Svenska Cellulosa AB SCA, Class B	(17,212)	(175,633)
West Fraser Timber Co., Ltd.	(27,800)	(1,285,415)
Total		(1,461,048)
Total Materials		(13,802,940)
Real Estate (0.4)%
Equity Real Estate Investment Trusts (REITS) (0.3)%
Iron Mountain, Inc.	(8,912)	(292,313)
Public Storage	(2,052)	(457,309)
Total		(749,622)
Real Estate Management & Development (0.1)%
Redfin Corp.(b)	(14,661)	(254,955)
Total Real Estate		(1,004,577)
Utilities (0.2)%
Gas Utilities (0.1)%
AltaGas, Ltd.	(9,866)	(143,522)
Multi-Utilities (0.1)%
RWE AG	(12,052)	(367,278)
Total Utilities		(510,800)
Total Common Stocks (Proceeds $91,434,373)		(92,545,125)

Preferred Stocks (0.2)%
Issuer	Shares	Value ($)
Consumer Staples (0.1)%
Household Products (0.1)%
Henkel AG & Co. KGaA	(2,645)	(274,743)
Total Consumer Staples		(274,743)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Preferred Stocks (continued)
Issuer	Shares	Value ($)
Health Care (0.1)%
Health Care Equipment & Supplies (0.1)%
Sartorius AG	(1,177)	(228,717)
Total Health Care		(228,717)
Materials (0.0)%
Chemicals (0.0)%
Fuchs Petrolub SE	(745)	(31,740)
Total Materials		(31,740)
Total Preferred Stocks (Proceeds $435,692)		(535,200)
Total Investments in Securities Sold Short (Proceeds $91,870,065)		(93,080,325)
Total Investments in Securities, Net of Securities Sold Short	134,899,539
Other Assets & Liabilities, Net	112,371,274
Net Assets	247,270,813

At October 31, 2019, securities and/or cash totaling $173,490,319 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
7,000 AUD	4,761 USD	Citi	12/18/2019	—	(71)
73,216 CAD	55,689 USD	Citi	12/18/2019	88	—
59,792 CAD	45,094 USD	Citi	12/18/2019	—	(313)
227,490 CHF	233,163 USD	Citi	12/18/2019	1,725	—
15,000 CHF	15,172 USD	Citi	12/18/2019	—	(88)
1,968,500 DKK	295,073 USD	Citi	12/18/2019	171	—
89,500 DKK	13,272 USD	Citi	12/18/2019	—	(136)
231,712 EUR	259,440 USD	Citi	12/18/2019	193	—
2,740,278 EUR	3,045,549 USD	Citi	12/18/2019	—	(20,362)
69,000 HKD	8,798 USD	Citi	12/18/2019	—	(5)
5,000 ILS	1,426 USD	Citi	12/18/2019	4	—
540,003 NOK	60,155 USD	Citi	12/18/2019	1,415	—
1,000 NZD	627 USD	Citi	12/18/2019	—	(15)
2,907,875 SEK	302,618 USD	Citi	12/18/2019	648	—
2,841,625 SEK	294,059 USD	Citi	12/18/2019	—	(1,030)
50,500 SGD	36,765 USD	Citi	12/18/2019	—	(372)
420,572 USD	622,000 AUD	Citi	12/18/2019	8,724	—
560,820 USD	744,312 CAD	Citi	12/18/2019	4,417	—
166,248 USD	218,684 CAD	Citi	12/18/2019	—	(178)
191,499 USD	188,990 CHF	Citi	12/18/2019	770	—
633,551 USD	618,004 CHF	Citi	12/18/2019	—	(4,822)
238,713 USD	1,607,500 DKK	Citi	12/18/2019	2,107	—
195,947 USD	1,307,000 DKK	Citi	12/18/2019	—	(145)
2,213,721 USD	1,991,076 EUR	Citi	12/18/2019	13,959	—
269,191 USD	240,428 EUR	Citi	12/18/2019	—	(192)
964,814 USD	785,000 GBP	Citi	12/18/2019	53,605	—
192,454 USD	1,509,371 HKD	Citi	12/18/2019	128	—
27,525 USD	215,625 HKD	Citi	12/18/2019	—	(13)
35,700 USD	125,000 ILS	Citi	12/18/2019	—	(153)
1,483,780 USD	156,676,000 JPY	Citi	12/18/2019	—	(28,609)
8,752 USD	80,500 NOK	Citi	12/18/2019	5	—
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
70,183 USD	634,996 NOK	Citi	12/18/2019	—	(1,110)
11,393 USD	17,872 NZD	Citi	12/18/2019	76	—
3,619 USD	5,624 NZD	Citi	12/18/2019	—	(11)
189,872 USD	1,847,500 SEK	Citi	12/18/2019	1,982	—
277,382 USD	2,656,000 SEK	Citi	12/18/2019	—	(1,568)
80,724 USD	112,000 SGD	Citi	12/18/2019	1,640	—
7,000 AUD	4,761 USD	JPMorgan	12/18/2019	—	(71)
73,216 CAD	55,688 USD	JPMorgan	12/18/2019	88	—
59,776 CAD	45,082 USD	JPMorgan	12/18/2019	—	(313)
227,510 CHF	233,183 USD	JPMorgan	12/18/2019	1,725	—
15,000 CHF	15,172 USD	JPMorgan	12/18/2019	—	(88)
1,968,500 DKK	295,072 USD	JPMorgan	12/18/2019	171	—
89,500 DKK	13,272 USD	JPMorgan	12/18/2019	—	(136)
231,715 EUR	259,443 USD	JPMorgan	12/18/2019	193	—
2,740,295 EUR	3,045,564 USD	JPMorgan	12/18/2019	—	(20,366)
69,000 HKD	8,798 USD	JPMorgan	12/18/2019	—	(6)
5,000 ILS	1,426 USD	JPMorgan	12/18/2019	4	—
539,997 NOK	60,154 USD	JPMorgan	12/18/2019	1,415	—
1,000 NZD	627 USD	JPMorgan	12/18/2019	—	(15)
2,907,875 SEK	302,618 USD	JPMorgan	12/18/2019	648	—
2,841,625 SEK	294,059 USD	JPMorgan	12/18/2019	—	(1,031)
50,500 SGD	36,765 USD	JPMorgan	12/18/2019	—	(372)
420,572 USD	622,000 AUD	JPMorgan	12/18/2019	8,723	—
560,834 USD	744,330 CAD	JPMorgan	12/18/2019	4,416	—
166,241 USD	218,674 CAD	JPMorgan	12/18/2019	—	(178)
191,520 USD	189,010 CHF	JPMorgan	12/18/2019	770	—
633,544 USD	617,996 CHF	JPMorgan	12/18/2019	—	(4,823)
238,714 USD	1,607,500 DKK	JPMorgan	12/18/2019	2,107	—
195,947 USD	1,307,000 DKK	JPMorgan	12/18/2019	—	(145)
2,213,714 USD	1,991,068 EUR	JPMorgan	12/18/2019	13,956	—
269,191 USD	240,428 EUR	JPMorgan	12/18/2019	—	(192)
964,815 USD	785,000 GBP	JPMorgan	12/18/2019	53,603	—
192,455 USD	1,509,378 HKD	JPMorgan	12/18/2019	128	—
27,525 USD	215,626 HKD	JPMorgan	12/18/2019	—	(13)
35,700 USD	125,000 ILS	JPMorgan	12/18/2019	—	(153)
1,483,782 USD	156,676,000 JPY	JPMorgan	12/18/2019	—	(28,611)
8,752 USD	80,500 NOK	JPMorgan	12/18/2019	5	—
70,183 USD	635,004 NOK	JPMorgan	12/18/2019	—	(1,110)
11,396 USD	17,877 NZD	JPMorgan	12/18/2019	76	—
3,621 USD	5,627 NZD	JPMorgan	12/18/2019	—	(11)
189,872 USD	1,847,500 SEK	JPMorgan	12/18/2019	1,982	—
277,383 USD	2,656,000 SEK	JPMorgan	12/18/2019	—	(1,568)
80,724 USD	112,000 SGD	JPMorgan	12/18/2019	1,639	—
Total				183,306	(118,395)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	5	11/2019	EUR	575,210	—	(3,024)
CAC40 Index	26	11/2019	EUR	1,489,020	13,176	—
DAX Index	3	12/2019	EUR	967,013	43,692	—
FTSE 100 Index	25	12/2019	GBP	1,811,500	—	(5,239)
FTSE/MIB Index	2	12/2019	EUR	226,620	10,675	—
Hang Seng Index	2	11/2019	HKD	2,698,400	2,262	—
IBEX 35 Index	2	11/2019	EUR	185,552	—	(152)
MSCI Singapore IX ETS	4	11/2019	SGD	148,240	902	—
OMXS30 Index	28	11/2019	SEK	4,851,700	20,218	—
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	167	12/2019	USD	25,348,930	307,193	—
S&P/TSX 60 Index	9	12/2019	CAD	1,772,820	—	(13,170)
SPI 200 Index	9	12/2019	AUD	1,493,775	—	(2,024)
TOPIX Index	23	12/2019	JPY	383,755,000	267,586	—
Total					665,704	(23,609)

Total return swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
Total return on a portfolio of long and short positions†	AUD BBSW 1-month, HKD HIBOR 1-month, or JPY LIBOR 1-month based on the local currencies of the positions within the swap	Monthly	JPMorgan	01/14/2021	USD	51,096,425	124,946	—	—	—	124,946	—
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	09/15/2020	USD	1,041,356	23,321	3,817	—	—	27,138	—
1-Month USD LIBOR minus 6.268%	Total return on AU Optronics Corp.	Monthly	Macquarie	09/15/2020	USD	296,606	13,600	(487)	—	—	13,113	—
1-Month HKD HIBOR minus 0.500%	Total return on China Resources Beer Holdings Co., Ltd.	Monthly	Macquarie	09/15/2020	HKD	1,479,600	4,249	327	—	—	4,576	—
1-Month USD LIBOR minus 0.500%	Total return on SK Innovation Co., Ltd.	Monthly	Macquarie	09/15/2020	USD	320,903	3,581	193	—	—	3,774	—
1-Month USD LIBOR minus 3.500%	Total return on PT Unilever Indonesia Tbk	Monthly	Macquarie	09/15/2020	USD	215,141	3,099	(124)	—	—	2,975	—
1-Month USD LIBOR minus 5.505%	Total return on Eclat Textile Co., Ltd.	Monthly	Macquarie	09/15/2020	USD	363,759	1,726	(466)	—	—	1,260	—
1-Month USD LIBOR minus 0.500%	Total return on S-Oil Corp.	Monthly	Macquarie	09/15/2020	USD	6,943	279	4	—	—	283	—
1-Month USD LIBOR minus 6.000%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/15/2020	USD	4,073	24	(6)	—	—	18	—
1-Month HKD HIBOR minus 0.894%	Total return on Bank of East Asia Ltd. (The)	Monthly	Macquarie	09/15/2020	HKD	22,680	4	1	—	—	5	—
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Total return swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments	Upfront receipts	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Month USD LIBOR minus 3.500%	Total return on PT Unilever Indonesia Tbk	Monthly	Macquarie	09/15/2020	USD	4,006	(42)	(2)	—	—	—	(44)
Total return on Samsung Electronics Co., Ltd.	1-Month USD LIBOR plus 0.800%	Monthly	Macquarie	09/15/2020	USD	17,533	(201)	61	—	—	—	(140)
1-Month HKD HIBOR minus 0.923%	Total return on Bank of East Asia Ltd. (The)	Monthly	Macquarie	09/15/2020	HKD	1,038,202	(3,428)	57	—	—	—	(3,371)
1-Month USD LIBOR minus 0.500%	Total return on LG Chem Ltd.	Monthly	Macquarie	09/15/2020	USD	132,224	(5,503)	44	—	—	—	(5,459)
1-Month USD LIBOR minus 6.000%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/15/2020	USD	223,629	(5,310)	(344)	—	—	—	(5,654)
1-Month USD LIBOR minus 0.500%	Total return on S-Oil Corp.	Monthly	Macquarie	09/15/2020	USD	368,171	(7,982)	221	—	—	—	(7,761)
Total return on Royal Dutch Shell PLC	1-Month GBP LIBOR plus 0.500%	Monthly	Macquarie	09/15/2020	GBP	493,443	(7,676)	(340)	—	—	—	(8,016)
1-Month USD LIBOR minus 9.822%	Total return on SillaJen, Inc.	Monthly	Macquarie	09/15/2020	USD	37,389	(15,488)	(113)	—	—	—	(15,601)
1-Month HKD HIBOR minus 7.000%	Total return on Semiconductor Manufacturing International Corp.	Monthly	Macquarie	09/15/2020	HKD	4,981,163	(17,988)	(3,786)	—	—	—	(21,774)
1-Month USD LIBOR minus 4.039%	Total return on Celltrion, Inc.	Monthly	Macquarie	09/15/2020	USD	282,293	(29,200)	(211)	—	—	—	(29,411)
1-Month USD LIBOR minus 0.500%	Total return on AmorePacific Corp.	Monthly	Macquarie	09/15/2020	USD	213,492	(63,713)	128	—	—	—	(63,585)
1-Month USD LIBOR minus 1.500%	Total return on Samsung BioLogics Companies, Ltd.	Monthly	Macquarie	09/15/2020	USD	277,184	(65,801)	59	—	—	—	(65,742)
Total return on a portfolio of long and short positions†	FEDEF 1-day, EONIA 1-day, or SONIA 1-day based on the local currencies of the positions within the swap	Monthly	Morgan Stanley International	10/27/2021	USD	156,714,023	457,082	—	—	—	457,082	—
Total							409,579	(967)	—	—	635,170	(226,558)

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
†	By investing in the total return swap contract, the Fund gains exposure to the underlying investments that make up the custom basket/index without having to own the underlying investments directly. The components of the custom basket/index are available on Multi-Manager Directional Alternative Strategies Fund’s page of columbiathreadneedleus.com website.

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Swiss Market Index Dec 19	JPMorgan	12/2019	CHF	306,270	—	—	9,015	—
Swiss Market Index Dec 19	Morgan Stanley International	12/2019	CHF	1,122,990	—	—	22,986	—
Total					—	—	32,001	—
*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $990,058, which represents 0.40% of total net assets.
(d)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(e)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	40,419,610	74,441,730	(88,447,289)	26,414,051	336	—	391,789	26,411,410
Abbreviation Legend
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Currency Legend  (continued)
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	13,758,041	5,196,371	—	18,954,412
Consumer Discretionary	16,951,227	4,708,395	—	21,659,622
Consumer Staples	11,878,989	5,090,595	—	16,969,584
Energy	7,481,193	1,835,549	—	9,316,742
Financials	25,053,466	7,574,585	—	32,628,051
Health Care	16,543,586	3,503,546	—	20,047,132
Industrials	15,630,894	8,415,863	—	24,046,757
Information Technology	25,212,863	4,648,780	—	29,861,643
Materials	6,820,066	6,638,075	—	13,458,141
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Real Estate	7,342,532	307,646	—	7,650,178
Utilities	604,533	5,402,388	—	6,006,921
Total Common Stocks	147,277,390	53,321,793	—	200,599,183
Preferred Stocks
Consumer Discretionary	—	859,270	—	859,270
Consumer Staples	—	110,001	—	110,001
Total Preferred Stocks	—	969,271	—	969,271
Money Market Funds	26,411,410	—	—	26,411,410
Total Investments in Securities	173,688,800	54,291,064	—	227,979,864
Investments in securities sold short
Common Stocks
Communication Services	(2,284,860)	(1,648,232)	—	(3,933,092)
Consumer Discretionary	(7,856,829)	(5,209,939)	—	(13,066,768)
Consumer Staples	(2,105,677)	(881,471)	—	(2,987,148)
Energy	(8,356,060)	(2,182,318)	—	(10,538,378)
Financials	(8,811,114)	(4,689,297)	—	(13,500,411)
Health Care	(8,845,744)	(3,919,150)	—	(12,764,894)
Industrials	(5,520,347)	(5,710,537)	—	(11,230,884)
Information Technology	(8,365,194)	(840,039)	—	(9,205,233)
Materials	(6,783,376)	(7,019,564)	—	(13,802,940)
Real Estate	(1,004,577)	—	—	(1,004,577)
Utilities	(143,522)	(367,278)	—	(510,800)
Total Common Stocks	(60,077,300)	(32,467,825)	—	(92,545,125)
Preferred Stocks
Consumer Staples	—	(274,743)	—	(274,743)
Health Care	—	(228,717)	—	(228,717)
Materials	—	(31,740)	—	(31,740)
Total Preferred Stocks	—	(535,200)	—	(535,200)
Total Investments in Securities Sold Short	(60,077,300)	(33,003,025)	—	(93,080,325)
Total Investments in Securities, Net of Securities Sold Short	113,611,500	21,288,039	—	134,899,539
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	183,306	—	183,306
Futures Contracts	665,704	—	—	665,704
Swap Contracts	—	667,171	—	667,171
Liability
Forward Foreign Currency Exchange Contracts	—	(118,395)	—	(118,395)
Futures Contracts	(23,609)	—	—	(23,609)
Swap Contracts	—	(226,558)	—	(226,558)
Total	114,253,595	21,793,563	—	136,047,158
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Statement of Assets and Liabilities
October 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $183,205,696)	$201,568,454
Affiliated issuers (cost $26,411,410)	26,411,410
Cash	166,609
Foreign currency (cost $313,038)	313,661
Cash collateral held at broker for:
Forward foreign currency exchange contracts	100,000
Swap contracts	10,540,000
Securities sold short	95,677,948
Other(a)	3,240,000
Margin deposits on:
Futures contracts	1,789,987
Unrealized appreciation on forward foreign currency exchange contracts	183,306
Unrealized appreciation on swap contracts	667,171
Receivable for:
Investments sold	1,923,225
Capital shares sold	218,711
Dividends	296,697
Foreign tax reclaims	238,886
Variation margin for futures contracts	15,946
Expense reimbursement due from Investment Manager	794
Prepaid expenses	1,314
Trustees’ deferred compensation plan	20,529
Other assets	2,112
Total assets	343,376,760
Liabilities
Securities sold short, at value (proceeds $91,870,065)	93,080,325
Unrealized depreciation on forward foreign currency exchange contracts	118,395
Unrealized depreciation on swap contracts	226,558
Cash collateral due to broker for:
Foreign forward currency exchange contracts	10,000
Swap contracts	700,103
Payable for:
Investments purchased	1,160,201
Capital shares purchased	395,348
Dividends and interest on securities sold short	41,251
Variation margin for futures contracts	148,543
Management services fees	10,849
Distribution and/or service fees	3
Transfer agent fees	42,604
Compensation of board members	764
Compensation of chief compliance officer	11
Other expenses	150,463
Trustees’ deferred compensation plan	20,529
Total liabilities	96,105,947
Net assets applicable to outstanding capital stock	$247,270,813
Represented by
Paid in capital	236,562,637
Total distributable earnings (loss)	10,708,176
Total - representing net assets applicable to outstanding capital stock	$247,270,813
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	27

Statement of Assets and Liabilities  (continued)
October 31, 2019 (Unaudited)
Class A
Net assets	$497,685
Shares outstanding	72,712
Net asset value per share	$6.84
Institutional Class
Net assets	$246,773,128
Shares outstanding	36,319,590
Net asset value per share	$6.79

(a)	Includes collateral related to forward foreign currency exchange contracts and swap contracts.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Statement of Operations
Six Months Ended October 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$2,513,313
Dividends — affiliated issuers	391,789
Foreign taxes withheld	(120,380)
Total income	2,784,722
Expenses:
Management services fees	2,022,970
Distribution and/or service fees
Class A	645
Transfer agent fees
Class A	556
Institutional Class	275,466
Compensation of board members	9,129
Custodian fees	65,815
Printing and postage fees	30,179
Registration fees	25,327
Audit fees	23,701
Legal fees	2,842
Interest on collateral	1,948
Dividends and interest on securities sold short	294,129
Compensation of chief compliance officer	50
Other	7,499
Total expenses	2,760,256
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(84,466)
Total net expenses	2,675,790
Net investment income	108,932
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,658,363
Investments — affiliated issuers	336
Foreign currency translations	(93,480)
Forward foreign currency exchange contracts	(167,028)
Futures contracts	2,634,572
Securities sold short	(2,332,740)
Swap contracts	(1,801,271)
Net realized gain	898,752
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,301,511)
Foreign currency translations	214,726
Forward foreign currency exchange contracts	197,761
Futures contracts	(1,100,050)
Securities sold short	2,767,771
Swap contracts	(81,458)
Net change in unrealized appreciation (depreciation)	(302,761)
Net realized and unrealized gain	595,991
Net increase in net assets resulting from operations	$704,923
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	29

Statement of Changes in Net Assets
	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations
Net investment income (loss)	$108,932	$(288,549)
Net realized gain (loss)	898,752	(10,219,048)
Net change in unrealized appreciation (depreciation)	(302,761)	(6,624,371)
Net increase (decrease) in net assets resulting from operations	704,923	(17,131,968)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(189,050)
Institutional Class	—	(83,603,094)
Total distributions to shareholders	—	(83,792,144)
Increase (decrease) in net assets from capital stock activity	(5,961,171)	61,979,998
Total decrease in net assets	(5,256,248)	(38,944,114)
Net assets at beginning of period	252,527,061	291,471,175
Net assets at end of period	$247,270,813	$252,527,061

	Six Months Ended		Year Ended
	October 31, 2019 (Unaudited)		April 30, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Distributions reinvested	—	—	29,324	188,262
Redemptions	(7,948)	(53,171)	(22,791)	(209,098)
Net increase (decrease)	(7,948)	(53,171)	6,533	(20,836)
Institutional Class
Subscriptions	3,100,599	20,743,999	4,880,707	44,234,851
Distributions reinvested	—	—	13,082,815	83,599,187
Redemptions	(3,967,880)	(26,651,999)	(7,630,906)	(65,833,204)
Net increase (decrease)	(867,281)	(5,908,000)	10,332,616	62,000,834
Total net increase (decrease)	(875,229)	(5,961,171)	10,339,149	61,979,998
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

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Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	31

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 10/31/2019 (Unaudited)	$6.83	(0.01)	0.02	0.01	—	—	—
Year Ended 4/30/2019	$10.86	(0.03)	(0.78)	(0.81)	(0.05)	(3.17)	(3.22)
Year Ended 4/30/2018	$10.62	(0.11)	0.91	0.80	(0.13)	(0.43)	(0.56)
Year Ended 4/30/2017(g)	$10.00	(0.07)	0.70	0.63	(0.01)	—	(0.01)
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$6.78	0.00(h)	0.01	0.01	—	—	—
Year Ended 4/30/2019	$10.82	(0.01)	(0.80)	(0.81)	(0.06)	(3.17)	(3.23)
Year Ended 4/30/2018	$10.60	(0.09)	0.92	0.83	(0.18)	(0.43)	(0.61)
Year Ended 4/30/2017(i)	$10.25	(0.01)	0.36	0.35	—	—	—

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include dividends and interest on securities sold short. If dividends and interest on securities sold short had been excluded, annualized expenses would have been lower by:

Class	10/31/2019	4/30/2019	4/30/2018	4/30/2017
Class A	0.24%	0.20%	0.47%	0.54%
Institutional Class	0.23%	0.19%	0.40%	0.46%

(e)	Ratios include interest on collateral expense which is less than 0.01%.
(f)	Ratios include interfund lending expense which is less than 0.01%.
(g)	Class A shares commenced operations on October 17, 2016. Per share data and total return reflect activity from that date.
(h)	Rounds to zero.
(i)	Institutional Class shares commenced operations on January 3, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2019 (Unaudited)	$6.84	0.15%	2.44%(c),(d),(e)	2.37%(c),(d),(e)	(0.15%)(c)	78%	$498
Year Ended 4/30/2019	$6.83	(5.55%)	2.42%(d),(e),(f)	2.38%(d),(e),(f)	(0.38%)	48%	$551
Year Ended 4/30/2018	$10.86	7.46%	2.61%(d)	2.61%(d)	(0.98%)	158%	$805
Year Ended 4/30/2017(g)	$10.62	6.27%	2.82%(c),(d)	2.81%(c),(d)	(1.32%)(c)	100%	$1,939
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$6.79	0.15%	2.19%(c),(d),(e)	2.12%(c),(d),(e)	0.09%(c)	78%	$246,773
Year Ended 4/30/2019	$6.78	(5.65%)	2.16%(d),(e),(f)	2.12%(d),(e),(f)	(0.11%)	48%	$251,976
Year Ended 4/30/2018	$10.82	7.67%	2.36%(d)	2.36%(d)	(0.83%)	158%	$290,666
Year Ended 4/30/2017(i)	$10.60	3.41%	2.49%(c),(d)	2.29%(c),(d)	(0.05%)(c)	100%	$1,049,952
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	33

Notes to Financial Statements
October 31, 2019 (Unaudited)
Note 1. Organization
Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers each of the share classes listed in the Statement of Assets and Liabilities which are not subject to any front-end sales charge or contingent deferred sales charge. Effective at start of business on January 27, 2020, Class A shares will merge, in a tax-free transaction, into Institutional Class shares and Class A shares will no longer be offered for sale.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
34	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	35

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
36	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Total return basket swap contracts
The Fund entered into total return basket swap transactions. These instruments allow the Fund to manage exposure to a custom basket of securities and foreign markets (both long and short exposures) without owning or taking physical custody of such securities. Under the terms of the contract, payments made by the Fund or the counterparty are based on the total return of the reference assets within the basket in return for a specified interest rate. The contract allows the Investment Manager of the Fund to alter the composition of the custom basket by trading in and out of the notional reference security positions at its discretion.
The total return basket swap is valued daily, and the change in value is recorded as unrealized appreciation (depreciation). The swap resets monthly at which time the Fund settles in cash with the counterparty. Payments received (or made) by the Fund are recorded as realized gains (losses). Total return basket swaps are subject to the risk associated with the investment in the reference securities within the basket. The risk in the case of short swaps transactions is unlimited based on the potential for unlimited increases in the market value of the reference securities in the basket. The risk may be offset if the Fund holds any of the reference securities. The risk in the case of long swap transactions is limited to the current notional amount of the swap.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	37

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Total return swap contracts
The Fund entered into total return swap contracts to manage long or short exposure to the total return on a specified reference security in return for periodic payments based on a fixed or variable interest rate. These instruments may be used for other purposes in future periods. Total return swap contracts may be used to obtain exposure to an underlying reference security, instrument, or other asset or index or market without owning, taking physical custody of, or short selling any such security, instrument or asset in a market.
Total return swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time the Fund will realize a gain (loss). Periodic payments received (or made) by the Fund over the term of the contract are recorded as realized gains (losses). Total return swap contracts are subject to the risk associated with the investment in the underlying reference security, instrument or asset. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference security, instrument or asset. This risk may be offset if the Fund holds any of the underlying reference security, instrument or asset. The risk in the case of long total return swap contracts is limited to the current notional amount of the total return swap contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	665,704*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	667,171*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	183,306
Total		1,516,181

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	23,609*
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	226,558*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	118,395
Total		368,562

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
38	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	2,634,572	(1,801,271)	833,301
Foreign exchange risk	(167,028)	—	—	(167,028)
Total	(167,028)	2,634,572	(1,801,271)	666,273

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Equity risk	—	(1,100,050)	(81,458)	(1,181,508)
Foreign exchange risk	197,761	—	—	197,761
Total	197,761	(1,100,050)	(81,458)	(983,747)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2019:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	39,127,301*

Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	168,012*	(160,366)*
Total return swap contracts	394,627*	(625,546)*

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2019.
Short sales
The Fund may sell a security it does not own in anticipation of a decline in the fair value of the security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund is required to maintain a margin account with the broker and to pledge assets to the broker as collateral for the borrowed security. Securities pledged as collateral are designated in the Portfolio of Investments. In addition, cash collateral is recorded as cash collateral held at broker in the Statement of Assets and Liabilities. The Fund can purchase the same security at the current market price and deliver it to the broker to close out the short sale. The Fund is obligated to pay the broker a fee for borrowing the security and may receive rebate income from the investment of collateral. The net amount of income or fees is included in "Interest income" (for net income received) or “Dividends and interest on securities sold short” (for net expense) in the Statement of Operations. A short position is reported as a liability at fair value in the Statement of Assets and Liabilities. The Fund must also pay the broker for any dividends accrued (recognized on ex-date) on the borrowed security. This amount is recorded as an expense in the Statement of Operations. The Fund will record a gain if the security declines in value, and will realize a loss if the security appreciates. Such gain, limited to the price at which the Fund sold the security short, or such loss, potentially unlimited in size because the short position loses value as the market price of the security sold short increases, will be recognized upon the termination of a short sale.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2019:
	Citi ($)	JPMorgan (a) ($)	JPMorgan (a)($)	Morgan Stanley ($)	Morgan Stanley International ($)	Total ($)
Assets
Forward foreign currency exchange contracts	91,657	91,649	-	-	-	183,306
OTC total return swap contracts (b)	-	124,946	53,142	-	457,082	635,170
OTC total return swap contracts on futures (b)	-	9,015	-	-	22,986	32,001
Total assets	91,657	225,610	53,142	-	480,068	850,477
Liabilities
Forward foreign currency exchange contracts	59,193	59,202	-	-	-	118,395
OTC total return swap contracts (b)	-	-	226,558	-	-	226,558
Securities borrowed	-	33,207,931	-	59,872,394	-	93,080,325
Total liabilities	59,193	33,267,133	226,558	59,872,394	-	93,425,278
Total financial and derivative net assets	32,464	(33,041,523)	(173,416)	(59,872,394)	480,068	(92,574,801)
Total collateral received (pledged) (c)	-	(33,041,523)	(173,416)	(59,872,394)	-	(93,087,333)
Net amount (d)	32,464	-	-	-	480,068	512,532

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(c)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(d)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
40	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	41

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of their portion of the Fund. The management services fee is equal to 1.60% of the Fund’s daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Boston Partners Global Investors, Inc., AQR Capital Management, LLC and Wells Capital Management Incorporated, each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination, subject to the oversight of the Fund’s Board of Trustees. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
42	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
For the six months ended October 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.22
Institutional Class	0.22
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
The Fund may pay distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares, provided that the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2019 through August 31, 2020	Prior to September 1, 2019
Class A	2.09%	2.16%
Institutional Class	1.84	1.91
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
117,747,000	31,575,000	(13,275,000)	18,300,000
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	43

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at April 30, 2019 as arising on May 1, 2019.
Late year ordinary losses ($)	Post-October capital losses ($)
3,871,219	452,604
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $222,454,665 and $222,142,037, respectively, for the six months ended October 31, 2019. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in
44	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2019.
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Non-diversification risk
A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of a more diversified fund.
Shareholder concentration risk
At October 31, 2019, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Short selling risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	45

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
46	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

 Board Consideration and Approval of Managementand Subadvisory Agreements
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreements (the Subadvisory Agreements) between the Investment Manager and AQR Capital Management, LLC, Boston Partners Global Investors, Inc. and Wells Capital Management Incorporated (the Subadvisers) with respect to Multi-Manager Directional Alternative Strategies Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreements (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreements, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreements. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreements. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreements for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by the Investment Manager, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the Investment Manager;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreements;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadvisers under the Agreements, including portfolio management and portfolio trading practices;
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	47

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadvisers, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadvisers with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadvisers’ compliance systems by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadvisers and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadvisers’ investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadvisers, which included consideration of the Investment Manager’s and the Subadvisers’ experience with funds using an investment strategy similar to that used by the Investment Manager and the Subadvisers for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that, based on information provided by the Investment Manager, the Board had approved each Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on each Subadviser’s compliance program.
The Committee and the Board considered the diligence and selection process undertaken by the Investment Manager to select each Subadviser, including the Investment Manager’s rationale for recommending the continuation of the Subadvisory Agreements, and the process for monitoring each Subadviser’s ongoing performance of services for the Fund. As part of these deliberations, the Committee and the Board considered the ability of the Investment Manager, subject to the approval of the Board, to modify or enter into new subadvisory agreements without a shareholder vote pursuant to an exemptive order of the Securities and Exchange Commission. The Committee and the Board also considered the scope of services provided to the Fund by the Investment Manager that are distinct from and in addition to those provided by the Subadvisers, including cash flow management, treasury services, risk oversight, investment oversight and Subadviser selection, oversight and transition management. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreements.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the Investment Manager, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the Investment Manager’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the
48	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the ninetieth percentile (where the best performance would be in the first percentile) of its category selected by the Investment Manager for the purposes of performance comparisons for the one-year period.
The Committee and the Board also considered the Investment Manager’s and Subadvisers’ performance and reputation generally, the Investment Manager’s evaluation of each Subadviser’s contribution to the Fund’s broader investment mandate, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadvisers were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreements.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreements, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the Investment Manager and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, the Fund’s actual management fee and net total expense ratio were both ranked in the fourth quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the Investment Manager for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadvisers charge to their other clients, to the extent publicly available, and noted that the Investment Manager pays the fees of the Subadvisers. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreements.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	49

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including with respect to funds for which unaffiliated subadvisers provide services, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreements were negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadvisers thereunder, the Committee and the Board did not consider the profitability to each Subadviser from its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.
The Committee and the Board noted that the breakpoints, if any, in the Subadvisory Agreements did not occur at the same levels as the breakpoints in the Management Agreement. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreements. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreements.
Other benefits to the Investment Manager and Subadvisers
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund. The Committee and the Board also considered the benefits of research made available to the Investment
50	Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Manager and the Subadvisers by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreements. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreements.
Multi-Manager Directional Alternative Strategies Fund | Semiannual Report 2019	51

Multi-Manager Directional Alternative Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR284_04_J01_(12/19)

SemiAnnual Report
October 31, 2019
Columbia Total Return Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Total Return Bond Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Total Return Bond Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation.
Portfolio management
Jason Callan
Lead Portfolio Manager
Managed Fund since 2016
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended October 31, 2019)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	07/31/00	5.45	11.56	3.56	4.15
	Including sales charges		2.29	8.21	2.94	3.83
Advisor Class*		11/08/12	5.59	11.85	3.81	4.41
Class C	Excluding sales charges	02/01/02	5.06	10.73	2.79	3.45
	Including sales charges		4.06	9.73	2.79	3.45
Institutional Class		12/05/78	5.59	11.71	3.79	4.41
Institutional 2 Class*		11/08/12	5.63	11.95	3.88	4.46
Institutional 3 Class*		11/08/12	5.65	11.86	3.91	4.49
Class R		01/23/06	5.32	11.29	3.28	3.89
Bloomberg Barclays U.S. Aggregate Bond Index			5.71	11.51	3.24	3.73
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Aggregate Bond Index, is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Total Return Bond Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at October 31, 2019)
Asset-Backed Securities — Non-Agency	15.7
Commercial Mortgage-Backed Securities - Agency	1.5
Commercial Mortgage-Backed Securities - Non-Agency	7.5
Common Stocks	0.0(a)
Corporate Bonds & Notes	18.2
Foreign Government Obligations	1.5
Money Market Funds	3.0
Municipal Bonds	0.1
Options Purchased Calls	0.1
Residential Mortgage-Backed Securities - Agency	29.6
Residential Mortgage-Backed Securities - Non-Agency	22.2
Senior Loans	0.1
U.S. Treasury Obligations	0.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments including options purchased and excluding all other investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at October 31, 2019)
AAA rating	37.9
AA rating	9.9
A rating	8.3
BBB rating	18.8
BB rating	4.2
B rating	2.2
CCC rating	0.6
Not rated	18.1
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Market exposure through derivatives investments (% of notional exposure) (at October 31, 2019)(a)
	Long	Short	Net
Fixed Income Derivative Contracts	444.2	(332.4)	111.8
Foreign Currency Derivative Contracts	—	(11.8)	(11.8)
Total Notional Market Value of Derivative Contracts	444.2	(344.2)	100.0
(a) The Fund has market exposure (long and/or short) to fixed income and equity asset classes and foreign currency through its investments in derivatives. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in individual markets. For a description of the Fund’s investments in derivatives, see Investments in derivatives following the Portfolio of Investments, and Note 2 of the Notes to Financial Statements.

4	Columbia Total Return Bond Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2019 — October 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,054.50	1,021.37	3.87	3.81	0.75
Advisor Class	1,000.00	1,000.00	1,055.90	1,022.62	2.58	2.54	0.50
Class C	1,000.00	1,000.00	1,050.60	1,017.60	7.73	7.61	1.50
Institutional Class	1,000.00	1,000.00	1,055.90	1,022.62	2.58	2.54	0.50
Institutional 2 Class	1,000.00	1,000.00	1,056.30	1,023.03	2.17	2.14	0.42
Institutional 3 Class	1,000.00	1,000.00	1,056.50	1,023.28	1.91	1.88	0.37
Class R	1,000.00	1,000.00	1,053.20	1,020.11	5.16	5.08	1.00
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Total Return Bond Fund | Semiannual Report 2019	5

Portfolio of Investments
October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 19.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2018-3 Class C
10/15/2024	3.750%	2,600,000	2,623,693
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.551%	4,000,000	3,726,428
ARES XLVI CLO Ltd.(a),(b)
Series 2017-46A Class B1
3-month USD LIBOR + 1.350% 01/15/2030	3.351%	7,780,000	7,629,161
Avant Loans Funding Trust(a)
Series 2018-B Class A
01/18/2022	3.420%	4,259,156	4,269,977
Series 2019-A Class A
07/15/2022	3.480%	6,422,845	6,453,320
Series 2019-B Class A
10/15/2026	2.720%	9,821,227	9,833,610
Subordinated Series 2018-B Class B
07/15/2022	4.110%	14,400,000	14,537,172
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month USD LIBOR + 1.400% 01/20/2030	3.366%	11,810,000	11,524,576
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month USD LIBOR + 1.600% 04/30/2031	3.536%	9,300,000	9,192,185
CLUB Credit Trust(a)
Series 2018-P3 Class A
01/15/2026	3.820%	4,867,684	4,916,847
Subordinated Series 2017-P2 Class B
01/15/2024	3.560%	5,250,000	5,272,254
Conn’s Receivables Funding LLC(a)
Series 2018-A Class A
01/15/2023	3.250%	1,643,576	1,650,100
Subordinated Series 2017-B Class B
04/15/2021	4.520%	239,270	239,446
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	7,169,435	7,215,410
Series 2019-A Class B
04/15/2026	4.010%	3,000,000	3,043,902
Consumer Loan Underlying Bond Credit Trust(a)
Series 2018-P2 Class A
10/15/2025	3.470%	3,017,759	3,034,597
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2017-NP2 Class C
01/16/2024	4.870%	3,213,425	3,231,354
Credit Suisse ABS Trust(a)
Series 2018-LD1 Class A
07/25/2024	3.420%	517,722	517,921
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	4,800,000	4,855,608
Dryden 57 CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month USD LIBOR + 1.350% Floor 1.350% 05/15/2031	3.508%	7,000,000	6,882,729
DT Auto Owner Trust(a)
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	3,200,000	3,261,191
Subordinated Series 2018-3A Class D
07/15/2024	4.190%	9,900,000	10,289,430
ENVA LLC(a)
Series 2019-A Class A
06/22/2026	3.960%	4,700,000	4,700,545
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	4,300,000	4,279,348
GLS Auto Receivables Issuer Trust(a),(c)
Subordinated Series 2019-4A Class C
08/15/2025	3.060%	1,900,000	1,899,727
Goldentree Loan Opportunities XI Ltd.(a),(b)
Series 2015-11A Class BR2
3-month USD LIBOR + 1.350% 01/18/2031	3.353%	5,000,000	4,905,620
LendingClub Receivables Trust(a)
Series 2019-1 Class A
07/17/2045	4.000%	7,514,470	7,541,983
Series 2019-2 Class A
08/15/2025	4.000%	8,678,199	8,695,415
Series 2019-3 Class A
10/15/2025	3.750%	8,957,658	8,943,982
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month USD LIBOR + 1.750% 10/20/2029	3.926%	9,875,000	9,748,877
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month USD LIBOR + 1.350% 04/20/2030	3.316%	21,000,000	20,567,505
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXII Ltd.(a),(b)
Series 2018-32A Class C
3-month USD LIBOR + 2.900% Floor 2.900% 01/22/2031	4.853%	6,000,000	6,008,604
Marlette Funding Trust(a)
Series 2018-1A Class B
03/15/2028	3.190%	8,000,000	8,007,934
Series 2019-1A Class B
04/16/2029	3.940%	4,800,000	4,927,257
Morgan Stanley Resecuritization Pass-Through Trust(a),(d)
Series 2018-SC1 Class B
09/18/2023	1.000%	3,521,105	3,485,894
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.400% Floor 1.400% 01/20/2031	3.366%	9,350,000	9,143,702
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month USD LIBOR + 1.450% Floor 1.450% 01/22/2030	3.403%	22,000,000	21,521,456
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	9.203%	1,000,000	926,732
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month USD LIBOR + 1.150% 01/20/2031	3.116%	12,900,000	12,882,662
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.416%	11,475,000	11,324,425
Pagaya AI Debt Selection Trust(a),(d)
Series 2019-1 Class A
06/15/2026	3.690%	7,494,724	7,546,250
Series 2019-3 Class A
11/16/2026	3.821%	10,300,000	10,325,750
Pagaya AI Debt Selection Trust(a)
Series 2019-2 Class A2A
09/15/2026	3.929%	4,650,516	4,691,037
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	7,560,920	7,584,055
Series 2018-1A Class C
06/17/2024	4.870%	5,500,000	5,572,935
Series 2019-1A Class A
04/15/2025	3.540%	2,600,402	2,613,337
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-2A Class A
09/15/2025	3.200%	1,688,900	1,693,737
Series 2019-3A Class A
07/15/2025	3.190%	14,313,173	14,384,441
Series 2019-3A Class B
07/15/2025	3.590%	2,500,000	2,517,849
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	1,655,908	1,680,784
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	3,264,287	3,298,856
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	12,000,000	12,235,675
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	3.401%	14,625,000	14,322,745
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A1
02/25/2027	2.550%	370,406	370,353
Series 2018-1 Class A2
02/25/2027	3.140%	5,200,000	5,232,926
Series 2018-2 Class A1
04/26/2027	2.930%	567,856	568,350
SoFi Professional Loan Program LLC(a),(d),(e),(f),(g)
Series 2015-D Class RC
10/26/2037	0.000%	2	514,429
Series 2016-A Class RIO
01/25/2038	0.000%	3	476,466
Series 2016-A Class RPO
01/25/2038	0.000%	4	1,191,570
Series 2017-A Class R
03/26/2040	0.000%	12,500	528,125
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month USD LIBOR + 1.370% Floor 1.370% 01/15/2030	3.371%	5,828,571	5,724,211
Voya Ltd.(a),(b)
Series 2012-4A Class A1R
3-month USD LIBOR + 1.450% 10/15/2028	3.451%	10,000,000	10,005,340
Westlake Automobile Receivables Trust(a)
Subordinated Series 2019-3A Class D
11/15/2024	2.720%	6,800,000	6,812,235
Total Asset-Backed Securities — Non-Agency (Cost $397,502,368)			393,604,035

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency 1.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(h)
Series 2017-K070 Class A2
11/25/2027	3.303%	6,745,000	7,297,988
Federal National Mortgage Association(h)
Series 2017-M15 Class ATS2
11/25/2027	3.136%	22,600,000	23,796,010
FRESB Mortgage Trust(h)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	6,789,927	7,064,356
Total Commercial Mortgage-Backed Securities - Agency (Cost $36,553,085)			38,158,354

Commercial Mortgage-Backed Securities - Non-Agency 9.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR3 Class A
12/17/2036	3.678%	1,461,956	1,519,644
Series 2015-SFR2 Class A
10/17/2045	3.732%	11,938,331	12,699,292
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month USD LIBOR + 1.950% Floor 1.950% 04/15/2036	3.864%	7,730,000	7,749,404
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	4.171%	4,790,000	4,790,037
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	3.814%	7,700,000	7,719,221
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	3.714%	3,100,000	3,101,932
Series 2018-PRME Class E
1-month USD LIBOR + 2.400% Floor 2.400% 06/15/2035	4.314%	3,000,000	3,017,932
BX Trust(a),(b)
Series 2018-GW Class F
1-month USD LIBOR + 2.420% Floor 2.420% 05/15/2035	4.334%	4,400,000	4,421,905
Series 2019-ATL Class C
1-month USD LIBOR + 1.587% Cap 1.587% 10/15/2036	3.587%	4,361,000	4,361,031
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-ATL Class D
1-month USD LIBOR + 1.887% Floor 1.887% 10/15/2036	3.887%	3,801,000	3,801,028
CHT 2017-COSMO Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	3.414%	5,000,000	5,000,002
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	4.914%	11,500,000	11,514,505
Citigroup Commercial Mortgage Trust
Series 2015-GC29 Class A3
04/10/2048	2.935%	2,215,000	2,292,767
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,653,381	1,706,233
Cosmopolitan Hotel Mortgage Trust(a),(b)
Subordinated Series 2017-CSMO Class F
1-month USD LIBOR + 3.741% Floor 3.800% 11/15/2036	5.655%	1,896,000	1,899,553
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	1,800,000	1,790,401
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	8,285,000	7,861,697
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	5,800,000	5,310,712
Hilton U.S.A. Trust(a),(h)
Series 2016-HHV Class F
11/05/2038	4.194%	2,500,000	2,537,599
Hilton U.S.A. Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	4,700,000	4,707,579
Independence Plaza Trust(a)
Series 2018-INDP Class B
07/10/2035	3.911%	4,500,000	4,716,768
Invitation Homes Trust(a),(b)
Series 2018-SFR2 Class A
1-month USD LIBOR + 0.900% Floor 0.800% 06/17/2037	2.814%	14,029,042	14,022,042
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	2.928%	11,555,203	11,552,408

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	4,300,000	4,600,503
Series 2014-C26 Class A3
01/15/2048	3.231%	765,000	800,516
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	2,340,000	2,515,723
Progress Residential Trust(a)
Series 2017-SFR1 Class A
08/17/2034	2.768%	4,403,875	4,430,275
Series 2018-SF3 Class A
10/17/2035	3.880%	5,321,655	5,482,648
Series 2018-SFR1 Class A
03/17/2035	3.255%	9,029,012	9,081,857
Series 2018-SFR2 Class A
08/17/2035	3.712%	6,755,000	6,910,370
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,265,000	5,446,816
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	4.014%	7,200,000	7,227,183
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month USD LIBOR + 1.250% Floor 1.250% 02/15/2032	3.164%	4,800,000	4,800,360
Series 2018-NYCH Class E
1-month USD LIBOR + 2.900% Floor 3.200% 02/15/2032	4.814%	7,587,000	7,623,007
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,550,000	2,597,912
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $186,669,362)			189,610,862

Common Stocks 0.0%
Issuer	Shares	Value ($)
Financials 0.0%
Insurance 0.0%
Mr. Cooper Group, Inc.(i)	4,518	57,830
WMI Holdings Corp. Escrow(d),(f),(i),(j)	2,725	—
Total		57,830
Total Financials		57,830
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 0.0%
Airlines 0.0%
United Airlines Holdings, Inc.(i)	1,493	135,624
Total Industrials		135,624
Total Common Stocks (Cost $1,511,077)		193,454

Corporate Bonds & Notes 22.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
Bombardier, Inc.(a)
10/15/2022	6.000%	33,000	32,183
12/01/2024	7.500%	164,000	159,170
03/15/2025	7.500%	52,000	49,729
04/15/2027	7.875%	34,000	31,999
Northrop Grumman Corp.
01/15/2025	2.930%	5,840,000	6,043,139
01/15/2028	3.250%	5,435,000	5,692,336
TransDigm, Inc.(a)
03/15/2026	6.250%	502,000	537,754
TransDigm, Inc.
06/15/2026	6.375%	627,000	653,310
03/15/2027	7.500%	73,000	78,482
TransDigm, Inc.(a),(c)
11/15/2027	5.500%	276,000	275,010
Total			13,553,112
Automotive 0.5%
Delphi Technologies PLC(a)
10/01/2025	5.000%	74,000	64,218
Ford Motor Co.
01/15/2043	4.750%	5,530,000	4,826,153
Ford Motor Credit Co. LLC
11/02/2020	2.343%	4,580,000	4,564,451
IAA Spinco, Inc.(a)
06/15/2027	5.500%	33,000	35,395
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	55,000	58,203
05/15/2027	8.500%	93,000	93,695
Total			9,642,115
Banking 1.6%
Ally Financial, Inc.
11/01/2031	8.000%	140,000	195,257
Bank of America Corp.(k)
01/20/2028	3.824%	6,000,000	6,468,780

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BBVA Bancomer SA(a),(k)
Subordinated
11/12/2029	5.350%	1,405,000	1,416,883
Capital One Financial Corp.
05/12/2020	2.500%	5,505,000	5,516,682
Goldman Sachs Group, Inc. (The)(k)
05/01/2029	4.223%	3,955,000	4,325,069
JPMorgan Chase & Co.(k)
10/15/2030	2.739%	2,900,000	2,890,050
Morgan Stanley(k)
01/23/2030	4.431%	3,234,000	3,645,032
Washington Mutual Bank(d),(f),(l)
Subordinated
01/15/2015	0.000%	27,379,000	41,069
Wells Fargo & Co.
01/30/2020	2.150%	4,555,000	4,556,954
10/23/2026	3.000%	3,855,000	3,963,973
Total			33,019,749
Brokerage/Asset Managers/Exchanges 0.0%
NFP Corp.(a)
07/15/2025	6.875%	225,000	221,770
Building Materials 0.2%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	348,000	359,010
05/15/2026	5.875%	200,000	210,195
01/15/2028	4.000%	127,000	126,714
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	347,000	341,322
11/15/2026	4.500%	84,000	85,675
Cemex SAB de CV(a)
04/16/2026	7.750%	2,465,000	2,667,529
Core & Main LP(a)
08/15/2025	6.125%	170,000	173,216
James Hardie International Finance DAC(a)
01/15/2025	4.750%	275,000	284,595
Total			4,248,256
Cable and Satellite 0.4%
CCO Holdings LLC/Capital Corp.
02/15/2023	5.125%	80,000	81,419
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.875%	834,000	885,684
06/01/2029	5.375%	233,000	248,693
03/01/2030	4.750%	403,000	410,993
Charter Communications Operating LLC/Capital
03/01/2050	4.800%	2,835,000	2,906,666
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
10/15/2025	6.625%	295,000	314,274
05/15/2026	5.500%	480,000	506,931
02/01/2028	5.375%	329,000	348,493
04/01/2028	7.500%	68,000	76,740
02/01/2029	6.500%	291,000	325,548
01/15/2030	5.750%	93,000	97,677
DISH DBS Corp.
07/01/2026	7.750%	531,000	536,460
Intelsat Jackson Holdings SA
08/01/2023	5.500%	60,000	56,079
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	173,000	174,316
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	91,000	92,828
02/15/2025	6.625%	164,000	166,425
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	69,000	72,129
04/15/2025	5.375%	295,000	307,107
Viasat, Inc.(a)
04/15/2027	5.625%	55,000	58,007
Virgin Media Finance PLC(a)
01/15/2025	5.750%	123,000	126,857
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	17,000	17,932
05/15/2029	5.500%	81,000	86,063
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	335,000	352,031
Ziggo BV(a)
01/15/2027	5.500%	247,000	260,118
Total			8,509,470
Chemicals 0.3%
Alpha 2 BV(a),(m)
06/01/2023	8.750%	186,000	183,398
Angus Chemical Co.(a)
02/15/2023	8.750%	165,000	165,172
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	185,000	186,210
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	183,000	189,949
CF Industries, Inc.
03/15/2034	5.150%	43,000	45,676
03/15/2044	5.375%	20,000	20,514
Chemours Co. (The)
05/15/2023	6.625%	78,000	77,649
05/15/2027	5.375%	30,000	26,696
INEOS Group Holdings SA(a)
08/01/2024	5.625%	216,000	221,260

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LYB International Finance III LLC
10/15/2049	4.200%	1,445,000	1,450,916
Phosagro OAO Via Phosagro Bond Funding DAC(a)
11/03/2021	3.950%	611,000	625,401
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	345,000	360,611
PQ Corp.(a)
11/15/2022	6.750%	331,000	342,601
12/15/2025	5.750%	236,000	244,404
Sasol Financing International Ltd.
11/14/2022	4.500%	971,000	1,002,676
Sasol Financing USA LLC
03/27/2024	5.875%	971,000	1,047,135
SPCM SA(a)
09/15/2025	4.875%	82,000	84,829
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	349,000	350,709
Total			6,625,806
Construction Machinery 0.0%
H&E Equipment Services, Inc.
09/01/2025	5.625%	106,000	111,407
Herc Holdings, Inc.(a)
07/15/2027	5.500%	129,000	134,778
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	126,000	131,567
United Rentals North America, Inc.
09/15/2026	5.875%	356,000	377,742
12/15/2026	6.500%	110,000	119,172
05/15/2027	5.500%	70,000	73,938
United Rentals North America, Inc.(c)
11/15/2027	3.875%	42,000	42,471
Total			991,075
Consumer Cyclical Services 0.0%
APX Group, Inc.
12/01/2022	7.875%	250,000	249,632
09/01/2023	7.625%	155,000	136,953
APX Group, Inc.(a)
11/01/2024	8.500%	94,000	93,439
frontdoor, Inc.(a)
08/15/2026	6.750%	62,000	67,894
Uber Technologies, Inc.(a)
11/01/2023	7.500%	152,000	154,840
Total			702,758
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Products 0.1%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	87,000	92,726
01/15/2027	7.750%	111,000	122,850
Mattel, Inc.(a)
12/31/2025	6.750%	92,000	96,308
Mattel, Inc.
11/01/2041	5.450%	28,000	22,389
Prestige Brands, Inc.(a)
03/01/2024	6.375%	280,000	292,156
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	45,000	47,517
Scotts Miracle-Gro Co. (The)(a)
10/15/2029	4.500%	75,000	75,384
Spectrum Brands, Inc.
07/15/2025	5.750%	202,000	210,955
Valvoline, Inc.
07/15/2024	5.500%	113,000	117,506
Total			1,077,791
Diversified Manufacturing 0.4%
CFX Escrow Corp.(a)
02/15/2024	6.000%	38,000	40,429
02/15/2026	6.375%	46,000	49,804
Gates Global LLC/Co.(a)
07/15/2022	6.000%	285,000	284,632
MTS Systems Corp.(a)
08/15/2027	5.750%	29,000	30,428
Resideo Funding, Inc.(a)
11/01/2026	6.125%	112,000	112,827
SPX FLOW, Inc.(a)
08/15/2024	5.625%	116,000	120,801
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	63,000	67,694
United Technologies Corp.
11/16/2028	4.125%	6,000,000	6,807,366
WESCO Distribution, Inc.
06/15/2024	5.375%	160,000	165,600
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	74,000	77,947
Total			7,757,528
Electric 3.3%
AES Corp. (The)
03/15/2023	4.500%	342,000	351,118
09/01/2027	5.125%	117,000	125,675

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Appalachian Power Co.
05/15/2044	4.400%	4,635,000	5,387,140
Calpine Corp.
01/15/2025	5.750%	60,000	61,568
Calpine Corp.(a)
06/01/2026	5.250%	195,000	202,701
Clearway Energy Operating LLC
08/15/2024	5.375%	382,000	387,799
10/15/2025	5.750%	151,000	155,047
CMS Energy Corp.
03/01/2024	3.875%	2,005,000	2,114,547
11/15/2025	3.600%	260,000	273,912
02/15/2027	2.950%	285,000	289,537
03/31/2043	4.700%	230,000	260,826
Consolidated Edison Co. of New York, Inc.
06/15/2047	3.875%	4,570,000	5,013,674
DTE Energy Co.
10/01/2026	2.850%	7,942,000	8,060,018
Duke Energy Corp.
09/01/2046	3.750%	3,345,000	3,476,766
06/15/2049	4.200%	3,760,000	4,204,631
Emera U.S. Finance LP
06/15/2046	4.750%	6,290,000	7,414,897
Indiana Michigan Power Co.
07/01/2047	3.750%	993,000	1,076,181
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	81,000	83,571
09/15/2027	4.500%	240,000	246,094
NRG Energy, Inc.
01/15/2027	6.625%	295,000	320,758
01/15/2028	5.750%	15,000	16,331
NRG Energy, Inc.(a)
06/15/2029	5.250%	70,000	75,684
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	180,000	185,396
Southern Co. (The)
07/01/2026	3.250%	6,293,000	6,569,766
07/01/2036	4.250%	1,275,000	1,390,654
07/01/2046	4.400%	5,338,000	6,029,634
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	152,000	160,715
01/15/2030	4.750%	124,000	128,180
Vistra Energy Corp.
11/01/2024	7.625%	29,000	30,106
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	68,000	71,894
02/15/2027	5.625%	209,000	222,619
07/31/2027	5.000%	107,000	110,791
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEC Energy Group, Inc.
06/15/2025	3.550%	700,000	746,390
Xcel Energy, Inc.
06/01/2025	3.300%	3,165,000	3,314,046
12/01/2026	3.350%	4,750,000	5,001,527
06/15/2028	4.000%	4,510,000	4,975,987
Total			68,536,180
Environmental 0.0%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	45,000	46,989
07/15/2029	5.125%	32,000	33,982
GFL Environmental, Inc.(a)
05/01/2022	5.625%	89,000	91,295
03/01/2023	5.375%	40,000	41,485
05/01/2027	8.500%	150,000	165,126
Hulk Finance Corp.(a)
06/01/2026	7.000%	28,000	29,809
Total			408,686
Finance Companies 1.3%
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	10,000,000	9,991,290
11/15/2035	4.418%	13,750,000	14,546,345
Global Aircraft Leasing Co., Ltd.(a),(m)
09/15/2024	6.500%	159,000	162,904
Navient Corp.
06/15/2022	6.500%	602,000	647,150
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	292,000	283,984
Quicken Loans, Inc.(a)
05/01/2025	5.750%	345,000	355,774
Springleaf Finance Corp.
03/15/2023	5.625%	73,000	78,494
03/15/2024	6.125%	107,000	116,954
03/15/2025	6.875%	126,000	142,591
Total			26,325,486
Food and Beverage 2.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	9,208,000	11,024,831
B&G Foods, Inc.
04/01/2025	5.250%	179,000	182,737
09/15/2027	5.250%	71,000	70,737
Bacardi Ltd.(a)
05/15/2048	5.300%	10,630,000	11,974,110
Conagra Brands, Inc.
11/01/2048	5.400%	3,655,000	4,347,791

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	22,000	23,214
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	100,000	90,719
Grupo Bimbo SAB de CV(a)
06/27/2024	3.875%	971,000	1,014,412
Kraft Heinz Foods Co. (The)
06/01/2046	4.375%	9,748,000	9,523,006
MHP SE(a)
05/10/2024	7.750%	1,515,000	1,607,011
Performance Food Group, Inc.(a)
10/15/2027	5.500%	88,000	93,272
Post Holdings, Inc.(a)
03/01/2027	5.750%	540,000	574,428
01/15/2028	5.625%	92,000	98,542
12/15/2029	5.500%	117,000	123,420
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.602%	2,200,000	2,201,815
Total			42,950,045
Gaming 0.1%
Boyd Gaming Corp.
05/15/2023	6.875%	198,000	205,270
04/01/2026	6.375%	11,000	11,708
08/15/2026	6.000%	57,000	60,420
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	108,000	110,498
Eldorado Resorts, Inc.
04/01/2025	6.000%	187,000	197,104
09/15/2026	6.000%	100,000	109,848
International Game Technology PLC(a)
02/15/2022	6.250%	152,000	160,802
02/15/2025	6.500%	90,000	100,267
01/15/2027	6.250%	29,000	32,440
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	159,000	162,579
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	238,000	253,062
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	106,000	119,364
MGM Resorts International
03/15/2023	6.000%	73,000	80,626
Scientific Games International, Inc.
12/01/2022	10.000%	139,000	143,203
Scientific Games International, Inc.(a)
10/15/2025	5.000%	212,000	218,190
03/15/2026	8.250%	156,000	165,297
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	126,000	135,657
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	153,000	162,981
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	49,000	51,261
Total			2,480,577
Health Care 1.6%
Acadia Healthcare Co., Inc.
03/01/2024	6.500%	209,000	217,209
AMN Healthcare, Inc.(a)
10/01/2027	4.625%	26,000	26,479
Avantor, Inc.(a)
10/01/2025	9.000%	184,000	205,808
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	3.142%	4,916,000	4,942,011
Becton Dickinson and Co.
05/15/2044	4.875%	1,217,000	1,409,220
Cardinal Health, Inc.
09/15/2045	4.900%	1,210,000	1,260,343
06/15/2047	4.368%	3,950,000	3,878,762
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	203,000	207,721
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	99,000	105,659
05/01/2028	4.250%	42,000	42,794
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	131,000	127,801
Cigna Corp.
12/15/2048	4.900%	2,575,000	2,990,814
CVS Health Corp.
03/25/2048	5.050%	6,540,000	7,536,395
DaVita, Inc.
07/15/2024	5.125%	43,000	43,990
05/01/2025	5.000%	18,000	18,211
Encompass Health Corp.
02/01/2028	4.500%	48,000	49,226
02/01/2030	4.750%	49,000	50,438
HCA, Inc.
02/01/2025	5.375%	102,000	112,091
09/01/2028	5.625%	223,000	250,553
02/01/2029	5.875%	94,000	106,451
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	6,945,000	8,211,143
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	107,000	99,083

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PAREXEL International Corp.(a)
09/01/2025	6.375%	65,000	62,079
Select Medical Corp.(a)
08/15/2026	6.250%	133,000	141,631
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	308,000	314,895
Tenet Healthcare Corp.
04/01/2022	8.125%	62,000	67,084
07/15/2024	4.625%	235,000	242,339
05/01/2025	5.125%	122,000	124,845
08/01/2025	7.000%	171,000	176,995
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	220,000	227,893
02/01/2027	6.250%	231,000	243,949
11/01/2027	5.125%	377,000	393,764
Total			33,887,676
Healthcare Insurance 0.1%
Centene Corp.
01/15/2025	4.750%	152,000	157,398
Centene Corp.(a)
06/01/2026	5.375%	332,000	351,073
UnitedHealth Group, Inc.
10/15/2047	3.750%	1,480,000	1,579,307
WellCare Health Plans, Inc.
04/01/2025	5.250%	219,000	229,448
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	158,000	168,600
Total			2,485,826
Home Construction 0.1%
Lennar Corp.
11/15/2024	5.875%	173,000	193,023
06/01/2026	5.250%	50,000	55,156
Meritage Homes Corp.
04/01/2022	7.000%	213,000	233,385
06/01/2025	6.000%	181,000	203,690
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	84,000	93,008
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	174,000	188,437
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	62,000	66,508
Total			1,033,207
Independent Energy 0.5%
California Resources Corp.(a)
12/15/2022	8.000%	61,000	18,910
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Callon Petroleum Co.
10/01/2024	6.125%	71,000	67,610
07/01/2026	6.375%	443,000	412,824
Canadian Natural Resources Ltd.
06/01/2027	3.850%	1,825,000	1,930,833
06/30/2033	6.450%	855,000	1,095,264
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	168,000	157,847
Centennial Resource Production LLC(a)
01/15/2026	5.375%	101,000	94,862
04/01/2027	6.875%	123,000	119,172
Chesapeake Energy Corp.
10/01/2026	7.500%	192,000	118,745
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	433,000	423,779
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	51,000	53,727
Energuate Trust(a)
05/03/2027	5.875%	1,810,000	1,815,385
Hess Corp.
02/15/2041	5.600%	945,000	1,054,745
04/01/2047	5.800%	3,000	3,468
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	26,000	23,759
Jagged Peak Energy LLC
05/01/2026	5.875%	273,000	276,776
Matador Resources Co.
09/15/2026	5.875%	267,000	256,358
MEG Energy Corp.(a)
01/15/2025	6.500%	45,000	46,790
Parsley Energy LLC/Finance Corp.(a)
08/15/2025	5.250%	408,000	418,204
10/15/2027	5.625%	70,000	72,447
PDC Energy, Inc.
09/15/2024	6.125%	119,000	115,472
QEP Resources, Inc.
03/01/2026	5.625%	124,000	111,477
SM Energy Co.
09/15/2026	6.750%	242,000	207,777
01/15/2027	6.625%	50,000	42,365
WPX Energy, Inc.
09/15/2024	5.250%	157,000	158,644
06/01/2026	5.750%	173,000	174,441
10/15/2027	5.250%	105,000	102,067
Total			9,373,748

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.0%
Lukoil International Finance BV(a)
04/24/2023	4.563%	971,000	1,025,236
Leisure 0.0%
Live Nation Entertainment, Inc.(a)
11/01/2024	4.875%	108,000	111,937
03/15/2026	5.625%	92,000	98,287
10/15/2027	4.750%	80,000	83,394
Viking Cruises Ltd.(a)
09/15/2027	5.875%	153,000	162,775
Total			456,393
Life Insurance 1.1%
Brighthouse Financial, Inc.
06/22/2047	4.700%	3,380,000	3,033,736
Massachusetts Mutual Life Insurance Co.(a)
Subordinated
10/15/2070	3.729%	1,306,000	1,319,952
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	7,415,000	7,831,693
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	205,000	254,666
05/15/2047	4.270%	5,145,000	5,864,868
Voya Financial, Inc.
06/15/2026	3.650%	1,592,000	1,680,448
06/15/2046	4.800%	2,558,000	2,928,286
Total			22,913,649
Lodging 0.0%
Marriott Ownership Resorts, Inc.(a)
01/15/2028	4.750%	31,000	31,708
Media and Entertainment 0.2%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	305,000	335,732
08/15/2027	5.125%	187,000	194,931
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	116,000	121,290
08/15/2027	6.625%	85,000	87,643
Discovery Communications LLC
05/15/2049	5.300%	795,000	889,033
iHeartCommunications, Inc.
05/01/2026	6.375%	62,634	67,382
05/01/2027	8.375%	328,512	352,410
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	49,000	50,600
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Match Group, Inc.
06/01/2024	6.375%	334,000	352,142
Netflix, Inc.
04/15/2028	4.875%	439,000	453,397
11/15/2028	5.875%	142,000	156,486
Netflix, Inc.(a)
05/15/2029	6.375%	8,000	8,968
11/15/2029	5.375%	167,000	175,919
06/15/2030	4.875%	126,000	127,410
Outfront Media Capital LLC/Corp.
03/15/2025	5.875%	154,000	158,940
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	42,000	44,023
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	46,000	47,210
TEGNA, Inc.(a)
09/15/2029	5.000%	123,000	124,752
Total			3,748,268
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	158,000	166,404
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	325,000	333,796
Constellium NV(a)
05/15/2024	5.750%	61,000	62,747
02/15/2026	5.875%	384,000	399,857
Freeport-McMoRan, Inc.
11/14/2024	4.550%	351,000	364,895
09/01/2029	5.250%	85,000	86,576
03/15/2043	5.450%	318,000	295,706
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	20,000	20,652
01/15/2025	7.625%	447,000	455,382
Novelis Corp.(a)
08/15/2024	6.250%	52,000	54,547
09/30/2026	5.875%	366,000	384,836
Total			2,625,398
Midstream 1.9%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	87,000	65,718
Cheniere Energy Partners LP
10/01/2026	5.625%	181,000	191,224
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	202,000	205,912

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DCP Midstream Operating LP
03/15/2023	3.875%	36,000	36,480
05/15/2029	5.125%	280,000	283,603
04/01/2044	5.600%	128,000	120,662
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	143,000	142,665
Enterprise Products Operating LLC
01/31/2050	4.200%	1,490,000	1,574,811
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	360,000	375,828
Kinder Morgan, Inc.
02/15/2046	5.050%	9,955,000	11,012,987
MPLX LP
04/15/2048	4.700%	2,850,000	2,883,807
NuStar Logistics LP
06/01/2026	6.000%	67,000	72,016
04/28/2027	5.625%	159,000	166,021
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	9,605,000	9,011,123
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	239,000	240,268
Sunoco LP/Finance Corp.
01/15/2023	4.875%	104,000	106,736
02/15/2026	5.500%	157,000	162,518
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	167,000	157,243
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	504,000	519,033
01/15/2028	5.000%	167,000	165,757
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	33,000	35,345
01/15/2029	6.875%	43,000	46,325
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	279,000	267,553
Western Gas Partners LP
08/15/2048	5.500%	1,520,000	1,320,559
Williams Companies, Inc. (The)
09/15/2045	5.100%	9,370,000	10,261,078
Total			39,425,272
Natural Gas 0.9%
NiSource, Inc.
02/15/2023	3.850%	3,305,000	3,451,002
02/15/2043	5.250%	535,000	653,281
05/15/2047	4.375%	4,850,000	5,483,769
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sempra Energy
11/15/2020	2.850%	5,135,000	5,169,369
11/15/2025	3.750%	3,620,000	3,815,502
06/15/2027	3.250%	302,000	310,560
Total			18,883,483
Oil Field Services 0.1%
Apergy Corp.
05/01/2026	6.375%	316,000	310,424
Calfrac Holdings LP(a)
06/15/2026	8.500%	91,000	39,139
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	62,000	49,473
Nabors Industries, Inc.
02/01/2025	5.750%	260,000	193,488
Rowan Companies, Inc.
01/15/2024	4.750%	71,000	42,284
SESI LLC
09/15/2024	7.750%	55,000	31,134
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	73,870	73,978
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	41,830	41,982
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	54,000	54,512
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	73,000	72,270
Transocean, Inc.(a)
01/15/2026	7.500%	45,000	40,063
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	245,000	245,927
Total			1,194,674
Other Industry 0.0%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	214,000	223,687
Other REIT 0.0%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	159,000	163,847
03/15/2027	5.375%	369,000	393,824
iStar, Inc.
04/01/2022	6.000%	169,000	174,289
Ryman Hospitality Properties, Inc.(a)
10/15/2027	4.750%	72,000	74,458
Total			806,418

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Packaging 0.1%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	501,000	526,295
08/15/2027	5.250%	225,000	230,100
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	63,000	66,225
Berry Global, Inc.(a)
02/15/2026	4.500%	35,000	35,210
BWAY Holding Co.(a)
04/15/2024	5.500%	193,000	198,604
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	155,000	146,403
Novolex(a)
01/15/2025	6.875%	93,000	87,720
Reynolds Group Issuer, Inc./LLC(a)
07/15/2023	5.125%	163,000	167,176
07/15/2024	7.000%	159,000	164,764
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	85,000	89,026
08/15/2027	8.500%	54,000	57,499
Total			1,769,022
Pharmaceuticals 0.6%
AbbVie, Inc.
11/14/2048	4.875%	3,240,000	3,579,620
Allergan Funding SCS
06/15/2044	4.850%	2,170,000	2,335,519
Amgen, Inc.
06/15/2051	4.663%	1,755,000	2,053,139
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	9,000	9,432
04/15/2025	6.125%	296,000	307,734
11/01/2025	5.500%	239,000	249,394
04/01/2026	9.250%	360,000	407,620
01/31/2027	8.500%	130,000	146,068
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	158,000	163,097
07/15/2027	5.000%	23,000	23,959
Celgene Corp.
02/20/2048	4.550%	820,000	994,973
Eagle Holding Co. II LLC(a),(m)
05/15/2022	7.750%	118,000	119,770
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	84,000	55,514
Endo Dac/Finance LLC/Finco, Inc.(a),(k)
02/01/2025	6.000%	23,000	14,482
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	346,000	358,110
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Johnson & Johnson
12/05/2033	4.375%	1,798,000	2,167,209
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	118,000	112,804
Total			13,098,444
Property & Casualty 0.0%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	42,000	44,569
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	118,000	122,651
HUB International Ltd.(a)
05/01/2026	7.000%	273,000	281,190
USI, Inc.(a)
05/01/2025	6.875%	65,000	66,259
Total			514,669
Railroads 0.3%
CSX Corp.
09/15/2049	3.350%	1,045,000	1,033,895
11/01/2066	4.250%	3,001,000	3,243,634
Union Pacific Corp.
08/15/2059	3.950%	985,000	1,045,842
Total			5,323,371
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	213,000	218,604
01/15/2028	3.875%	61,000	61,348
IRB Holding Corp.(a)
02/15/2026	6.750%	243,000	247,252
Yum! Brands, Inc.(a)
01/15/2030	4.750%	66,000	69,202
Total			596,406
Retailers 0.1%
L Brands, Inc.
06/15/2029	7.500%	63,000	62,556
11/01/2035	6.875%	67,000	56,963
Lowe’s Companies, Inc.
05/03/2047	4.050%	1,890,000	2,008,331
PetSmart, Inc.(a)
03/15/2023	7.125%	155,000	144,815
06/01/2025	5.875%	168,000	165,739
Total			2,438,404
Supermarkets 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	61,000	63,206

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	76,000	84,735
02/15/2028	5.875%	139,000	148,950
Kroger Co. (The)
04/15/2042	5.000%	1,527,000	1,657,520
02/01/2047	4.450%	2,215,000	2,293,023
01/15/2048	4.650%	4,978,000	5,298,354
Total			9,545,788
Technology 0.6%
Ascend Learning LLC(a)
08/01/2025	6.875%	122,000	127,661
08/01/2025	6.875%	107,000	112,085
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	29,000	27,071
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	9,230,000	9,322,891
Camelot Finance SA(a)
11/01/2026	4.500%	85,000	85,909
CDK Global, Inc.
06/01/2027	4.875%	227,000	238,194
CommScope Finance LLC(a)
03/01/2024	5.500%	90,000	91,322
03/01/2026	6.000%	108,000	110,960
CommScope Technologies LLC(a)
06/15/2025	6.000%	164,000	145,870
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	45,000	46,252
Gartner, Inc.(a)
04/01/2025	5.125%	347,000	363,765
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	134,000	144,707
Informatica LLC(a)
07/15/2023	7.125%	205,000	208,461
Iron Mountain, Inc.
08/15/2024	5.750%	214,000	216,155
Iron Mountain, Inc.(a)
09/15/2029	4.875%	151,000	154,336
NCR Corp.
07/15/2022	5.000%	102,000	103,017
12/15/2023	6.375%	215,000	220,371
NCR Corp.(a)
09/01/2027	5.750%	91,000	93,075
09/01/2029	6.125%	116,000	121,614
PTC, Inc.
05/15/2024	6.000%	220,000	232,925
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Qorvo, Inc.(a)
10/15/2029	4.375%	78,000	78,479
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	326,000	339,350
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	212,000	238,071
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	38,000	38,334
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	177,000	181,514
Verscend Escrow Corp.(a)
08/15/2026	9.750%	158,000	168,509
Total			13,210,898
Transportation Services 0.7%
Avis Budget Car Rental LLC/Finance, Inc.
04/01/2023	5.500%	17,000	17,334
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	99,000	101,970
ERAC U.S.A. Finance LLC(a)
12/01/2026	3.300%	2,705,000	2,807,666
11/01/2046	4.200%	1,720,000	1,837,144
FedEx Corp.
04/01/2046	4.550%	8,230,000	8,653,837
Hertz Corp. (The)(a)
06/01/2022	7.625%	264,000	274,756
10/15/2024	5.500%	118,000	117,315
08/01/2026	7.125%	93,000	95,994
XPO Logistics, Inc.(a)
06/15/2022	6.500%	94,000	95,972
Total			14,001,988
Wireless 0.3%
Altice France SA(a)
05/01/2026	7.375%	391,000	418,663
02/01/2027	8.125%	127,000	140,830
01/15/2028	5.500%	159,000	161,932
Altice Luxembourg SA(a)
05/15/2027	10.500%	177,000	199,952
America Movil SAB de CV
03/30/2020	5.000%	2,353,000	2,380,525
SBA Communications Corp.
09/01/2024	4.875%	431,000	447,652
Sprint Corp.
02/15/2025	7.625%	741,000	815,287

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	584,000	625,928
02/01/2026	4.500%	172,000	177,512
02/01/2028	4.750%	286,000	301,426
Total			5,669,707
Wirelines 1.3%
AT&T, Inc.
03/01/2029	4.350%	12,444,000	13,731,344
06/15/2045	4.350%	3,215,000	3,390,063
CenturyLink, Inc.
03/15/2022	5.800%	459,000	484,825
12/01/2023	6.750%	242,000	269,524
Frontier Communications Corp.
01/15/2023	7.125%	116,000	53,248
09/15/2025	11.000%	40,000	18,910
Frontier Communications Corp.(a)
04/01/2026	8.500%	127,000	127,318
Telecom Italia Capital SA
09/30/2034	6.000%	52,000	55,751
Telecom Italia SpA(a)
05/30/2024	5.303%	140,000	151,020
Verizon Communications, Inc.
09/21/2028	4.329%	1,095,000	1,245,422
08/10/2033	4.500%	5,615,000	6,576,344
03/15/2055	4.672%	640,000	792,850
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	427,000	434,935
Total			27,331,554
Total Corporate Bonds & Notes (Cost $452,029,078)			458,665,298

Foreign Government Obligations(n),(o) 1.8%

Belarus 0.0%
Republic of Belarus International Bond(a)
02/28/2023	6.875%	660,000	710,940
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	111,000	114,626
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/25/2027	5.950%	785,000	862,956
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	1,015,000	1,067,879
Foreign Government Obligations(n),(o) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
El Salvador 0.0%
El Salvador Government International Bond(a)
12/01/2019	7.375%		971,000	972,930
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%		1,710,000	1,890,125
03/15/2024	7.500%		971,000	1,073,281
Total				2,963,406
Ivory Coast 0.2%
Ivory Coast Government International Bond(a)
03/03/2028	6.375%		2,510,000	2,591,492
10/17/2031	5.875%	EUR	1,955,000	2,212,871
Total				4,804,363
Morocco 0.3%
Morocco Government International Bond(a)
06/19/2024	3.500%	EUR	4,100,000	5,197,592
Netherlands 0.0%
Equate Petrochemical BV(a)
03/03/2022	3.000%		971,000	973,470
Oman 0.0%
Oman Government International Bond(a)
06/15/2021	3.625%		971,000	971,967
Romania 0.3%
Romanian Government International Bond(a)
05/26/2028	2.875%	EUR	4,100,000	5,202,512
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%		1,320,000	1,440,542
Senegal 0.3%
Senegal Government International Bond(a)
03/13/2028	4.750%	EUR	4,400,000	5,079,408
05/23/2033	6.250%		855,000	874,732
Total				5,954,140
Ukraine 0.3%
Ukraine Government International Bond(a)
06/20/2026	6.750%	EUR	4,200,000	5,178,457
United Arab Emirates 0.1%
Abu Dhabi National Energy Co. PJSC(a)
01/12/2023	3.625%		971,000	999,126
Total Foreign Government Obligations (Cost $37,052,604)				37,414,906

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Municipal Bonds 0.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of Chicago
Unlimited Tax General Obligation Bonds
Series 2011-C1
01/01/2035	7.781%	545,000	674,007
Series 2015B
01/01/2033	7.375%	415,000	491,609
Unlimited Tax General Obligation Refunding Bonds
Series 2014B
01/01/2044	6.314%	705,000	780,047
Total			1,945,663
Water & Sewer 0.1%
City of Chicago Waterworks
Revenue Bonds
Build America Bonds
Series 2010
11/01/2040	6.742%	840,000	1,195,581
Total Municipal Bonds (Cost $2,457,637)			3,141,244

Residential Mortgage-Backed Securities - Agency 35.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	10	10
01/01/2046- 12/01/2046	3.500%	26,793,259	28,067,919
Federal Home Loan Mortgage Corp.(b),(p)
CMO Series 3922 Class SH
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 09/15/2041	3.979%	766,552	109,724
CMO Series 4097 Class ST
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/15/2042	4.129%	1,827,929	276,766
CMO Series 4903 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.227%	24,704,494	4,761,067
CMO STRIPS Series 2012-278 Class S1
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 09/15/2042	4.129%	2,910,455	513,770
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	4.049%	1,004,937	181,317
Federal Home Loan Mortgage Corp.(p)
CMO Series 4176 Class BI
03/15/2043	3.500%	2,335,790	338,633
CMO Series 4182 Class DI
05/15/2039	3.500%	5,269,789	286,532
Federal Home Loan Mortgage Corp.(h),(p)
CMO Series 4620 Class AS
11/15/2042	2.086%	1,751,985	94,157
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.415% Floor 1.415%, Cap 11.040% 06/01/2032	4.040%	3,160	3,174
1-year CMT + 2.305% Floor 2.305%, Cap 10.430% 07/01/2037	4.680%	56,009	56,048
Federal National Mortgage Association
08/01/2034	5.500%	79,013	88,889
10/01/2040- 07/01/2041	4.500%	4,894,564	5,306,220
08/01/2043- 05/01/2048	4.000%	57,954,596	61,036,173
06/01/2045- 02/01/2048	3.500%	27,130,096	28,033,922
CMO Series 2017-72 Class B
09/25/2047	3.000%	13,805,590	14,211,749
Federal National Mortgage Association(c)
11/18/2034	2.500%	27,000,000	27,290,039
11/18/2034- 11/13/2049	3.000%	280,500,000	285,275,552
11/13/2049	3.500%	42,000,000	43,122,188
11/13/2049	4.500%	35,500,000	37,338,789
Federal National Mortgage Association(q)
11/01/2046	3.500%	23,157,906	24,079,957
Federal National Mortgage Association(p)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	3,001,174	218,568
Federal National Mortgage Association(b),(p)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	4.077%	4,672,911	1,045,188
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	4.327%	2,682,658	390,343

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-31 Class VS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 06/25/2046	4.177%	2,364,157	448,111
CMO Series 2016-53 Class KS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.177%	7,981,508	1,443,595
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.177%	19,281,524	4,016,052
CMO Series 2017-109 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2048	4.327%	8,516,083	1,917,936
CMO Series 2017-20 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2047	4.277%	9,019,243	1,732,164
CMO Series 2017-54 Class NS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.327%	6,855,531	1,399,932
CMO Series 2018-66 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.377%	10,251,370	2,150,858
CMO Series 2018-67 MS Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/25/2048	4.377%	9,128,144	1,743,953
CMO Series 2018-74 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/25/2048	4.327%	14,661,682	3,137,540
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.227%	28,640,392	5,845,235
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-42 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 08/25/2049	4.227%	23,203,477	4,803,663
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.500%, Cap 11.500% 07/20/2025	3.750%	9,161	9,409
Government National Mortgage Association
04/20/2048	4.500%	22,628,872	23,865,252
Government National Mortgage Association(c)
11/20/2049	3.500%	64,500,000	66,938,906
Government National Mortgage Association(p)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	6,146,170	823,997
Government National Mortgage Association(b),(p)
CMO Series 2017-112 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2047	4.354%	9,085,652	1,779,668
CMO Series 2017-130 Class GS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.354%	13,568,974	3,837,778
CMO Series 2017-130 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.354%	9,123,799	2,005,597
CMO Series 2017-149 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2047	4.354%	13,608,259	2,976,110
CMO Series 2017-163 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	4.354%	7,786,411	1,480,114
CMO Series 2017-37 Class SB
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 03/20/2047	4.304%	9,140,179	1,661,227
CMO Series 2018-103 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.354%	10,547,550	1,860,969

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-112 Class LS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	4.354%	10,490,994	2,228,014
CMO Series 2018-121 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/20/2048	4.354%	8,085,229	1,691,239
CMO Series 2018-125 Class SK
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/20/2048	4.404%	11,622,749	2,401,059
CMO Series 2018-134 Class KS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.354%	10,005,445	1,870,913
CMO Series 2018-134 Class SK
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	4.354%	8,722,223	1,326,944
CMO Series 2018-139 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	4.304%	9,252,341	1,623,104
CMO Series 2018-148 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	4.354%	23,105,614	4,455,178
CMO Series 2018-151 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.304%	19,720,487	3,798,197
CMO Series 2018-155 Class SL
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.304%	11,841,085	2,023,519
CMO Series 2018-89 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.354%	10,270,796	2,210,654
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-89 Class SM
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 06/20/2048	4.354%	17,289,719	3,351,014
CMO Series 2018-91 Class DS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	4.354%	11,730,214	2,012,966
CMO Series 2019-15 Class SC
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	4.204%	9,272,038	1,610,916
CMO Series 2019-20 Class JS
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/20/2049	4.154%	16,094,808	3,381,326
CMO Series 2019-4 Class SJ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.204%	20,450,841	3,543,714
CMO Series 2019-5 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/20/2049	4.304%	12,439,229	2,477,043
CMO Series 2019-56 Class SG
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 05/20/2049	4.304%	13,593,331	2,665,076
CMO Series 2019-59 Class KS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 05/20/2049	4.204%	14,087,228	2,648,924
CMO Series 2019-85 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/20/2049	4.304%	13,024,553	2,116,584
Total Residential Mortgage-Backed Securities - Agency (Cost $728,833,204)			745,441,144

Residential Mortgage-Backed Securities - Non-Agency 26.9%

Ajax Mortgage Loan Trust(a)
CMO Series 2017-A Class A
04/25/2057	3.470%	5,807,063	5,828,220

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-B Class A
09/25/2056	3.163%	9,031,082	9,107,724
American Mortgage Trust(d),(f),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	1,024	621
Angel Oak Mortgage Trust I LLC(a),(d),(h)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	4,795,000	4,940,768
Angel Oak Mortgage Trust I LLC(a),(h)
CMO Series 2019-1 Class A1
11/25/2048	3.920%	10,619,227	10,773,118
Angel Oak Mortgage Trust LLC(a),(h)
CMO Series 2017-3 Class A3
11/25/2047	2.986%	2,312,046	2,309,008
Arroyo Mortgage Trust(a)
CMO Series 2018-1 Class A2
04/25/2048	4.016%	2,550,454	2,600,156
Arroyo Mortgage Trust(a),(h)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	5,842,818	5,949,058
ASG Resecuritization Trust(a),(h)
CMO Series 2009-2 Class G75
05/24/2036	3.562%	2,762,562	2,761,559
Bayview Opportunity Master Fund IIIb Trust(a),(d),(h)
Series 2019-LT2 Class A1
10/28/2034	3.376%	2,300,000	2,300,000
Bayview Opportunity Master Fund IVa Trust(a),(h)
CMO Series 2019-RN2 Class A1
03/28/2034	3.967%	1,652,648	1,662,223
Bayview Opportunity Master Fund IVa Trust(a)
Subordinated CMO Series 2016-SPL1 Class B3
04/28/2055	5.500%	1,000,000	1,096,993
Bayview Opportunity Master Fund Trust IVb(a)
CMO Series 2019-RN1 Class A1
02/28/2034	4.090%	4,583,906	4,627,447
BCAP LLC Trust(a),(h)
CMO Series 2010-RR11 Class 8A1
05/27/2037	4.530%	880,995	884,889
Bellemeade Re Ltd.(a),(b)
CMO Series 2017-1 Class M2
1-month USD LIBOR + 3.350% 10/25/2027	5.495%	3,500,000	3,590,564
CMO Series 2018-2A Class M1A
1-month USD LIBOR + 0.950% 08/25/2028	2.773%	2,615,810	2,615,538
CMO Series 2018-2A Class M1B
1-month USD LIBOR + 1.350% 08/25/2028	3.173%	7,000,000	7,013,819
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	3.123%	6,368,034	6,372,954
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	2.923%	3,500,000	3,503,492
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.423%	12,700,000	12,720,914
Series 2019-4A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 10/25/2029	3.314%	4,500,000	4,500,041
Bunker Hill Loan Depositary Trust(a),(h)
CMO Series 2019-2 Class A1
07/25/2049	2.879%	5,816,713	5,828,579
CAM Mortgage Trust(a)
CMO Series 2018-1 Class A1
12/01/2065	3.960%	36,081	36,083
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.573%	6,600,000	6,619,861
CIM Trust(a),(h)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	9,294,019	9,405,551
CIM Trust(a),(b)
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.857%	10,626,737	10,560,765
Citigroup Mortgage Loan Trust, Inc.(a),(h)
CMO Series 2013-11 Class 3A3
09/25/2034	4.165%	488,727	489,376
CMO Series 2014-12 Class 3A1
10/25/2035	4.783%	1,778,689	1,808,819
CMO Series 2014-C Class A
02/25/2054	3.250%	410,526	410,419
CMO Series 2015-A Class A4
06/25/2058	4.250%	1,071,722	1,118,854
CMO Series 2015-A Class B3
06/25/2058	4.500%	889,688	890,101
CMO Series 2018-RP2 Class A1
02/25/2058	3.500%	3,945,018	3,842,998
Citigroup Mortgage Loan Trust, Inc.(a),(p)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	5,153,500	72,137

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Mortgage Loan Trust, Inc.(a)
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	8,500,000	8,708,764
COLT Mortgage Loan Trust(a)
CMO Series 2018-1 Class A2
02/25/2048	2.981%	455,735	454,965
Credit Suisse Mortgage Capital Certificates(a),(h)
CMO Series 2009-14R Class 4A9
10/26/2035	4.723%	1,226,514	1,244,998
CMO Series 2011-12R Class 3A1
07/27/2036	4.107%	371,978	373,198
CMO Series 2017-RPL3 Class A1
08/01/2057	4.000%	9,934,768	10,475,456
Credit Suisse Mortgage Trust(a)
CMO Series 2018-RPL2 Class A1
08/25/2062	4.030%	2,295,919	2,312,650
Deephaven Residential Mortgage Trust(a),(h)
CMO Series 2017-2A Class M1
06/25/2047	3.897%	500,000	503,208
Deephaven Residential Mortgage Trust(a)
CMO Series 2017-3A Class M1
10/25/2047	3.511%	423,000	423,194
CMO Series 2018-1A Class M1
12/25/2057	3.939%	3,000,000	3,029,957
Eagle RE Ltd.(a),(b)
CMO Series 2018-1 Class M1
1-month USD LIBOR + 1.700% Floor 1.700% 11/25/2028	3.718%	3,293,351	3,298,644
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.073%	12,500,000	12,493,745
Ellington Financial Mortgage Trust(a),(d),(h)
CMO Series 2018-1 Class A2
10/25/2058	4.293%	2,164,602	2,223,696
Ellington Financial Mortgage Trust(a),(h)
CMO Series 2018-1 Class A3
10/25/2058	4.394%	2,449,608	2,477,978
CMO Series 2019-1 Class A3
06/25/2059	3.241%	6,617,805	6,658,684
FMC GMSR Issuer Trust(a),(h)
CMO Series 2019-GT1 Class A
05/25/2024	5.070%	12,871,000	13,299,517
GCAT LLC(a),(h)
CMO Series 2019-1 Class A1
04/26/2049	4.089%	3,899,431	3,909,693
CMO Series 2019-2 Class A1
06/25/2024	3.475%	5,679,083	5,680,851
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GCAT LLC(a),(d),(h)
CMO Series 2019-3 Class A1
10/25/2049	3.352%	4,700,000	4,700,000
GCAT LLC(a)
CMO Series 2019-NQM1 Class A3
02/25/2059	3.395%	6,427,501	6,502,040
GCAT Trust(a),(h)
CMO Series 2019-NQM2 Class A2
09/25/2059	3.060%	2,630,267	2,642,432
Grand Avenue Mortgage Loan Trust(a)
CMO Series 2017-RPL1 Class A1
08/25/2064	3.250%	18,382,049	18,327,574
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	452,362	454,509
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	4,514,266	4,519,819
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	1,298,000	1,289,587
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	4,964,481	5,024,901
LVII Resecuritization Trust(a),(h)
Subordinated CMO Series 2009-3 Class B3
11/27/2037	5.058%	8,000,000	8,189,334
New Residential Mortgage LLC(a)
CMO Series 2018-FNT2 Class E
07/25/2054	5.120%	3,192,744	3,190,749
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	6,846,345	6,842,066
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	2,738,538	2,774,406
New Residential Mortgage Loan Trust(a)
CMO Series 2018-RPL1 Class A1
12/25/2057	3.500%	5,420,484	5,658,614
New Residential Mortgage Loan Trust(a),(h)
CMO Series 2019-RPL1 Class A1
02/26/2024	4.335%	12,238,439	12,339,575
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 01/26/2036	2.538%	149,772	149,685
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class A
01/25/2023	3.193%	4,378,635	4,398,210
Series 2018-PLS1 Class C
01/25/2023	3.981%	6,880,712	6,917,996

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2018-PLS2 Class C
02/25/2023	4.102%	4,551,246	4,593,581
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	6,501,780	6,561,832
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.373%	3,767,772	3,774,511
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.223%	2,316,000	2,315,925
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	4.187%	3,800,000	3,799,591
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.054%	9,450,776	9,444,318
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	4.804%	8,316,127	8,343,767
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.673%	9,800,000	9,860,629
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.473%	8,000,000	8,027,738
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	4,500,000	4,522,592
CMO Series 2018-2A Class A1
08/25/2023	4.000%	7,304,179	7,315,522
Preston Ridge Partners Mortgage LLC(a),(h)
CMO Series 2017-3A Class A1
11/25/2022	3.470%	6,198,700	6,202,937
CMO Series 2017-3A Class A2
11/25/2022	5.000%	3,000,000	2,991,620
CMO Series 2018-1A Class A1
04/25/2023	3.750%	6,921,361	6,930,220
CMO Series 2018-3A Class A1
10/25/2023	4.483%	8,396,899	8,493,401
CMO Series 2019-1A Class A1
01/25/2024	4.500%	17,259,264	17,511,955
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(h)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	6,659,649	6,680,385
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.773%	4,500,000	4,495,372
Radnor RE Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	3.573%	12,000,000	11,998,420
RCO Trust(a),(h)
CMO Series 2018-VFS1 Class A2
12/26/2053	4.472%	3,054,688	3,115,260
RCO V Mortgage LLC(a)
CMO Series 2018-1 Class A1
05/25/2023	4.000%	3,799,423	3,801,279
CMO Series 2019-1 Class A1
05/24/2024	3.721%	5,696,589	5,720,314
RCO V Mortgage LLC(a),(h)
CMO Series 2018-2 Class A1
10/25/2023	4.458%	7,341,477	7,373,604
Residential Mortgage Loan Trust(a),(h)
CMO Series 2019-1 Class A3
10/25/2058	4.242%	4,141,177	4,200,742
CMO Series 2019-3 Class A3
09/25/2059	3.044%	4,260,189	4,254,301
SG Residential Mortgage Trust(a),(d),(h)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	3,801,000	3,798,624
Starwood Mortgage Residential Trust(a),(h)
CMO Series 2019-IMC1 Class A2
04/25/2049	3.651%	3,843,044	3,891,170
Toorak Mortgage Corp., Ltd.(h)
CMO Series 2019-2 Class A1
09/25/2022	3.721%	5,400,000	5,416,914
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month USD LIBOR + 1.000% 10/25/2048	3.823%	3,977,788	3,999,038
Vericrest Opportunity Loan Transferee LXXI LLC(a)
CMO Series 2018-NPL7 Class A1A
09/25/2048	3.967%	2,958,048	2,973,159
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	16,450,000	16,559,457

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee LXXV LLC(a)
CMO Series 2019-NPL1 Class A1A
01/25/2049	4.336%	3,996,008	4,019,430
Vericrest Opportunity Loan Trust(a),(h)
CMO Series 2019-NPL7 Class A1A
10/25/2049	3.179%	5,092,291	5,087,427
CMO Series 2019-NPL8 Class A1A
11/25/2049	3.278%	10,100,000	10,099,676
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A1
11/25/2047	2.690%	5,013,599	4,999,184
Subordinated CMO Series 2017-SG1A Class B1
11/25/2047	3.615%	3,000,000	3,002,270
Verus Securitization Trust(a),(h)
CMO Series 2018-3 Class A3
10/25/2058	4.282%	3,566,257	3,602,245
CMO Series 2019-1 Class A1
02/25/2059	3.836%	3,247,298	3,287,207
CMO Series 2019-2 Class A2
04/25/2059	3.345%	1,985,549	2,002,728
CMO Series 2019-2 Class A3
04/25/2059	3.448%	1,985,549	2,002,751
CMO Series 2019-4 Class A3
11/25/2059	3.000%	5,300,000	5,303,374
Visio Trust(a),(h)
CMO Series 2019-1 Class A1
06/25/2054	3.572%	4,771,193	4,801,434
CMO Series 2019-2 Class A3
11/25/2054	3.076%	3,503,000	3,513,624
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $554,642,346)			558,422,872

Senior Loans 0.1%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Nouryon Finance BV/AkzoNobel(b),(r)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.190%	119,268	116,163
Construction Machinery 0.0%
Vertiv Group Corp.(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.927%	124,000	116,529
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Ellie Mae, Inc.(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	5.863%	191,000	160,919
Food and Beverage 0.0%
8th Avenue Food & Provisions, Inc.(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.690%	121,555	121,555
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.690%	32,969	32,502
Total			154,057
Health Care 0.0%
Avantor Funding, Inc.(b),(r)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	4.786%	10,088	10,152
Metals and Mining 0.0%
Big River Steel LLC(b),(r)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	145,602	144,238
Property & Casualty 0.0%
HUB International Ltd.(b),(r)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	4.940%	82,950	81,069
Retailers 0.0%
BellRing Brands LLC(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.786%	100,000	99,688
Technology 0.1%
Ascend Learning LLC(b),(r)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.786%	92,585	91,852
Dun & Bradstreet Corp. (The)(b),(r)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.804%	116,000	116,265

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(r)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.036%	62,643	61,116
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	88,364	84,332
Project Alpha Intermediate Holding, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.490%	32,124	31,361
3-month USD LIBOR + 4.250% 04/26/2024	6.240%	98,952	98,643
Refinitiv US Holdings, Inc.(a),(b),(r)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.536%	295,653	297,058
Tempo Acquisition LLC(b),(r)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.786%	88,322	88,304
Ultimate Software Group, Inc. (The)(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.536%	73,000	73,112
Total			942,043
Total Senior Loans (Cost $1,852,777)			1,824,858

U.S. Treasury Obligations 0.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/15/2027	2.250%	6,872,500	7,188,206
08/15/2048	3.000%	4,590,000	5,397,553
Total U.S. Treasury Obligations (Cost $11,354,670)			12,585,759

Options Purchased Calls 0.1%
Value ($)
(Cost $502,500)	1,285,710

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(s),(t)	75,781,799	75,774,220
Total Money Market Funds (Cost $75,774,220)		75,774,220
Total Investments in Securities (Cost: $2,486,734,928)		2,516,122,716
Other Assets & Liabilities, Net		(440,354,468)
Net Assets		2,075,768,248

At October 31, 2019, securities and/or cash totaling $14,423,537 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
20,735,000 EUR	22,871,860 USD	UBS	11/14/2019	—	(268,807)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	2,107	12/2019	USD	274,535,516	—	(279,058)
U.S. Treasury 2-Year Note	1,138	12/2019	USD	245,354,578	—	(464,645)
U.S. Treasury 5-Year Note	1,784	12/2019	USD	212,658,375	—	(1,048,969)
U.S. Ultra Treasury Bond	278	12/2019	USD	52,750,500	—	(1,523,108)
Total					—	(3,315,780)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	27

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(689)	12/2019	EUR	(92,753,180)	1,096,787	—

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	75,000,000	75,000,000	1.75	12/06/2019	502,500	1,285,710

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(160,000,000)	(160,000,000)	1.65	11/04/2019	(1,136,000)	(917,680)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	(85,000,000)	(85,000,000)	1.15	11/29/2019	(688,500)	(15,776)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(85,000,000)	(85,000,000)	1.15	11/29/2019	(722,500)	(15,776)
Total							(2,547,000)	(949,232)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	(65,000,000)	(65,000,000)	1.75	11/04/2019	(162,500)	(3,504)

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	3,500,000	60,799	(2,042)	148,473	—	—	(89,716)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	4,500,000	78,170	(2,625)	172,258	—	—	(96,713)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	USD	8,000,000	138,968	(4,667)	329,464	—	—	(195,163)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	6,000,000	186,563	(3,500)	340,972	—	—	(157,909)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	7,000,000	217,656	(4,083)	392,783	—	—	(179,210)
Markit CMBX North America Index, Series 10 BBB-	Credit Suisse	11/17/2059	3.000	Monthly	USD	8,000,000	138,968	(4,667)	458,805	—	—	(324,504)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	138,968	(4,667)	353,654	—	—	(219,353)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	8,000,000	138,967	(4,666)	468,113	—	—	(333,812)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	8,000,000	138,967	(4,666)	505,899	—	—	(371,598)
Total							1,238,026	(35,583)	3,170,421	—	—	(1,967,978)

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	USD	84,300,000	(1,002,773)	—	—	—	(1,002,773)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $1,234,357,535, which represents 59.47% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2019.
(c)	Represents a security purchased on a when-issued basis.
(d)	Valuation based on significant unobservable inputs.
(e)	Represents shares owned in the residual interest of an asset-backed securitization.
(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At October 31, 2019, the total value of these securities amounted to $2,752,280, which represents 0.13% of total net assets.
(g)	Zero coupon bond.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2019.
(i)	Non-income producing investment.
(j)	Negligible market value.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2019.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2019, the total value of these securities amounted to $41,069, which represents less than 0.01% of total net assets.
(m)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(n)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(o)	Principal and interest may not be guaranteed by a governmental entity.
(p)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(q)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(r)	The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(s)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(t)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	87,817,905	421,609,928	(433,646,034)	75,781,799	(1,514)	—	914,347	75,774,220
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
STRIPS	Separate Trading of Registered Interest and Principal Securities
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	29

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	369,535,551	24,068,484	393,604,035
Commercial Mortgage-Backed Securities - Agency	—	38,158,354	—	38,158,354
Commercial Mortgage-Backed Securities - Non-Agency	—	189,610,862	—	189,610,862
Common Stocks
Financials	57,830	—	—	57,830
Industrials	135,624	—	—	135,624
Total Common Stocks	193,454	—	—	193,454
Corporate Bonds & Notes	—	458,624,229	41,069	458,665,298
Foreign Government Obligations	—	37,414,906	—	37,414,906
Municipal Bonds	—	3,141,244	—	3,141,244
Residential Mortgage-Backed Securities - Agency	—	745,441,144	—	745,441,144
Residential Mortgage-Backed Securities - Non-Agency	—	540,459,163	17,963,709	558,422,872
Senior Loans	—	1,824,858	—	1,824,858
U.S. Treasury Obligations	12,585,759	—	—	12,585,759
Options Purchased Calls	—	1,285,710	—	1,285,710
Money Market Funds	75,774,220	—	—	75,774,220
Total Investments in Securities	88,553,433	2,385,496,021	42,073,262	2,516,122,716
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Total Return Bond Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Derivatives
Asset
Futures Contracts	1,096,787	—	—	1,096,787
Liability
Forward Foreign Currency Exchange Contracts	—	(268,807)	—	(268,807)
Futures Contracts	(3,315,780)	—	—	(3,315,780)
Options Contracts Written	—	(952,736)	—	(952,736)
Swap Contracts	—	(2,970,751)	—	(2,970,751)
Total	86,334,440	2,381,303,727	42,073,262	2,509,711,429
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 04/30/2019 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 10/31/2019 ($)
Asset-Backed Securities — Non-Agency	13,014,366	72,309	(247,500)	(514,020)	19,300,000	(7,556,671)	—	—	24,068,484
Common Stocks	—	—	—	—	—	—	—	—	—
Corporate Bonds & Notes	41,069	—	—	—	—	—	—	—	41,069
Residential Mortgage-Backed Securities — Non-Agency	7,611,213	10	—	34,411	10,800,897	(482,822)	—	—	17,963,709
Total	20,666,648	72,319	(247,500)	(479,609)	30,100,897	(8,039,493)	—	—	42,073,262
(a) Change in unrealized appreciation (depreciation) relating to securities held at October 31, 2019 was $(734,284), which is comprised of Asset-Backed Securities — Non-Agency of $ (768,695) and Residential Mortgage-Backed Securities — Non-Agency of $34,411.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances.
Certain corporate bonds and common stocks classified as Level 3 are valued using a market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, trades of similar securities, estimated earnings of the respective company, market multiples derived from a set of comparable companies, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement. Generally, a change in estimated earnings of the respective company might result in change to the comparable companies and market multiples.
Certain residential and asset backed securities classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers which may have included, but were not limited to, observable transactions for identical or similar assets in the market and the distressed nature of the security. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	31

Statement of Assets and Liabilities
October 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,410,458,208)	$2,439,062,786
Affiliated issuers (cost $75,774,220)	75,774,220
Options purchased (cost $502,500)	1,285,710
Cash	574,639
Cash collateral held at broker for:
Swap contracts	607,000
TBA	1,015,000
Margin deposits on:
Swap contracts	3,073,536
Upfront payments on swap contracts	3,170,421
Receivable for:
Investments sold	7,022,985
Capital shares sold	7,503,494
Dividends	174,221
Interest	10,226,536
Foreign tax reclaims	104,693
Variation margin for futures contracts	4,259,404
Variation margin for swap contracts	220,012
Expense reimbursement due from Investment Manager	8,757
Prepaid expenses	10,770
Trustees’ deferred compensation plan	292,126
Other assets	16,555
Total assets	2,554,402,865
Liabilities
Option contracts written, at value (premiums received $2,709,500)	952,736
Unrealized depreciation on forward foreign currency exchange contracts	268,807
Unrealized depreciation on swap contracts	1,967,978
Payable for:
Investments purchased	128,657
Investments purchased on a delayed delivery basis	462,252,683
Capital shares purchased	6,145,063
Distributions to shareholders	6,040,152
Variation margin for futures contracts	192,556
Management services fees	27,564
Distribution and/or service fees	5,331
Transfer agent fees	234,074
Compensation of board members	5,258
Compensation of chief compliance officer	73
Other expenses	121,559
Trustees’ deferred compensation plan	292,126
Total liabilities	478,634,617
Net assets applicable to outstanding capital stock	$2,075,768,248
Represented by
Paid in capital	2,021,770,166
Total distributable earnings (loss)	53,998,082
Total - representing net assets applicable to outstanding capital stock	$2,075,768,248
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Total Return Bond Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
October 31, 2019 (Unaudited)
Class A
Net assets	$701,108,521
Shares outstanding	74,611,748
Net asset value per share	$9.40
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.69
Advisor Class
Net assets	$18,584,103
Shares outstanding	1,979,714
Net asset value per share	$9.39
Class C
Net assets	$19,571,884
Shares outstanding	2,082,716
Net asset value per share	$9.40
Institutional Class
Net assets	$993,220,772
Shares outstanding	105,651,762
Net asset value per share	$9.40
Institutional 2 Class
Net assets	$81,654,529
Shares outstanding	8,700,407
Net asset value per share	$9.39
Institutional 3 Class
Net assets	$258,852,390
Shares outstanding	27,533,849
Net asset value per share	$9.40
Class R
Net assets	$2,776,049
Shares outstanding	295,322
Net asset value per share	$9.40
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	33

Statement of Operations
Six Months Ended October 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$717,003
Dividends — affiliated issuers	914,347
Interest	39,473,155
Foreign taxes withheld	(12,064)
Total income	41,092,441
Expenses:
Management services fees	5,048,653
Distribution and/or service fees
Class A	879,756
Class C	95,092
Class R	6,703
Transfer agent fees
Class A	477,724
Advisor Class	11,710
Class C	12,911
Institutional Class	666,677
Institutional 2 Class	23,525
Institutional 3 Class	10,192
Class R	1,820
Compensation of board members	22,056
Custodian fees	31,260
Printing and postage fees	68,636
Registration fees	68,413
Audit fees	23,587
Legal fees	22,991
Interest on collateral	32,044
Compensation of chief compliance officer	396
Other	28,287
Total expenses	7,532,433
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,600,183)
Expense reduction	(1,858)
Total net expenses	5,930,392
Net investment income	35,162,049
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,706,265
Investments — affiliated issuers	(1,514)
Foreign currency translations	(11,418)
Forward foreign currency exchange contracts	(54,991)
Futures contracts	25,359,572
Options purchased	2,453,001
Options contracts written	(7,101,039)
Swap contracts	(794,658)
Net realized gain	23,555,218
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	53,630,270
Foreign currency translations	5,416
Forward foreign currency exchange contracts	(268,807)
Futures contracts	(4,608,572)
Options purchased	1,433,880
Options contracts written	2,022,818
Swap contracts	(599,649)
Net change in unrealized appreciation (depreciation)	51,615,356
Net realized and unrealized gain	75,170,574
Net increase in net assets resulting from operations	$110,332,623
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Total Return Bond Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations
Net investment income	$35,162,049	$67,253,744
Net realized gain	23,555,218	9,159,220
Net change in unrealized appreciation (depreciation)	51,615,356	30,359,724
Net increase in net assets resulting from operations	110,332,623	106,772,688
Distributions to shareholders
Net investment income and net realized gains
Class A	(10,645,698)	(19,443,978)
Advisor Class	(283,863)	(314,908)
Class C	(216,394)	(448,557)
Institutional Class	(16,086,154)	(30,156,871)
Institutional 2 Class	(1,362,113)	(1,745,560)
Institutional 3 Class	(4,465,680)	(8,224,701)
Class R	(37,266)	(50,420)
Class T	—	(42,489)
Total distributions to shareholders	(33,097,168)	(60,427,484)
Decrease in net assets from capital stock activity	(7,072,115)	(143,216,188)
Total increase (decrease) in net assets	70,163,340	(96,870,984)
Net assets at beginning of period	2,005,604,908	2,102,475,892
Net assets at end of period	$2,075,768,248	$2,005,604,908
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	35

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2019 (Unaudited)		April 30, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	4,442,297	41,265,126	7,559,039	67,041,185
Distributions reinvested	1,110,247	10,363,296	2,133,543	18,929,795
Redemptions	(6,254,635)	(58,169,925)	(14,980,790)	(132,540,808)
Net decrease	(702,091)	(6,541,503)	(5,288,208)	(46,569,828)
Advisor Class
Subscriptions	495,463	4,608,400	1,230,103	10,880,473
Distributions reinvested	30,200	281,775	33,847	300,754
Redemptions	(235,490)	(2,186,845)	(336,846)	(2,984,554)
Net increase	290,173	2,703,330	927,104	8,196,673
Class C
Subscriptions	404,505	3,764,465	504,801	4,480,663
Distributions reinvested	21,214	198,025	46,505	412,518
Redemptions	(432,480)	(4,004,622)	(2,874,845)	(25,477,444)
Net decrease	(6,761)	(42,132)	(2,323,539)	(20,584,263)
Institutional Class
Subscriptions	23,224,587	216,507,870	29,142,509	257,585,685
Distributions reinvested	1,221,910	11,405,904	2,272,188	20,164,479
Redemptions	(23,677,255)	(220,685,478)	(43,911,963)	(386,614,607)
Net increase (decrease)	769,242	7,228,296	(12,497,266)	(108,864,443)
Institutional 2 Class
Subscriptions	1,010,099	9,315,065	6,174,021	54,216,625
Distributions reinvested	145,625	1,357,739	196,539	1,745,136
Redemptions	(1,317,601)	(12,163,910)	(1,033,214)	(9,142,479)
Net increase (decrease)	(161,877)	(1,491,106)	5,337,346	46,819,282
Institutional 3 Class
Subscriptions	1,086,815	10,073,200	2,048,449	18,078,155
Distributions reinvested	477,501	4,458,280	925,409	8,213,609
Redemptions	(2,551,386)	(23,757,791)	(5,272,364)	(46,454,241)
Net decrease	(987,070)	(9,226,311)	(2,298,506)	(20,162,477)
Class R
Subscriptions	51,283	473,110	119,639	1,061,686
Distributions reinvested	3,929	36,695	5,423	48,177
Redemptions	(22,808)	(212,494)	(47,463)	(418,780)
Net increase	32,404	297,311	77,599	691,083
Class T
Distributions reinvested	—	—	4,309	37,945
Redemptions	—	—	(316,508)	(2,780,160)
Net decrease	—	—	(312,199)	(2,742,215)
Total net decrease	(765,980)	(7,072,115)	(16,377,669)	(143,216,188)
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Total Return Bond Fund | Semiannual Report 2019

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Columbia Total Return Bond Fund | Semiannual Report 2019	37

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Six Months Ended 10/31/2019 (Unaudited)	$9.05	0.15	0.34	0.49	(0.14)	—	—	(0.14)
Year Ended 4/30/2019	$8.83	0.28	0.19	0.47	(0.25)	—	—	(0.25)
Year Ended 4/30/2018	$9.04	0.23	(0.22)	0.01	(0.21)	—	(0.01)	(0.22)
Year Ended 4/30/2017	$9.20	0.25	(0.04)	0.21	(0.23)	(0.14)	—	(0.37)
Year Ended 4/30/2016	$9.25	0.22	0.01(g)	0.23	(0.17)	(0.11)	—	(0.28)
Year Ended 4/30/2015	$9.15	0.23	0.09	0.32	(0.22)	—	—	(0.22)
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$9.04	0.16	0.34	0.50	(0.15)	—	—	(0.15)
Year Ended 4/30/2019	$8.82	0.31	0.19	0.50	(0.28)	—	—	(0.28)
Year Ended 4/30/2018	$9.02	0.25	(0.21)	0.04	(0.23)	—	(0.01)	(0.24)
Year Ended 4/30/2017	$9.18	0.26	(0.02)	0.24	(0.26)	(0.14)	—	(0.40)
Year Ended 4/30/2016	$9.24	0.24	0.00(g),(h)	0.24	(0.19)	(0.11)	—	(0.30)
Year Ended 4/30/2015	$9.14	0.25	0.10	0.35	(0.25)	—	—	(0.25)
Class C
Six Months Ended 10/31/2019 (Unaudited)	$9.05	0.12	0.34	0.46	(0.11)	—	—	(0.11)
Year Ended 4/30/2019	$8.83	0.21	0.20	0.41	(0.19)	—	—	(0.19)
Year Ended 4/30/2018	$9.04	0.16	(0.22)	(0.06)	(0.14)	—	(0.01)	(0.15)
Year Ended 4/30/2017	$9.20	0.18	(0.04)	0.14	(0.16)	(0.14)	—	(0.30)
Year Ended 4/30/2016	$9.25	0.15	0.01(g)	0.16	(0.10)	(0.11)	—	(0.21)
Year Ended 4/30/2015	$9.15	0.17	0.09	0.26	(0.16)	—	—	(0.16)
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$9.05	0.16	0.34	0.50	(0.15)	—	—	(0.15)
Year Ended 4/30/2019	$8.84	0.30	0.19	0.49	(0.28)	—	—	(0.28)
Year Ended 4/30/2018	$9.04	0.25	(0.21)	0.04	(0.23)	—	(0.01)	(0.24)
Year Ended 4/30/2017	$9.20	0.27	(0.03)	0.24	(0.26)	(0.14)	—	(0.40)
Year Ended 4/30/2016	$9.26	0.24	0.00(g),(h)	0.24	(0.19)	(0.11)	—	(0.30)
Year Ended 4/30/2015	$9.15	0.25	0.11	0.36	(0.25)	—	—	(0.25)
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$9.04	0.17	0.34	0.51	(0.16)	—	—	(0.16)
Year Ended 4/30/2019	$8.82	0.32	0.18	0.50	(0.28)	—	—	(0.28)
Year Ended 4/30/2018	$9.03	0.26	(0.22)	0.04	(0.24)	—	(0.01)	(0.25)
Year Ended 4/30/2017	$9.18	0.27	(0.02)	0.25	(0.26)	(0.14)	—	(0.40)
Year Ended 4/30/2016	$9.24	0.25	0.00(g),(h)	0.25	(0.20)	(0.11)	—	(0.31)
Year Ended 4/30/2015	$9.14	0.25	0.10	0.35	(0.25)	—	—	(0.25)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Total Return Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2019 (Unaudited)	$9.40	5.45%	0.91%(c),(d)	0.75%(c),(d),(e)	3.23%(c)	133%	$701,109
Year Ended 4/30/2019	$9.05	5.45%	0.91%(d)	0.86%(d),(e)	3.19%	262%	$681,416
Year Ended 4/30/2018	$8.83	0.08%	0.91%	0.86%(e)	2.51%	300%	$711,850
Year Ended 4/30/2017	$9.04	2.37%	0.89%(f)	0.84%(e),(f)	2.70%	379%	$820,441
Year Ended 4/30/2016	$9.20	2.58%	0.91%	0.86%(e)	2.39%	458%	$978,460
Year Ended 4/30/2015	$9.25	3.56%	0.92%	0.85%(e)	2.45%	316%	$1,248,168
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$9.39	5.59%	0.65%(c),(d)	0.50%(c),(d),(e)	3.48%(c)	133%	$18,584
Year Ended 4/30/2019	$9.04	5.72%	0.66%(d)	0.61%(d),(e)	3.53%	262%	$15,272
Year Ended 4/30/2018	$8.82	0.44%	0.66%	0.61%(e)	2.72%	300%	$6,726
Year Ended 4/30/2017	$9.02	2.63%	0.63%(f)	0.59%(e),(f)	2.87%	379%	$18,057
Year Ended 4/30/2016	$9.18	2.72%	0.66%	0.61%(e)	2.65%	458%	$8,265
Year Ended 4/30/2015	$9.24	3.82%	0.67%	0.60%(e)	2.70%	316%	$7,656
Class C
Six Months Ended 10/31/2019 (Unaudited)	$9.40	5.06%	1.66%(c),(d)	1.50%(c),(d),(e)	2.48%(c)	133%	$19,572
Year Ended 4/30/2019	$9.05	4.66%	1.66%(d)	1.61%(d),(e)	2.37%	262%	$18,905
Year Ended 4/30/2018	$8.83	(0.67%)	1.66%	1.61%(e)	1.75%	300%	$38,975
Year Ended 4/30/2017	$9.04	1.61%	1.64%(f)	1.59%(e),(f)	1.95%	379%	$49,380
Year Ended 4/30/2016	$9.20	1.81%	1.66%	1.61%(e)	1.65%	458%	$55,975
Year Ended 4/30/2015	$9.25	2.89%	1.67%	1.50%(e)	1.80%	316%	$60,605
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$9.40	5.59%	0.65%(c),(d)	0.50%(c),(d),(e)	3.48%(c)	133%	$993,221
Year Ended 4/30/2019	$9.05	5.60%	0.66%(d)	0.61%(d),(e)	3.42%	262%	$949,377
Year Ended 4/30/2018	$8.84	0.44%	0.66%	0.61%(e)	2.76%	300%	$1,037,101
Year Ended 4/30/2017	$9.04	2.63%	0.64%(f)	0.59%(e),(f)	2.94%	379%	$1,083,917
Year Ended 4/30/2016	$9.20	2.72%	0.66%	0.61%(e)	2.64%	458%	$1,078,815
Year Ended 4/30/2015	$9.26	3.93%	0.67%	0.60%(e)	2.69%	316%	$1,175,483
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$9.39	5.63%	0.58%(c),(d)	0.42%(c),(d)	3.56%(c)	133%	$81,655
Year Ended 4/30/2019	$9.04	5.81%	0.58%(d)	0.53%(d)	3.64%	262%	$80,083
Year Ended 4/30/2018	$8.82	0.38%	0.58%	0.55%	2.82%	300%	$31,099
Year Ended 4/30/2017	$9.03	2.79%	0.54%(f)	0.54%(f)	2.99%	379%	$27,782
Year Ended 4/30/2016	$9.18	2.80%	0.55%	0.54%	2.73%	458%	$22,621
Year Ended 4/30/2015	$9.24	3.89%	0.55%	0.54%	2.74%	316%	$21,580
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	39

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$9.05	0.17	0.34	0.51	(0.16)	—	—	(0.16)
Year Ended 4/30/2019	$8.84	0.32	0.18	0.50	(0.29)	—	—	(0.29)
Year Ended 4/30/2018	$9.04	0.26	(0.21)	0.05	(0.24)	—	(0.01)	(0.25)
Year Ended 4/30/2017	$9.20	0.24	0.01(g)	0.25	(0.27)	(0.14)	—	(0.41)
Year Ended 4/30/2016	$9.26	0.25	0.00(g),(h)	0.25	(0.20)	(0.11)	—	(0.31)
Year Ended 4/30/2015	$9.16	0.26	0.10	0.36	(0.26)	—	—	(0.26)
Class R
Six Months Ended 10/31/2019 (Unaudited)	$9.05	0.14	0.34	0.48	(0.13)	—	—	(0.13)
Year Ended 4/30/2019	$8.83	0.26	0.19	0.45	(0.23)	—	—	(0.23)
Year Ended 4/30/2018	$9.04	0.20	(0.21)	(0.01)	(0.19)	—	(0.01)	(0.20)
Year Ended 4/30/2017	$9.20	0.22	(0.03)	0.19	(0.21)	(0.14)	—	(0.35)
Year Ended 4/30/2016	$9.26	0.19	0.01(g)	0.20	(0.15)	(0.11)	—	(0.26)
Year Ended 4/30/2015	$9.15	0.20	0.11	0.31	(0.20)	—	—	(0.20)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R
04/30/2017	0.02%	0.02%	0.02%	0.02%	0.02%	0.01%	0.02%

(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(h)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Total Return Bond Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$9.40	5.65%	0.53%(c),(d)	0.37%(c),(d)	3.61%(c)	133%	$258,852
Year Ended 4/30/2019	$9.05	5.73%	0.53%(d)	0.49%(d)	3.56%	262%	$258,172
Year Ended 4/30/2018	$8.84	0.55%	0.52%	0.50%	2.85%	300%	$272,332
Year Ended 4/30/2017	$9.04	2.74%	0.50%(f)	0.50%(f)	2.70%	379%	$445,184
Year Ended 4/30/2016	$9.20	2.85%	0.50%	0.49%	2.77%	458%	$18,086
Year Ended 4/30/2015	$9.26	3.94%	0.50%	0.49%	2.80%	316%	$18,249
Class R
Six Months Ended 10/31/2019 (Unaudited)	$9.40	5.32%	1.16%(c),(d)	1.00%(c),(d),(e)	2.98%(c)	133%	$2,776
Year Ended 4/30/2019	$9.05	5.19%	1.16%(d)	1.11%(d),(e)	2.97%	262%	$2,380
Year Ended 4/30/2018	$8.83	(0.17%)	1.16%	1.11%(e)	2.24%	300%	$1,637
Year Ended 4/30/2017	$9.04	2.12%	1.14%(f)	1.09%(e),(f)	2.43%	379%	$2,284
Year Ended 4/30/2016	$9.20	2.21%	1.16%	1.11%(e)	2.13%	458%	$2,407
Year Ended 4/30/2015	$9.26	3.41%	1.17%	1.10%(e)	2.19%	316%	$2,769
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Total Return Bond Fund | Semiannual Report 2019	41

Notes to Financial Statements
October 31, 2019 (Unaudited)
Note 1. Organization
Columbia Total Return Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
42	Columbia Total Return Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
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Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
44	Columbia Total Return Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and wrote option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Cash collateral may be collected or posted by the Fund to secure certain over-the-counter option contract trades. Cash collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract
Columbia Total Return Bond Fund | Semiannual Report 2019	45

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption agreement will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of a purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
46	Columbia Total Return Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2019:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Upfront payments on swap contracts	3,170,421
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,096,787*
Interest rate risk	Investments, at value — Options purchased	1,285,710
Total		5,552,918

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,970,751*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	268,807
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,315,780*
Interest rate risk	Options contracts written, at value	952,736
Total		7,508,074

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Total Return Bond Fund | Semiannual Report 2019	47

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(651,988)	(651,988)
Foreign exchange risk	(54,991)	—	—	—	—	(54,991)
Interest rate risk	—	25,359,572	(7,101,039)	2,453,001	(142,670)	20,568,864
Total	(54,991)	25,359,572	(7,101,039)	2,453,001	(794,658)	19,861,885

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Options contracts written ($)	Options contracts purchased ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(599,649)	(599,649)
Foreign exchange risk	(268,807)	—	—	—	—	(268,807)
Interest rate risk	—	(4,608,572)	2,022,818	1,433,880	—	(1,151,874)
Total	(268,807)	(4,608,572)	2,022,818	1,433,880	(599,649)	(2,020,330)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	754,404,434
Futures contracts — short	51,723,796
Credit default swap contracts — buy protection	139,752,500

Derivative instrument	Average value ($)*
Options contracts — purchased	861,060
Options contracts — written	(476,368)

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	—	(134,404)
Interest rate swap contracts	—	(7,925)

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for
48	Columbia Total Return Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund will benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price.
For financial reporting and tax purposes, the Fund treats “to be announced” mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. These transactions may increase the Fund’s portfolio turnover rate. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations.
Columbia Total Return Bond Fund | Semiannual Report 2019	49

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2019:
	Citi ($)	Credit Suisse ($)	JPMorgan ($)	Morgan Stanley ($)(a)	Morgan Stanley ($)(a)	UBS ($)	Total ($)
Assets
Centrally cleared credit default swap contracts (b)	-	-	-	-	220,012	-	220,012
Options purchased calls	-	-	-	1,285,710	-	-	1,285,710
OTC credit default swap contracts (c)	665,239	134,301	268,602	134,301	-	-	1,202,443
Total assets	665,239	134,301	268,602	1,420,011	220,012	-	2,708,165
Liabilities
Forward foreign currency exchange contracts	-	-	-	-	-	268,807	268,807
Options contracts written	933,456	-	-	19,280	-	-	952,736
Total liabilities	933,456	-	-	19,280	-	268,807	1,221,543
Total financial and derivative net assets	(268,217)	134,301	268,602	1,400,731	220,012	(268,807)	1,486,622
Total collateral received (pledged) (d)	(268,217)	134,301	268,602	749,000	-	-	883,686
Net amount (e)	-	-	-	651,731	220,012	(268,807)	602,936

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(c)	Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.
(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
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Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Total Return Bond Fund | Semiannual Report 2019	51

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2019 was 0.49% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
52	Columbia Total Return Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended October 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.14
Institutional Class	0.14
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.14
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2019, these minimum account balance fees reduced total expenses of the Fund by $1,858.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class C and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder liaison services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Columbia Total Return Bond Fund | Semiannual Report 2019	53

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.50 - 1.00(a)	187,038
Class C	—	1.00(b)	697

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through August 31, 2020
Class A	0.75%
Advisor Class	0.50
Class C	1.50
Institutional Class	0.50
Institutional 2 Class	0.42
Institutional 3 Class	0.37
Class R	1.00
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,487,196,000	66,971,000	(41,286,000)	25,685,000
54	Columbia Total Return Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $3,211,949,125 and $3,155,422,724, respectively, for the six months ended October 31, 2019, of which $2,680,410,919 and $2,650,080,164, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2019.
Columbia Total Return Bond Fund | Semiannual Report 2019	55

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
High-yield investments risk
Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called "high-yield" or "junk" bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. However, it remains unclear if LIBOR will continue to exist in its current, or a modified, form. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate (SOFR), that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Questions around liquidity impacted by these rates, and how to appropriately adjust these rates at the time of transition, remain a concern for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will vary, and it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted and market practices become settled.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity.
56	Columbia Total Return Bond Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in the mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At October 31, 2019, one unaffiliated shareholder of record owned 13.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 60.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Total Return Bond Fund | Semiannual Report 2019	57

 Board Consideration and Approval of ManagementAgreement
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) with respect to Columbia Total Return Bond Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement.
In connection with their deliberations regarding the continuation of the Management Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Management Agreement, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Management Agreement at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Management Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
58	Columbia Total Return Bond Fund | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services, including an assessment of the Investment Manager’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Management Agreement
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager and its affiliates under the Management Agreement and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager and its affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager, which included consideration of the Investment Manager’s experience with funds using an investment strategy similar to that used by the Investment Manager for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the thirteenth, twelfth and eighth percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one-, three- and five-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager was sufficient, in light of other considerations, to support the continuation of the Management Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, the Fund’s actual management fee and net total expense ratio were both ranked in the fourth quintile (where the
Columbia Total Return Bond Fund | Semiannual Report 2019	59

Board Consideration and Approval of Management
Agreement  (continued)

lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement.
60	Columbia Total Return Bond Fund | Semiannual Report 2019

Board Consideration and Approval of Management
Agreement  (continued)

Other benefits to the Investment Manager
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement.
Columbia Total Return Bond Fund | Semiannual Report 2019	61

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Columbia Total Return Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR166_04_J01_(12/19)

SemiAnnual Report
October 31, 2019
Columbia Multi-Asset Income Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not FDIC Insured • No bank guarantee • May lose value

Columbia Multi-Asset Income Fund (the Fund) mails one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, and for reporting periods ended prior to March 31, 2019, on Form N-Q. The Fund’s Form N-Q and Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Multi-Asset Income Fund  |  Semiannual Report 2019

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income, with a secondary objective of total return.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2015
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended October 31, 2019)
		Inception	6 Months cumulative	1 Year	Life
Class A	Excluding sales charges	03/27/15	4.21	9.88	4.42
	Including sales charges		-0.76	4.63	3.32
Advisor Class		03/27/15	4.34	10.15	4.69
Class C	Excluding sales charges	03/27/15	3.82	9.06	3.64
	Including sales charges		2.82	8.06	3.64
Institutional Class		03/27/15	4.34	10.15	4.68
Institutional 2 Class		03/27/15	4.36	10.20	4.73
Institutional 3 Class*		03/01/17	4.40	10.29	4.61
Blended Benchmark			5.25	13.07	6.36
Bloomberg Barclays U.S. Aggregate Bond Index			5.71	11.51	3.01
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark is a weighted custom composite consisting of 60% Bloomberg Barclays U.S. Aggregate Bond Index and 40% S&P 500 Index. The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large capitalization U.S. stocks and its frequently used as a general measure of market performance.
The Bloomberg Barclays U.S. Aggregate Bond Index, is a broad-based benchmark that measures the investment-grade, U.S. dollar denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	3

Fund at a Glance   (continued)
(Unaudited)
Top 10 holdings (%) (at October 31, 2019)
SPDR Blackstone/GSO Senior Loan ETF	4.3
SPDR Bloomberg Barclays Convertible Securities ETF	4.0
iShares US Preferred Stock ETF	3.9
Wells Fargo Bank NA 04/06/2020 14.500%	3.7
Jefferies Group LLC/Capital Finance, Inc. 03/13/2020 12.940%	3.6
Morgan Stanley BV 02/06/2020 11.483%	3.5
Invesco S&P 500 High Dividend Low Volatility ETF	3.4
HSBC Bank USA NA 12/10/2019 13.400%	3.4
BNP Paribas Issuance BV 01/15/2020 12.880%	3.4
Bank of Montreal 11/07/2019 12.456%	3.2
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.
Portfolio breakdown (%) (at October 31, 2019)
Asset-Backed Securities — Non-Agency	2.6
Commercial Mortgage-Backed Securities - Non-Agency	1.1
Common Stocks	10.8
Convertible Bonds	0.0(a)
Convertible Preferred Stocks	0.6
Corporate Bonds & Notes	19.5
Equity-Linked Notes	19.0
Exchange-Traded Equity Funds	6.7
Exchange-Traded Fixed Income Funds	9.7
Foreign Government Obligations	11.0
Money Market Funds	8.1
Residential Mortgage-Backed Securities - Agency	0.8
Residential Mortgage-Backed Securities - Non-Agency	6.5
Senior Loans	0.6
Treasury Bills	0.1
U.S. Treasury Obligations	2.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.

4	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
May 1, 2019 — October 31, 2019
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,042.10	1,020.66	4.57	4.52	0.89
Advisor Class	1,000.00	1,000.00	1,043.40	1,021.92	3.29	3.25	0.64
Class C	1,000.00	1,000.00	1,038.20	1,016.89	8.40	8.31	1.64
Institutional Class	1,000.00	1,000.00	1,043.40	1,021.92	3.29	3.25	0.64
Institutional 2 Class	1,000.00	1,000.00	1,043.60	1,022.07	3.13	3.10	0.61
Institutional 3 Class	1,000.00	1,000.00	1,044.00	1,022.37	2.83	2.80	0.55
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 366.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	5

Portfolio of Investments
October 31, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 2.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ARES XLIV CLO Ltd.(a),(b)
Series 2017-44A Class D
3-month USD LIBOR + 6.550% 10/15/2029	8.551%	500,000	465,804
Avant Loans Funding Trust(a)
Subordinated Series 2018-B Class B
07/15/2022	4.110%	280,000	282,667
Conn’s Receivables Funding LLC(a)
Subordinated Series 2017-B Class B
04/15/2021	4.520%	8,545	8,552
Consumer Loan Underlying Bond CLUB Credit Trust(a)
Subordinated Series 2019-P2 Class B
10/15/2026	2.830%	300,000	299,764
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	300,000	303,475
Marlette Funding Trust(a)
Subordinated Series 2018-2A Class C
07/17/2028	4.370%	206,000	210,119
OZLM Funding Ltd.(a),(b)
Series 2012-1A Class DR2
3-month USD LIBOR + 6.670% 07/22/2029	8.623%	500,000	458,460
OZLM XXI(a),(b)
Series 2017-21A Class A2
3-month USD LIBOR + 1.450% 01/20/2031	3.416%	500,000	493,439
Prosper Marketplace Issuance Trust(a)
Series 2018-1A Class B
06/17/2024	3.900%	151,219	151,681
Series 2019-1A Class B
04/15/2025	4.030%	500,000	506,182
Subordinated Series 2017-1A Class C
06/15/2023	5.800%	285,501	289,790
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	612,054	618,536
Total Asset-Backed Securities — Non-Agency (Cost $4,142,811)			4,088,469

Commercial Mortgage-Backed Securities - Non-Agency 1.1%

Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	460,000	457,547
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	250,000	228,910
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilton U.S.A. Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.194%	100,000	101,504
Olympic Tower Mortgage Trust(a),(c)
Subordinated Series 2017-OT Class D
05/10/2039	3.945%	200,000	211,214
Progress Residential Trust(a)
Series 2019-SFR3 Class F
09/17/2036	3.867%	300,000	298,266
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	150,000	153,775
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class D
1-month USD LIBOR + 2.100% Floor 2.100% 02/15/2032	4.014%	250,000	250,594
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $1,633,090)			1,701,810

Common Stocks 10.7%
Issuer	Shares	Value ($)
Communication Services 0.5%
Diversified Telecommunication Services 0.5%
AT&T, Inc.	8,000	307,920
BCE, Inc.	2,300	109,135
Verizon Communications, Inc.	6,500	393,055
Total		810,110
Total Communication Services		810,110
Consumer Discretionary 0.4%
Automobiles 0.1%
General Motors Co.	2,800	104,048
Hotels, Restaurants & Leisure 0.2%
Extended Stay America, Inc.	3,800	53,998
Las Vegas Sands Corp.	1,400	86,576
McDonald’s Corp.	850	167,195
Six Flags Entertainment Corp.	1,000	42,190
Total		349,959
Multiline Retail 0.0%
Target Corp.	600	64,146
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Specialty Retail 0.1%
Home Depot, Inc. (The)	400	93,832
Textiles, Apparel & Luxury Goods 0.0%
Tapestry, Inc.	1,800	46,548
Total Consumer Discretionary		658,533
Consumer Staples 0.9%
Beverages 0.3%
Coca-Cola Co. (The)	2,500	136,075
PepsiCo, Inc.	2,000	274,340
Total		410,415
Food Products 0.1%
ConAgra Foods, Inc.	4,000	108,200
General Mills, Inc.	2,100	106,806
Total		215,006
Household Products 0.3%
Kimberly-Clark Corp.	600	79,728
Procter & Gamble Co. (The)	3,100	385,981
Total		465,709
Tobacco 0.2%
Philip Morris International, Inc.	4,200	342,048
Total Consumer Staples		1,433,178
Energy 0.7%
Oil, Gas & Consumable Fuels 0.7%
BP PLC, ADR	10,000	379,100
Chevron Corp.	3,100	360,034
Suncor Energy, Inc.	5,500	163,295
Valero Energy Corp.	1,100	106,678
Williams Companies, Inc. (The)	3,400	75,854
Total		1,084,961
Total Energy		1,084,961
Financials 1.0%
Banks 0.8%
Bank of America Corp.	4,000	125,080
BB&T Corp.	2,900	153,845
Citigroup, Inc.	3,800	273,068
JPMorgan Chase & Co.	2,800	349,776
Common Stocks (continued)
Issuer	Shares	Value ($)
PacWest Bancorp	1,600	59,184
Wells Fargo & Co.	5,200	268,476
Total		1,229,429
Capital Markets 0.1%
Ares Capital Corp.	3,000	54,900
Ashford, Inc.(d)	9	218
Morgan Stanley	1,900	87,495
Total		142,613
Insurance 0.1%
MetLife, Inc.	1,800	84,222
Principal Financial Group, Inc.	2,000	106,760
Prudential Financial, Inc.	1,000	91,140
Total		282,122
Total Financials		1,654,164
Health Care 0.8%
Biotechnology 0.2%
AbbVie, Inc.	2,400	190,920
Gilead Sciences, Inc.	1,700	108,307
Total		299,227
Pharmaceuticals 0.6%
Bristol-Myers Squibb Co.	2,400	137,688
Johnson & Johnson	2,600	343,304
Merck & Co., Inc.	3,300	285,978
Pfizer, Inc.	5,800	222,546
Total		989,516
Total Health Care		1,288,743
Industrials 0.4%
Aerospace & Defense 0.1%
Lockheed Martin Corp.	300	113,004
Air Freight & Logistics 0.1%
United Parcel Service, Inc., Class B	800	92,136
Airlines 0.0%
Delta Air Lines, Inc.	1,300	71,604
Industrial Conglomerates 0.0%
3M Co.	500	82,495
Machinery 0.1%
Caterpillar, Inc.	850	117,130

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	7

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 0.1%
Union Pacific Corp.	600	99,276
Total Industrials		575,645
Information Technology 0.9%
Communications Equipment 0.2%
Cisco Systems, Inc.	7,000	332,570
Electronic Equipment, Instruments & Components 0.1%
Corning, Inc.	4,000	118,520
IT Services 0.1%
International Business Machines Corp.	1,500	200,595
Semiconductors & Semiconductor Equipment 0.4%
Broadcom, Inc.	700	204,995
Intel Corp.	2,300	130,019
Lam Research Corp.	250	67,760
Maxim Integrated Products, Inc.	1,000	58,660
Texas Instruments, Inc.	1,400	165,186
Total		626,620
Technology Hardware, Storage & Peripherals 0.1%
Seagate Technology PLC	1,200	69,636
Western Digital Corp.	1,000	51,650
Total		121,286
Total Information Technology		1,399,591
Materials 0.1%
Chemicals 0.1%
Dow, Inc.	2,600	131,274
Nutrien Ltd.	2,300	109,917
Total		241,191
Total Materials		241,191
Real Estate 4.6%
Equity Real Estate Investment Trusts (REITS) 4.6%
Alexandria Real Estate Equities, Inc.	3,297	523,399
Americold Realty Trust	6,863	275,138
Armada Hoffler Properties, Inc.	2,413	45,220
Ashford Hospitality Trust, Inc.	5,369	14,657
Brandywine Realty Trust	3,493	53,373
Coresite Realty Corp.	766	90,005
Digital Realty Trust, Inc.	5,055	642,187
Common Stocks (continued)
Issuer	Shares	Value ($)
Duke Realty Corp.	4,407	154,862
EastGroup Properties, Inc.	1,752	234,680
EPR Properties	3,067	238,582
Four Corners Property Trust, Inc.	2,513	71,998
Front Yard Residential Corp.	4,982	61,627
Gaming and Leisure Properties, Inc.	5,758	232,393
GEO Group, Inc. (The)	5,248	79,875
Getty Realty Corp.	5,338	179,037
Gladstone Commercial Corp.	2,091	49,264
Healthcare Trust of America, Inc., Class A	4,641	143,871
Healthpeak Properties, Inc.	6,062	228,053
Highwoods Properties, Inc.	4,124	193,003
Host Hotels & Resorts, Inc.	7,641	125,236
Industrial Logistics Properties Trust	2,072	44,009
Lexington Realty Trust	15,727	171,110
Life Storage, Inc.	1,322	143,992
Medical Properties Trust, Inc.	17,115	354,794
Mid-America Apartment Communities, Inc.	1,085	150,804
Office Properties Income Trust	1,931	61,560
One Liberty Properties, Inc.	3,170	90,060
Outfront Media, Inc.	1,960	51,568
Pebblebrook Hotel Trust	3,185	81,886
Physicians Realty Trust	5,861	109,425
Retail Properties of America, Inc., Class A	5,012	68,965
RLJ Lodging Trust	2,081	34,149
RPT Realty	11,056	160,312
Sabra Health Care REIT, Inc.	8,344	205,262
Senior Housing Properties Trust	2,330	23,125
SITE Centers Corp.	15,821	245,700
Spirit Realty Capital, Inc.	3,075	153,258
STAG Industrial, Inc.	10,883	337,808
STORE Capital Corp.	4,651	188,366
Sun Communities, Inc.	1,439	234,053
UDR, Inc.	3,064	153,966
Ventas, Inc.	2,102	136,840
Washington Prime Group, Inc.	33,614	141,851
WP Carey, Inc.	2,259	207,964
Total		7,187,287
Total Real Estate		7,187,287

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.4%
Electric Utilities 0.3%
American Electric Power Co., Inc.	600	56,634
Edison International	1,300	81,770
Entergy Corp.	1,000	121,480
Xcel Energy, Inc.	1,800	114,318
Total		374,202
Multi-Utilities 0.1%
Ameren Corp.	1,400	108,780
NiSource, Inc.	3,000	84,120
Total		192,900
Total Utilities		567,102
Total Common Stocks (Cost $14,705,740)		16,900,505

Convertible Bonds 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Life Insurance 0.0%
AXA SA(a)
05/15/2021	7.250%	75,000	78,025
Total Convertible Bonds (Cost $76,975)			78,025

Convertible Preferred Stocks 0.6%
Issuer		Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	1,800	111,173
Danaher Corp.	4.750%	100	110,000
Total			221,173
Total Health Care			221,173
Industrials 0.1%
Machinery 0.1%
Fortive Corp.	5.000%	100	90,501
Total Industrials			90,501
Information Technology 0.1%
Semiconductors & Semiconductor Equipment 0.1%
Broadcom, Inc.	8.000%	100	108,400
Total Information Technology			108,400
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Real Estate 0.0%
Equity Real Estate Investment Trusts (REITS) 0.0%
Crown Castle International Corp.	6.875%	70	87,167
Total Real Estate			87,167
Utilities 0.3%
Electric Utilities 0.1%
American Electric Power Co., Inc.	6.125%	2,000	109,805
Southern Co. (The)	6.750%	1,100	58,300
Total			168,105
Multi-Utilities 0.1%
CenterPoint Energy, Inc.	7.000%	1,100	56,405
Dominion Energy, Inc.	7.250%	800	85,520
DTE Energy Co.	6.250%	1,050	53,238
Total			195,163
Water Utilities 0.1%
Aqua America, Inc.	6.000%	900	54,368
Total Utilities			417,636
Total Convertible Preferred Stocks (Cost $876,061)			924,877

Corporate Bonds & Notes 19.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Bombardier, Inc.(a)
10/15/2022	6.000%	18,000	17,554
12/01/2024	7.500%	22,000	21,352
03/15/2025	7.500%	55,000	52,598
04/15/2027	7.875%	46,000	43,293
TransDigm, Inc.
07/15/2024	6.500%	46,000	47,497
05/15/2025	6.500%	85,000	87,967
06/15/2026	6.375%	170,000	177,134
03/15/2027	7.500%	34,000	36,554
TransDigm, Inc.(a)
03/15/2026	6.250%	233,000	249,595
TransDigm, Inc.(a),(e)
11/15/2027	5.500%	146,000	145,476
Total			879,020
Automotive 0.1%
Delphi Technologies PLC(a)
10/01/2025	5.000%	40,000	34,713

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	9

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IAA Spinco, Inc.(a)
06/15/2027	5.500%	16,000	17,161
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	29,000	30,689
05/15/2027	8.500%	45,000	45,336
Total			127,899
Banking 0.2%
Ally Financial, Inc.
05/19/2022	4.625%	12,000	12,571
03/30/2025	4.625%	113,000	122,875
11/01/2031	8.000%	68,000	94,839
Total			230,285
Brokerage/Asset Managers/Exchanges 0.1%
NFP Corp.(a)
07/15/2025	6.875%	109,000	107,435
Building Materials 0.5%
American Builders & Contractors Supply Co., Inc.(a)
12/15/2023	5.750%	132,000	136,176
05/15/2026	5.875%	104,000	109,302
01/15/2028	4.000%	67,000	66,849
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	156,000	153,447
11/15/2026	4.500%	46,000	46,917
Cemex SAB de CV(a)
05/05/2025	6.125%	200,000	207,086
Core & Main LP(a)
08/15/2025	6.125%	82,000	83,551
James Hardie International Finance DAC(a)
01/15/2028	5.000%	48,000	50,271
Total			853,599
Cable and Satellite 1.7%
CCO Holdings LLC/Capital Corp.(a)
04/01/2024	5.875%	60,000	62,550
02/15/2026	5.750%	47,000	49,711
05/01/2026	5.500%	87,000	91,651
05/01/2027	5.125%	39,000	41,090
02/01/2028	5.000%	180,000	188,294
03/01/2030	4.750%	106,000	108,102
CSC Holdings LLC(a)
10/15/2025	6.625%	148,000	157,670
10/15/2025	10.875%	62,000	69,965
05/15/2026	5.500%	84,000	88,713
02/01/2028	5.375%	62,000	65,674
04/01/2028	7.500%	26,000	29,342
02/01/2029	6.500%	221,000	247,237
01/15/2030	5.750%	50,000	52,514
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
06/01/2021	6.750%	66,000	69,317
11/15/2024	5.875%	21,000	21,039
07/01/2026	7.750%	250,000	252,571
Intelsat Jackson Holdings SA
08/01/2023	5.500%	33,000	30,843
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	88,000	88,670
Quebecor Media, Inc.
01/15/2023	5.750%	40,000	43,295
Radiate HoldCo LLC/Finance, Inc.(a)
02/15/2023	6.875%	23,000	23,462
02/15/2025	6.625%	64,000	64,946
Sirius XM Radio, Inc.(a)
07/15/2024	4.625%	35,000	36,587
04/15/2025	5.375%	82,000	85,365
07/15/2026	5.375%	57,000	60,123
08/01/2027	5.000%	6,000	6,300
Viasat, Inc.(a)
04/15/2027	5.625%	27,000	28,476
Videotron Ltd.
07/15/2022	5.000%	55,000	58,231
Virgin Media Finance PLC(a)
10/15/2024	6.000%	284,000	292,854
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	30,000	31,875
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	87,000	91,423
Ziggo BV(a)
01/15/2027	5.500%	182,000	191,666
Total			2,729,556
Chemicals 0.9%
Alpha 2 BV(a),(f)
06/01/2023	8.750%	71,000	70,007
Angus Chemical Co.(a)
02/15/2023	8.750%	74,000	74,077
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	69,000	69,452
Axalta Coating Systems LLC(a)
08/15/2024	4.875%	64,000	66,430
Braskem Netherlands Finance BV(a),(e)
01/31/2050	5.875%	200,000	198,667
CF Industries, Inc.
03/15/2034	5.150%	23,000	24,431
03/15/2044	5.375%	11,000	11,283

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chemours Co. (The)
05/15/2023	6.625%	16,000	15,928
05/15/2025	7.000%	48,000	46,309
05/15/2027	5.375%	15,000	13,348
INEOS Group Holdings SA(a)
08/01/2024	5.625%	91,000	93,216
Platform Specialty Products Corp.(a)
12/01/2025	5.875%	182,000	190,235
PQ Corp.(a)
11/15/2022	6.750%	122,000	126,276
12/15/2025	5.750%	80,000	82,849
SPCM SA(a)
09/15/2025	4.875%	44,000	45,518
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	183,000	183,896
WR Grace & Co.(a)
10/01/2021	5.125%	60,000	62,224
Total			1,374,146
Construction Machinery 0.3%
H&E Equipment Services, Inc.
09/01/2025	5.625%	75,000	78,826
Herc Holdings, Inc.(a)
07/15/2027	5.500%	69,000	72,091
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	80,000	83,535
United Rentals North America, Inc.
10/15/2025	4.625%	30,000	30,683
12/15/2026	6.500%	60,000	65,003
05/15/2027	5.500%	95,000	100,344
01/15/2028	4.875%	58,000	59,876
United Rentals North America, Inc.(e)
11/15/2027	3.875%	22,000	22,247
Total			512,605
Consumer Cyclical Services 0.3%
APX Group, Inc.
12/01/2020	8.750%	26,000	25,660
12/01/2022	7.875%	124,000	123,817
09/01/2023	7.625%	53,000	46,829
APX Group, Inc.(a)
11/01/2024	8.500%	51,000	50,696
CoreCivic, Inc.
04/01/2020	4.125%	44,000	44,101
frontdoor, Inc.(a)
08/15/2026	6.750%	27,000	29,567
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
11/01/2023	7.500%	86,000	87,607
Total			408,277
Consumer Products 0.3%
Energizer Holdings, Inc.(a)
07/15/2026	6.375%	29,000	30,908
01/15/2027	7.750%	61,000	67,512
Mattel, Inc.(a)
12/31/2025	6.750%	43,000	45,014
Mattel, Inc.
11/01/2041	5.450%	15,000	11,994
Prestige Brands, Inc.(a)
03/01/2024	6.375%	96,000	100,168
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	2,000	2,112
Scotts Miracle-Gro Co. (The)(a)
10/15/2029	4.500%	41,000	41,210
Spectrum Brands, Inc.
12/15/2024	6.125%	88,000	91,113
Valvoline, Inc.
07/15/2024	5.500%	87,000	90,469
08/15/2025	4.375%	59,000	60,082
Total			540,582
Diversified Manufacturing 0.4%
BWX Technologies, Inc.(a)
07/15/2026	5.375%	21,000	22,256
CFX Escrow Corp.(a)
02/15/2024	6.000%	18,000	19,151
02/15/2026	6.375%	22,000	23,819
Gates Global LLC/Co.(a)
07/15/2022	6.000%	155,000	154,800
General Electric Co.(g)
Junior Subordinated
12/31/2049	5.000%	63,000	60,814
MTS Systems Corp.(a)
08/15/2027	5.750%	16,000	16,788
Resideo Funding, Inc.(a)
11/01/2026	6.125%	60,000	60,443
SPX FLOW, Inc.(a)
08/15/2024	5.625%	13,000	13,538
08/15/2026	5.875%	48,000	50,420
Stevens Holding Co., Inc.(a)
10/01/2026	6.125%	33,000	35,459
TriMas Corp.(a)
10/15/2025	4.875%	9,000	9,190

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	11

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Welbilt, Inc.
02/15/2024	9.500%	23,000	24,589
WESCO Distribution, Inc.
06/15/2024	5.375%	64,000	66,240
Zekelman Industries, Inc.(a)
06/15/2023	9.875%	12,000	12,640
Total			570,147
Electric 0.9%
AES Corp. (The)
03/15/2023	4.500%	53,000	54,413
05/15/2026	6.000%	18,000	19,242
09/01/2027	5.125%	63,000	67,671
Calpine Corp.
02/01/2024	5.500%	66,000	66,631
Calpine Corp.(a)
06/01/2026	5.250%	46,000	47,817
Clearway Energy Operating LLC
08/15/2024	5.375%	135,000	137,050
10/15/2025	5.750%	91,000	93,439
09/15/2026	5.000%	42,000	41,998
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	44,000	45,396
09/15/2027	4.500%	96,000	98,438
NRG Energy, Inc.
05/15/2026	7.250%	16,000	17,543
01/15/2027	6.625%	109,000	118,517
01/15/2028	5.750%	11,000	11,976
NRG Energy, Inc.(a)
06/15/2029	5.250%	59,000	63,791
Pattern Energy Group, Inc.(a)
02/01/2024	5.875%	87,000	89,608
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	87,000	91,988
01/15/2030	4.750%	68,000	70,292
Vistra Energy Corp.
11/01/2024	7.625%	21,000	21,801
Vistra Operations Co. LLC(a)
09/01/2026	5.500%	30,000	31,718
02/15/2027	5.625%	97,000	103,321
07/31/2027	5.000%	59,000	61,090
Total			1,353,740
Environmental 0.1%
Clean Harbors, Inc.(a)
07/15/2027	4.875%	23,000	24,017
07/15/2029	5.125%	16,000	16,991
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GFL Environmental, Inc.(a)
05/01/2022	5.625%	45,000	46,160
03/01/2023	5.375%	20,000	20,742
05/01/2027	8.500%	84,000	92,471
Hulk Finance Corp.(a)
06/01/2026	7.000%	15,000	15,969
Total			216,350
Finance Companies 0.5%
Global Aircraft Leasing Co., Ltd.(a),(f)
09/15/2024	6.500%	87,000	89,136
Navient Corp.
03/25/2020	8.000%	2,000	2,043
10/26/2020	5.000%	99,000	100,866
07/26/2021	6.625%	39,000	41,295
06/15/2022	6.500%	82,000	88,150
06/15/2026	6.750%	30,000	31,343
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	81,000	78,777
Quicken Loans, Inc.(a)
05/01/2025	5.750%	130,000	134,060
01/15/2028	5.250%	49,000	50,398
Springleaf Finance Corp.
03/15/2023	5.625%	42,000	45,161
03/15/2024	6.125%	58,000	63,395
03/15/2025	6.875%	54,000	61,110
03/15/2026	7.125%	14,000	15,974
Total			801,708
Food and Beverage 0.5%
B&G Foods, Inc.
04/01/2025	5.250%	49,000	50,023
09/15/2027	5.250%	39,000	38,856
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	11,000	11,607
FAGE International SA/U.S.A. Dairy Industry, Inc.(a)
08/15/2026	5.625%	51,000	46,267
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	25,000	26,362
11/01/2026	4.875%	60,000	63,233
Performance Food Group, Inc.(a)
10/15/2027	5.500%	49,000	51,935
Post Holdings, Inc.(a)
03/01/2025	5.500%	24,000	25,177
08/15/2026	5.000%	117,000	121,803
03/01/2027	5.750%	170,000	180,838
01/15/2028	5.625%	39,000	41,773
12/15/2029	5.500%	57,000	60,128
Total			718,002

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 0.9%
Boyd Gaming Corp.
05/15/2023	6.875%	68,000	70,497
04/01/2026	6.375%	25,000	26,609
08/15/2026	6.000%	11,000	11,660
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	61,000	62,411
Eldorado Resorts, Inc.
04/01/2025	6.000%	71,000	74,836
09/15/2026	6.000%	45,000	49,432
International Game Technology PLC(a)
02/15/2022	6.250%	148,000	156,570
02/15/2025	6.500%	91,000	101,381
01/15/2027	6.250%	8,000	8,949
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%	77,000	78,733
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	21,000	23,206
09/01/2026	4.500%	27,000	28,709
01/15/2028	4.500%	24,000	25,261
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
02/01/2027	5.750%	49,000	55,178
MGM Resorts International
12/15/2021	6.625%	98,000	106,282
03/15/2023	6.000%	92,000	101,610
Scientific Games International, Inc.
12/01/2022	10.000%	69,000	71,086
Scientific Games International, Inc.(a)
10/15/2025	5.000%	108,000	111,153
03/15/2026	8.250%	85,000	90,066
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%	46,000	49,526
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	75,000	79,893
Wynn Resorts Finance LLC/Capital Corp.(a)
10/01/2029	5.125%	27,000	28,246
Total			1,411,294
Health Care 1.2%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	32,000	32,344
02/15/2023	5.625%	33,000	33,584
03/01/2024	6.500%	39,000	40,532
AMN Healthcare, Inc.(a)
10/01/2027	4.625%	14,000	14,258
Avantor, Inc.(a)
10/01/2025	9.000%	84,000	93,956
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	94,000	96,186
Charles River Laboratories International, Inc.(a)
04/01/2026	5.500%	25,000	26,682
05/01/2028	4.250%	22,000	22,416
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	68,000	66,339
DaVita, Inc.
07/15/2024	5.125%	29,000	29,668
Encompass Health Corp.
02/01/2028	4.500%	27,000	27,690
02/01/2030	4.750%	27,000	27,793
HCA, Inc.
02/01/2025	5.375%	137,000	150,553
02/15/2026	5.875%	40,000	44,990
09/01/2028	5.625%	45,000	50,560
02/01/2029	5.875%	44,000	49,828
Hill-Rom Holdings, Inc.(a)
02/15/2025	5.000%	42,000	43,672
Hologic, Inc.(a)
10/15/2025	4.375%	15,000	15,383
MPH Acquisition Holdings LLC(a)
06/01/2024	7.125%	60,000	55,561
PAREXEL International Corp.(a)
09/01/2025	6.375%	35,000	33,427
Select Medical Corp.(a)
08/15/2026	6.250%	75,000	79,867
Sotera Health Holdings LLC(a)
05/15/2023	6.500%	129,000	131,888
Teleflex, Inc.
06/01/2026	4.875%	12,000	12,602
Tenet Healthcare Corp.
04/01/2022	8.125%	27,000	29,214
06/15/2023	6.750%	26,000	27,540
07/15/2024	4.625%	87,000	89,717
05/01/2025	5.125%	71,000	72,656
08/01/2025	7.000%	59,000	61,069
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	105,000	108,767
02/01/2027	6.250%	113,000	119,334
11/01/2027	5.125%	185,000	193,226
Total			1,881,302
Healthcare Insurance 0.2%
Centene Corp.
02/15/2024	6.125%	126,000	131,215
Centene Corp.(a)
06/01/2026	5.375%	133,000	140,641

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	13

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WellCare Health Plans, Inc.
04/01/2025	5.250%	98,000	102,675
Total			374,531
Home Construction 0.4%
Lennar Corp.
04/30/2024	4.500%	137,000	144,600
11/15/2024	5.875%	121,000	135,005
Meritage Homes Corp.
04/01/2022	7.000%	72,000	78,891
06/01/2025	6.000%	59,000	66,396
06/06/2027	5.125%	28,000	30,254
Taylor Morrison Communities, Inc.(a)
01/15/2028	5.750%	46,000	50,933
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	24,000	25,991
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	30,000	32,181
Total			564,251
Independent Energy 1.0%
California Resources Corp.(a)
12/15/2022	8.000%	27,000	8,370
Callon Petroleum Co.
10/01/2024	6.125%	20,000	19,045
07/01/2026	6.375%	134,000	124,872
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	96,000	90,198
Centennial Resource Production LLC(a)
01/15/2026	5.375%	54,000	50,719
04/01/2027	6.875%	60,000	58,133
Chesapeake Energy Corp.
10/01/2026	7.500%	88,000	54,425
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	155,000	151,699
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	28,000	29,497
Indigo Natural Resources LLC(a)
02/15/2026	6.875%	14,000	12,793
Jagged Peak Energy LLC
05/01/2026	5.875%	76,000	77,051
Matador Resources Co.
09/15/2026	5.875%	148,000	142,101
MEG Energy Corp.(a)
01/15/2025	6.500%	19,000	19,756
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Parsley Energy LLC/Finance Corp.(a)
06/01/2024	6.250%	31,000	32,275
01/15/2025	5.375%	49,000	50,398
08/15/2025	5.250%	72,000	73,801
10/15/2027	5.625%	96,000	99,356
PDC Energy, Inc.
09/15/2024	6.125%	46,000	44,636
05/15/2026	5.750%	17,000	15,702
QEP Resources, Inc.
03/01/2026	5.625%	63,000	56,637
Range Resources Corp.
08/15/2022	5.000%	52,000	48,167
SM Energy Co.
06/01/2025	5.625%	19,000	16,123
09/15/2026	6.750%	107,000	91,868
01/15/2027	6.625%	15,000	12,710
WPX Energy, Inc.
09/15/2024	5.250%	80,000	80,837
06/01/2026	5.750%	68,000	68,567
10/15/2027	5.250%	81,000	78,738
Total			1,608,474
Leisure 0.2%
Live Nation Entertainment, Inc.(a)
06/15/2022	5.375%	29,000	29,390
11/01/2024	4.875%	41,000	42,495
03/15/2026	5.625%	24,000	25,640
10/15/2027	4.750%	45,000	46,909
LTF Merger Sub, Inc.(a)
06/15/2023	8.500%	37,000	37,925
Viking Cruises Ltd.(a)
09/15/2027	5.875%	61,000	64,897
Total			247,256
Lodging 0.0%
Hilton Domestic Operating Co., Inc.
09/01/2024	4.250%	35,000	35,623
Marriott Ownership Resorts, Inc.(a)
01/15/2028	4.750%	17,000	17,388
Total			53,011
Media and Entertainment 1.0%
Clear Channel Worldwide Holdings, Inc.(a)
02/15/2024	9.250%	146,000	160,711
08/15/2027	5.125%	90,000	93,817
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	64,000	66,918
08/15/2027	6.625%	47,000	48,461

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
iHeartCommunications, Inc.
05/01/2026	6.375%	34,638	37,264
05/01/2027	8.375%	170,006	182,373
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	26,000	26,849
Lamar Media Corp.
01/15/2024	5.375%	44,000	45,162
Match Group, Inc.
06/01/2024	6.375%	85,000	89,617
Netflix, Inc.
02/15/2025	5.875%	49,000	54,023
04/15/2028	4.875%	177,000	182,805
11/15/2028	5.875%	77,000	84,855
Netflix, Inc.(a)
05/15/2029	6.375%	32,000	35,871
11/15/2029	5.375%	92,000	96,914
06/15/2030	4.875%	68,000	68,761
Outfront Media Capital LLC/Corp.
02/15/2024	5.625%	72,000	74,073
03/15/2025	5.875%	44,000	45,411
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	21,000	22,012
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	26,000	26,684
TEGNA, Inc.(a)
09/15/2029	5.000%	68,000	68,969
Total			1,511,550
Metals and Mining 0.7%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	81,000	85,308
Big River Steel LLC/Finance Corp.(a)
09/01/2025	7.250%	99,000	101,679
Constellium NV(a)
03/01/2025	6.625%	48,000	50,257
02/15/2026	5.875%	142,000	147,864
Freeport-McMoRan, Inc.
03/01/2022	3.550%	19,000	19,158
11/14/2024	4.550%	166,000	172,571
09/01/2029	5.250%	46,000	46,853
03/15/2043	5.450%	146,000	135,764
HudBay Minerals, Inc.(a)
01/15/2023	7.250%	33,000	34,076
01/15/2025	7.625%	139,000	141,607
Novelis Corp.(a)
08/15/2024	6.250%	30,000	31,470
09/30/2026	5.875%	175,000	184,006
Total			1,150,613
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.9%
Antero Midstream Partners LP/Finance Corp.(a)
03/01/2027	5.750%	41,000	30,970
Cheniere Energy Partners LP
10/01/2026	5.625%	83,000	87,688
Cheniere Energy Partners LP(a)
10/01/2029	4.500%	113,000	115,188
DCP Midstream Operating LP
03/15/2023	3.875%	19,000	19,253
05/15/2029	5.125%	127,000	128,634
04/01/2044	5.600%	41,000	38,650
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	55,000	54,871
Holly Energy Partners LP/Finance Corp.(a)
08/01/2024	6.000%	143,000	149,287
NuStar Logistics LP
06/01/2026	6.000%	35,000	37,621
04/28/2027	5.625%	58,000	60,561
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	74,000	74,393
Sunoco LP/Finance Corp.
01/15/2023	4.875%	27,000	27,710
02/15/2026	5.500%	75,000	77,636
Tallgrass Energy Partners LP/Finance Corp.(a)
09/15/2024	5.500%	14,000	13,632
01/15/2028	5.500%	66,000	62,144
Targa Resources Partners LP/Finance Corp.
11/15/2023	4.250%	32,000	32,190
02/01/2027	5.375%	135,000	139,027
01/15/2028	5.000%	203,000	201,489
Targa Resources Partners LP/Finance Corp.(a)
07/15/2027	6.500%	15,000	16,066
01/15/2029	6.875%	25,000	26,934
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	95,000	91,102
Total			1,485,046
Oil Field Services 0.3%
Apergy Corp.
05/01/2026	6.375%	86,000	84,482
Calfrac Holdings LP(a)
06/15/2026	8.500%	38,000	16,344
Diamond Offshore Drilling, Inc.
08/15/2025	7.875%	30,000	23,939
Nabors Industries, Inc.
02/01/2025	5.750%	128,000	95,256
Rowan Companies, Inc.
01/15/2024	4.750%	41,000	24,418

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	15

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SESI LLC
09/15/2024	7.750%	29,000	16,416
Transocean Guardian Ltd.(a)
01/15/2024	5.875%	21,360	21,391
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	16,910	16,971
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	25,000	25,237
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	68,000	67,320
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	63,000	63,238
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%	14,000	14,096
Total			469,108
Other Financial Institutions 0.0%
Icahn Enterprises LP/Finance Corp.
02/01/2022	6.250%	33,000	33,876
Other Industry 0.1%
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	90,000	94,074
Other REIT 0.2%
CyrusOne LP/Finance Corp.
03/15/2024	5.000%	42,000	43,281
03/15/2027	5.375%	103,000	109,929
iStar, Inc.
04/01/2022	6.000%	54,000	55,690
Ryman Hospitality Properties, Inc.(a)
10/15/2027	4.750%	40,000	41,365
Total			250,265
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings U.S.A., Inc.(a)
05/15/2023	4.625%	39,000	39,889
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
02/15/2025	6.000%	92,000	96,645
08/15/2027	5.250%	124,000	126,811
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	33,000	34,689
Berry Global, Inc.
05/15/2022	5.500%	30,000	30,441
10/15/2022	6.000%	57,000	58,010
07/15/2023	5.125%	116,000	118,907
Berry Global, Inc.(a)
02/15/2026	4.500%	18,000	18,108
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BWAY Holding Co.(a)
04/15/2024	5.500%	107,000	110,107
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	48,000	45,338
Novolex(a)
01/15/2025	6.875%	23,000	21,694
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	87,220	87,527
02/15/2021	6.875%	16,287	16,308
Reynolds Group Issuer, Inc./LLC(a)
07/15/2024	7.000%	99,000	102,589
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	50,000	52,368
08/15/2027	8.500%	29,000	30,879
Total			990,310
Pharmaceuticals 0.5%
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	19,000	19,912
04/15/2025	6.125%	285,000	296,298
11/01/2025	5.500%	50,000	52,174
04/01/2026	9.250%	49,000	55,481
01/31/2027	8.500%	63,000	70,787
Catalent Pharma Solutions, Inc.(a)
01/15/2026	4.875%	45,000	46,452
07/15/2027	5.000%	17,000	17,709
Eagle Holding Co. II LLC(a),(f)
05/15/2022	7.750%	60,000	60,900
Endo Dac/Finance LLC/Finco, Inc.(a)
07/15/2023	6.000%	47,000	31,061
Endo Dac/Finance LLC/Finco, Inc.(a),(g)
02/01/2025	6.000%	13,000	8,186
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(a)
08/01/2023	6.375%	120,000	124,200
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	57,000	54,490
Total			837,650
Property & Casualty 0.1%
Acrisure LLC/Finance, Inc.(a)
02/15/2024	8.125%	20,000	21,223
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	66,000	68,602
HUB International Ltd.(a)
05/01/2026	7.000%	99,000	101,970
USI, Inc.(a)
05/01/2025	6.875%	30,000	30,581
Total			222,376

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.1%
BNSF Funding Trust I(g)
Junior Subordinated
12/15/2055	6.613%	155,000	172,294
Restaurants 0.2%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%	138,000	141,631
01/15/2028	3.875%	34,000	34,194
IRB Holding Corp.(a)
02/15/2026	6.750%	122,000	124,135
Yum! Brands, Inc.(a)
01/15/2030	4.750%	35,000	36,698
Total			336,658
Retailers 0.3%
Cencosud SA(a)
02/12/2045	6.625%	200,000	219,060
Hanesbrands, Inc.(a)
05/15/2024	4.625%	27,000	28,371
05/15/2026	4.875%	27,000	28,526
L Brands, Inc.
06/15/2029	7.500%	32,000	31,775
11/01/2035	6.875%	31,000	26,356
PetSmart, Inc.(a)
03/15/2023	7.125%	84,000	78,480
06/01/2025	5.875%	94,000	92,735
Total			505,303
Supermarkets 0.1%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	28,000	29,013
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
03/15/2026	7.500%	35,000	39,022
02/15/2028	5.875%	71,000	76,082
Total			144,117
Technology 1.3%
Ascend Learning LLC(a)
08/01/2025	6.875%	51,000	53,424
08/01/2025	6.875%	47,000	49,181
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	16,000	14,936
Camelot Finance SA(a)
11/01/2026	4.500%	45,000	45,481
CDK Global, Inc.
06/01/2027	4.875%	100,000	104,931
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CommScope Finance LLC(a)
03/01/2024	5.500%	43,000	43,631
03/01/2026	6.000%	50,000	51,370
03/01/2027	8.250%	12,000	11,360
CommScope Technologies LLC(a)
06/15/2025	6.000%	72,000	64,040
Ensemble S Merger Sub, Inc.(a)
09/30/2023	9.000%	20,000	20,557
Equinix, Inc.
01/01/2022	5.375%	120,000	122,380
Gartner, Inc.(a)
04/01/2025	5.125%	132,000	138,377
Genesys Telecommunications Laboratories, Inc./Greeneden Lux 3 Sarl/U.S. Holdings I LLC(a)
11/30/2024	10.000%	71,000	76,673
Informatica LLC(a)
07/15/2023	7.125%	75,000	76,266
Iron Mountain, Inc.
08/15/2024	5.750%	96,000	96,967
Iron Mountain, Inc.(a)
09/15/2029	4.875%	79,000	80,745
MSCI, Inc.(a)
11/15/2024	5.250%	70,000	72,087
NCR Corp.
07/15/2022	5.000%	44,000	44,439
12/15/2023	6.375%	98,000	100,448
NCR Corp.(a)
09/01/2027	5.750%	44,000	45,003
09/01/2029	6.125%	58,000	60,807
PTC, Inc.
05/15/2024	6.000%	72,000	76,230
Qorvo, Inc.(a)
10/15/2029	4.375%	43,000	43,264
Qualitytech LP/QTS Finance Corp.(a)
11/15/2025	4.750%	110,000	114,505
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	101,000	113,421
Sensata Technologies, Inc.(a)
02/15/2030	4.375%	21,000	21,185
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	6.750%	98,000	100,499
VeriSign, Inc.
05/01/2023	4.625%	104,000	105,794
Verscend Escrow Corp.(a)
08/15/2026	9.750%	71,000	75,723
Total			2,023,724

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	17

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transportation Services 0.2%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	101,000	104,030
Hertz Corp. (The)(a)
06/01/2022	7.625%	116,000	120,726
10/15/2024	5.500%	61,000	60,646
08/01/2026	7.125%	51,000	52,642
XPO Logistics, Inc.(a)
06/15/2022	6.500%	42,000	42,881
Total			380,925
Wireless 1.0%
Altice France SA(a)
05/01/2026	7.375%	229,000	245,202
02/01/2027	8.125%	58,000	64,316
01/15/2028	5.500%	88,000	89,623
Altice Luxembourg SA(a)
05/15/2027	10.500%	85,000	96,022
SBA Communications Corp.
09/01/2024	4.875%	226,000	234,731
Sprint Communications, Inc.(a)
03/01/2020	7.000%	158,000	160,238
Sprint Corp.
06/15/2024	7.125%	242,000	262,648
02/15/2025	7.625%	53,000	58,313
03/01/2026	7.625%	59,000	65,374
T-Mobile U.S.A., Inc.
03/01/2025	6.375%	87,000	90,392
01/15/2026	6.500%	145,000	155,410
02/01/2026	4.500%	50,000	51,602
02/01/2028	4.750%	62,000	65,344
Total			1,639,215
Wirelines 0.4%
CenturyLink, Inc.
03/15/2022	5.800%	86,000	90,839
04/01/2025	5.625%	189,000	199,384
Frontier Communications Corp.
01/15/2023	7.125%	55,000	25,247
09/15/2025	11.000%	23,000	10,873
Frontier Communications Corp.(a)
04/01/2026	8.500%	42,000	42,105
Level 3 Financing, Inc.
08/15/2022	5.375%	84,000	84,333
Telecom Italia Capital SA
09/30/2034	6.000%	30,000	32,164
Telecom Italia SpA(a)
05/30/2024	5.303%	23,000	24,810
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%	129,000	131,397
Total			641,152
Total Corporate Bonds & Notes (Cost $29,668,642)			30,451,726

Equity-Linked Notes 18.8%
Issuer	Coupon Rate	Shares	Value ($)
Bank of Montreal(a),(h)
(linked to a basket of common stocks)
11/07/2019	12.456%	4,879	4,607,708
BNP Paribas Issuance BV(a),(h)
(linked to a basket of common stocks)
01/15/2020	12.880%	5,082	4,855,219
HSBC Bank USA NA(a),(h)
(linked to a basket of common stocks)
12/10/2019	13.400%	4,931	4,860,843
Jefferies Group LLC/Capital Finance, Inc.(a),(h)
(linked to a basket of common stocks)
03/13/2020	12.940%	5,170	5,124,124
Morgan Stanley BV(a),(h)
(linked to a basket of common stocks)
02/06/2020	11.483%	5,107	5,003,913
Wells Fargo Bank NA(a),(h)
(linked to a basket of common stocks)
04/06/2020	14.500%	5,201	5,250,612
Total Equity-Linked Notes (Cost $30,370,000)			29,702,419

Exchange-Traded Equity Funds 6.6%
	Shares	Value ($)
Dividend Income 3.1%
Invesco S&P 500 High Dividend Low Volatility ETF	116,091	4,919,937
Preferred Stock 3.5%
iShares US Preferred Stock ETF	147,716	5,543,781
Total Exchange-Traded Equity Funds (Cost $10,339,369)		10,463,718

Exchange-Traded Fixed Income Funds 9.7%

Convertible 3.6%
SPDR Bloomberg Barclays Convertible Securities ETF	107,580	5,728,635
Floating Rate 3.9%
SPDR Blackstone/GSO Senior Loan ETF	133,208	6,110,251

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Exchange-Traded Fixed Income Funds (continued)
	Shares	Value ($)
Investment Grade 2.2%
SPDR Portfolio Long Term Corporate Bond ETF	112,902	3,390,447
Total Exchange-Traded Fixed Income Funds (Cost $14,741,848)		15,229,333

Foreign Government Obligations(i) 10.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Angola 0.1%
Angolan Government International Bond(a)
05/09/2028	8.250%	200,000	208,923
Argentina 0.2%
Argentine Republic Government International Bond
01/11/2028	5.875%	700,000	267,919
Belarus 0.2%
Republic of Belarus International Bond(a)
02/28/2030	6.200%	300,000	319,991
Brazil 0.8%
Brazilian Government International Bond
04/07/2026	6.000%	400,000	463,942
01/07/2041	5.625%	450,000	505,593
01/27/2045	5.000%	200,000	208,102
Total			1,177,637
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	60,000	61,960
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/30/2050	3.700%	200,000	198,136
China 0.4%
State Grid Overseas Investment 2016 Ltd.(a)
05/04/2027	3.500%	200,000	211,262
Syngenta Finance NV(a)
04/24/2028	5.182%	400,000	422,690
Total			633,952
Colombia 0.2%
Ecopetrol SA
01/16/2025	4.125%	100,000	105,100
06/26/2026	5.375%	200,000	224,407
Total			329,507
Croatia 0.3%
Hrvatska Elektroprivreda(a)
10/23/2022	5.875%	400,000	437,843
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominican Republic 0.7%
Banco de Reservas de la Republica Dominicana(a)
Subordinated
02/01/2023	7.000%	150,000	157,485
02/01/2023	7.000%	150,000	157,484
Dominican Republic International Bond(a)
01/29/2026	6.875%	400,000	456,179
04/20/2027	8.625%	300,000	363,247
Total			1,134,395
Ecuador 0.2%
Ecuador Government International Bond(a)
10/23/2027	8.875%	300,000	281,872
Egypt 0.3%
Egypt Government International Bond(a)
01/31/2027	7.500%	300,000	325,704
02/21/2048	7.903%	200,000	200,209
Total			525,913
Gabon 0.1%
Gabon Government International Bond(a)
12/12/2024	6.375%	200,000	199,807
Honduras 0.1%
Honduras Government International Bond(a)
03/15/2024	7.500%	200,000	221,067
Hungary 0.1%
MFB Magyar Fejlesztesi Bank Zrt.(a)
10/21/2020	6.250%	200,000	207,436
Indonesia 1.2%
Indonesia Government International Bond(a)
01/08/2027	4.350%	200,000	218,263
Indonesia Government International Bond
10/30/2049	3.700%	200,000	203,854
Pertamina Persero PT(a)
05/03/2022	4.875%	200,000	211,368
05/27/2041	6.500%	300,000	380,112
PT Indonesia Asahan Aluminium Persero(a)
11/15/2048	6.757%	200,000	257,123
PT Perusahaan Listrik Negara(a)
05/21/2028	5.450%	200,000	229,459
PT Perusahaan Listrik Negara(a),(e)
02/05/2030	3.375%	200,000	199,188
02/05/2050	4.375%	200,000	200,083
Total			1,899,450

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	19

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ivory Coast 0.1%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	200,000	196,139
Kazakhstan 0.3%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	400,000	461,115
Mexico 0.9%
Petroleos Mexicanos
01/23/2029	6.500%	200,000	208,600
Petroleos Mexicanos(a)
01/23/2030	6.840%	250,000	266,753
01/23/2050	7.690%	795,000	863,279
Total			1,338,632
Mongolia 0.1%
Mongolia Government International Bond(a)
05/01/2023	5.625%	200,000	204,993
Netherlands 0.2%
MDGH - GMTN BV(a),(e)
11/07/2049	3.700%	250,000	251,589
Petrobras Global Finance BV
02/01/2029	5.750%	25,000	27,799
Total			279,388
Nigeria 0.1%
Nigeria Government International Bond(a)
02/16/2032	7.875%	200,000	206,514
Oman 0.3%
Oman Government International Bond(a)
01/17/2028	5.625%	200,000	198,044
03/08/2047	6.500%	250,000	231,698
Total			429,742
Qatar 0.7%
Qatar Government International Bond(a)
03/14/2029	4.000%	600,000	666,748
03/14/2049	4.817%	400,000	492,677
Total			1,159,425
Russian Federation 0.7%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	200,000	218,264
Russian Foreign Bond - Eurobond(a)
04/04/2022	4.500%	400,000	421,184
03/21/2029	4.375%	400,000	433,743
Total			1,073,191
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Arabia 0.5%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%	200,000	207,106
04/16/2049	4.375%	277,000	301,611
Saudi Government International Bond(a)
04/16/2029	4.375%	200,000	223,516
Total			732,233
Senegal 0.1%
Senegal Government International Bond(a)
07/30/2024	6.250%	200,000	219,195
South Africa 0.5%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	200,000	200,895
02/11/2025	7.125%	200,000	205,992
Republic of South Africa Government International Bond
06/22/2030	5.875%	300,000	319,054
Total			725,941
Sri Lanka 0.3%
Sri Lanka Government International Bond(a)
06/28/2024	6.350%	200,000	203,073
05/11/2027	6.200%	200,000	192,062
Total			395,135
Turkey 0.3%
Export Credit Bank of Turkey(a)
09/23/2021	5.000%	300,000	300,634
Turkey Government International Bond
03/25/2027	6.000%	200,000	198,306
Total			498,940
Ukraine 0.4%
Ukraine Government International Bond(a)
09/01/2024	7.750%	200,000	214,735
09/01/2026	7.750%	370,000	397,509
Total			612,244
Venezuela 0.1%
Petroleos de Venezuela SA(a),(j)
05/16/2024	0.000%	1,329,556	79,773
11/15/2026	0.000%	120,724	7,244
Total			87,017

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.3%
Sinopec Group Overseas Development Ltd.(a)
09/13/2027	3.250%	400,000	411,852
Total Foreign Government Obligations (Cost $16,923,279)			17,137,504

Residential Mortgage-Backed Securities - Agency 0.8%

Federal Home Loan Mortgage Corp.(b),(k)
CMO Series 326 Class S2
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 03/15/2044	4.029%	1,727,796	312,245
Federal Home Loan Mortgage Corp.(k)
CMO Series 4121 Class IA
01/15/2041	3.500%	1,103,106	84,396
Federal National Mortgage Association(k)
CMO Series 2012-121 Class GI
08/25/2039	3.500%	178,564	10,569
Federal National Mortgage Association(b),(k)
CMO Series 2013-101 Class CS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 10/25/2043	4.077%	1,119,333	250,361
CMO Series 2016-57 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 08/25/2046	4.177%	323,170	67,312
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	4.327%	717,540	151,745
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	4.227%	238,670	48,710
Government National Mortgage Association(b),(k)
CMO Series 2017-129 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2047	4.354%	784,031	167,009
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	4.304%	466,087	80,553
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	4.354%	207,226	43,822
CMO Series 2019-6 Class SA
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 01/20/2049	4.204%	248,281	39,484
Total Residential Mortgage-Backed Securities - Agency (Cost $1,217,814)			1,256,206

Residential Mortgage-Backed Securities - Non-Agency 6.4%

Angel Oak Mortgage Trust I LLC(a)
CMO Series 2016-1 Class A1
07/25/2046	3.500%	102,005	103,175
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2017-2 Class M1
07/25/2047	3.737%	500,000	505,710
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-2A Class M1C
1-month USD LIBOR + 1.600% 08/25/2028	3.423%	350,000	351,665
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	3.423%	200,000	200,329
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	4.573%	300,000	300,903
CIM Trust(a)
CMO Series 2017-8 Class A1
12/25/2065	3.000%	323,089	322,973
CIM Trust(a),(c)
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	404,088	408,937
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2013-11 Class 3A3
09/25/2034	4.165%	122,182	122,344
CMO Series 2013-2 Class 1A3
11/25/2037	4.574%	6,982	6,969
CMO Series 2014-C Class A
02/25/2054	3.250%	410,526	410,419
CMO Series 2015-A Class B3
06/25/2058	4.500%	222,422	222,525
Citigroup Mortgage Loan Trust, Inc.(a),(k)
CMO Series 2015-A Class A1IO
06/25/2058	1.000%	2,061,400	28,855

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	21

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(c)
Subordinated CMO Series 2018-4A Class B1
10/25/2058	5.535%	200,000	208,139
Ellington Financial Mortgage Trust(a),(c),(l)
CMO Series 2018-1 Class M1
10/25/2058	4.874%	300,000	313,260
FMC GMSR Issuer Trust(a),(c)
CMO Series 2019-GT1 Class B
05/25/2024	5.660%	500,000	516,649
GCAT LLC(a)
CMO Series 2019-NQM1 Class M1
02/25/2059	3.849%	400,000	402,671
Homeward Opportunities Fund Trust(a),(c)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	186,616	186,462
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A2
01/25/2057	3.500%	500,000	496,759
NRZ Excess Spread-Collateralized Notes(a)
Series 2018-PLS1 Class D
01/25/2023	4.374%	312,760	314,758
Subordinated CMO Series 2018-PLS2 Class D
02/25/2023	4.593%	162,544	164,046
Oak Hill Advisors Residential Loan Trust(a)
CMO Series 2017-NPL1 Class A1
06/25/2057	3.000%	9,181	9,182
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	4.054%	378,031	377,773
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	4.673%	200,000	201,237
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	4.473%	400,000	401,387
Preston Ridge Partners Mortgage LLC(a)
CMO Series 2017-2A Class A2
09/25/2022	5.000%	500,000	502,510
Preston Ridge Partners Mortgage LLC(a),(c)
CMO Series 2018-3A Class A1
10/25/2023	4.483%	167,938	169,868
CMO Series 2019-1A Class A1
01/25/2024	4.500%	431,482	437,799
PRPM LLC(a),(c)
CMO Series 2019-3A Class A1
07/25/2024	3.351%	482,583	484,086
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 02/25/2029	3.773%	250,000	249,743
RBSSP Resecuritization Trust(a),(c)
CMO Series 2010-1 Class 3A2
08/26/2035	4.628%	141,627	144,208
SG Residential Mortgage Trust(a),(c),(l)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	400,000	399,750
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	500,000	508,783
Vericrest Opportunity Loan Transferee LXXII LLC(a)
CMO Series 2018-NPL8 Class A1B
10/26/2048	4.655%	250,000	251,664
Verus Securitization Trust(a)
CMO Series 2017-SG1A Class A3
11/25/2047	2.825%	161,729	161,221
CMO Series 2018-1 Class A2
02/25/2048	3.031%	204,626	204,841
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $10,004,805)			10,091,600

Senior Loans 0.6%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
Nouryon Finance BV/AkzoNobel(b),(m)
Term Loan
3-month USD LIBOR + 3.250% 10/01/2025	5.190%	54,301	52,887
Construction Machinery 0.0%
Vertiv Group Corp.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 11/30/2023	5.927%	67,000	62,963
Finance Companies 0.1%
Ellie Mae, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% 04/17/2026	5.863%	103,000	84,433

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 0.1%
8th Avenue Food & Provisions, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.690%	57,006	57,006
2nd Lien Term Loan
3-month USD LIBOR + 7.750% 10/01/2026	9.690%	15,270	15,054
Total			72,060
Health Care 0.0%
Avantor Funding, Inc.(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 11/21/2024	4.786%	5,130	5,162
Metals and Mining 0.1%
Big River Steel LLC(b),(m)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	7.104%	77,856	77,127
Property & Casualty 0.0%
HUB International Ltd.(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 04/25/2025	4.940%	21,725	21,232
Retailers 0.0%
BellRing Brands LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.786%	54,000	53,832
Technology 0.3%
Ascend Learning LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.786%	43,850	43,503
Dun & Bradstreet Corp. (The)(b),(m)
Term Loan
3-month USD LIBOR + 5.000% 02/06/2026	6.804%	55,000	55,126
Greeneden US Holdings I LLC/Genesys Telecommunications Laboratories, Inc.(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 3.250% 12/01/2023	5.036%	29,830	29,103
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Misys Ltd./Almonde/Tahoe/Finastra USA(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 06/13/2024	5.696%	32,282	30,809
Project Alpha Intermediate Holding, Inc.(b),(m)
Term Loan
3-month USD LIBOR + 3.500% Floor 1.000% 04/26/2024	5.490%	16,731	16,334
3-month USD LIBOR + 4.250% 04/26/2024	6.240%	50,038	49,881
Refinitiv US Holdings, Inc.(a),(b),(m)
Term Loan
3-month USD LIBOR + 3.750% 10/01/2025	5.536%	153,415	154,144
Tempo Acquisition LLC(b),(m)
Term Loan
3-month USD LIBOR + 3.000% 05/01/2024	4.786%	44,657	44,648
Ultimate Software Group, Inc. (The)(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	5.536%	37,000	37,057
Total			460,605
Total Senior Loans (Cost $906,749)			890,301

Treasury Bills 0.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Argentina 0.1%
Argentina Treasury Bill(n)
03/25/2020	464.290%	246,500	86,275
Total Treasury Bills (Cost $244,114)			86,275

U.S. Treasury Obligations 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/15/2037	4.750%	29,000	41,262
02/15/2038	4.375%	30,000	41,269
02/15/2039	3.500%	236,000	292,898
11/15/2039	4.375%	284,000	394,227
02/15/2041	4.750%	23,000	33,645
08/15/2042	2.750%	527,000	584,641
05/15/2043	2.875%	361,000	409,002
05/15/2044	3.375%	419,000	516,287
08/15/2044	3.125%	163,000	193,206
11/15/2044	3.000%	163,000	189,360

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	23

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
U.S. Treasury Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/15/2045	2.500%	94,000	100,022
02/15/2046	2.500%	840,000	894,600
08/15/2046	2.250%	67,000	67,963
11/15/2046	2.875%	20,000	22,884
02/15/2047	3.000%	65,000	76,182
05/15/2047	3.000%	37,000	43,342
08/15/2047	2.750%	91,000	101,849
11/15/2047	2.750%	41,000	45,926
02/15/2048	3.000%	66,000	77,488
05/15/2048	3.125%	42,000	50,485
08/15/2048	3.000%	77,000	90,547
11/15/2048	3.375%	72,000	90,731
02/15/2049	3.000%	55,000	64,866
05/15/2049	2.875%	97,000	111,823
Total U.S. Treasury Obligations (Cost $4,234,521)			4,534,505
Money Market Funds 8.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.938%(o),(p)	12,634,517	12,633,253
Total Money Market Funds (Cost $12,633,260)		12,633,253
Total Investments in Securities (Cost: $152,719,078)		156,170,526
Other Assets & Liabilities, Net		1,435,301
Net Assets		157,605,827

At October 31, 2019, securities and/or cash totaling $785,228 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 E-mini	85	12/2019	USD	12,902,150	71,784	—
U.S. Treasury 10-Year Note	63	12/2019	USD	8,208,703	—	(71,995)
U.S. Ultra Treasury Bond	53	12/2019	USD	10,056,750	—	(288,713)
Total					71,784	(360,708)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 33	Morgan Stanley	12/20/2024	1.000	Quarterly	0.553	USD	6,108,000	24,036	—	—	24,036	—
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At October 31, 2019, the total value of these securities amounted to $78,430,474, which represents 49.76% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of October 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of October 31, 2019.
(d)	Non-income producing investment.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	Represents a security purchased on a when-issued basis.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of October 31, 2019.
(h)	By investing in the equity-linked note, the Fund gains exposure to the underlying investments that make up the custom basket without having to own the underlying investments directly. The components of the basket are available on the Columbia Multi-Asset Income Fund’s page of columbiathreadneedleus.com website.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At October 31, 2019, the total value of these securities amounted to $87,017, which represents 0.06% of total net assets.
(k)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(l)	Valuation based on significant unobservable inputs.
(m)	The stated interest rate represents the weighted average interest rate at October 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(n)	On August 29, 2019, the government of Argentina announced a delay in the repayment of short-term government debt at maturity and introduced an extended repayment schedule. On September 27, 2019, the Fund received $43,500, which represented 15% of the original par. The repayment schedule also includes a 25% payment of original par due 90 calendar days after the first payment and the remaining 60% of par due 180 days after the first payment. The maturity date shown represents the extended final maturity.
(o)	The rate shown is the seven-day current annualized yield at October 31, 2019.
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended October 31, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.938%
	8,171,584	43,383,049	(38,920,116)	12,634,517	(6)	(7)	132,200	12,633,253
Abbreviation Legend
ADR	American Depositary Receipt
CMO	Collateralized Mortgage Obligation
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	25

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at October 31, 2019:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	4,088,469	—	4,088,469
Commercial Mortgage-Backed Securities - Non-Agency	—	1,701,810	—	1,701,810
Common Stocks
Communication Services	810,110	—	—	810,110
Consumer Discretionary	658,533	—	—	658,533
Consumer Staples	1,433,178	—	—	1,433,178
Energy	1,084,961	—	—	1,084,961
Financials	1,654,164	—	—	1,654,164
Health Care	1,288,743	—	—	1,288,743
Industrials	575,645	—	—	575,645
Information Technology	1,399,591	—	—	1,399,591
Materials	241,191	—	—	241,191
Real Estate	7,187,287	—	—	7,187,287
Utilities	567,102	—	—	567,102
Total Common Stocks	16,900,505	—	—	16,900,505
Convertible Bonds	—	78,025	—	78,025
Convertible Preferred Stocks
Health Care	—	221,173	—	221,173
Industrials	—	90,501	—	90,501
Information Technology	—	108,400	—	108,400
Real Estate	—	87,167	—	87,167
Utilities	—	417,636	—	417,636
Total Convertible Preferred Stocks	—	924,877	—	924,877
Corporate Bonds & Notes	—	30,451,726	—	30,451,726
Equity-Linked Notes	—	29,702,419	—	29,702,419
Exchange-Traded Equity Funds	10,463,718	—	—	10,463,718
Exchange-Traded Fixed Income Funds	15,229,333	—	—	15,229,333
Foreign Government Obligations	—	17,137,504	—	17,137,504
Residential Mortgage-Backed Securities - Agency	—	1,256,206	—	1,256,206
Residential Mortgage-Backed Securities - Non-Agency	—	9,378,590	713,010	10,091,600
Senior Loans	—	890,301	—	890,301
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Portfolio of Investments  (continued)
October 31, 2019 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Treasury Bills	—	86,275	—	86,275
U.S. Treasury Obligations	4,534,505	—	—	4,534,505
Money Market Funds	12,633,253	—	—	12,633,253
Total Investments in Securities	59,761,314	95,696,202	713,010	156,170,526
Investments in Derivatives
Asset
Futures Contracts	71,784	—	—	71,784
Swap Contracts	—	24,036	—	24,036
Liability
Futures Contracts	(360,708)	—	—	(360,708)
Total	59,472,390	95,720,238	713,010	155,905,638
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	27

Statement of Assets and Liabilities
October 31, 2019 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $140,085,818)	$143,537,273
Affiliated issuers (cost $12,633,260)	12,633,253
Cash	1,872
Margin deposits on:
Futures contracts	676,500
Swap contracts	108,728
Receivable for:
Investments sold	733,176
Capital shares sold	20,018
Dividends	52,496
Interest	945,074
Foreign tax reclaims	4,589
Variation margin for futures contracts	241,194
Variation margin for swap contracts	4,783
Expense reimbursement due from Investment Manager	1,108
Prepaid expenses	774
Trustees’ deferred compensation plan	21,858
Total assets	158,982,696
Liabilities
Payable for:
Investments purchased	218,896
Investments purchased on a delayed delivery basis	1,014,390
Capital shares purchased	1,597
Variation margin for futures contracts	32,400
Variation margin for swap contracts	1,698
Management services fees	2,845
Distribution and/or service fees	66
Transfer agent fees	1,424
Compensation of board members	779
Compensation of chief compliance officer	5
Other expenses	80,911
Trustees’ deferred compensation plan	21,858
Total liabilities	1,376,869
Net assets applicable to outstanding capital stock	$157,605,827
Represented by
Paid in capital	162,877,361
Total distributable earnings (loss)	(5,271,534)
Total - representing net assets applicable to outstanding capital stock	$157,605,827
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Statement of Assets and Liabilities  (continued)
October 31, 2019 (Unaudited)
Class A
Net assets	$4,376,546
Shares outstanding	461,329
Net asset value per share	$9.49
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.96
Advisor Class
Net assets	$956,728
Shares outstanding	100,849
Net asset value per share	$9.49
Class C
Net assets	$1,339,816
Shares outstanding	141,229
Net asset value per share	$9.49
Institutional Class
Net assets	$6,872,350
Shares outstanding	724,149
Net asset value per share	$9.49
Institutional 2 Class
Net assets	$62,510
Shares outstanding	6,585
Net asset value per share	$9.49
Institutional 3 Class
Net assets	$143,997,877
Shares outstanding	15,209,422
Net asset value per share	$9.47
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	29

Statement of Operations
Six Months Ended October 31, 2019 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$908,291
Dividends — affiliated issuers	132,200
Interest	3,785,755
Foreign taxes withheld	(967)
Total income	4,825,279
Expenses:
Management services fees	506,595
Distribution and/or service fees
Class A	4,862
Class C	5,859
Transfer agent fees
Class A	1,928
Advisor Class	381
Class C	583
Institutional Class	2,946
Institutional 2 Class	21
Institutional 3 Class	5,428
Compensation of board members	8,352
Custodian fees	31,257
Printing and postage fees	5,314
Registration fees	42,730
Audit fees	16,549
Legal fees	1,682
Compensation of chief compliance officer	29
Other	7,599
Total expenses	642,115
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(205,782)
Expense reduction	(4)
Total net expenses	436,329
Net investment income	4,388,950
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(1,651,414)
Investments — affiliated issuers	(6)
Foreign currency translations	51
Futures contracts	2,930,794
Swap contracts	1,560
Net realized gain	1,280,985
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	2,062,171
Investments — affiliated issuers	(7)
Foreign currency translations	34
Futures contracts	(1,169,162)
Swap contracts	24,036
Net change in unrealized appreciation (depreciation)	917,072
Net realized and unrealized gain	2,198,057
Net increase in net assets resulting from operations	$6,587,007
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Statement of Changes in Net Assets
	Six Months Ended October 31, 2019 (Unaudited)	Year Ended April 30, 2019
Operations
Net investment income	$4,388,950	$8,770,459
Net realized gain (loss)	1,280,985	(6,992,006)
Net change in unrealized appreciation (depreciation)	917,072	5,546,517
Net increase in net assets resulting from operations	6,587,007	7,324,970
Distributions to shareholders
Net investment income and net realized gains
Class A	(116,063)	(130,571)
Advisor Class	(23,403)	(38,945)
Class C	(29,672)	(64,441)
Institutional Class	(185,789)	(135,296)
Institutional 2 Class	(1,898)	(2,868)
Institutional 3 Class	(4,411,530)	(9,291,228)
Class T	—	(443)
Total distributions to shareholders	(4,768,355)	(9,663,792)
Increase in net assets from capital stock activity	9,063,054	13,771,117
Total increase in net assets	10,881,706	11,432,295
Net assets at beginning of period	146,724,121	135,291,826
Net assets at end of period	$157,605,827	$146,724,121
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	31

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	October 31, 2019 (Unaudited)		April 30, 2019
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	161,564	1,520,049	204,949	1,900,073
Distributions reinvested	12,149	114,241	13,771	128,179
Redemptions	(44,143)	(416,779)	(33,159)	(305,020)
Net increase	129,570	1,217,511	185,561	1,723,232
Advisor Class
Subscriptions	26,422	249,200	51,608	487,407
Distributions reinvested	2,401	22,585	4,109	38,299
Redemptions	(6,168)	(57,646)	(15,425)	(142,919)
Net increase	22,655	214,139	40,292	382,787
Class C
Subscriptions	50,838	477,170	60,580	569,057
Distributions reinvested	3,081	28,977	6,725	62,735
Redemptions	(24,972)	(234,733)	(61,755)	(571,400)
Net increase	28,947	271,414	5,550	60,392
Institutional Class
Subscriptions	318,417	2,977,027	238,385	2,216,780
Distributions reinvested	18,818	177,081	13,509	126,123
Redemptions	(21,864)	(206,951)	(7,640)	(70,785)
Net increase	315,371	2,947,157	244,254	2,272,118
Institutional 2 Class
Subscriptions	—	—	9,310	85,960
Distributions reinvested	170	1,605	240	2,219
Redemptions	—	—	(4,135)	(37,236)
Net increase	170	1,605	5,415	50,943
Institutional 3 Class
Distributions reinvested	470,143	4,411,228	995,478	9,290,578
Net increase	470,143	4,411,228	995,478	9,290,578
Class T
Redemptions	—	—	(1,000)	(8,933)
Net decrease	—	—	(1,000)	(8,933)
Total net increase	966,856	9,063,054	1,475,550	13,771,117
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Multi-Asset Income Fund | Semiannual Report 2019

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Columbia Multi-Asset Income Fund | Semiannual Report 2019	33

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 10/31/2019 (Unaudited)	$9.38	0.26	0.13	0.39	(0.28)	(0.28)
Year Ended 4/30/2019	$9.54	0.57	(0.11)	0.46	(0.62)	(0.62)
Year Ended 4/30/2018	$9.78	0.53	(0.31)	0.22	(0.46)	(0.46)
Year Ended 4/30/2017	$9.43	0.56	0.26	0.82	(0.47)	(0.47)
Year Ended 4/30/2016	$10.05	0.57	(0.65)	(0.08)	(0.54)	(0.54)
Year Ended 4/30/2015(e)	$10.00	0.03	0.04	0.07	(0.02)	(0.02)
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$9.38	0.27	0.13	0.40	(0.29)	(0.29)
Year Ended 4/30/2019	$9.54	0.59	(0.10)	0.49	(0.65)	(0.65)
Year Ended 4/30/2018	$9.78	0.56	(0.31)	0.25	(0.49)	(0.49)
Year Ended 4/30/2017	$9.43	0.61	0.23	0.84	(0.49)	(0.49)
Year Ended 4/30/2016	$10.05	0.56	(0.62)	(0.06)	(0.56)	(0.56)
Year Ended 4/30/2015(f)	$10.00	0.03	0.04	0.07	(0.02)	(0.02)
Class C
Six Months Ended 10/31/2019 (Unaudited)	$9.38	0.22	0.13	0.35	(0.24)	(0.24)
Year Ended 4/30/2019	$9.54	0.49	(0.10)	0.39	(0.55)	(0.55)
Year Ended 4/30/2018	$9.78	0.46	(0.31)	0.15	(0.39)	(0.39)
Year Ended 4/30/2017	$9.43	0.49	0.26	0.75	(0.40)	(0.40)
Year Ended 4/30/2016	$10.05	0.48	(0.63)	(0.15)	(0.47)	(0.47)
Year Ended 4/30/2015(g)	$10.00	0.02	0.04	0.06	(0.01)	(0.01)
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$9.38	0.27	0.13	0.40	(0.29)	(0.29)
Year Ended 4/30/2019	$9.55	0.60	(0.12)	0.48	(0.65)	(0.65)
Year Ended 4/30/2018	$9.79	0.55	(0.30)	0.25	(0.49)	(0.49)
Year Ended 4/30/2017	$9.43	0.59	0.26	0.85	(0.49)	(0.49)
Year Ended 4/30/2016	$10.06	0.56	(0.63)	(0.07)	(0.56)	(0.56)
Year Ended 4/30/2015(h)	$10.00	0.03	0.05	0.08	(0.02)	(0.02)
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$9.38	0.27	0.13	0.40	(0.29)	(0.29)
Year Ended 4/30/2019	$9.55	0.61	(0.13)	0.48	(0.65)	(0.65)
Year Ended 4/30/2018	$9.78	0.55	(0.29)	0.26	(0.49)	(0.49)
Year Ended 4/30/2017	$9.43	0.57	0.28	0.85	(0.50)	(0.50)
Year Ended 4/30/2016	$10.05	0.57	(0.63)	(0.06)	(0.56)	(0.56)
Year Ended 4/30/2015(i)	$10.00	0.03	0.04	0.07	(0.02)	(0.02)
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 10/31/2019 (Unaudited)	$9.49	4.21%	1.16%(c)	0.89%(c),(d)	5.43%(c)	35%	$4,377
Year Ended 4/30/2019	$9.38	5.06%	1.23%	0.91%	6.17%	60%	$3,111
Year Ended 4/30/2018	$9.54	2.27%	1.24%	0.93%	5.41%	76%	$1,395
Year Ended 4/30/2017	$9.78	8.88%	1.27%	0.94%	5.83%	69%	$800
Year Ended 4/30/2016	$9.43	(0.62%)	1.34%	0.91%	6.15%	70%	$138
Year Ended 4/30/2015(e)	$10.05	0.69%	1.24%(c)	0.75%(c)	2.70%(c)	30%	$10
Advisor Class
Six Months Ended 10/31/2019 (Unaudited)	$9.49	4.34%	0.91%(c)	0.64%(c),(d)	5.69%(c)	35%	$957
Year Ended 4/30/2019	$9.38	5.33%	0.98%	0.66%	6.37%	60%	$733
Year Ended 4/30/2018	$9.54	2.53%	0.99%	0.68%	5.74%	76%	$362
Year Ended 4/30/2017	$9.78	9.17%	1.05%	0.69%	6.57%	69%	$160
Year Ended 4/30/2016	$9.43	(0.36%)	1.10%	0.64%	5.99%	70%	$9
Year Ended 4/30/2015(f)	$10.05	0.71%	0.99%(c)	0.50%(c)	3.00%(c)	30%	$10
Class C
Six Months Ended 10/31/2019 (Unaudited)	$9.49	3.82%	1.91%(c)	1.64%(c),(d)	4.68%(c)	35%	$1,340
Year Ended 4/30/2019	$9.38	4.28%	1.98%	1.66%	5.29%	60%	$1,053
Year Ended 4/30/2018	$9.54	1.51%	1.99%	1.68%	4.63%	76%	$1,019
Year Ended 4/30/2017	$9.78	8.07%	2.02%	1.69%	5.10%	69%	$668
Year Ended 4/30/2016	$9.43	(1.37%)	2.12%	1.65%	5.24%	70%	$101
Year Ended 4/30/2015(g)	$10.05	0.61%	1.99%(c)	1.50%(c)	2.00%(c)	30%	$10
Institutional Class
Six Months Ended 10/31/2019 (Unaudited)	$9.49	4.34%	0.91%(c)	0.64%(c),(d)	5.73%(c)	35%	$6,872
Year Ended 4/30/2019	$9.38	5.21%	0.98%	0.66%	6.43%	60%	$3,834
Year Ended 4/30/2018	$9.55	2.53%	0.99%	0.68%	5.63%	76%	$1,571
Year Ended 4/30/2017	$9.79	9.27%	1.03%	0.69%	6.24%	69%	$1,383
Year Ended 4/30/2016	$9.43	(0.47%)	1.11%	0.65%	5.99%	70%	$313
Year Ended 4/30/2015(h)	$10.06	0.82%	0.99%(c)	0.50%(c)	3.61%(c)	30%	$315
Institutional 2 Class
Six Months Ended 10/31/2019 (Unaudited)	$9.49	4.36%	0.88%(c)	0.61%(c)	5.69%(c)	35%	$63
Year Ended 4/30/2019	$9.38	5.26%	0.91%	0.60%	6.59%	60%	$60
Year Ended 4/30/2018	$9.55	2.68%	0.93%	0.64%	5.60%	76%	$10
Year Ended 4/30/2017	$9.78	9.22%	0.93%	0.64%	5.99%	69%	$13
Year Ended 4/30/2016	$9.43	(0.34%)	1.06%	0.60%	6.03%	70%	$9
Year Ended 4/30/2015(i)	$10.05	0.73%	0.97%(c)	0.47%(c)	3.02%(c)	30%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	35

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$9.36	0.27	0.14	0.41	(0.30)	(0.30)
Year Ended 4/30/2019	$9.53	0.59	(0.10)	0.49	(0.66)	(0.66)
Year Ended 4/30/2018	$9.76	0.56	(0.29)	0.27	(0.50)	(0.50)
Year Ended 4/30/2017(j)	$9.78	0.11	(0.05)(k)	0.06	(0.08)	(0.08)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Class A shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(f)	Advisor Class shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(g)	Class C shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(h)	Institutional Class shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(i)	Institutional 2 Class shares commenced operations on March 27, 2015. Per share data and total return reflect activity from that date.
(j)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(k)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 10/31/2019 (Unaudited)	$9.47	4.40%	0.82%(c)	0.55%(c)	5.75%(c)	35%	$143,998
Year Ended 4/30/2019	$9.36	5.33%	0.85%	0.55%	6.35%	60%	$137,933
Year Ended 4/30/2018	$9.53	2.73%	0.87%	0.58%	5.70%	76%	$130,926
Year Ended 4/30/2017(j)	$9.76	0.66%	0.93%(c)	0.60%(c)	7.22%(c)	69%	$127,555
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	37

Notes to Financial Statements
October 31, 2019 (Unaudited)
Note 1. Organization
Columbia Multi-Asset Income Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class C shares automatically convert to Class A shares after 10 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the official closing price on the principal exchange or market on which they trade. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.
38	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging)
Columbia Multi-Asset Income Fund | Semiannual Report 2019	39

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
40	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates and to manage exposure to the securities market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund
Columbia Multi-Asset Income Fund | Semiannual Report 2019	41

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at October 31, 2019:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	24,036*
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	71,784*
Total		95,820

42	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	360,708*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended October 31, 2019:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,560	1,560
Equity risk	474,525	—	474,525
Interest rate risk	2,456,269	—	2,456,269
Total	2,930,794	1,560	2,932,354

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	24,036	24,036
Equity risk	(523,945)	—	(523,945)
Interest rate risk	(645,217)	—	(645,217)
Total	(1,169,162)	24,036	(1,145,126)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended October 31, 2019:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	31,099,168
Credit default swap contracts — sell protection	5,166,660

*	Based on the ending quarterly outstanding amounts for the six months ended October 31, 2019.
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	43

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Equity-linked notes
The Fund may invest in equity-linked notes (ELNs). An ELN is a debt instrument, generally valued based on a quotation received from a counterparty, which is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. However, the holder of an ELN may have limited or no benefit from any appreciation in the Underlying Equity, but is exposed to various risks, including, without limitation, volatility, issuer and market risk. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including securities offered and sold under Rule 144A of the Securities Act of 1933, as amended. The Fund may also purchase an ELN in a privately negotiated transaction with the issuer of the ELN (or its broker-dealer affiliate).
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of October 31, 2019:
Morgan Stanley ($)
Liabilities
Centrally cleared credit default swap contracts (a)	1,698
Total liabilities	1,698
Total financial and derivative net assets	(1,698)
Total collateral received (pledged) (b)	(1,698)
Net amount (c)	(0)

44	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
The value of additional securities received as an income payment through a payment in kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	45

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement
In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2018-13 Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. The standard is effective for annual periods beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. After evaluation, management determined to adopt the ASU effective for the period ended July 31, 2019 and all subsequent periods. To comply with the ASU, management implemented disclosure changes which include removal of the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, removal of the policy for the timing of transfers between levels, removal of the description of the Level 3 valuation processes, as well as modifications to the measurement uncertainty disclosure.
46	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.66% to 0.51% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended October 31, 2019 was 0.66% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of October 31, 2019, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. These members of the Board of Trustees may participate in a Deferred Compensation Plan (the Deferred Plan) which may be terminated at any time. Obligations of the Deferred Plan will be paid solely out of the Fund’s assets, and all amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended October 31, 2019, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $302,400 and $0, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	47

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
For the six months ended October 31, 2019, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.10
Advisor Class	0.10
Class C	0.10
Institutional Class	0.10
Institutional 2 Class	0.07
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended October 31, 2019, these minimum account balance fees reduced total expenses of the Fund by $4.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended October 31, 2019, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	21,219
Class C	—	1.00(b)	281

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
48	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, including indirect expenses of the Underlying Funds, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	September 1, 2019 through August 31, 2020	Prior to September 1, 2019
Class A	0.99%	0.99%
Advisor Class	0.74	0.74
Class C	1.74	1.74
Institutional Class	0.74	0.74
Institutional 2 Class	0.70	0.68
Institutional 3 Class	0.64	0.62
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes, but the Fund’s net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At October 31, 2019, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
152,719,000	6,633,000	(3,446,000)	3,187,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at April 30, 2019, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. Capital loss carryforwards with no expiration are required to be utilized prior to any capital losses which carry an expiration date. As a result of this ordering rule, capital loss carryforwards which carry an expiration date may be more likely to expire unused.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
9,030,199	—	9,030,199
Columbia Multi-Asset Income Fund | Semiannual Report 2019	49

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $54,380,490 and $48,304,882, respectively, for the six months ended October 31, 2019, of which $174,657 and $115,221, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended October 31, 2019.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended October 31, 2019.
50	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve certain risks not typically associated with investing in U.S. securities, such as increased currency volatility and risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Shareholder concentration risk
At October 31, 2019, affiliated shareholders of record owned 91.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	51

Notes to Financial Statements  (continued)
October 31, 2019 (Unaudited)
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
52	Columbia Multi-Asset Income Fund | Semiannual Report 2019

 Board Consideration and Approval of Managementand Subadvisory Agreements
On June 12, 2019, the Board of Trustees (the Board) and the Trustees who are not interested persons (as defined in the Investment Company Act of 1940) (the Independent Trustees) of Columbia Funds Series Trust I (the Trust) unanimously approved the continuation of the Management Agreement (the Management Agreement) with Columbia Management Investment Advisers, LLC (the Investment Manager) and the Subadvisory Agreement (the Subadvisory Agreement) between the Investment Manager and Threadneedle International Limited (the Subadviser) with respect to Columbia Multi-Asset Income Fund (the Fund), a series of the Trust. As detailed below, the Board’s Advisory Fees and Expenses Committee (the Committee) and the Board met on multiple occasions to review and discuss, among themselves, with the management team of the Investment Manager and with an independent fee consultant, materials provided by the Investment Manager, the independent fee consultant and others before determining to approve the continuation of the Management Agreement and the Subadvisory Agreement (collectively, the Agreements).
In connection with their deliberations regarding the continuation of the Management Agreement and the Subadvisory Agreement, the Committee and the Board evaluated materials requested from the Investment Manager regarding the Fund and the Agreements, and discussed these materials with representatives of the Investment Manager at Committee meetings held on March 5, 2019, April 25, 2019 and June 11, 2019 and at Board meetings held on March 6, 2019 and June 12, 2019. In addition, the Board and its various committees consider matters bearing on the Agreements at other meetings throughout the year and in prior years and meet regularly with senior management of the Trust and the Investment Manager. Through the Board’s Investment Oversight Committees, Trustees also meet with selected portfolio managers of the funds the Trustees oversee and with other investment personnel at various times throughout the year. The Committee and the Board also consulted with the independent fee consultant, Fund counsel and the Independent Trustees’ independent legal counsel, who advised on various matters with respect to the Committee’s and the Board’s considerations and otherwise assisted the Committee and the Board in their deliberations. On June 11, 2019, the Committee recommended that the Board approve the continuation of the Management Agreement and the Subadvisory Agreement. On June 12, 2019, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement for the Fund.
The Committee and the Board considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to determine whether to recommend for approval or approve the continuation of the Management Agreement and the Subadvisory Agreement. The information and factors considered by the Committee and the Board in recommending for approval or approving the continuation of the Management Agreement and the Subadvisory Agreement for the Fund included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by an independent third-party data provider, as well as performance relative to benchmarks;
•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by the independent third-party data provider;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund through August 31, 2020 so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	The terms and conditions of the Agreements;
•	The subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•	The current and proposed terms and conditions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of distribution, transfer agency and shareholder services to the Fund;
•	Descriptions of various functions performed by the Investment Manager and the Subadviser under the Agreements, including portfolio management and portfolio trading practices;
Columbia Multi-Asset Income Fund | Semiannual Report 2019	53

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

•	Information regarding the management fees of similarly-managed portfolios of other clients of the Investment Manager, including institutional accounts and collective trusts;
•	Information regarding the reputation, regulatory history and resources of the Investment Manager and Subadviser, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager and the Subadviser with respect to compliance monitoring services, including an assessment of the Investment Manager’s and the Subadviser’s compliance system by the Fund’s Chief Compliance Officer; and
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund.
Nature, extent and quality of services provided under the Agreements
The Committee and the Board considered the nature, extent and quality of services provided to the Fund by the Investment Manager, the Subadviser and the Investment Manager’s affiliates under the Agreements and under separate agreements for the provision of transfer agency and shareholder services, and the resources dedicated to the Fund and the other Columbia Funds by the Investment Manager, the Subadviser and the Investment Manager’s affiliates. The Committee and the Board considered, among other things, the Investment Manager’s ability to attract, motivate and retain highly qualified research, advisory and supervisory investment professionals (including compensation programs for personnel involved in fund management, reputation and other attributes), the portfolio management services provided by those investment professionals, and the quality of the Investment Manager’s and the Subadviser’s investment research capabilities and trade execution services. The Committee and the Board also considered the potential benefits to shareholders of investing in a mutual fund that is part of a fund complex offering exposure to a variety of asset classes and investment disciplines and providing a variety of fund and shareholder services.
The Committee and the Board also considered the professional experience and qualifications of the senior personnel of the Investment Manager and the Subadviser, which included consideration of the Investment Manager’s and the Subadviser’s experience with funds using an investment strategy similar to that used by the Investment Manager and the Subadviser for the Fund. The Committee and the Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Investment Manager and its affiliates and the resources dedicated by the Investment Manager and its affiliates to risk management, and considered the Investment Manager’s ability to provide administrative services to the Fund and coordinate the activities of the Fund’s other service providers. The Board also noted that, based on information provided by the Investment Manager, the Board had approved the Subadviser’s code of ethics and compliance program, and that the Chief Compliance Officer of the Funds reports to the Trustees on the Subadviser’s compliance program.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Committee and the Board reviewed information about the performance of the Fund over various time periods, including performance information relative to benchmarks, information that compared the performance of the Fund to the performance of a group of comparable mutual funds as determined by the independent third-party data provider, and information and analysis provided by the independent fee consultant. The Committee and the Board also reviewed a description of the third party’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons. Although the Fund’s performance lagged that of a relevant peer group for certain (although not necessarily all) periods, the Committee and the Board concluded that other factors relevant to performance were sufficient, in light of other considerations, to support continuation of the Management Agreement and the Subadvisory Agreement. Those factors included one or more of the following: (i) that the Fund’s performance, although lagging in certain recent periods, was stronger over the longer term; (ii) that the underperformance was attributable, to a significant extent, to investment decisions that were reasonable and consistent with the Fund’s investment strategy and policies and that the Fund was performing within a reasonable range of expectations, given those investment decisions, market conditions and the Fund’s investment strategy; (iii) that the Fund’s performance was competitive when compared to other relevant performance benchmarks or peer groups; and (iv) that the
54	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Investment Manager had taken or was taking steps designed to help improve the Fund’s investment performance, including, but not limited to, replacing portfolio managers, enhancing the resources supporting the portfolio managers, or modifying investment strategies.
The Committee and the Board noted that, through December 31, 2018, the Fund’s performance was in the thirty-seventh and fifty-third percentile (where the best performance would be in the first percentile) of its category selected by the independent third-party data provider for the purposes of performance comparisons for the one- and three-year periods, respectively.
The Committee and the Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, the Investment Manager’s historical responsiveness to Board concerns about performance, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser were sufficient, in light of other considerations, to support the continuation of the Management Agreement and the Subadvisory Agreement.
Investment management fee rates and other expenses
The Committee and the Board considered the management fees charged to the Fund under the Management Agreement and the Subadvisory Agreement, as well as the total expenses incurred by the Fund. In assessing the reasonableness of the fees under the Management Agreement, the Committee and the Board considered, among other information, the Fund’s total expense ratio as a percentage of average daily net assets. The Committee and the Board considered data provided by the independent third-party data provider and the independent fee consultant. The Committee and the Board noted that, as of December 31, 2018, the Fund’s actual management fee and net total expense ratio were both ranked in the first quintile (where the lowest fees and expenses would be in the first quintile) against the Fund’s expense universe as determined by the independent third-party data provider for purposes of expense comparison. The Committee and the Board also considered the fees that the Subadviser charges to its other clients, and noted that the Investment Manager pays the fees of the Subadviser. The Committee and the Board noted that the Subadviser was not currently expected to manage any assets under its Subadvisory Agreement, but that the Investment Manager could, in the future, allocate investments to be managed by the Subadviser. The Committee and the Board also took into account the fee waiver and expense limitation arrangements agreed to by the Investment Manager, as noted above.
The Committee and the Board also received and considered information about the management fees charged by the Investment Manager to institutional accounts. In considering the fees charged to those accounts, the Committee and the Board took into account, among other things, the Investment Manager’s representations about the differences between managing mutual funds as compared to other types of accounts, including differences in the services provided, differences in the risk profile of such business for the Investment Manager and the additional resources required to manage mutual funds effectively. The Committee and the Board also received and considered information about the fees charged by the Investment Manager for sub-advisory services it provides to comparable unaffiliated funds. In evaluating the Fund’s management fees, the Committee and the Board also took into account the demands, complexity and quality of the investment management of the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the management fee rates and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Costs of services provided and profitability
The Committee and the Board also took note of the costs the Investment Manager and its affiliates incur in connection with the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, and the efforts undertaken by the Investment Manager and its affiliates to manage efficiently their costs to provide such services.
The Committee and the Board also considered the compensation directly or indirectly received by the Investment Manager’s affiliates in connection with their relationships with the Fund. The Committee and the Board reviewed information provided by management as to the profitability to the Investment Manager and its affiliates of their relationships with the Fund, including
Columbia Multi-Asset Income Fund | Semiannual Report 2019	55

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

with respect to funds for which unaffiliated subadvisers provide services, information about the allocation of expenses used to calculate profitability, and comparisons of profitability levels realized in 2018 to profitability levels realized in 2017. When reviewing profitability, the Committee and the Board also considered court cases in which adviser profitability was an issue in whole or in part, the performance of similarly managed funds, the performance of the Fund, and the expense ratio of the Fund. In addition, the Committee and the Board considered information provided by the Investment Manager regarding the Investment Manager’s financial condition and comparing its profitability to that of other asset management firms that are, or are subsidiaries of, publicly traded companies. In this regard, the Committee and the Board also considered data provided by the independent fee consultant. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Committee and the Board did not consider the profitability to the Subadviser from its relationship with the Fund.
After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Economies of scale
The Committee and the Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager’s investment advisory clients as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Committee and the Board noted that the management fee schedules for the Fund contained breakpoints that would reduce the fee rate on assets above specified threshold levels.
The Committee and the Board noted that the Subadvisory Agreement did not contain breakpoints. The Committee and the Board noted that absent a shareholder vote, the Investment Manager would bear any increase in fees payable under the Subadvisory Agreement. The Committee and the Board also noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context, and the effect that capacity constraints on a subadviser’s ability to manage assets could potentially have on the ability of the Investment Manager to achieve economies of scale, as new subadvisers may need to be added as the Fund grows, increasing the Investment Manager’s cost of compensating and overseeing the Fund’s subadvisers.
In considering these matters, the Committee and the Board also considered the costs of the services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund, as noted above. After reviewing these and related factors, the Committee and the Board concluded, within the context of their overall conclusions, that the extent to which any economies of scale were expected to be shared with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
Other benefits to the Investment Manager and Subadviser
The Committee and the Board received and considered information regarding “fall-out” or ancillary benefits received by the Investment Manager and its affiliates as a result of their relationships with the Fund, such as the engagement of the Investment Manager’s affiliates to provide distribution, transfer agency and shareholder services to the Fund. In this regard, among other matters, the Committee and the Board considered that the Fund’s distributor retains a portion of the distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares of the Fund. The Committee and the Board also considered the benefits of research made available to the Investment Manager and the Subadviser by reason of brokerage commissions generated by the Fund’s securities transactions, and reviewed information about the Investment Manager’s practices with respect to considering brokerage and research services when allocating portfolio transactions. In this connection, the Board also noted that the amount of research made available to the Investment Manager by reason of brokerage commissions had been declining over time, and may decline further. The Committee and the Board recognized that the Investment Manager’s profitability would be somewhat lower without these benefits.
56	Columbia Multi-Asset Income Fund | Semiannual Report 2019

Board Consideration and Approval of Management
and Subadvisory Agreements  (continued)

Conclusion
The Committee and the Board reviewed all of the above considerations in reaching their decisions to recommend or approve the continuation of the Management Agreement and the Subadvisory Agreement. In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and individual Trustees may have attributed different weights to the various factors. Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, voting separately, unanimously approved the continuation of the Management Agreement and the Subadvisory Agreement.
Columbia Multi-Asset Income Fund | Semiannual Report 2019	57

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Columbia Multi-Asset Income Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2019 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR261_04_J01_(12/19)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940

(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	December 20, 2019
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer
Date	December 20, 2019